UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2012

Date of reporting period: March 31, 2012

Item 1. Reports to Stockholders.

SEI Institutional Managed Trust

Semi-Annual Report as of March 31, 2012

Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small/Mid Cap Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

U.S. Fixed Income Fund

High Yield Bond Fund

Real Return Fund

Multi-Strategy Alternative Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 84.4%

Consumer Discretionary — 12.2%
CBS, Cl B	0.8%	459,010	$15,565
Coach	0.9	244,311	18,880
Harley-Davidson	0.4	181,094	8,888
Lowe’s	0.5	335,744	10,536
Macy’s	0.5	261,240	10,379
Nike, Cl B	0.8	144,113	15,628
priceline.com* (A)	0.6	16,125	11,570
Target	0.7	228,093	13,291
Time Warner Cable, Cl A	0.5	125,460	10,225
Other Securities	6.5		131,873

			246,835

Consumer Staples — 7.7%
Costco Wholesale	1.0	217,791	19,775
Estee Lauder, Cl A	0.6	186,335	11,541
Mead Johnson Nutrition, Cl A	0.7	160,336	13,224
Philip Morris International	0.8	174,680	15,478
Procter & Gamble	0.5	165,000	11,090
Whole Foods Market	0.6	145,291	12,088
Other Securities	3.5		71,819

			155,015

Energy — 8.3%
Chevron	1.3	242,800	26,038
ConocoPhillips	1.1	296,680	22,551
EOG Resources	0.6	112,250	12,471
Exxon Mobil	0.9	213,400	18,508
Schlumberger	0.5	138,079	9,656
Other Securities	3.9		78,581

			167,805

Financials — 12.5%
Capital One Financial	0.6	238,800	13,311
Citigroup	0.8	427,100	15,610

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

IntercontinentalExchange* (A)	0.4%	64,850	$8,912
JPMorgan Chase	1.4	639,030	29,383
Wells Fargo	1.0	581,200	19,842
Other Securities	8.3		166,452

			253,510

Health Care — 10.5%
Allergan	0.8	177,340	16,924
Amgen	0.8	231,769	15,758
Express Scripts* (A)	0.5	168,680	9,139
Johnson & Johnson	0.7	205,490	13,554
Merck	0.7	360,200	13,832
Pfizer	1.4	1,228,420	27,836
Other Securities	5.6		115,784

			212,827

Industrials — 7.4%
General Electric	1.2	1,177,460	23,632
Precision Castparts	0.5	63,083	10,907
Other Securities	5.7		114,085

			148,624

Information Technology — 19.6%
Accenture, Cl A (A)	0.5	144,512	9,321
Adobe Systems*	0.8	489,555	16,797
Apple*	2.8	95,369	57,171
Cisco Systems	0.7	674,000	14,255
Google, Cl A*	1.4	44,312	28,415
Intel	1.3	949,958	26,703
International Business Machines	0.6	55,903	11,664
Intuit	0.7	215,760	12,974
Mastercard, Cl A	1.2	58,032	24,405
NetApp*	0.5	205,856	9,216
Oracle	0.5	353,759	10,316
Qualcomm	1.5	451,231	30,693
Visa, Cl A	0.9	147,900	17,452
Other Securities	6.2		127,985

			397,367

Materials — 2.1%
Other Securities	2.1		41,801

Telecommunication Services — 2.3%
AT&T	0.8	542,000	16,927
Crown Castle International*	0.6	217,100	11,580
Verizon Communications	0.9	450,645	17,228
Other Securities	0.0		755

			46,490

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 1.8%
Other Securities	1.8%		$36,064

Total Common Stock (Cost $1,407,055) ($ Thousands)			1,706,338

AFFILIATED PARTNERSHIP — 5.2%
SEI Liquidity Fund, L.P. 0.180%**† (B)	5.2	104,783,100	104,783

Total Affiliated Partnership (Cost $104,783) ($ Thousands)			104,783

CASH EQUIVALENTS — 14.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	14.6	296,094,489	296,095
Other Securities	0.1		1,614

Total Cash Equivalents (Cost $297,709) ($ Thousands)			297,709

U.S. TREASURY OBLIGATIONS (C) (D) — 0.9%
U.S. Treasury Bills 0.112%, 09/20/12	0.8	$16,823	16,812
Other Securities	0.1		2,129

Total U.S. Treasury Obligations (Cost $18,943) ($ Thousands)			18,941

Total Investments — 105.2% (Cost $1,828,490) ($ Thousands)			$2,127,771

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	3,816	Jun-2012	$987
S&P Mid 400 Index E-MINI	352	Jun-2012	(42)

			$945

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,022,833 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total market value of securities on loan at March 31, 2012 was $102,357 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2012 was $104,783 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,706,338	$—	$—	$1,706,338
U.S. Treasury Obligations	—	18,941	—	18,941
Cash Equivalents	296,095	1,614	—	297,709
Affiliated Partnership	—	104,783	—	104,783

Total Investments in Securities	$2,002,433	$125,338	$—	$2,127,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$945	$—	$—	$945

Total Other Financial Instruments	$945	$—	$—	$945

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 8.5%
CBS, Cl B	0.6%	256,800	$8,708
Gap (A)	0.4	243,800	6,373
Other Securities	7.5		107,084

			122,165

Consumer Staples — 8.1%
CVS Caremark	1.0	320,100	14,341
Kroger	0.5	271,400	6,576
Procter & Gamble	1.3	273,900	18,409
Wal-Mart Stores	0.9	213,910	13,091
Other Securities	4.4		64,977

			117,394

Energy — 12.1%
Apache	0.5	79,475	7,982
Chevron	2.7	360,900	38,703
ConocoPhillips	1.5	292,900	22,263
Exxon Mobil	1.7	282,525	24,503
Hess	0.5	116,300	6,856
Marathon Oil	0.5	215,800	6,841
Murphy Oil	0.8	200,450	11,279
Occidental Petroleum	0.5	71,100	6,771
Valero Energy	0.6	316,000	8,143
Other Securities	2.8		41,136

			174,477

Financials — 21.9%
Aflac	0.8	245,725	11,301
American Express	0.7	180,750	10,458
Ameriprise Financial	0.6	145,700	8,324
Assurant	0.4	162,000	6,561
Bank of America	0.8	1,212,000	11,599
Citigroup	1.4	560,640	20,491
Discover Financial Services	0.6	244,800	8,162
Fifth Third Bancorp	0.7	727,600	10,223

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	3.0%	926,600	$42,605
PNC Financial Services Group	1.1	246,300	15,884
Prudential Financial	0.8	177,500	11,252
US Bancorp	0.5	247,700	7,847
Wells Fargo	2.5	1,056,400	36,065
Other Securities	8.0		115,683

			316,455

Health Care — 13.5%
Aetna	0.9	260,000	13,042
Amgen	0.8	161,400	10,974
Johnson & Johnson	1.2	264,225	17,428
Merck	1.6	602,800	23,148
Pfizer	3.1	1,977,750	44,816
UnitedHealth Group	0.5	125,100	7,373
WellPoint	1.1	209,000	15,424
Other Securities	4.3		62,222

			194,427

Industrials — 9.3%
General Dynamics	0.5	99,600	7,309
General Electric	2.5	1,793,025	35,986
Northrop Grumman (A)	0.8	198,600	12,130
Other Securities	5.5		78,316

			133,741

Information Technology — 12.1%
Cisco Systems	2.0	1,387,650	29,349
Intel	2.6	1,350,575	37,965
Microsoft	1.1	505,950	16,317
Other Securities	6.4		90,463

			174,094

Materials — 5.3%
Dow Chemical	0.6	240,900	8,345
E.I. Du Pont de Nemours	0.5	132,850	7,028
Newmont Mining	0.6	172,750	8,857
Owens-Illinois *	0.6	361,000	8,426
Other Securities	3.0		43,623

			76,279

Telecommunication Services — 2.7%
AT&T (A)	1.9	870,200	27,176
Verizon Communications	0.8	311,400	11,905

			39,081

Utilities — 3.8%
American Electric Power	0.6	205,100	7,913
Entergy	0.5	114,900	7,721

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	2.7%		$38,740

			54,374

Total Common Stock (Cost $1,248,895) ($ Thousands)			1,402,487

EXCHANGE TRADED FUND — 0.5%
SPDR Gold Shares	0.5	47,650	7,726

Total Exchange Traded Fund (Cost $6,968) ($ Thousands)			7,726

AFFILIATED PARTNERSHIP — 5.8%
SEI Liquidity Fund, L.P. 0.180%**† (B)	5.8	88,616,750	83,627

Total Affiliated Partnership (Cost $88,617) ($ Thousands)			83,627

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	1.5	22,094,770	22,095

Total Cash Equivalent (Cost $22,095) ($ Thousands)			22,095

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		2,612

Total U.S. Treasury Obligations (Cost $2,612) ($ Thousands)			2,612

Total Investments — 105.3% (Cost $1,369,187) ($ Thousands)			$1,518,547

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	25	June-2012	$50
S&P 500 Index E-MINI	365	June-2012	579

			$629

For the period ended March 31, 2011, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,442,034 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total market value of securities on loan at March 31, 2012 was $86,587 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 9). The total value of such securities as of March 31, 2012 was $83,627 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depository Receipts

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,402,487	$—	$—	$1,402,487
Exchange Traded Fund	7,726	—	—	7,726
U.S. Treasury Obligations	—	2,612	—	2,612
Affiliated Partnership	—	83,627	—	83,627
Cash Equivalent	22,095	—	—	22,095

Total Investments in Securities	$1,432,308	$86,239	$—	$1,518,547

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$629	$—	$—	$629

Total Other Financial Instruments	$629	$—	$—	$629

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%‡

Consumer Discretionary — 15.2%
Apollo Group, Cl A* (A)	0.8%	317,900	$12,284
Coach	1.0	200,591	15,502
Fossil*	0.9	104,786	13,830
McDonald’s	1.0	149,500	14,666
Nike, Cl B	1.1	151,950	16,477
priceline.com* (A)	1.5	32,625	23,408
Other Securities	8.9		138,081

			234,248

Consumer Staples — 8.6%
Altria Group	1.0	504,197	15,565
Costco Wholesale	1.5	254,107	23,073
Estee Lauder, Cl A	1.1	269,158	16,672
Mead Johnson Nutrition, Cl A	1.2	222,355	18,340
Philip Morris International	1.1	192,797	17,084
Other Securities	2.7		41,924

			132,658

Energy — 10.3%
Canadian Natural Resources	0.8	371,681	12,332
Core Laboratories (A)	1.0	122,781	16,154
El Paso	0.9	497,600	14,704
EOG Resources	1.6	220,500	24,498
Exxon Mobil	1.1	193,300	16,765
FMC Technologies* (A)	1.3	386,381	19,481
Schlumberger	1.0	222,953	15,591
Other Securities	2.6		39,042

			158,567

Financials — 5.6%
CME Group	1.0	50,950	14,741
IntercontinentalExchange*	1.1	126,650	17,404
Progressive	1.1	743,686	17,239
Other Securities	2.4		36,508

			85,892

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 12.1%
Alexion Pharmaceuticals* (A)	0.8%	140,300	$13,028
Allergan	1.7	270,700	25,833
DaVita*	1.1	181,510	16,367
Express Scripts* (A)	1.4	378,689	20,517
Idexx Laboratories* (A)	0.8	144,760	12,659
Intuitive Surgical* (A)	1.2	35,508	19,237
Novo Nordisk ADR (A)	1.0	110,532	15,332
Perrigo (A)	0.9	143,650	14,840
Other Securities	3.2		48,905

			186,718

Industrials — 8.1%
Danaher	1.2	314,206	17,596
Fluor	1.2	293,051	17,595
Roper Industries	0.9	139,873	13,870
Stericycle*	1.2	214,031	17,902
Other Securities	3.6		58,453

			125,416

Information Technology — 33.9%
Accenture, Cl A (A)	1.4	335,459	21,637
Adobe Systems*	1.1	499,800	17,148
Amphenol, Cl A	1.1	287,284	17,171
Apple*	5.9	151,731	90,958
Cognizant Technology Solutions, Cl A*	0.9	174,289	13,411
Google, Cl A*	3.1	72,761	46,657
International Business Machines	1.0	72,574	15,142
Intuit	1.2	314,400	18,905
Mastercard, Cl A	2.9	105,511	44,372
NetApp*	1.0	327,418	14,658
Qualcomm	3.0	685,966	46,659
Salesforce.com* (A)	1.0	96,985	14,985
Teradata*	1.3	294,600	20,077
VeriSign	1.1	447,200	17,146
Visa, Cl A	1.8	243,650	28,751
Other Securities	6.1		94,020

			521,697

Materials — 2.1%
Syngenta ADR (A)	0.9	192,696	13,263
Other Securities	1.2		19,462

			32,725

Telecommunication Services — 1.5%
Crown Castle International*	1.5	425,900	22,717

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 0.2%
Other Securities	0.2%		$2,481

Total Common Stock (Cost $1,234,013) ($ Thousands)			1,503,119

AFFILIATED PARTNERSHIP — 13.2%
SEI Liquidity Fund, L.P. 0.180%**† (B)	13.2	207,165,977	202,956

Total Affiliated Partnership (Cost $207,166) ($ Thousands)			202,956

CASH EQUIVALENTS — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	2.6	40,012,205	40,012
Other Securities	0.2		2,829

Total Cash Equivalents (Cost $42,841) ($ Thousands)			42,841

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		2,745

Total U.S. Treasury Obligations (Cost $2,746) ($ Thousands)			2,745

Total Investments — 113.8% (Cost $1,486,766) ($ Thousands)			$1,751,661

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	29	Jun-2012	$106
S&P 500 Index E-MINI	440	Jun-2012	1,167

			$1,273

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,539,846 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012

†	Investment in Affiliated Security (see Note 5).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total market value of securities on loan at March 31, 2012 was $202,863 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2012 was $202,956 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depository Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,503,119	$—	$—	$1,503,119
U.S. Treasury Obligations	—	2,745	—	2,745
Affiliated Partnership	—	202,956	—	202,956
Cash Equivalents	40,012	2,829	—	42,841

Total Investments in Securities	$1,543,131	$208,530	$—	$1,751,661

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,273	$—	$—	$1,273

Total Other Financial Instruments	$1,273	$—	$—	$1,273

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 14.0%
Bed Bath & Beyond*	0.6%	161,314	$10,610
CBS, Cl B	0.8	438,672	14,875
Coach	1.1	267,190	20,648
Lowe’s	0.7	408,903	12,831
Macy’s	0.5	266,109	10,572
Nike, Cl B	0.9	151,534	16,432
priceline.com* (A)	0.7	17,269	12,391
Target	0.7	246,633	14,371
Time Warner Cable, Cl A (A)	0.6	139,620	11,379
Other Securities	7.4		140,314

			264,423

Consumer Staples — 8.8%
Costco Wholesale	1.1	224,489	20,384
Estee Lauder, Cl A	0.6	186,759	11,568
Mead Johnson Nutrition, Cl A	0.7	164,728	13,587
Philip Morris International	0.9	191,743	16,990
Procter & Gamble	0.8	224,889	15,115
Whole Foods Market	0.7	157,273	13,085
Other Securities	4.0		75,106

			165,835

Energy — 9.6%
Chevron	1.5	256,399	27,496
ConocoPhillips	1.2	301,131	22,889
EOG Resources	0.7	114,060	12,672
Exxon Mobil	1.2	251,996	21,856
Schlumberger	0.6	153,284	10,719
Other Securities	4.4		86,676

			182,308

Financials — 14.1%
Capital One Financial	0.7	246,210	13,724
Citigroup	0.9	446,733	16,328

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	1.5%	636,691	$29,275
Wells Fargo	1.1	594,072	20,282
Other Securities	9.9		186,578

			266,187

Health Care — 12.3%
Allergan	0.9	185,375	17,690
Amgen	0.8	226,382	15,392
Express Scripts* (A)	0.5	180,763	9,794
Johnson & Johnson	0.8	226,669	14,951
Merck	0.8	368,556	14,153
Pfizer	1.5	1,209,742	27,413
Other Securities	7.0		133,385

			232,778

Industrials — 8.5%
General Electric	1.3	1,231,676	24,720
Precision Castparts	0.6	62,089	10,735
Other Securities	6.6		124,443

			159,898

Information Technology — 23.1%
Adobe Systems*	0.9	477,323	16,377
Apple*	3.5	108,901	65,283
Autodesk*	0.6	245,015	10,369
Cisco Systems	0.7	657,955	13,916
EMC*	0.5	349,920	10,456
Google, Cl A*	1.6	46,833	30,031
Intel	1.5	1,009,876	28,388
International Business Machines	0.7	63,960	13,345
Intuit	0.7	224,464	13,497
Mastercard, Cl A	1.4	62,152	26,137
Microsoft	0.5	311,812	10,056
NetApp*	0.5	219,027	9,806
Qualcomm	1.8	494,683	33,648
VeriSign (A)	0.6	288,622	11,066
Visa, Cl A	1.0	153,968	18,168
Other Securities	6.6		126,400

			436,943

Materials — 2.6%
Other Securities	2.6		49,888

Telecommunication Services — 2.7%
AT&T (A)	1.0	595,385	18,594
Crown Castle International*	0.7	227,999	12,162
Verizon Communications	1.0	475,775	18,189
Other Securities	0.0		1,585

			50,530

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.1%
Other Securities	2.1%		$38,995

Total Common Stock (Cost $1,361,347) ($ Thousands)			1,847,785

AFFILIATED PARTNERSHIP — 9.3%
SEI Liquidity Fund, L.P. 0.180%**† (B)	9.3	181,082,184	176,509

Total Affiliated Partnership (Cost $181,082) ($ Thousands)			176,509

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	2.3	42,751,844	42,752

Total Cash Equivalent (Cost $42,752) ($ Thousands)			42,752

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		3,581

Total U.S. Treasury Obligations (Cost $3,582) ($ Thousands)			3,581

Total Investments — 109.6% (Cost $1,588,763) ($ Thousands)			$2,070,627

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	548	Jun-2012	$1,487
S&P 400 Index E-MINI	51	Jun-2012	153

			$1,640

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,889,381 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total market value of securities on loan at March 31, 2012 was $177,182 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 9). The total value of such securities as of March 31, 2012 was $176,509 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,847,785	$—	$—	$1,847,785
U.S. Treasury Obligations	—	3,581	—	3,581
Affiliated Partnership	—	176,509	—	176,509
Cash Equivalent	42,752	—	—	42,752

Total Investments in Securities	$1,890,537	$180,090	$—	$2,070,627

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,640	$—	$—	$1,640

Total Other Financial Instruments	$1,640	$—	$—	$1,640

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Consumer Discretionary — 10.8%
Amazon.com* (A)	0.6%	60,500	$12,252
Comcast, Cl A (A)	0.6	448,322	13,454
Home Depot	0.6	256,296	12,894
McDonald’s	0.8	169,370	16,615
Walt Disney (A)	0.6	298,027	13,047
Other Securities	7.6		163,888

			232,150

Consumer Staples — 10.6%
Altria Group	0.5	340,156	10,501
Coca-Cola	1.3	376,253	27,846
CVS Caremark	0.5	216,535	9,701
Kraft Foods, Cl A	0.5	293,998	11,175
PepsiCo	0.8	261,185	17,330
Philip Morris International	1.2	286,265	25,366
Procter & Gamble	1.4	458,001	30,782
Wal-Mart Stores	0.8	290,444	17,775
Other Securities	3.6		77,310

			227,786

Energy — 11.1%
Chevron	1.6	328,678	35,247
ConocoPhillips	0.8	212,743	16,171
Exxon Mobil	3.2	783,698	67,970
Occidental Petroleum	0.6	134,859	12,843
Schlumberger	0.7	221,743	15,506
Other Securities	4.2		89,671

			237,408

Financials — 14.8%
American Express	0.5	168,715	9,762
Bank of America	0.8	1,784,428	17,077
Berkshire Hathaway, Cl B*	1.1	292,347	23,724
Citigroup	0.8	486,908	17,796

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Goldman Sachs Group	0.5%	82,256	$10,230
JPMorgan Chase	1.4	634,657	29,181
US Bancorp	0.5	317,706	10,065
Wells Fargo	1.4	876,763	29,933
Other Securities	7.8		168,420

			316,188

Health Care — 11.3%
Abbott Laboratories (A)	0.7	261,446	16,024
Bristol-Myers Squibb	0.4	280,675	9,473
Johnson & Johnson	1.4	456,382	30,103
Merck	0.9	506,144	19,436
Pfizer	1.3	1,253,376	28,401
UnitedHealth Group	0.5	173,747	10,241
Other Securities	6.1		128,283

			241,961

Industrials — 10.4%
3M	0.5	115,482	10,302
Boeing	0.4	124,032	9,224
Caterpillar	0.5	107,697	11,472
General Electric	1.6	1,759,274	35,309
United Parcel Service, Cl B	0.6	159,411	12,868
United Technologies	0.6	151,332	12,552
Other Securities	6.2		130,203

			221,930

Information Technology — 20.3%
Apple*	4.3	155,031	92,936
Cisco Systems	0.9	895,504	18,940
EMC*	0.5	341,340	10,199
Google, Cl A*	1.3	42,191	27,055
Intel	1.1	830,715	23,351
International Business Machines	1.9	192,637	40,194
Microsoft	1.9	1,241,693	40,045
Oracle	0.9	651,788	19,006
Qualcomm	0.9	281,232	19,130
Visa, Cl A	0.5	82,672	9,755
Other Securities	6.1		134,790

			435,401

Materials — 3.4%
Other Securities	3.4		73,763

Telecommunication Services — 2.7%
AT&T (A)	1.4	985,740	30,785
Verizon Communications	0.8	471,498	18,025
Other Securities	0.5		9,895

			58,705

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.3%
Other Securities	3.3%		$71,323

Total Common Stock (Cost $1,217,345) ($ Thousands)			2,116,615

AFFILIATED PARTNERSHIP — 8.3%
SEI Liquidity Fund, L.P. 0.180%**† (B)	8.3	180,255,400	176,909

Total Affiliated Partnership (Cost $180,255) ($ Thousands)			176,909

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	1.1	24,616,792	24,617

Total Cash Equivalent
(Cost $24,617) ($ Thousands)			24,617

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		2,149

Total U.S. Treasury Obligations (Cost $2,150) ($ Thousands)			2,149

Total Investments — 108.2% (Cost $1,424,367) ($ Thousands)			$2,320,290

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 500 Index E-MINI	462	Jun-2012	$840

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,143,815 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2011 (see Note 9). The total market value of securities on loan at March 31, 2012 was $176,600 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 9). The total value of such securities as of March 31, 2012 was $176,909 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,116,615	$—	$—	$2,116,615
U.S. Treasury Obligations	—	2,149	—	2,149
Affiliated Partnership	—	176,909	—	176,909
Cash Equivalent	24,617	—	—	24,617

Total Investments in Securities	$2,141,232	$179,058	$—	$2,320,290

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$840	$—	$—	$840

Total Other Financial Instruments	$840	$—	$—	$840

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 83.8%

Consumer Discretionary — 11.5%
BJ’s Restaurants* (A)	0.3%	17,661	$889
Childrens Place Retail Stores* (A)	0.3	16,363	845
Francesca’s Holdings* (A)	0.3	24,932	788
Life Time Fitness* (A)	0.3	19,607	991
National CineMedia	0.3	50,940	779
Pier 1 Imports	0.3	55,529	1,010
Pinnacle Entertainment*	0.3	80,515	927
Other Securities	9.4		27,770

			33,999

Consumer Staples — 2.0%
Casey’s General Stores (A)	0.3	13,695	760
Other Securities	1.7		5,163

			5,923

Energy — 6.4%
Berry Petroleum, Cl A	0.3	18,934	892
Goodrich Petroleum* (A)	0.3	41,757	794
Key Energy Services*	0.3	48,697	752
Oasis Petroleum* (A)	0.3	30,337	935
Scorpio Tankers*	0.3	106,562	752
Other Securities	4.9		14,678

			18,803

Financials — 16.1%
Coresite Realty† (A)	0.1	7,255	171
Education Realty Trust†	0.3	79,385	860
Hanmi Financial*	0.0	800	8
Hanover Insurance Group	0.3	19,956	821
Highwoods Properties† (A)	0.4	31,862	1,062
Mid-America Apartment Communities†	0.3	11,562	775
National Retail Properties† (A)	0.3	29,445	801

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

ProAssurance	0.3%	10,448	$920
Susquehanna Bancshares	0.3	92,182	911
Western Alliance Bancorp* (A)	0.4	139,402	1,181
Other Securities	13.4		39,885

			47,395

Health Care — 11.4%
Ariad Pharmaceuticals* (A)	0.4	75,962	1,212
Cubist Pharmaceuticals* (A)	0.3	18,237	789
Magellan Health Services*	0.3	16,121	787
Mednax* (A)	0.4	13,871	1,032
WellCare Health Plans*	0.4	17,237	1,239
Other Securities	9.6		28,712

			33,771

Industrials — 15.1%
Acacia Research – Acacia Technologies*	0.3	21,464	896
Actuant, Cl A	0.5	49,323	1,430
Dycom Industries*	0.3	35,695	834
EMCOR Group	0.3	32,704	906
Genesee & Wyoming, Cl A* (A)	0.3	15,269	833
Hexcel*	0.3	34,894	838
Middleby*	0.3	7,875	797
Old Dominion Freight Line*	0.4	25,911	1,235
Robbins & Myers	0.5	27,988	1,457
Wabash National* (A)	0.4	127,111	1,316
Other Securities	11.5		33,882

			44,424

Information Technology — 15.4%
Aruba Networks* (A)	0.4	46,350	1,033
BroadSoft* (A)	0.3	24,082	921
Cavium* (A)	0.3	29,655	918
DealerTrack Holdings*	0.3	28,470	862
Fairchild Semiconductor International*	0.3	54,234	797
Integrated Device Technology* (A)	0.3	106,527	762
Mellanox Technologies* (A)	0.3	22,220	930
Parametric Technology*	0.5	58,006	1,621
ServiceSource International* (A)	0.3	59,111	915
Other Securities	12.4		36,805

			45,564

Materials — 3.6%
Innophos Holdings	0.3	16,704	837
PolyOne	0.3	65,631	945
Other Securities	3.0		8,822

			10,604

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.4%
Other Securities	0.4%		$1,230

Utilities — 1.9%
Other Securities	1.9		5,644

Total Common Stock (Cost $214,224) ($ Thousands)			247,357

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Growth Index Fund (A)	0.5	15,465	1,475
Other Securities	0.5		1,641

Total Exchange Traded Funds (Cost $3,001) ($ Thousands)			3,116

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Other Securities	0.1		123

Energy — 0.0%
Other Securities	0.0		50

Total Preferred Stock (Cost $356) ($ Thousands)			173

CONVERTIBLE BONDS — 0.0%

Energy — 0.0%
Other Securities	0.0		84

Financials — 0.0%
Other Securities	0.0		3

Total Convertible Bonds (Cost $109) ($ Thousands)			87

WARRANTS — 0.0%
Other Securities	0.0		15

Total Warrants (Cost $—) ($ Thousands)			15

AFFILIATED PARTNERSHIP — 24.9%
SEI Liquidity Fund, L.P. 0.180%**†† (B)	24.9	73,545,276	73,545

Total Affiliated Partnership (Cost $73,545) ($ Thousands)			73,545

CASH EQUIVALENT — 6.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	6.3	18,510,672	18,511

Total Cash Equivalent (Cost $18,511) ($ Thousands)			18,511

Description	Percentage of Net Assets (%)	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 1.0%
U.S. Treasury Bills, 0.057%, 06/28/12	0.8%	$2,453	$2,452
Other Securities	0.2		379

Total U.S. Treasury Obligations (Cost $2,831) ($ Thousands)			2,831

Total Investments — 117.1% (Cost $312,577) ($ Thousands)			$345,635

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	474	Jun-2012	$648

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $295,251 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security (see Note 5).
(A)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total market value of securities on loan at March 31, 2012 was $71,272 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2012 was $73,545 ($ Thousands).
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$247,354	$1	$2	$247,357
Exchange Traded Funds	3,116	—	—	3,116
Preferred Stock	—	173	—	173
Convertible Bonds	—	87	—	87
Warrants	—	15	—	15
U.S. Treasury Obligations	—	2,831	—	2,831
Affiliated Partnership	—	73,545	—	73,545
Cash Equivalent	18,511	—	—	18,511

Total Investments in Securities	$268,981	$76,652	$2	$345,635

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$648	$—	$—	$648

Total Other Financial Instruments	$648	$—	$—	$648

*	Futures contracts are valued at the unrealized appreciation on the instrument.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$2
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of March 31, 2012	$2

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%‡

Consumer Discretionary — 9.8%
Matthews International, Cl A (A)	0.6%	84,235	$2,665
Men’s Wearhouse	0.4	49,041	1,901
Meredith (A)	0.4	56,425	1,832
Regis (A)	0.6	135,749	2,502
Rent-A-Center	0.4	51,400	1,940
WMS Industries*	0.4	84,272	2,000
Other Securities	7.0		31,536

			44,376

Consumer Staples — 2.9%
Other Securities	2.9		12,988

Energy — 4.9%
Berry Petroleum, Cl A	0.4	35,308	1,664
Key Energy Services*	0.4	119,520	1,846
Other Securities	4.1		18,392

			21,902

Financials — 33.6%
Alterra Capital Holdings (A)	0.5	94,250	2,166
Boston Private Financial Holdings (A)	0.5	214,728	2,128
CNO Financial Group* (A)	0.5	315,000	2,451
Endurance Specialty Holdings	0.4	45,294	1,842
Equity Residential†	0.5	35,600	2,229
First Midwest Bancorp	0.4	165,363	1,981
Hancock Holding (A)	0.6	69,133	2,455
Mack-Cali Realty†	0.4	59,761	1,722
Mid-America Apartment Communities†	0.5	30,431	2,040
Nelnet, Cl A	0.4	64,700	1,676
Ocwen Financial*	0.4	111,700	1,746
Old National Bancorp	0.5	166,614	2,189
PacWest Bancorp (A)	0.4	75,983	1,846

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Platinum Underwriters Holdings	0.5%	61,514	$2,245
ProAssurance	0.5	24,613	2,168
ProLogis†	0.4	51,644	1,860
Simon Property Group†	0.6	18,744	2,731
Western Alliance Bancorp*	0.5	259,175	2,195
Other Securities	25.1		114,035

			151,705

Health Care — 4.5%
Other Securities	4.5		20,196

Industrials — 16.9%
Belden	0.4	46,178	1,751
EMCOR Group	0.6	100,103	2,775
FTI Consulting* (A)	0.5	61,900	2,323
G&K Services	0.5	61,134	2,091
Geo Group*	0.5	118,500	2,253
Teledyne Technologies*	0.4	29,454	1,857
Tetra Tech* (A)	0.8	130,965	3,452
Towers Watson, Cl A	0.4	27,333	1,806
Tutor Perini*	0.5	132,600	2,066
Other Securities	12.3		55,841

			76,215

Information Technology — 12.2%
CACI International, Cl A* (A)	0.7	47,392	2,952
Diebold	0.6	71,937	2,771
Earthlink	0.5	258,980	2,069
Parametric Technology* (A)	0.4	69,405	1,939
Progress Software*	0.4	71,580	1,691
Tech Data*	0.4	34,300	1,861
Other Securities	9.2		41,807

			55,090

Materials — 5.8%
H.B. Fuller	0.4	62,700	2,058
Minerals Technologies	0.4	25,910	1,695
RTI International Metals* (A)	0.5	96,898	2,235
Sensient Technologies	0.4	51,920	1,973
Other Securities	4.1		18,329

			26,290

Telecommunication Services — 0.8%
Neutral Tandem*	0.4	142,331	1,735
Other Securities	0.4		1,686

			3,421

Utilities — 3.4%
Cleco	0.6	66,430	2,634
Great Plains Energy	0.4	100,092	2,029
Portland General Electric	0.7	128,795	3,217

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	1.7%		$7,398

			15,278

Total Common Stock (Cost $396,281) ($ Thousands)			427,461

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Value Index Fund (A)	0.7	40,600	2,962
Other Securities	0.3		1,571

Total Exchange Traded Funds (Cost $4,265) ($ Thousands)			4,533

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

PREFERRED STOCK — 0.0%

Energy — 0.0%
Other Securities	0.0		141

Total Preferred Stock (Cost $151) ($ Thousands)			141

AFFILIATED PARTNERSHIP — 19.5%
SEI Liquidity Fund, L.P. 0.180%**†† (B)	19.5	91,720,571	87,754

Total Affiliated Partnership (Cost $91,721) ($ Thousands)			87,754

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	5.1	23,078,947	23,079

Total Cash Equivalent (Cost $23,079) ($ Thousands)			23,079

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		1,270

Total U.S. Treasury Obligations (Cost $1,270) ($ Thousands)			1,270

Total Investments — 120.7% (Cost $516,767) ($ Thousands)			$544,238

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	161	Jun-2012	$445

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $450,797 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total market value of securities on loan at March 31, 2012 was $88,870 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2012 was $87,754 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$427,125	$—	$336	$427,461
Exchange Traded Funds	4,533	—	—	4,533
Preferred Stock	—	141	—	141
Warrants	—	—	—	—
U.S. Treasury Obligations	—	1,270	—	1,270
Affiliated Partnership	—	87,754	—	87,754
Cash Equivalent	23,079	—	—	23,079

Total Investments in Securities	$454,737	$89,165	$336	$544,238

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$445	$—	$—	$445

Total Other Financial Instruments	$445	$—	$—	$445

*	Futures contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2012

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$356
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(20)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of March 31, 2012	$336

Changes in unrealized gains (losses included in earnings to securities still held at reporting date	$(20)

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Consumer Discretionary — 16.7%
American Public Education* (A)	0.5%	45,214	$1,718
Francesca’s Holdings* (A)	0.5	53,558	1,693
Life Time Fitness* (A)	0.6	44,543	2,253
Liz Claiborne*	0.4	110,000	1,470
National CineMedia	0.8	176,116	2,694
Saks* (A)	0.6	166,895	1,938
Select Comfort* (A)	0.5	48,810	1,581
Skullcandy* (A)	0.5	95,403	1,510
Sturm Ruger (A)	0.5	34,920	1,715
True Religion Apparel*	0.5	60,328	1,653
Ulta Salon Cosmetics & Fragrance	0.5	18,755	1,742
Zumiez* (A)	0.9	88,249	3,187
Other Securities	9.9		34,549

			57,703

Consumer Staples — 1.7%
Lancaster Colony (A)	0.4	21,727	1,444
Other Securities	1.3		4,691

			6,135

Energy — 8.3%
Comstock Resources* (A)	0.5	117,047	1,853
Dril-Quip*	0.4	24,040	1,563
Goodrich Petroleum* (A)	0.6	104,317	1,984
Oasis Petroleum* (A)	0.5	56,910	1,755
World Fuel Services (A)	0.5	39,597	1,624
Other Securities	5.8		20,561

			29,340

Financials — 7.1%
Affiliated Managers Group*	0.4	13,030	1,457
Financial Engines* (A)	0.5	81,148	1,814
Other Securities	6.2		21,717

			24,988

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 18.4%
ABIOMED* (A)	0.5%	74,650	$1,656
Ariad Pharmaceuticals* (A)	0.9	200,908	3,205
athenahealth* (A)	0.5	23,992	1,778
Cubist Pharmaceuticals* (A)	0.6	44,143	1,909
Myriad Genetics*	0.4	61,249	1,449
Questcor Pharmaceuticals* (A)	0.6	58,400	2,197
Other Securities	14.9		52,148

			64,342

Industrials — 17.7%
Acacia Research — Acacia Technologies*	0.5	38,456	1,605
Acuity Brands	0.5	27,800	1,747
CoStar Group* (A)	0.8	41,796	2,886
Landstar System	0.5	28,549	1,648
Middleby*	0.5	16,470	1,666
Polypore International* (A)	0.6	58,645	2,062
United Rentals* (A)	0.5	38,067	1,633
Wabtec	0.6	27,714	2,089
Other Securities	13.2		46,555

			61,891

Information Technology — 23.9%
Aruba Networks* (A)	0.7	108,970	2,428
BroadSoft* (A)	0.6	52,011	1,989
Cavium* (A)	0.4	49,655	1,536
Cornerstone OnDemand*	0.4	66,742	1,458
DealerTrack Holdings*	0.5	60,250	1,823
Entegris*	0.4	152,990	1,429
Gartner*	0.5	38,503	1,642
Inphi* (A)	0.5	118,135	1,675
Jack Henry & Associates	0.4	43,360	1,479
Measurement Specialties*	0.4	43,584	1,469
Mellanox Technologies* (A)	0.6	50,494	2,112
QLIK Technologies* (A)	0.6	60,843	1,947
RealPage* (A)	0.4	75,536	1,448
ServiceSource International* (A)	0.6	132,728	2,055
SolarWinds* (A)	0.4	37,406	1,446
VistaPrint* (A)	0.7	63,345	2,448
Other Securities	15.8		55,188

			83,572

Materials — 3.0%
Other Securities	3.0		10,825

Telecommunication Services — 0.3%
Other Securities	0.3		1,148

Utilities — 0.0%
Other Securities	0.0		124

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Total Common Stock (Cost $309,252) ($ Thousands)			$340,068

EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1%		439

Total Exchange Traded Fund (Cost $420) ($ Thousands)			439

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 35.9%
SEI Liquidity Fund, L.P. 0.180%,**† (B)	35.9	128,952,947	125,598

Total Affiliated Partnership (Cost $128,953) ($ Thousands)			125,598

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	3.6	12,516,326	12,516

Total Cash Equivalent (Cost $12,516) ($ Thousands)			12,516

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		1,224

Total U.S. Treasury Obligations (Cost $1,224) ($ Thousands)			1,224

Total Investments — 137.0% (Cost $452,365) ($ Thousands)			$479,845

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	96	Jun-2012	$336

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $350,193 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total market value of securities on loan at March 31, 2012 was $125,215 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 9). The total value of such securities as of March 31, 2012 was $125,598 ($ Thousands).

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$339,843	$—	$225	$340,068
Exchange Traded Fund	439	—	—	439
Warrants	—	—	—	—
U.S. Treasury Obligations	—	1,224	—	1,224
Affiliated Partnership	—	125,598	—	125,598
Cash Equivalent	12,516	—	—	12,516

Total Investments in Securities	$352,798	$126,822	$225	$479,845

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$336	$—	$—	$336

Total Other Financial Instruments	$336	$—	$—	$336

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$252
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(27)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of March 31, 2012	$225

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(27)

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.9%

Consumer Discretionary — 15.6%
Buffalo Wild Wings*	0.3%	11,401	$1,034
Dick’s Sporting Goods	0.4	28,300	1,361
DSW, Cl A	0.4	24,269	1,329
Hibbett Sports* (A)	0.3	17,570	958
Pier 1 Imports	0.4	70,390	1,280
Regis	0.3	47,983	884
Tempur-Pedic International* (A)	0.7	25,819	2,180
WMS Industries* (A)	0.3	44,704	1,061
Other Securities	12.5		42,152

			52,239

Consumer Staples — 3.2%
Herbalife	0.3	15,197	1,046
Other Securities	2.9		9,663

			10,709

Energy — 5.6%
Berry Petroleum, Cl A	0.3	21,649	1,020
Other Securities	5.3		17,634

			18,654

Financials — 17.2%
Hancock Holding	0.3	26,671	947
ProAssurance	0.3	11,889	1,047
Unum Group	0.3	39,045	956
Zions Bancorporation (A)	0.4	56,329	1,209
Other Securities	15.9		53,620

			57,779

Health Care — 10.4%
Catalyst Health Solutions*	0.3	15,100	962
Cooper	0.3	10,510	859
HealthSouth*	0.3	46,560	954

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Mednax*	0.4%	16,200	$1,205
Salix Pharmaceuticals*	0.4	23,654	1,242
SXC Health Solutions*	0.4	18,820	1,411
WellCare Health Plans*	0.4	16,640	1,196
Other Securities	7.9		27,229

			35,058

Industrials — 15.6%
Advisory Board*	0.3	10,900	966
AGCO*	0.4	26,043	1,229
BE Aerospace*	0.3	21,737	1,010
G&K Services	0.3	24,895	851
Interface, Cl A	0.3	70,940	990
Kansas City Southern	0.3	12,436	891
Moog, Cl A*	0.3	21,715	931
Robbins & Myers	0.3	19,034	991
Teledyne Technologies*	0.3	14,735	929
Tetra Tech*	0.3	38,203	1,007
United Rentals* (A)	0.4	28,530	1,224
Other Securities	12.1		41,296

			52,315

Information Technology — 17.8%
Ansys*	0.3	13,686	890
Aruba Networks*	0.3	39,282	875
BroadSoft* (A)	0.3	27,750	1,061
Cadence Design Systems*	0.5	142,690	1,689
Coherent*	0.3	15,842	924
DealerTrack Holdings*	0.4	38,877	1,176
Parametric Technology*	0.4	46,620	1,303
Power Integrations	0.3	22,619	840
QLIK Technologies*	0.3	30,588	979
Riverbed Technology*	0.4	41,804	1,174
SolarWinds*	0.4	31,503	1,218
Synopsys* (A)	0.3	30,462	934
VeriFone Holdings*	0.5	34,248	1,776
Other Securities	13.1		44,834

			59,673

Materials — 5.4%
PolyOne	0.4	84,620	1,219
Other Securities	5.0		16,930

			18,149

Telecommunication Services — 0.6%
Other Securities	0.6		2,099

Utilities — 3.5%
Cleco	0.3	22,405	888
Great Plains Energy (A)	0.4	58,008	1,176
Portland General Electric	0.4	47,706	1,192

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund (Concluded)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares/Face Amounts ($ Thousands)	Market Value ($ Thousands)

Other Securities	2.4%		$8,454

			11,710

Total Common Stock (Cost $268,560) ($ Thousands)			$318,385

EXCHANGE TRADED FUNDS — 0.3%
Other Securities	0.3		1,138

Total Exchange Traded Funds (Cost $1,082) ($ Thousands)			1,138

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 5.5%
SEI Liquidity Fund, L.P. 0.180%** † (B)	5.5	18,550,462	18,283

Total Affiliated Partnership (Cost $18,550) ($ Thousands)			18,283

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	4.6	15,433,089	15,433

Total Cash Equivalent (Cost $15,433) ($ Thousands)			15,433

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills, 0.055%, 09/20/12	0.3	$925	925
Other Securities	0.0		43

Total U.S. Treasury Obligations (Cost $968) ($ Thousands)			968

Total Investments — 105.6% (Cost $304,593) ($ Thousands)			$354,207

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	77	June-2012	$257
S&P Mid 400 Index E-MINI	71	June-2012	198

			$455

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $335,496 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total market value of securities on loan at March 31, 2012 was $18,139 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2012 was $18,283 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$318,385	$—	$—	$318,385
Exchange Traded Funds	1,138	—	—	1,138
Warrants	—	—	—	—
U.S. Treasury Obligations	—	968	—	968
Affiliated Partnership	—	18,283	—	18,283
Cash Equivalent	15,433	—	—	15,433

Total Investments in Securities	$334,956	$19,251	$—	$354,207

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$455	$—	$—	$455

Total Other Financial Instruments	$455	$—	$—	$455

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.5%

Consumer Discretionary — 14.3%
BorgWarner* (A)	0.7%	7,500	$632
Harley-Davidson	1.2	22,956	1,126
Hasbro	0.7	16,801	617
International Game Technology	0.8	39,958	671
Marriott International, Cl A	0.7	17,600	666
Newell Rubbermaid	0.7	37,026	660
Sirius XM Radio* (A)	0.6	228,500	528
Other Securities	8.9		7,967

			12,867

Consumer Staples — 4.3%
Molson Coors Brewing, Cl B	0.7	13,148	595
Other Securities	3.6		3,283

			3,878

Energy — 6.6%
Cameron International*	0.8	13,600	719
Concho Resources*	0.9	7,700	786
Pioneer Natural Resources	1.0	7,799	870
Range Resources	0.8	11,539	671
Other Securities	3.1		2,883

			5,929

Financials — 13.9%
Allstate	0.7	19,270	634
Ameriprise Financial	0.6	9,219	527
Digital Realty Trust† (A)	0.6	7,420	549
Fifth Third Bancorp	0.9	58,856	827
Liberty Property Trust† (A)	0.6	15,968	570
Moody’s (A)	0.7	14,200	598
Reinsurance Group of America, Cl A	0.6	9,143	544
T. Rowe Price Group	0.7	10,300	673
Unum Group	0.8	29,135	713
Zions Bancorporation (A)	0.6	27,197	584

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	7.1%		$6,345

			12,564

Health Care — 10.6%
Alexion Pharmaceuticals*	0.7	6,400	594
CareFusion*	0.7	26,398	685
Humana	0.8	7,950	735
Valeant Pharmaceuticals International*	0.7	11,000	590
Other Securities	7.7		6,965

			9,569

Industrials — 15.3%
Cintas (A)	0.6	14,139	553
Cummins (A)	0.6	4,490	539
Dover	0.6	8,395	528
Pall	0.9	13,300	793
Republic Services	0.9	27,531	841
Rockwell Automation	0.7	7,550	602
TransDigm Group*	0.6	4,820	558
WW Grainger	1.1	4,560	980
Other Securities	9.3		8,421

			13,815

Information Technology — 16.6%
Adobe Systems*	0.6	15,556	534
Alliance Data Systems* (A)	0.8	6,070	764
Avago Technologies	0.8	19,600	764
Citrix Systems*	0.8	8,750	691
F5 Networks*	0.7	4,740	640
Fidelity National Information Services	0.7	18,587	616
Kla-Tencor	0.7	11,000	599
Symantec*	0.6	30,863	577
Synopsys*	0.8	23,980	735
Other Securities	10.1		9,009

			14,929

Materials — 6.3%
Allegheny Technologies	0.7	14,145	582
FMC	0.8	6,600	699
Owens-Illinois*	0.6	22,789	532
Sherwin-Williams	0.6	5,090	553
Other Securities	3.6		3,294

			5,660

Telecommunication Services — 0.1%
Other Securities	0.1		93

Utilities — 4.5%
AGL Resources	0.6	13,791	541
Great Plains Energy (A)	0.7	31,402	636
SCANA (A)	0.6	11,564	527

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	2.6%		$2,372

			4,076

Total Common Stock (Cost $77,269) ($ Thousands)			83,380

AFFILIATED PARTNERSHIP — 14.3%
SEI Liquidity Fund, L.P. 0.180%**†† (B)	14.3	13,262,555	12,911

Total Affiliated Partnership (Cost $13,263) ($ Thousands)			12,911

CASH EQUIVALENT — 7.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	7.3	6,607,524	6,608

Total Cash Equivalent (Cost $6,608) ($ Thousands)			6,608

U.S. TREASURY OBLIGATIONS (C) — 0.4%
Other Securities	0.4		300

Total U.S. Treasury Obligations (Cost $300) ($ Thousands)			300

Total Investments — 114.5% (Cost $97,440) ($ Thousands)			$103,199

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	54	Jun-2012	$60

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $90,124 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total market value of securities on loan at March 31, 2012 was $12,925 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2012 was $12,911 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,380	$—	$—	$83,380
U.S. Treasury Obligations	—	300	—	300
Affiliated Partnership	—	12,911	—	12,911
Cash Equivalent	6,608	—	—	6,608

Total Investments in Securities	$89,988	$13,211	$—	$103,199

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$60	$—	$—	$60

Total Other Financial Instruments	$60	$—	$—	$60

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.1%

Consumer Discretionary — 7.8%
DIRECTV, Cl A*	0.8%	103,000	$5,082
priceline.com*	0.8	7,157	5,135
Target	0.7	74,100	4,318
Other Securities	5.5		35,740

			50,275

Consumer Staples — 19.2%
Altria Group	0.6	138,916	4,288
Clorox	0.7	62,207	4,277
Coca-Cola Enterprises	0.9	200,547	5,736
ConAgra Foods	0.6	146,961	3,859
Hershey	0.9	100,033	6,135
Hormel Foods	1.3	285,870	8,439
Kimberly-Clark	1.0	92,563	6,839
Lorillard	1.3	65,868	8,529
McCormick	0.7	80,686	4,392
Monster Beverage*	1.1	112,131	6,962
Philip Morris International	0.8	57,892	5,130
Reynolds American	1.3	198,751	8,236
Wal-Mart Stores	0.8	84,700	5,184
Other Securities	7.2		46,574

			124,580

Energy — 3.1%
Chevron	0.9	54,800	5,877
Exxon Mobil	1.1	83,600	7,250
Other Securities	0.9		7,144

			20,271

Financials — 10.5%
American Capital Agency‡	0.7	153,746	4,542
PartnerRe	0.6	57,900	3,931
Other Securities	9.2		59,635

			68,108

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 20.4%
Abbott Laboratories	1.7%	184,044	$11,280
Alexion Pharmaceuticals*	0.9	62,398	5,794
AmerisourceBergen	1.0	169,582	6,729
Amgen	1.6	148,542	10,100
Becton Dickinson	0.6	53,064	4,120
Biogen Idec*	0.6	31,923	4,021
Cardinal Health	1.1	171,658	7,400
Eli Lilly	1.0	165,393	6,660
Johnson & Johnson	0.7	64,700	4,268
McKesson	1.4	101,354	8,896
Merck	1.0	166,700	6,401
Pfizer	0.8	240,100	5,441
SXC Health Solutions*	0.6	56,265	4,218
Techne	0.8	70,266	4,926
United Therapeutics*	0.6	87,700	4,133
Other Securities	6.0		37,880

			132,267

Industrials — 5.1%
L-3 Communications Holdings	0.6	57,900	4,098
Lockheed Martin	0.9	66,718	5,995
Raytheon	0.8	90,000	4,750
Other Securities	2.8		18,328

			33,171

Information Technology — 8.1%
Amdocs*	0.6	132,541	4,186
IAC	0.7	101,455	4,980
International Business Machines	1.2	36,487	7,613
Microsoft	0.7	130,000	4,193
Other Securities	4.9		31,648

			52,620

Materials — 2.5%
Other Securities	2.5		16,139

Telecommunication Services — 3.3%
AT&T	1.1	221,100	6,905
Other Securities	2.2		14,175

			21,080

Utilities — 14.1%
Consolidated Edison	0.7	73,929	4,319
DTE Energy	1.1	130,825	7,199
Entergy	0.6	58,368	3,922
NSTAR	0.7	100,557	4,890
PG&E	0.9	135,100	5,865
Southern	0.7	99,318	4,463
Wisconsin Energy	0.7	126,568	4,453

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	8.7%		$55,893

			91,004

Total Common Stock (Cost $517,362) ($ Thousands)			609,515

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	5.6	36,496,222	36,496

Total Cash Equivalent (Cost $36,496) ($ Thousands)			36,496

U.S. TREASURY OBLIGATIONS (A) — 0.3%
Other Securities	0.3		1,896

Total U.S. Treasury Obligations (Cost $1,896) ($ Thousands)			1,896

Total Investments — 100.0% (Cost $555,754) ($ Thousands)			$647,907

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	333	Jun-2012	$759

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $647,896 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$609,515	$—	$—	$609,515
U.S. Treasury Obligations	—	1,896	—	1,896
Cash Equivalent	36,496	—	—	36,496

Total Investments in Securities	$646,011	$1,896	$—	$647,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$759	$—	$—	$759

Total Other Financial Instruments	$759	$—	$—	$759

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 89.7%

Australia — 6.7%
AGL Energy	0.6%	290,450	$4,438
CSL	1.0	195,858	7,282
Metcash	1.0	1,646,628	7,335
Other Securities	4.1		29,172

			48,227

Austria — 0.1%
Other Securities	0.1		943

Belgium — 1.4%
Other Securities	1.4		9,951

Bermuda — 0.0%
Other Securities	0.0		30

Canada — 11.8%
Alimentation Couche Tard, Cl B	0.6	134,316	4,401
Empire, Cl A	0.6	75,950	4,377
Metro, Cl A	0.9	119,632	6,367
Rogers Communications, Cl B	1.0	185,582	7,353
Saputo	0.8	126,739	5,479
Yamana Gold	0.7	319,076	4,968
Other Securities	7.2		52,335

			85,280

Cayman Islands — 0.1%
Other Securities	0.1		433

Denmark — 2.4%
Coloplast, Cl B	0.9	38,045	6,579
Novo Nordisk, Cl B	1.0	53,950	7,460
Other Securities	0.5		3,282

			17,321

Finland — 1.1%
Elisa	0.6	172,493	4,128
Orion, Cl B	0.5	201,364	3,974

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	0.0%		$39

			8,141

France — 0.9%
Societe BIC	0.7	48,610	4,871
Other Securities	0.2		1,668

			6,539

Germany — 0.5%
Other Securities	0.5		3,429

Hong Kong — 2.5%
CLP Holdings	0.9	775,500	6,692
Link†	0.9	1,724,000	6,417
Power Assets Holdings	0.7	698,500	5,128
Other Securities	0.0		150

			18,387

Ireland — 0.2%
Other Securities	0.2		1,147

Israel — 0.7%
Other Securities	0.7		5,145

Italy — 0.2%
Other Securities	0.2		1,764

Japan — 16.7%
Daito Trust Construction	0.7	53,800	4,857
Kao	1.0	286,600	7,564
McDonald’s Holdings Japan	0.6	160,300	4,277
Nippon Telegraph & Telephone	0.4	65,600	2,993
NTT DoCoMo	0.9	3,884	6,485
Otsuka Holdings	0.7	165,900	4,939
Yamazaki Baking	0.6	316,000	4,554
Other Securities	11.8		85,064

			120,733

Jersey — 0.2%
Other Securities	0.2		1,394

Luxembourg — 0.2%
Other Securities	0.2		1,379

Netherlands — 0.9%
Other Securities	0.9		6,447

New Zealand — 0.6%
Other Securities	0.6		4,664

Portugal — 0.3%
Other Securities	0.3		2,196

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Singapore — 0.6%
Other Securities	0.6%		$4,420

Spain — 1.2%
Viscofan	0.6	95,084	4,248
Other Securities	0.6		4,276

			8,524

Sweden — 1.0%
Swedish Match	0.6	99,905	3,966
Other Securities	0.4		3,172

			7,138

Switzerland — 1.8%
Nestle	0.6	64,796	4,072
Swisscom	0.8	14,206	5,735
Other Securities	0.4		2,824

			12,631

United Kingdom — 8.8%
AstraZeneca	1.1	183,805	8,161
Centrica	1.1	1,600,366	8,090
Reckitt Benckiser Group	0.7	83,879	4,735
Scottish & Southern Energy	0.6	217,133	4,611
Unilever	0.7	146,354	4,826
Vodafone Group	0.9	2,215,488	6,096
Other Securities	3.7		26,921

			63,440

United States — 28.8%
Abbott Laboratories	0.7	81,527	4,997
Advance Auto Parts	0.6	46,493	4,118
Amgen	0.7	74,867	5,091
Autozone*	1.4	26,505	9,855
Clorox	0.7	70,697	4,860
Costco Wholesale	0.6	43,432	3,944
Dollar Tree*	0.8	55,963	5,288
Dr Pepper Snapple Group	0.7	128,413	5,163
Eli Lilly	0.6	103,607	4,172
Hershey	0.6	72,707	4,459
Hormel Foods	0.9	220,001	6,495
Kimberly-Clark	1.3	125,380	9,264
Kroger	0.8	229,882	5,570
Lorillard	1.3	72,967	9,448
McDonald’s	0.5	36,793	3,609
O’Reilly Automotive*	0.6	45,778	4,182
Philip Morris International	0.6	49,000	4,342
Procter & Gamble	0.6	59,182	3,978
Other Securities	14.8		109,147

			207,982

Total Common Stock (Cost $588,198) ($ Thousands)			647,685

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Germany — 0.0%
Other Securities	0.0%		$165

Total Preferred Stock (Cost $131) ($ Thousands)			165

CASH EQUIVALENT — 6.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	6.8	49,300,506	49,301

Total Cash Equivalent (Cost $49,301) ($ Thousands)			49,301

U.S. TREASURY OBLIGATIONS (B) — 0.4%
Other Securities	0.4		2,530

Total U.S. Treasury Obligations (Cost $2,530) ($ Thousands)			2,530

Total Investments — 96.9% (Cost $640,160) ($ Thousands)			$699,681

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	169	Jun-2012	$(93)
FTSE 100 Index	85	Jun-2012	(134)
Hang Seng Index	18	May-2012	(43)
S&P 500 Index E-MINI	380	Jun-2012	698
SPI 200 Index	23	Jun-2012	18

			$446

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/26/12	AUD	54,935	USD	57,385	$633
4/26/12	CAD	92,267	USD	92,907	613
4/26/12	CHF	12,420	USD	13,722	(27)
4/26/12	DKK	106,089	USD	19,006	10
4/26/12	EUR	43,595	USD	58,078	23
4/26/12	GBP	46,798	USD	74,719	(34)
4/26/12	HKD	148,260	USD	19,093	(5)
4/26/12	JPY	10,813,859	USD	130,061	(1,392)
4/26/12	NZD	5,858	USD	4,799	8
4/26/12	SEK	57,444	USD	8,584	(67)
4/26/12	SGD	5,988	USD	4,768	4
4/26/12	USD	893	GBP	560	1
4/26/12	USD	1,786	JPY	146,851	(1)

					$(234)

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	4/26/12	11,390,192	630,533	$(234)

				$(234)

Percentages are based on Net Assets of $722,327 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security (see Note 5).
(A)	Certain securities fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $2,366 ($ Thousands) and represented 0.33% of Net Assets.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$647,685	$—	$—	$647,685
Preferred Stock	165	—	—	165
U.S. Treasury Obligations	—	2,530	—	2,530
Cash Equivalent	49,301	—	—	49,301

Total Investments in Securities	$697,151	$2,530	$—	$699,681

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$446	$—	$—	$446
Forwards	—	(234)	—	(234)

Total Other Financial Instruments	$446	$(234)	$—	$212

*	Futures contracts and Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Consumer Discretionary — 7.6%
DIRECTV, Cl A*	0.8%	62,400	$3,079
McDonald’s	0.7	29,013	2,846
priceline.com*	0.8	4,353	3,123
Target	0.6	41,000	2,389
Other Securities	4.7		17,277

			28,714

Consumer Staples — 23.7%
Altria Group	0.8	99,455	3,070
Brown-Forman, Cl B	0.6	28,552	2,381
Church & Dwight	1.1	79,799	3,925
Coca-Cola	0.6	31,250	2,313
Colgate-Palmolive	0.8	32,072	3,136
Costco Wholesale	0.8	33,020	2,998
General Mills	0.7	64,338	2,538
Hormel Foods	1.2	149,062	4,400
Kellogg	0.7	51,374	2,755
Kimberly-Clark	1.5	76,439	5,648
Lorillard	1.5	43,693	5,657
McCormick	0.6	43,605	2,374
Philip Morris International	0.9	38,511	3,413
Procter & Gamble	0.8	44,711	3,005
Reynolds American	1.3	121,526	5,036
Wal-Mart Stores	1.6	101,484	6,211
Other Securities	8.2		30,296

			89,156

Energy — 3.0%
Chevron	0.9	30,500	3,271
Exxon Mobil	1.0	45,300	3,929
Imperial Oil	0.2	16,900	767
Other Securities	0.9		3,337

			11,304

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Financials — 10.6%
Capitol Federal Financial	0.9%	268,352	$3,183
Commerce Bancshares	0.6	54,693	2,216
PartnerRe	0.6	32,800	2,227
Other Securities	8.5		32,347

			39,973

Health Care — 16.4%
Abbott Laboratories	1.3	79,406	4,867
Alexion Pharmaceuticals*	1.1	44,614	4,143
AmerisourceBergen	0.8	71,037	2,819
Amgen	0.8	41,100	2,794
Eli Lilly	0.7	65,563	2,640
Johnson & Johnson	1.2	67,636	4,462
Merck	1.0	99,900	3,836
Pfizer	0.7	116,600	2,642
Techne	0.6	34,211	2,398
United Therapeutics*	0.6	50,200	2,366
Other Securities	7.6		28,983

			61,950

Industrials — 5.7%
L-3 Communications Holdings	0.6	31,400	2,222
Lockheed Martin	0.6	25,000	2,247
Raytheon	0.7	47,100	2,486
Stericycle*	0.6	28,724	2,402
Other Securities	3.2		12,231

			21,588

Information Technology — 9.9%
Google, Cl A*	0.7	4,243	2,721
IAC	1.0	74,110	3,638
Intel	0.8	100,500	2,825
International Business Machines	1.3	23,118	4,823
Microsoft	0.7	82,700	2,667
Other Securities	5.4		20,630

			37,304

Materials — 2.3%
Other Securities	2.3		8,471

Telecommunication Services — 2.9%
AT&T	0.9	108,100	3,376
Other Securities	2.0		7,557

			10,933

Utilities — 12.5%
Consolidated Edison	0.7	44,385	2,593
NSTAR	0.9	68,976	3,354

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PG&E	0.8%	66,600	$2,891
Southern	0.8	62,851	2,824
Wisconsin Energy	1.0	104,699	3,683
Other Securities	8.3		31,738

			47,083

Total Common Stock (Cost $296,192) ($ Thousands)			356,476

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	5.0	18,760,739	18,761

Total Cash Equivalent (Cost $18,761) ($ Thousands)			18,761

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		710

Total U.S. Treasury Obligations (Cost $711) ($ Thousands)			710

Total Investments — 99.8% (Cost $315,664) ($ Thousands)			$375,947

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	156	Jun-2012	$286

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $376,656 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Investment in Affiliated Security (see Note 5).
(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$356,476	$—	$—	$356,476
U.S. Treasury Obligations	—	710	—	710
Cash Equivalent	18,761	—	—	18,761

Total Investments in Securities	$375,237	$710	$—	$375,947

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$286	$—	$—	$286

Total Other Financial Instruments	$286	$—	$—	$286

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	29

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%‡

Consumer Discretionary — 1.0%
Starwood Hotels & Resorts Worldwide	33,150	$1,870

Financials — 94.8%
Acadia Realty Trust†	14,240	321
Alexandria Real Estate Equities† (A)	23,500	1,719
American Campus Communities† (A)	16,260	727
Apartment Investment & Management, Cl A†	140,534	3,712
AvalonBay Communities† (A)	52,581	7,432
Boston Properties† (A)	66,660	6,999
Brandywine Realty Trust†	88,360	1,014
BRE Properties, Cl A†	38,600	1,951
Camden Property Trust† (A)	23,020	1,514
Colonial Properties Trust† (A)	185,320	4,027
CommonWealth†	119,622	2,227
Corporate Office Properties Trust† (A)	88,800	2,061
DDR† (A)	120,900	1,765
DiamondRock Hospitality†	31,000	319
Digital Realty Trust† (A)	35,220	2,605
Duke Realty† (A)	85,660	1,228
Equity One†	14,210	287
Equity Residential†	204,260	12,791
Essex Property Trust† (A)	14,660	2,221
Extra Space Storage†	96,700	2,784
Federal Realty Investment Trust†	13,377	1,295
General Growth Properties†	317,379	5,392
HCP†	211,270	8,337
Health Care† (A)	141,060	7,753
Home Properties† (A)	18,280	1,115
Host Hotels & Resorts† (A)	366,224	6,013
Hudson Pacific Properties†	19,350	293
Kimco Realty†	104,280	2,009
LaSalle Hotel Properties†	19,320	544
Liberty Property Trust† (A)	41,160	1,470
Macerich†	103,209	5,960
Mack-Cali Realty†	148,730	4,286
National Retail Properties† (A)	34,880	948
Pebblebrook Hotel Trust†	11,250	254
Piedmont Office Realty Trust, Cl A†	29,200	518
ProLogis† (A)	300,876	10,838
Public Storage†	68,491	9,464
Regency Centers† (A)	95,380	4,243
RLJ Lodging Trust†	54,550	1,016
Simon Property Group†	108,178	15,759

Description	Shares	Market Value ($ Thousands)

SL Green Realty† (A)	91,890	$7,126
Sunstone Hotel Investors*†	72,840	710
Tanger Factory Outlet Centers† (A)	44,430	1,321
Taubman Centers† (A)	7,530	549
UDR†	180,370	4,818
Ventas†	159,340	9,098
Verde Realty PIPE* (C) (D)	21,400	341
Vornado Realty Trust† (A)	72,370	6,094

		175,268

Total Common Stock (Cost $120,424) ($ Thousands)		177,138

AFFILIATED PARTNERSHIP — 23.1%
SEI Liquidity Fund, L.P. 0.180%**†† (B)	44,087,118	42,586

Total Affiliated Partnership (Cost $44,087) ($ Thousands)		42,586

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	9,631,389	9,631

Total Cash Equivalent (Cost $9,631) ($ Thousands)		9,631

Total Investments — 124.1% (Cost $174,142) ($ Thousands)		$229,355

Percentages are based on Net Assets of $184,825 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (See Note 5).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total market value of securities on loan at March 31, 2012 was $43,623 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2012 was $42,586 ($ Thousands).

(C)	Security considered illiquid and restricted. The total market value of such securities as of March 31, 2012 was $341 ($ Thousands) and represented 0.18% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustee’s. The total market value of such securities as of March 31, 2012 was $341 ($ Thousands) and represented 0.18% of Net Assets.

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$176,797	$—	$341	$177,138
Affiliated Partnership	—	42,586	—	42,586
Cash Equivalent	9,631	—	—	9,631

Total Investments in Securities	$186,428	$42,586	$341	$229,355

Common Stock
Beginning balance as of October 1, 2011	$361
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(20)
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—

Ending balance as of March 31, 2012	$341

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(20)

During the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	31

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 27.5%
Advantage Sales and Marketing, 2nd Lien Term Loan
9.250%, 06/18/18	$450	$448
Affinion Group Holdings
5.000%, 10/08/16	491	465
Allison Transmission
2.750%, 08/07/14	830	823
American Rock Salt, Term Loan B
0.000%, 04/19/17 (A)	330	313
Aramark
2.454%, 01/26/14	400	396
Aramark LOC
2.454%, 01/26/14	32	32
Asurion, 1st Lien Term Loan
5.500%, 06/10/18	613	606
Asurion, 2nd Lien Term Loan
9.000%, 05/20/19	600	607
Atlantic Boradband Finance, Term B Loan
4.000%, 02/24/16	12	12
Atlantic Broadband Finance, Tranch B-2
4.000%, 02/24/16	426	424
Avaya, Term Loan B-1
3.241%, 10/26/14	164	159
Avaya, Term Loan B-3
4.991%, 10/26/17	330	319
Biomet
3.574%, 03/25/15	349	345
3.244%, 03/25/15	196	194
Calpine
4.500%, 04/01/18	199	198
Cannery Casino
4.494%, 05/17/13	237	230
CDW
3.742%, 10/12/14	196	195

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cedar Fair
4.000%, 12/15/16	$425	$425
Cengage Learning Holding
2.490%, 06/28/14	629	579
Ceridian
3.244%, 11/08/14	494	462
Charter Communications, Term B Loan
2.250%, 03/15/14	2	2
Charter Communications, Term C Loan
3.830%, 09/06/16	606	603
CITCO Group Limited, 1st Lien
5.500%, 05/24/18	647	630
Claire’s Stores
3.301%, 05/27/14	69	66
2.994%, 05/27/14	161	153
CommScope
5.000%, 01/14/18	298	297
Community Health Systems
5.750%, 01/25/17	17	17
3.989%, 01/25/17	653	643
ConvaTec
5.750%, 12/30/16	694	692
Cristal Inorganic Chemicals
6.329%, 11/15/14	500	498
Crown Castle International, Term Loan B
4.000%, 01/25/19	344	342
Cumulus Media Holdings, Term Loan
5.750%, 09/16/18	330	332
DAE Aviation, Tranche B-1
5.560%, 07/31/14	292	288
DAE Aviation, Tranche B-2
5.560%, 09/27/14	280	276
Davita
4.500%, 10/20/16	545	546
Del Monte Foods
4.500%, 03/08/18	398	392
Dex Media West
7.250%, 10/24/14	399	254
7.000%, 10/24/14	282	179
Dunkin’ Brands
4.000%, 11/23/17	490	489
Eagle Parent, Term Loan B
0.000%, 05/16/18 (A)	400	396
Emergency Medical Services, Initial Term Loan
5.250%, 04/27/18	430	429
EMI Music Publishing
0.000%, 03/05/18 (A)	500	502
Energy Transfer Partners, L.P.
0.000%, 03/23/17 (A)	250	245
EquiPower Resource Holdings
5.750%, 01/26/18	332	310
Federal Mogul
2.177%, 12/29/14	253	243

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Federal Mogul, Term C Loan
2.177%, 12/28/15	$129	$124
First Data
4.242%, 03/24/18	424	386
First Data, Initial Tranche B-1
2.995%, 09/24/14	469	452
First Data, Term Loan B-3
2.995%, 09/24/14	45	43
Firth Rixson, Facility B
5.079%, 12/18/15	250	237
Firth Rixson, Facility C
5.579%, 12/20/16	250	238
Freescale Semiconductor
4.494%, 12/01/16	691	671
Generac Power Systems, Term Loan B
3.750%, 02/06/19	500	499
Gibson Energy
5.750%, 06/14/18	498	498
Global Cash Access
7.000%, 02/01/16	286	285
Harron Communications, L.P., Term B Loan
5.250%, 10/05/17	464	463
Health Management Associates, Term B Loan
4.500%, 11/18/18	500	496
Hub International Ltd., Delayed Draw
3.079%, 06/13/14	129	127
Hub International Ltd., Initial Term Loan
3.079%, 06/13/14	575	565
IASIS Healthcare
5.000%, 05/03/18	323	323
IMS Health
4.500%, 08/31/17	593	595
Infor Enterprise Solutions
6.000%, 07/28/12	319	317
Infor Global Enterprise Solutions
6.491%, 03/02/14	202	201
Infor Global Solutions
6.000%, 07/28/15	166	165
Infor Global Solutions, 2nd Lien
6.494%, 03/02/14	329	327
Infor Global Solutions, Term Loan B-2
7.250%, 07/28/15	497	495
Integra Telecom, Term B Loan
9.250%, 04/07/15	670	629
Intelsat
5.250%, 04/03/18	302	304
Intelsat Bermuda
3.242%, 02/01/14	500	491
Inventiv Health, Term B Loan
6.500%, 08/04/16	632	598
J. Crew Group
4.750%, 01/26/18	596	584

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JHT Holding, 2nd Lien
12.500%, 12/21/12 (B) (C)	$46	$15
Knology, Term Loan B-1
4.000%, 08/08/17	490	486
Lamar Media
4.000%, 10/01/16	249	249
Language Line, Term B Loan
6.250%, 06/20/16	477	473
Lawson Software, Term Loan B
0.000%, 03/30/18 (A)	650	640
Live Nation, Term B Loan
4.500%, 10/20/16	246	245
LPL Holdings, Term Loan B
0.000%, 03/22/19 (A)	750	749
Medimedia USA, Term Loan B
6.250%, 08/15/14	144	136
Meg Energy, Initial Term Loan
4.000%, 03/18/18	648	647
Neiman Marcus Group
4.750%, 05/10/18	327	327
Nelson Education, Term Loan B-1L
2.970%, 07/05/14	489	433
Nexstar Broadcasting, Term B Loan
5.000%, 09/30/16	298	296
NRG Energy, Term Loan B
4.000%, 07/01/18	500	499
NXP BV/Commitment
4.500%, 03/07/17	397	389
Penn National Gaming, Term Loan B
3.750%, 06/14/18	223	223
Quintiles Transnational, Term Loan B
5.000%, 05/26/18	215	215
Quintiles Transnational, Term Loan B 1st Lien
0.000%, 05/26/18 (A)	225	225
Raycom TV Broadcasting, Term Loan B
4.500%, 05/31/17	400	392
Reable Therapeutics, Term B Loan
3.244%, 05/20/14	224	222
Realogy, Extended Synthetic Commitment
4.770%, 10/10/16	734	684
0.389%, 10/10/16	87	81
Regal Cinemas
3.579%, 08/23/17	545	542
Remax International, Term B Loan
5.500%, 03/11/16	458	454
Roundy’s Supermarkets, Term Loan B
5.750%, 02/10/19	500	503
Rovi Guides, Term B Loan
4.000%, 02/07/18	74	74
Sealed Air
4.750%, 10/03/18	230	232
Sealed Air, Term B Loan
4.750%, 10/03/18	263	265

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	33

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sedgwick Claims Management
5.000%, 12/31/16	$119	$119
Seminole Tribe
2.125%, 03/05/14	451	447
Sensata Technologies
4.000%, 05/10/18	498	497
Star West Generation LLC, Term B Loan
6.000%, 05/17/18	445	439
Sungard Data Systems
4.148%, 02/28/16	108	108
4.001%, 02/28/16	54	54
Sunguard
5.875%, 02/28/16	187	187
3.985%, 02/28/16	23	23
Syniverse Holdings
5.250%, 12/21/17	494	495
0.000%, 12/21/17 (A)	1	1
Telesat Canada
0.000%, 03/26/19 (A)	400	399
Terex, Term Loan
5.500%, 07/28/17	249	251
Texas Competitive Electric Holdings, Extending Term Loan
4.743%, 10/10/17	647	359
Texas Competitive Electric Holdings, Term Loan
3.743%, 10/10/14	341	208
The Yankee Candle, Term Loan B
0.000%, 03/14/19 (A)	500	501
Trans Union
4.750%, 02/26/18	397	400
Transdigm
4.000%, 02/14/17	495	495
Tronox, Delayed Draw
0.000%, 02/08/18 (A)	107	—
Tronox, Term Loan B
4.250%, 02/03/18	393	393
TWCC Holding, Term Loan
4.250%, 02/11/17	488	488
U.S. Telepacific
5.750%, 02/23/17	497	474
United Surgical Partners
2.250%, 04/21/14	74	73
2.250%, 04/19/14	322	319
Universal Healthcare
3.750%, 05/16/16	315	315
Universal Health Services, Term B Loan
5.500%, 11/15/16	1	1
Univision Communications, Term B Loan
4.491%, 03/31/17	693	642
UPC Broadband Holding
3.744%, 12/31/17	250	247

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vanguard Health
5.000%, 01/15/16	$691	$691
Verint Systems, Term B Loan
4.500%, 10/06/17	403	402
Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/10 (F)	2,000	—
Walter Energy, Term B Loan
4.000%, 04/02/18	476	475
Warner Chilcott
4.250%, 03/15/18	89	89
4.250%, 03/14/18	195	195
Waste Industries
4.750%, 03/16/17	496	495
WCA Waste Systems, Term Loan B
0.000%, 03/09/18 (A)	250	250
Weight Watchers International, Term Loan F
0.000%, 03/13/19 (A)	500	497
WideOpenWest Finance
8.750%, 06/30/14	1	1
6.743%, 06/30/14	299	298
WideOpenWest Finance, 1st Lien
2.746%, 06/30/14	432	421

Total Loan Participations (Cost $49,875) ($ Thousands)		47,614

CORPORATE OBLIGATIONS — 26.3%

Consumer Discretionary — 2.7%
Ameristar Casinos
7.500%, 04/15/21	500	525
Daimler Finance North America
2.300%, 01/09/15 (D)	500	513
Nissan Motor Acceptance
3.250%, 01/30/13 (D)	500	507
President and Fellows of Harvard College
3.700%, 04/01/13	1,060	1,092
Rent-A-Center
6.625%, 11/15/20	616	639
Reynolds Group Issuer
6.875%, 02/15/21 (D)	185	191
Sally Holdings
6.875%, 11/15/19 (D)	467	497
Target
0.499%, 01/11/13 (E)	250	250
UR Financing Escrow
5.750%, 07/15/18 (D)	50	51
Volkswagen International Finance
1.078%, 04/01/14 (D) (E)	475	474

		4,739

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 2.0%
Anheuser-Busch InBev Worldwide
1.107%, 01/27/14 (E)	$500	$502
0.927%, 07/14/14 (E)	600	601
Archer-Daniels-Midland
0.670%, 08/13/12 (E)	500	501
Coca-Cola Enterprises
0.793%, 02/18/14 (E)	600	601
PepsiCo
0.800%, 08/25/14	385	387
0.593%, 05/10/13 (E)	325	326
SABMiller Holdings
1.850%, 01/15/15 (D)	500	507

		3,425

Energy — 0.3%
Energy Transfer Equity
7.500%, 10/15/20	500	555

Financials — 17.1%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	500	525
Ally Financial
0.474%, 12/19/12 (E)	1,250	1,252
American Express Credit
1.324%, 06/24/14 (E)	750	748
American Honda Finance
1.850%, 09/19/14 (D)	500	508
Bank of America MTN
1.973%, 01/30/14 (E)	300	295
Bank of Montreal MTN
1.023%, 04/29/14 (E)	650	651
Bank of Nova Scotia
1.850%, 01/12/15	375	383
BB&T
1.253%, 04/28/14 (E)	600	603
Caterpillar Financial Services
1.375%, 05/20/14	140	142
0.871%, 04/01/14 (E)	500	502
Citigroup
1.041%, 08/25/36 (E)	1,500	991
Citigroup Funding
1.875%, 11/15/12	2,500	2,525
Danske Bank MTN
1.617%, 04/14/14 (D) (E)	650	639
General Electric Capital MTN
1.390%, 05/09/16 (E)	600	591
0.474%, 12/21/12 (E)	5,150	5,158
Goldman Sachs Group
1.527%, 02/07/14 (E)	850	835
HSBC USA
2.375%, 02/13/15	295	297

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Icahn Enterprises
8.000%, 01/15/18 (D)	$500	$520
ILFC E-Capital Trust I
5.030%, 12/21/65 (D) (E)	1,000	665
ING Bank
1.875%, 06/09/14 (D) (E)	400	396
John Deere Capital MTN
0.717%, 07/15/13 (E)	315	315
JPMorgan Chase Capital XXI, Ser U
1.492%, 02/02/37 (E)	1,300	943
MassMutual Global Funding II
0.947%, 01/14/14 (D) (E)	526	526
Mellon Funding
0.653%, 05/15/14 (E)	900	899
Merrill Lynch
1.234%, 09/15/36 (E)	700	501
Metropolitan Life Global Funding I
2.000%, 01/09/15 (D)	275	278
1.331%, 01/10/14 (D) (E)	500	501
Monumental Global Funding III
0.767%, 01/15/14 (D) (E)	900	875
Morgan Stanley
2.161%, 01/24/14 (E)	500	486
1.533%, 04/29/13 (E)	400	397
NCUA Guaranteed Notes
0.262%, 06/12/13 (E)	295	295
New York Life Global Funding
1.300%, 01/12/15 (D)	500	503
Royal Bank of Canada MTN
0.867%, 04/17/14 (E)	600	602
Societe Generale MTN
1.519%, 04/11/14 (D) (E)	600	572
Standard Chartered
1.460%, 05/12/14 (D) (E)	600	595
State Street
0.825%, 03/07/14 (E)	421	422
0.653%, 04/30/12 (E)	615	615
State Street Capital Trust IV
1.474%, 06/15/37 (E)	375	276
Toronto-Dominion Bank
0.867%, 07/14/14 (E)	310	311
Unitrin
6.000%, 05/15/17	670	715
Wells Fargo MTN
1.250%, 02/13/15	750	747

		29,600

Health Care — 1.0%
Alere
9.000%, 05/15/16	200	208
American Renal Holdings
8.375%, 05/15/18	250	266
Express Scripts
5.250%, 06/15/12	450	454

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	35

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sanofi
0.783%, 03/28/14 (E)	$750	$754

		1,682

Industrials — 0.6%
Continental Airlines, Ser 061G
0.834%, 06/02/13 (E)	569	547
Danaher
1.300%, 06/23/14	400	406

		953

Information Technology — 1.3%
Hewlett-Packard
0.891%, 05/30/14 (E)	600	593
Texas Instruments
0.683%, 05/15/13 (E)	600	602
Western Union
1.055%, 03/07/13 (E)	485	488
Xerox
1.318%, 05/16/14 (E)	595	590

		2,273

Materials — 0.9%
E.I. Du Pont de Nemours
0.994%, 03/25/14 (E)	705	710
Packaging Dynamics
8.750%, 02/01/16 (D)	500	525
Vertellus Specialties
9.375%, 10/01/15 (D)	500	380

		1,615

Telecommunication Services — 0.3%
Verizon Communications
1.250%, 11/03/14	550	556

Utilities — 0.1%
DTE Energy
1.180%, 06/03/13 (E)	255	256

Total Corporate Obligations (Cost $47,015) ($ Thousands)		45,654

ASSET-BACKED SECURITIES — 24.4%

Automotive — 13.5%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (D)	200	201
Ally Auto Receivables Trust, Ser 2009-A, Cl A4
3.000%, 10/15/15 (D)	495	503
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/14 (D)	625	642

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	$142	$142
Ally Auto Receivables Trust, Ser 2011-5, Cl A2
0.800%, 06/16/14	460	461
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/14	430	431
AmeriCredit Automobile Receivables Trust, Ser 2007-DF, Cl A4A
5.560%, 06/06/14	212	213
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	576	581
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	81	81
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	135	135
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	275	277
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	240	240
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	91	91
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	80	80
Avis Budget Rental Car Funding AESOP, Ser 2009-1A, Cl A
9.310%, 10/20/13 (D)	600	615
Avis Budget Rental Car Funding AESOP, Ser 2009-2A, Cl A
5.680%, 02/20/14 (D)	415	428
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (D)	568	576
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (D)	345	349
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (D)	208	208
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	410	410
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	276	277

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/15	$415	$416
CarMax Auto Owner Trust, Ser 2009-1, Cl A4
5.810%, 12/16/13	661	675
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	395	404
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	315	316
CarMax Auto Owner Trust, Ser 2011-3, Cl A2
0.700%, 11/17/14	400	400
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	210	210
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	18	18
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (D)	510	511
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	280	280
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	600	601
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	57	57
Ford Credit Auto Owner Trust, Ser 2011-A, Cl A2
0.620%, 07/15/13	77	77
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/15	250	251
Ford Credit Auto Owner Trust, Ser 2012-A, Cl A2
0.620%, 09/15/14	220	220
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	45	45
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	275	277
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A2
0.830%, 11/15/13	81	81
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	661	663

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	$216	$216
Hertz Vehicle Financing, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (D)	485	497
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (D)	445	449
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	145	145
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	270	271
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/16	145	145
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (D)	295	298
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (D)	250	251
Hyundai Auto Lease Securitization Trust 2011-A, Ser 2011-A, Cl A2
0.690%, 11/15/13 (D)	280	280
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	191	192
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	156	156
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	284	284
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	415	416
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/14 (D)	425	426
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	195	195
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/14 (D)	550	550
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (D)	496	497
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (D)	565	565

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	37

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	$127	$127
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	550	553
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	446	447
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A2
0.750%, 09/15/14	600	601
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/16	181	181
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A2
0.910%, 11/15/13 (D)	45	45
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/14 (D)	515	516
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	55	55
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	339	339
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	385	386
Volkswagen Auto Lease Trust, Ser 2011-A, Cl A2
1.000%, 02/20/14	451	452
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A4
2.140%, 08/22/16	435	442
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	135	135
Wachovia Auto Owner Trust, Ser 2008-A, Cl A4B
1.392%, 03/20/14 (E)	288	289
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	224	224
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	385	386

		23,454

Credit Cards — 3.7%
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	466	473

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.863%, 11/07/14 (E)	$1,100	$1,101
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.342%, 05/16/16 (D) (E)	650	652
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (D)	680	687
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.542%, 12/15/14 (E)	515	516
Discover Card Master Trust, Ser 2009-A2, Cl A
1.542%, 02/17/15 (E)	650	653
Discover Card Master Trust, Ser 2011-A2, Cl A2
0.452%, 11/16/15 (E)	300	301
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/17	220	219
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.442%, 06/15/15 (E)	1,150	1,148
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.342%, 04/15/15 (E)	550	550

		6,300

Mortgage Related Securities — 0.1%
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.534%, 03/25/35 (E)	35	32
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (E)	285	136

		168

Other Asset-Backed Securities — 7.1%
Ally Master Owner Trust, Ser 2010-1, Cl A
1.992%, 01/15/15 (D) (E)	650	658
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (D)	750	764
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	540	543
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	600	602
Babson CLO, Ser 2007-1A, Cl A1
0.790%, 01/18/21 (D) (E)	1,060	989
CNH Equipment Trust, Ser 2009-B, Cl A4
5.170%, 10/15/14	212	216

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	$68	$68
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/15	500	501
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A
1.792%, 09/15/14 (E)	600	604
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.892%, 12/15/14 (D) (E)	550	556
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.492%, 12/15/14 (D) (E)	485	491
Ford Credit Floorplan Master Owner Trust, Ser 2011-2, Cl A1
1.320%, 09/15/15	240	242
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.712%, 01/15/16 (E)	720	722
GE Business Loan Trust, Ser 2003-2A, Cl B
1.242%, 11/15/31 (D) (E)	61	50
GE Business Loan Trust, Ser 2004-2A, Cl A
0.488%, 12/15/32 (D) (E)	90	81
GE Business Loan Trust, Ser 2004-2A, Cl B
0.722%, 12/15/32 (D) (E)	67	49
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.798%, 10/20/14 (D) (E)	700	706
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.812%, 02/20/17 (E)	640	643
GE Equipment Midticket, Ser 2010-1, Cl A3
0.940%, 07/14/14 (D)	348	348
GE Equipment Transportation, Ser 2011-1, Cl A4
1.330%, 05/20/19	250	251
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	227	227
Katonah, Ser 2005-7A, Cl B
0.923%, 11/15/17 (D) (E)	700	549
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (D)	42	42
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (D)	317	312

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.692%, 10/26/15 (D) (E)	$600	$604
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.660%, 10/25/16 (E)	306	309
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.764%, 03/25/26 (E)	537	534
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.092%, 12/16/24 (D) (E)	312	312
Triton Container Finance, Ser 2006-1A, Cl N
0.410%, 11/26/21 (D) (E)	350	330

		12,303

Total Asset-Backed Securities (Cost $42,748) ($ Thousands)		42,225

MORTGAGE-BACKED SECURITIES — 14.1%

Agency Mortgage-Backed Obligations — 9.4%
FHLMC
6.000%, 09/01/26	320	354
2.500%, 01/07/14	1,500	1,557
1.375%, 01/09/13	750	757
FHLMC TBA
4.000%, 04/15/41	2,500	2,614
FNMA
6.500%, 09/01/26	197	220
6.000%, 11/01/26 to 04/01/40	1,877	2,071
5.000%, 02/01/23 to 03/01/25	544	591
FNMA TBA
4.500%, 04/30/20	1,300	1,391
4.000%, 04/30/20 to 04/01/39	1,550	1,628
3.000%, 04/25/26	3,100	3,209
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.693%, 10/07/20 (E)	595	596
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.693%, 01/08/20 (E)	274	274
NCUA Guaranteed Notes CMO, Ser 2011-R3
0.642%, 03/11/20 (E)	264	265
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.623%, 03/06/20 (E)	314	314
NCUA Guaranteed Notes CMO, Ser 2011-R6
0.621%, 05/07/20 (E)	400	401

		16,242

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	39

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Concluded)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 4.7%
American Tower Trust, Ser 1A, Cl D
5.957%, 04/15/37 (D)	$625	$656
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.802%, 11/25/34 (E)	179	165
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.843%, 04/25/35 (E)	572	470
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.714%, 10/25/35 (E)	380	295
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.514%, 12/25/36 (D) (E)	381	169
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.800%, 09/25/34 (E)	125	122
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.342%, 12/15/20 (D) (E)	363	355
Commercial Mortgage Pass-Through Certificates, Ser 2011-STRT, Cl A
2.555%, 12/10/24 (D)	275	276
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.473%, 11/15/21 (D) (E)	810	731
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.764%, 04/25/35 (E)	280	220
JP Morgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (D)	279	281
JP Morgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/42	550	552
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.667%, 10/25/36 (E)	688	543
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.820%, 12/25/34 (E)	261	241
MortgageIT Trust, Ser 2005-5, Cl A1
0.502%, 12/25/35 (E)	894	610
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	285	288
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.562%, 11/20/34 (E)	215	191
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.542%, 12/20/34 (E)	170	149

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.462%, 03/20/35 (E)	$95	$82
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.495%, 03/25/36 (E)	383	276
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.618%, 01/25/35 (E)	392	345
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.616%, 02/25/35 (E)	468	413
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
2.617%, 03/25/35 (E)	403	380
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (D)	311	315

		8,125

Total Mortgage-Backed Securities (Cost $25,388) ($ Thousands)		24,367

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FHLB
0.350%, 07/25/12	1,350	1,350
FNMA
1.000%, 12/27/12	2,000	2,012
0.500%, 10/30/12	500	501

Total U.S. Government Agency Obligations (Cost $3,860) ($ Thousands)		3,863

MUNICIPAL BOND — 0.3%
New Jersey State Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/16	490	516

Total Municipal Bonds (Cost $511) ($ Thousands)		516

CERTIFICATE OF DEPOSIT — 0.4%
Bank of Nova Scotia 0.77%, 08/09/12	651	651

Total Certificate of Deposit (cost $650) ($ Thousands)		651

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock (Cost $—) ($ Thousands)		—

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

REPURCHASE AGREEMENT (G) — 8.5%
Bank of America 0.150%, dated 03/30/12, to be repurchased on 04/02/12, repurchase price $14,800,185 (Collateralized by a FNMA obligation, par value $18,176,575, 4.000%, 11/01/2040; total market value $15,096,000)	$14,800	$14,800

Total Repurchase Agreement (Cost $14,800) ($ Thousands)		14,800

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**†	5,935,153	5,935

Total Cash Equivalent (Cost $5,935) ($ Thousands)		5,935

Total Investments — 107.1% (Cost $190,782) ($ Thousands)		$185,625

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(18)	Jun-2012	$33
U.S. 2-Year Treasury Note	(17)	Jun-2012	1
U.S. 5-Year Treasury Note	13	Jun-2012	(10)

			$24

For the year ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $173,330 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2012.

†	Investment in Affiliated Security (See Note 5).

(A)	Unsettled bank loan. Interest rate not available.

(B)	Securities considered illiquid and restricted. The total value of such securities as of March 31, 2012 was $15 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $15 and represented 0.01% of Net Assets.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2012. The date reported on the Schedule of Investments is the next reset date.

(F)	Security in default on interest payments.

(G)	Tri-Party Repurchase Agreement

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

L.P. — Limited Partnership

Ltd — Limited

LLC — Limited Liability Company

LOC — Line of Credit

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $O or have been rounded to $O

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$45,654	$—	$45,654
Asset-Backed Securities	—	41,676	549	42,225
Mortgage-Backed Securities	—	24,367	—	24,367
U.S. Government Agency Obligations	—	3,863	—	3,863
Certificate of Deposit	—	651	—	651
Common Stock	—	—	—	—
Loan Participations	—	47,599	15	47,614
Municipal Bond	—	516	—	516
Cash Equivalent	5,935	—	—	5,935
Repurchase Agreement	—	14,800	—	14,800

Total Investments in Securities	$5,935	$179,126	$564	$185,625

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$24	$—	$—	$24

Total Other Financial Instruments	$24	$—	$—	$24

*	Futures are valued at the unrealized appreciation on the instrument.

Asset Backed Securities
Beginning balance as of October 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	549
Transfers out of Level 3	—

Ending balance as of March 31, 2012	$549

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

Loan Participations
Beginning balance as of October 1, 2011	$14
Accrued discounts/premiums	(4)
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	2
Purchases	3
Sales	—
Transfers into Level 3	—
Transfers out of Level 3

Ending balance as of March 31, 2012	$15

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2

During the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	41

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 44.9%

Agency Mortgage-Backed Obligations — 34.9%
FHLMC
7.500%, 11/01/29 to 09/01/32	$959	$1,146
7.000%, 06/01/15 to 12/01/31	177	204
6.500%, 06/01/17 to 09/01/39	2,261	2,500
6.000%, 03/01/20 to 10/01/38	11,370	12,532
5.500%, 03/01/14 to 10/01/39	12,292	13,419
5.000%, 10/01/18 to 08/01/41	46,956	51,072
4.500%, 04/01/35 to 10/01/41	32,353	35,031
4.000%, 04/01/19 to 06/15/42	35,373	37,287
3.500%, 12/01/25 to 12/01/41	15,603	16,328
1.350%, 04/29/14	560	570
FHLMC ARM (A)
6.138%, 06/01/37	92	100
5.996%, 10/01/37	737	798
5.985%, 06/01/38	622	673
5.968%, 01/01/37	699	756
5.941%, 03/01/37	54	58
5.928%, 06/01/36	371	402
5.831%, 11/01/37	3	3
5.776%, 07/01/38	1,199	1,299
5.690%, 03/01/36	158	171
5.681%, 03/01/36	204	220
5.594%, 08/01/39	773	835
5.590%, 10/01/38	181	196
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	65	72
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/23	1,333	1,510
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	763	872
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/31	282	336

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	$2,012	$2,315
FHLMC CMO, Ser 2002-48, Cl 1A
6.289%, 07/25/33 (A)	19	21
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	253	289
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	211	243
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	286	327
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	295	338
FHLMC CMO, Ser 2005-2945, Cl SA
11.859%, 03/15/20 (A)	1,629	1,842
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	1,039	1,160
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/37	4,178	4,612
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/38	617	681
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	272	282
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/39	2,290	2,564
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	573	597
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/39	4,107	4,487
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/39	1,308	1,427
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	368	384
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	1,360	1,413
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	792	880
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, IO
1.056%, 01/25/20 (A)	2,720	172
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.237%, 04/25/20 (A)	8,786	633
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.681%, 06/25/20 (A)	9,135	911
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.514%, 08/25/20 (A)	3,127	275

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K015, IO
1.680%, 07/25/21 (A)	$3,192	$374
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K016, IO
1.586%, 10/25/21 (A)	1,283	145
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K017, IO
1.609%, 12/25/21 (A)	1,650	169
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K702, IO
1.564%, 02/25/18 (A)	10,276	778
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K703, IO
2.093%, 05/25/18 (A)	5,783	605
FHLMC Multifamily Structured Pass- Through Certificates CMO, Ser K704, IO
2.011%, 08/25/18 (A)	1,509	160
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	857	961
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	2,836	3,304
FHLMC TBA
4.000%, 05/15/41	4,000	4,174
3.500%, 05/01/41 to 04/15/42	9,740	9,969
3.000%, 05/01/27	4,300	4,434
2.500%, 04/15/27	3,400	3,445
FNMA
9.750%, 05/01/42	1,900	2,181
7.000%, 09/01/26 to 02/01/39	4,538	5,218
6.500%, 05/01/17 to 06/01/40	4,385	4,886
6.000%, 10/01/19 to 10/01/38	45,237	50,330
5.500%, 06/01/14 to 08/01/40	14,489	15,874
5.000%, 01/01/20 to 09/01/41	55,654	60,846
4.500%, 05/01/24 to 12/01/41	32,696	35,032
4.338%, 11/01/21	3,031	3,370
4.303%, 07/01/21	3,121	3,464
4.000%, 08/01/20 to 12/01/41	38,359	40,523
3.632%, 12/01/20	2,168	2,320
3.500%, 01/01/32 to 12/01/41	14,504	15,012
FNMA ARM (A)
6.313%, 10/01/36	116	126
6.277%, 09/01/37	189	207
6.124%, 12/01/36	159	172
6.112%, 09/01/37	81	88
6.097%, 11/01/37	150	163

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.057%, 07/01/37	$142	$154
6.028%, 01/01/37	188	204
6.026%, 10/01/37	357	388
5.977%, 04/01/37	268	289
5.957%, 01/01/37	351	380
5.934%, 03/01/37	200	216
5.881%, 07/01/37	257	278
5.879%, 09/01/37	119	131
5.878%, 02/01/37	208	225
5.852%, 09/01/37	361	391
5.729%, 10/01/37	143	155
5.482%, 02/01/39	373	404
2.152%, 11/01/35	496	517
2.147%, 10/01/35	4,031	4,190
2.132%, 11/01/35	665	693
2.129%, 11/01/35	596	621
2.126%, 11/01/35	528	549
2.120%, 11/01/35	673	702
2.114%, 11/01/35	2,180	2,257
2.081%, 10/01/35	361	376
2.078%, 10/01/35	3,022	3,127
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	9,423	1,501
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,286	1,414
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	217	250
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	896	1,022
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	3,904	4,268
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	404	445
FNMA CMO, Ser 2006-112, Cl ST, IO
6.456%, 11/25/36 (A)	8,414	1,480
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/36	207	233
FNMA CMO, Ser 2008-22, Cl SI, IO
6.188%, 03/25/37 (A)	10,898	1,480
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	1,670	1,859
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	1,024	1,088
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/39	1,473	1,611
FNMA CMO, Ser 2009-30, Cl AG
6.500%, 05/25/39	2,730	3,049
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	1,359	1,494
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	1,684	1,752
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37	6,542	6,228

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	43

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	$714	$758
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	1,459	1,593
FNMA CMO, Ser 2010-118, Cl YB, IO
6.258%, 10/25/40 (A)	1,539	212
FNMA CMO, Ser 2010-142, Cl SM, IO
6.288%, 12/25/40 (A)	755	109
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	1,772	1,894
FNMA CMO, Ser 2010-M3, Cl A2
4.450%, 09/25/19	467	512
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	3,196	3,485
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	1,354	1,430
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/41	6,513	6,786
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/41	1,763	2,072
FNMA CMO, Ser 2011-63, Cl SW, IO
6.438%, 07/25/41 (A)	1,887	283
FNMA CMO, Ser 2011-78, Cl D
4.000%, 08/25/41	321	334
FNMA CMO, Ser 2011-87, IO
5.708%, 09/25/41 (A)	2,895	528
FNMA CMO, Ser 2011-96, Cl SA, IO
6.308%, 10/25/41 (A)	5,103	849
FNMA CMO, Ser 2012-25, Cl B
6.500%, 03/25/42	2,300	2,702
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/39	400	454
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/42	1,414	1,604
FNMA CMO, Ser 2012-35, Cl MB
5.500%, 04/25/42	12,000	13,598
FNMA TBA
6.000%, 06/01/37	1,700	1,868
5.000%, 04/30/37	1,000	1,080
4.500%, 04/14/33 to 05/01/38	22,900	24,327
4.000%, 05/01/39	20,800	21,762
3.500%, 04/01/41 to 05/01/41	20,300	21,071
3.000%, 04/25/26 to 06/25/27	12,000	12,394
2.500%, 05/01/17 to 04/25/27	10,100	10,219
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/33	248	284
GNMA
8.000%, 11/15/29 to 09/15/30	92	106
7.500%, 03/15/29 to 10/15/31	216	244
7.000%, 08/15/13	14	14
6.500%, 04/15/26 to 09/15/35	5,921	6,872
6.000%, 03/15/14 to 10/20/40	15,214	17,230
5.000%, 10/20/39 to 11/20/40	7,843	8,646
3.500%, 12/20/40 to 03/20/41	1,132	1,165

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA ARM (A)
3.500%, 05/20/41 to 10/20/41	$2,677	$2,829
3.000%, 08/20/41 to 01/20/42	2,060	2,157
GNMA CMO, Ser 2001-56, Cl PT
6.000%, 11/20/31	3,525	4,030
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	377	418
GNMA CMO, Ser 2008-60, Cl SH, IO
5.908%, 07/16/38 (A)	420	67
GNMA CMO, Ser 2009-106, IO
5.958%, 05/20/37 (A)	1,489	232
GNMA CMO, Ser 2009-87, Cl SI, IO
6.508%, 02/20/35 (A)	535	99
GNMA CMO, Ser 2009-87, Cl TS, IO
5.858%, 07/20/35 (A)	967	154
GNMA CMO, Ser 2010-107, Cl GX
4.500%, 04/20/39	515	570
GNMA CMO, Ser 2010-113, IO
5.758%, 09/20/40 (A)	1,324	211
GNMA CMO, Ser 2010-121, IO
5.758%, 09/20/40 (A)	1,162	186
GNMA CMO, Ser 2010-14, Cl SA, IO
7.758%, 12/20/32 (A)	512	87
GNMA CMO, Ser 2010-14, Cl SH, IO
5.758%, 02/16/40 (A)	605	118
GNMA CMO, Ser 2010-167, IO
6.388%, 11/20/38 (A)	458	63
GNMA CMO, Ser 2010-3, IO
6.308%, 11/20/38 (A)	635	100
GNMA CMO, Ser 2010-31, IO
6.258%, 03/20/39 (A)	552	87
GNMA CMO, Ser 2010-4, Cl NS, IO
6.148%, 01/16/40 (A)	18,675	2,972
GNMA CMO, Ser 2010-47, Cl XN, IO
6.308%, 04/16/34 (A)	676	62
GNMA CMO, Ser 2010-85, IO
6.408%, 01/20/40 (A)	432	74
GNMA CMO, Ser 2010-H27, Cl FA
0.622%, 12/20/60 (A)	2,021	1,997
GNMA CMO, Ser 2010-H28, Cl FE
0.642%, 12/20/60 (A)	1,278	1,263
GNMA CMO, Ser 2011-11, IO
5.758%, 01/20/41 (A)	818	129
GNMA CMO, Ser 2011-32, IO
5.758%, 03/16/41 to 03/20/41 (A)	667	99
GNMA CMO, Ser 2011-40, IO
5.888%, 02/16/36 (A)	2,068	308
GNMA CMO, Ser 2011-70, IO
6.458%, 12/16/36 (A)	880	167
GNMA CMO, Ser 2011-H08, Cl FG
0.722%, 03/20/61 (A)	1,268	1,251
GNMA CMO, Ser 2011-H09, Cl AF
0.742%, 03/20/61 (A)	872	865

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA TBA
5.500%, 04/22/34	$800	$889
4.500%, 04/01/38	16,500	17,951
4.000%, 04/01/40	2,500	2,683
3.500%, 04/01/41 to 06/15/41	7,100	7,368
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	940	975
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.613%, 11/06/17 (A)	2,796	2,796
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.713%, 11/05/20 (A)	1,798	1,798

		739,534

Non-Agency Mortgage-Backed Obligations — 10.0%
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.367%, 03/25/47 (A)	7,573	4,224
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.753%, 06/25/45 (A)	3,526	2,879
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.503%, 11/25/45 (A)	3,290	2,321
Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (B)	1,101	1,164
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/33	18	19
Banc of America Funding, Ser 2006-G, Cl 2A3
0.412%, 07/20/36 (A)	2,624	2,556
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	225	226
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	414	416
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	130	132
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (A)	3,280	3,582

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	$180	$196
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	123	128
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/45 (A)	253	269
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	2,935	3,294
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	578	641
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	558	616
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	92	92
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl A3
5.567%, 06/10/49 (A)	1,360	1,421
Bank of America Commercial Mortgage, Cl A4
5.732%, 05/10/45 (A)	1,002	1,139
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.322%, 05/25/34 (A)	1,130	1,081
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	90	91
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	38	38
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	174	174
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.145%, 10/12/42 (A)	3,875	4,312
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (A)	50	57

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	45

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A2
3.061%, 12/15/47	$702	$729
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/47	540	560
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.804%, 12/25/35 (A)	12,400	10,013
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.696%, 12/10/49 (A)	1,285	1,465
Citigroup, Ser 2005-CD1, Cl AM
5.226%, 07/15/44 (A)	512	550
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	211	219
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	1	1
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (B)	826	829
Commercial Mortgage Pass-Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/44	986	996
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	997	1,048
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	213	217
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.282%, 08/25/35 (A)	383	198
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.575%, 11/20/35 (A)	4,072	2,330
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.642%, 09/25/35 (A) (B)	3,080	2,553
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	168	170
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	48	48
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.676%, 10/25/33 (A)	2,609	2,401
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (A)	461	477

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	$317	$327
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	939	1,000
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	450	477
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	571	630
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	4,342	4,785
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/44 (A) (B)	1,320	1,458
DBUBS Mortgage Trust, Ser 2011-LC3A, IO
1.504%, 08/10/44 (A) (B)	2,972	165
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.694%, 06/20/34 (A)	674	590
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (B)	1,760	1,854
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.642%, 11/19/44 (A)	2,015	806
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (B)	1,415	1,428
Fund America Investors II, Ser 1993-A, Cl A2
4.326%, 06/25/23 (A)	116	114
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (B)	3,086	3,305
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	4,374	4,437
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	470	511
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	2	2
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	136	136
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	352	369

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (A)	$523	$534
Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	720	729
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	91	92
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A) (C)	3,225	3,438
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	3,059	3,144
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	1,584	1,726
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.881%, 07/10/38 (A)	7,600	8,609
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	6,718	7,393
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	227	242
GS Mortgage Securities II, Ser 2011-GC5, IO
1.777%, 08/10/44 (A) (B)	1,233	115
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/44	4,535	4,752
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A) (B)	53	55
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.442%, 10/25/33 (A)	1,383	1,394
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.757%, 07/25/35 (A)	7,000	5,235
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (B)	1,496	1,596
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.592%, 08/25/36 (A)	559	499
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
4.914%, 08/25/37 (A)	53	36
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	12,253	4,430

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	$306	$313
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	386	392
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	144	146
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	35	35
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	71	71
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	1,191	1,269
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	151	153
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/45	220	236
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	233	243
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	324	355
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
5.816%, 06/15/49 (A)	1,194	1,309
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	494	554
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (B)	265	303
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	2,036	2,148
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (B)	350	355
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (B)	1,250	1,312
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A3
4.171%, 08/15/46	395	425
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.936%, 07/15/44 (A)	303	325

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	47

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	$28	$28
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	283	291
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	814	838
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	80	83
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	1,693	1,918
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/40	51	57
LB-UBS Commercial Mortgage Trust, Ser C6, Cl A4
5.858%, 07/15/40 (A)	50	57
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (B)	2,870	2,793
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,046	1,100
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.214%, 02/25/34 (A)	1,628	1,631
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	371	391
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (A)	1,270	1,384
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	7,000	7,719
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.043%, 05/25/29 (A)	692	691
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	9	9
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	154	157
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	117	120
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	132	145

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.178%, 11/14/42 (A)	$85	$86
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	3,230	3,547
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44 (A)	2,280	2,584
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	2,500	2,766
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	59	59
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (A)	2,320	2,534
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	1,360	1,437
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	748	801
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/45	1,362	1,373
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	33	33
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	208	213
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	248	253
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.352%, 02/25/47 (A)	97	80
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.312%, 03/15/30 (A)	921	958
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	355	358
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/19	394	398
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.587%, 12/25/34 (A)	827	784
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	125	128

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (A)	$206	$211
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.562%, 10/25/35 (A)	1,257	774
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
4.723%, 08/25/15 (A)	7,335	4,421
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.442%, 10/25/36 (A)	3,788	2,207
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/35	2,358	1,989
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	1,188	1,197
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	62	62
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	479	484
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Cl A4
5.308%, 11/15/48	234	261
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	403	406
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR5, Cl A6
2.566%, 05/25/35 (A)	9,220	7,478
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.532%, 10/25/47 (A)	3,307	2,642
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
2.460%, 12/25/35 (A)	12,955	9,682
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 1A
1.062%, 10/25/46 (A)	3,228	2,045
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
0.992%, 07/25/47 (A)	7,399	4,707
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.738%, 06/25/34 (A)	1,993	1,975

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser 2011-C2, IO
1.172%, 02/15/44 (A) (B)	$3,591	$195
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	2,025	2,110

		212,879

Total Mortgage-Backed Securities (Cost $931,776) ($ Thousands)		952,413

CORPORATE OBLIGATIONS — 28.4%

Consumer Discretionary — 1.7%
Boyd Gaming
7.125%, 02/01/16 (C)	350	338
CCO Holdings
7.000%, 01/15/19	290	307
CityCenter Holdings
7.625%, 01/15/16	330	348
Comcast
6.500%, 01/15/15	985	1,124
6.500%, 01/15/17	2,385	2,853
5.650%, 06/15/35	120	131
5.300%, 01/15/14	2,340	2,517
Comcast Cable Communications
8.375%, 03/15/13	1,019	1,093
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,220	1,769
Daimler Finance LLC
6.500%, 11/15/13	1,320	1,437
Daimler Finance North America
3.875%, 09/15/21 (B)	215	220
1.875%, 09/15/14 (B)	1,575	1,598
DIRECTV Holdings
6.000%, 08/15/40	950	1,014
5.150%, 03/15/42 (B)	545	531
2.400%, 03/15/17 (B)	1,090	1,080
DISH DBS
7.875%, 09/01/19	690	794
6.750%, 06/01/21	320	345
Echostar DBS
7.750%, 05/31/15	30	34
Gap
5.950%, 04/12/21	580	585
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/20 (B)	214	209
NBCUniversal Media
4.375%, 04/01/21	315	337
2.875%, 04/01/16	199	207
News America
6.650%, 11/15/37	180	210
6.200%, 12/15/34	65	72

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	49

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.150%, 03/01/37	$1,551	$1,734
6.150%, 02/15/41	258	296
Reynolds Group Issuer
8.750%, 10/15/16 (B)	110	116
7.125%, 04/15/19 (B)	1,290	1,345
6.875%, 02/15/21 (B)	180	186
Thomson Reuters
5.950%, 07/15/13	482	511
Time Warner
6.250%, 03/29/41	80	91
5.375%, 10/15/41	470	494
4.750%, 03/29/21	730	802
3.150%, 07/15/15	1,100	1,165
Time Warner Cable
8.250%, 04/01/19	2,445	3,127
6.550%, 05/01/37	1,645	1,905
5.875%, 11/15/40	950	1,024
5.500%, 09/01/41	970	1,016
4.000%, 09/01/21 (C)	80	82
United Business Media
5.750%, 11/03/20 (B)	550	544
WPP Finance UK
8.000%, 09/15/14	240	275
Wyndham Worldwide
4.250%, 03/01/22	735	720
2.950%, 03/01/17	330	327

		34,913

Consumer Staples — 1.6%
Altria Group
9.250%, 08/06/19	1,250	1,681
4.750%, 05/05/21	720	774
Anheuser-Busch
5.050%, 10/15/16	940	1,069
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	2,570	3,353
5.375%, 11/15/14	95	106
5.375%, 01/15/20	1,360	1,598
5.000%, 04/15/20	560	646
Coca-Cola
1.800%, 09/01/16	1,005	1,026
CVS Caremark
9.350%, 01/10/23 (B)	3,330	3,500
Diageo Capital
4.828%, 07/15/20	1,580	1,803
HJ Heinz
5.350%, 07/15/13	510	541
Kraft Foods
6.500%, 02/09/40	1,080	1,329
5.375%, 02/10/20	1,860	2,150
PepsiCo
2.750%, 03/05/22	1,390	1,353
2.500%, 05/10/16	620	648

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pernod-Ricard
5.750%, 04/07/21 (B)	$1,119	$1,239
5.500%, 01/15/42 (B)	456	458
4.450%, 01/15/22 (B)	2,429	2,464
2.950%, 01/15/17 (B)	360	364
Philip Morris International
4.500%, 03/20/42	530	523
2.900%, 11/15/21	1,030	1,016
1.625%, 03/20/17	1,685	1,677
Reynolds American
6.750%, 06/15/17	1,260	1,501
SABMiller Holdings
3.750%, 01/15/22 (B)	1,220	1,241
Safeway
4.750%, 12/01/21	730	755
3.950%, 08/15/20	310	307
Wal-Mart Stores
5.625%, 04/15/41	775	938

		34,060

Energy — 3.4%
Anadarko Finance, Ser B
7.500%, 05/01/31	910	1,124
Anadarko Petroleum
6.375%, 09/15/17	850	1,010
Apache
6.000%, 09/15/13	1,670	1,799
Arch Coal
7.000%, 06/15/19 (B) (C)	920	849
Baker Hughes
7.500%, 11/15/18	1,230	1,623
BG Energy Capital
4.000%, 10/15/21 (B)	1,205	1,257
BP Capital Markets
5.250%, 11/07/13	1,790	1,913
3.875%, 03/10/15	210	225
3.561%, 11/01/21	100	103
Canadian Oil Sands
6.000%, 04/01/42 (B)	720	721
Chesapeake Energy
6.875%, 11/15/20	450	465
6.625%, 08/15/20	30	30
6.500%, 08/15/17 (C)	275	293
Chesapeake Midstream Partners
6.125%, 07/15/22 (B)	680	685
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	114
Concho Resources
5.500%, 10/01/22	560	552
Conoco Funding
7.250%, 10/15/31	50	69
ConocoPhillips
5.900%, 10/15/32	10	12
5.900%, 05/15/38	1,130	1,403

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consol Energy
8.250%, 04/01/20	$660	$690
DCP Midstream Operating
4.950%, 04/01/22	655	657
Devon Energy
5.600%, 07/15/41	1,635	1,840
El Paso
6.950%, 06/01/28	6,750	6,819
El Paso Pipeline Partners Operating
7.500%, 11/15/40	425	502
4.100%, 11/15/15	475	492
Encana
6.500%, 02/01/38	1,130	1,208
Energen
4.625%, 09/01/21	655	653
Energy Transfer Partners
9.000%, 04/15/19	99	123
6.500%, 02/01/42	290	305
5.200%, 02/01/22	290	303
Enterprise Products Operating
9.750%, 01/31/14	1,910	2,192
6.125%, 10/15/39	50	56
5.700%, 02/15/42	840	908
Hess
7.875%, 10/01/29	1,070	1,424
7.300%, 08/15/31	540	687
Husky Energy
7.250%, 12/15/19	209	258
Kerr-McGee
7.875%, 09/15/31	670	864
6.950%, 07/01/24	1,850	2,234
Key Energy Services
6.750%, 03/01/21	1,290	1,325
Kinder Morgan Energy Partners
6.000%, 02/01/17	505	582
5.850%, 09/15/12	130	133
5.000%, 12/15/13	720	765
3.950%, 09/01/22	885	876
Marathon Petroleum
6.500%, 03/01/41	693	749
MarkWest Energy Partners
6.250%, 06/15/22	200	210
Nexen
6.400%, 05/15/37	125	137
Noble Energy
4.150%, 12/15/21	1,370	1,400
Occidental Petroleum
3.125%, 02/15/22	780	787
Peabody Energy
6.500%, 09/15/20	630	630
Pemex Project Funding Master Trust
6.625%, 06/15/35	1,667	1,900

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petrobras International Finance
6.125%, 10/06/16	$655	$741
5.750%, 01/20/20	574	636
Petrobras International Finance - Pifco
5.375%, 01/27/21	2,080	2,240
3.875%, 01/27/16	600	631
3.500%, 02/06/17	1,510	1,548
2.875%, 02/06/15	550	564
Petro-Canada
6.800%, 05/15/38	1,665	2,124
Petroleos Mexicanos
6.500%, 06/02/41 (B)	115	129
4.875%, 01/24/22 (B)	549	577
Phillips 66
5.875%, 05/01/42 (B)	885	907
4.300%, 04/01/22 (B)	180	183
2.950%, 05/01/17 (B)	1,145	1,164
1.950%, 03/05/15 (B)	545	549
QEP Resources
6.875%, 03/01/21	700	773
Reliance Holdings USA
5.400%, 02/14/22 (B)	700	696
Schlumberger Investment
1.950%, 09/14/16 (B)	810	820
SESI
7.125%, 12/15/21 (B)	180	194
Shell International Finance BV
4.375%, 03/25/20	1,700	1,945
Southern Natural Gas
8.000%, 03/01/32	170	211
Southern Union
8.250%, 11/15/29	1,315	1,571
Talisman Energy
7.750%, 06/01/19	425	520
Tennessee Gas Pipeline
8.375%, 06/15/32	1,638	2,003
7.625%, 04/01/37	430	514
Transocean
7.350%, 12/15/41	395	467
5.050%, 12/15/16	1,110	1,189
Western Gas Partners
5.375%, 06/01/21	605	648
Williams
7.875%, 09/01/21	1,268	1,580
7.750%, 06/15/31	861	1,049
Williams, Ser A
7.500%, 01/15/31	274	329
WPX Energy
6.000%, 01/15/22 (B)	350	350

		72,808

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	51

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 15.2%
ABB Treasury Center USA
2.500%, 06/15/16 (B)	$1,955	$1,993
Achmea Hypotheekbank
3.200%, 11/03/14 (B)	1,367	1,429
Allstate
7.450%, 05/16/19	1,085	1,361
Ally Financial
2.688%, 12/01/14 (A)	2,234	2,119
American Express
6.800%, 09/01/66 (A)	2,150	2,193
American Express Credit MTN
2.375%, 03/24/17	2,170	2,173
American Honda Finance MTN
3.875%, 09/21/20 (B)	1,065	1,104
American International Group
6.400%, 12/15/20	565	639
6.250%, 03/15/37	2,560	2,304
5.850%, 01/16/18	980	1,066
3.750%, 11/30/13 (B)	500	506
American Tower‡
5.050%, 09/01/20 (C)	244	252
4.500%, 01/15/18	830	872
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	390	396
Bank of America
6.500%, 08/01/16	1,125	1,237
6.000%, 09/01/17	730	795
5.875%, 02/07/42	280	279
5.750%, 12/01/17	1,470	1,577
5.700%, 01/24/22	950	1,006
5.650%, 05/01/18	270	288
5.625%, 10/14/16	4,135	4,396
5.420%, 03/15/17	4,400	4,499
5.000%, 05/13/21	840	841
4.500%, 04/01/15	180	187
3.875%, 03/22/17	689	693
3.625%, 03/17/16	2,275	2,271
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (B)	450	477
Barclays Bank
6.050%, 12/04/17 (B) (C)	540	555
5.125%, 01/08/20	1,310	1,370
5.000%, 09/22/16	170	183
BBVA US Senior SAU
3.250%, 05/16/14	1,220	1,216
Bear Stearns
6.400%, 10/02/17	70	82
4.650%, 07/02/18	995	1,063
Berkshire Hathaway
3.400%, 01/31/22	1,409	1,422
3.200%, 02/11/15	950	1,012
1.900%, 01/31/17	280	283

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Berkshire Hathaway Finance
5.400%, 05/15/18	$615	$727
Boeing Capital
4.700%, 10/27/19	490	566
2.900%, 08/15/18	425	445
Boston Properties‡
3.700%, 11/15/18	470	486
CDP Financial
3.000%, 11/25/14 (B)	2,450	2,565
Chase Capital VI
1.172%, 08/01/28 (A)	2,500	1,895
Citigroup
6.875%, 03/05/38	2,775	3,204
6.125%, 05/15/18	3,970	4,450
6.000%, 12/13/13	1,320	1,399
5.375%, 08/09/20	30	32
5.000%, 09/15/14	3,245	3,361
4.450%, 01/10/17	1,060	1,110
2.650%, 03/02/15	1,375	1,375
0.745%, 06/09/16 (A)	3,650	3,203
Citigroup Capital III
7.625%, 12/01/36	1,500	1,484
Citigroup Funding
1.875%, 10/22/12	1,855	1,872
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (B)	10	11
3.750%, 10/15/14 (B)	1,060	1,111
Commonwealth Bank of Australia NY
1.950%, 03/16/15	1,330	1,339
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/49 (A) (B)	1,810	2,299
5.250%, 05/24/41	287	293
3.875%, 02/08/22	420	406
3.375%, 01/19/17 (C)	1,255	1,283
Countrywide Financial
6.250%, 05/15/16	1,080	1,125
Credit Agricole
8.375%, 12/31/49 (A) (B) (C)	2,460	2,288
2.625%, 01/21/14 (B)	730	715
Credit Suisse
1.625%, 03/06/15 (B)	2,920	2,930
Credit Suisse NY
6.000%, 02/15/18	2,418	2,618
Deutsche Bank MTN
4.875%, 05/20/13	1,830	1,898
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (A) (B)	2,760	2,363
Dexia Credit Local
2.750%, 04/29/14 (B)	4,090	3,991
DnB Boligkreditt
2.100%, 10/14/15 (B)	2,820	2,855

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

European Investment Bank
1.125%, 04/15/15	$1,785	$1,797
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17 (B)	3,540	4,159
Farmers Exchange Capital
7.050%, 07/15/28 (B)	1,434	1,567
Farmers Insurance Exchange
8.625%, 05/01/24 (B)	3,017	3,804
FDIC Structured Sale Guaranteed Notes, Ser A-3
1.450%, 10/25/13 (B) (D)	470	465
First Industrial L.P. MTN
7.500%, 12/01/17	970	980
Ford Motor Credit
8.125%, 01/15/20	1,440	1,741
5.875%, 08/02/21	655	707
General Electric Capital MTN
6.875%, 01/10/39	1,840	2,272
6.375%, 11/15/19 (A)	5,870	5,987
6.150%, 08/07/37	600	680
5.875%, 01/14/38 (C)	1,390	1,528
5.625%, 05/01/18	4,535	5,263
5.450%, 01/15/13	20	21
4.375%, 09/16/20	2,460	2,591
0.911%, 05/05/26 (A)	4,700	3,831
0.623%, 03/20/14 (A)	1,900	1,857
Glitnir Banki HF
7.451%, 09/14/16 (B) (E)	400	—
6.693%, 06/15/16 (B) (E)	3,960	—
Goldman Sachs Capital II
5.793%, 06/01/43 (A)	200	137
Goldman Sachs Group
6.250%, 02/01/41	1,910	1,886
6.150%, 04/01/18	3,780	4,077
6.000%, 06/15/20	675	710
5.950%, 01/18/18	3,310	3,566
5.750%, 01/24/22	920	946
5.450%, 11/01/12	2,540	2,598
5.375%, 03/15/20	1,790	1,820
5.350%, 01/15/16	660	700
5.250%, 10/15/13	390	408
5.250%, 07/27/21	240	238
4.750%, 07/15/13	40	41
3.625%, 08/01/12 (C)	270	272
3.625%, 02/07/16	1,700	1,700
Goodman Funding Pty
6.000%, 03/22/22 ‡(B)	250	250
Hartford Financial Services Group
6.100%, 10/01/41	375	363
HBOS Capital Funding
6.071%, 06/30/49 (A) (B)	1,330	941
HBOS PLC MTN
6.750%, 05/21/18 (B)	2,100	1,971

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCP MTN‡
6.300%, 09/15/16	$1,075	$1,206
6.000%, 01/30/17	4,000	4,445
5.650%, 12/15/13	894	949
3.750%, 02/01/19	990	984
Health Care REIT‡
6.500%, 03/15/41	1,210	1,260
5.250%, 01/15/22	900	941
4.950%, 01/15/21	2,500	2,559
Highwoods Properties‡
7.500%, 04/15/18	1,142	1,310
HSBC Bank
4.750%, 01/19/21 (B)	1,760	1,861
HSBC Finance
6.676%, 01/15/21 (B) (C)	60	64
HSBC Holdings
4.000%, 03/30/22	925	917
HSBC Holdings PLC
6.800%, 06/01/38	635	727
HSBC USA
2.375%, 02/13/15	1,990	2,004
ICICI Bank
6.375%, 04/30/22 (A) (B)	1,260	1,185
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (B)	400	293
ING Capital Funding Trust III
4.070%, 12/29/49 (A)	40	35
Inter-American Development Bank MTN
3.875%, 10/28/41	820	817
International Lease Finance
7.125%, 09/01/18 (B)	1,080	1,177
6.500%, 09/01/14 (B)	2,530	2,672
Intesa Sanpaolo SPA
3.625%, 08/12/15 (B)	500	478
IPIC GMTN MTN
5.500%, 03/01/22 (B)	355	365
JPMorgan Chase
6.000%, 01/15/18	135	156
5.750%, 01/02/13	1,710	1,771
5.600%, 07/15/41	395	432
5.400%, 01/06/42	420	446
4.750%, 05/01/13	510	531
4.650%, 06/01/14	2,055	2,191
4.500%, 01/24/22	180	187
4.400%, 07/22/20	210	218
4.350%, 08/15/21	215	220
4.250%, 10/15/20	1,260	1,290
3.450%, 03/01/16	2,785	2,904
JPMorgan Chase Bank
6.000%, 07/05/17	2,250	2,550
6.000%, 10/01/17	250	286
0.804%, 06/13/16 (A)	1,300	1,208
JPMorgan Chase Capital XIII
1.420%, 09/30/34 (A)	1,750	1,325

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	53

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Capital XXIII
1.503%, 05/15/47 (A)	$1,900	$1,409
Kaupthing Bank MTN (B) (E)
7.625%, 02/28/15	8,810	2,335
7.125%, 05/19/16	1,350	—
5.750%, 10/04/11	960	254
Kilroy Realty‡
6.625%, 06/01/20	175	197
5.000%, 11/03/15	265	282
4.800%, 07/15/18	665	691
Korea Development Bank
3.875%, 05/04/17	615	637
3.250%, 03/09/16	347	351
Landsbanki Islands
6.100%, 08/25/11 (B) (E)	5,570	237
Lazard Group
7.125%, 05/15/15	912	989
6.850%, 06/15/17	1,267	1,393
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (E)	4,320	—
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (E)	4,280	—
Lincoln National
7.000%, 06/15/40	80	94
Lloyds TSB Bank
6.375%, 01/21/21	425	456
4.200%, 03/28/17	465	469
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (B)	1,125	1,596
MBNA Capital A
8.278%, 12/01/26	1,450	1,465
Merrill Lynch MTN
8.950%, 05/18/17 (A)	1,790	1,817
8.680%, 05/02/17 (A)	3,160	3,187
7.430%, 09/01/22	3	3
6.050%, 05/16/16	350	369
5.700%, 05/02/17	1,300	1,333
5.450%, 02/05/13	2,080	2,139
MetLife
6.750%, 06/01/16	1,060	1,259
6.400%, 12/15/36	450	441
5.700%, 06/15/35	280	326
4.750%, 02/08/21 (C)	540	592
MetLife Capital Trust IV
7.875%, 12/15/37 (B)	800	876
MetLife Capital Trust X
9.250%, 04/08/38 (B)	1,800	2,169
Metropolitan Life Global Funding I (B)
5.125%, 04/10/13	1,260	1,317
5.125%, 06/10/14	1,600	1,738
2.500%, 09/29/15	1,090	1,123
Morgan Stanley MTN
7.300%, 05/13/19	1,860	2,002

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.625%, 04/01/18	$1,640	$1,727
6.000%, 05/13/14	5,710	5,976
6.000%, 04/28/15	630	659
5.950%, 12/28/17	100	103
5.625%, 09/23/19	160	158
5.500%, 07/28/21 (C)	905	885
4.750%, 03/22/17	415	415
3.800%, 04/29/16	260	253
1.015%, 10/18/16 (A)	5,815	4,993
Murray Street Investment Trust I
4.647%, 03/09/17 (F)	2,270	2,266
National Australia Bank
5.350%, 06/12/13 (B)	2,500	2,629
Nationwide Mutual Insurance
5.810%, 12/15/24 (A) (B)	2,975	2,714
New York Life Global Funding
3.000%, 05/04/15 (B)	1,840	1,937
New York Life Insurance
6.750%, 11/15/39 (B)	415	520
NIBC Bank MTN
2.800%, 12/02/14 (B)	740	768
Nordea Bank (B)
4.875%, 05/13/21	1,965	1,912
3.700%, 11/13/14	440	459
3.125%, 03/20/17	255	255
2.250%, 03/20/15	1,180	1,180
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (B)	755	889
PNC Funding
3.300%, 03/08/22	550	544
2.700%, 09/19/16	885	912
Pricoa Global Funding I
5.450%, 06/11/14 (B)	3,400	3,670
Prime Property Fund
5.500%, 01/15/14 ‡(B)	1,850	1,889
Protective Life
8.450%, 10/15/39	131	152
Prudential Covered Trust 2012-1
2.997%, 09/30/15 (B)	1,140	1,153
Prudential Financial MTN
5.800%, 11/16/41	140	152
5.625%, 05/12/41	301	313
4.750%, 09/17/15	548	595
Prudential Holdings
8.695%, 12/18/23 (B)	1,300	1,616
Royal Bank of Scotland Group
7.648%, 08/31/49 (A)	160	136
7.640%, 09/29/17	900	616
6.400%, 10/21/19	580	608
5.000%, 10/01/14	1,240	1,225
Santander US Debt Unipersonal
3.781%, 10/07/15 (B)	100	97
3.724%, 01/20/15 (B)	1,200	1,172

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Schahin II Finance SPV
5.875%, 09/25/22 (B)	$305	$306
Simon Property Group L.P.‡
5.750%, 12/01/15	910	1,026
SL Green Realty‡
5.000%, 08/15/18	180	183
SLM MTN
5.625%, 08/01/33	595	508
5.050%, 11/14/14	690	707
5.000%, 04/15/15	120	122
Sparebank 1 Boligkreditt
2.300%, 06/30/17 (B)	2,720	2,711
Stadshypotek
1.450%, 09/30/13 (B)	1,245	1,256
Standard Chartered
3.200%, 05/12/16 (B)	1,245	1,269
State Street
4.956%, 03/15/18	1,260	1,316
Sumitomo Mitsui Banking (B)
3.150%, 07/22/15	1,360	1,416
3.100%, 01/14/16	200	207
SunTrust Preferred Capital I
4.000%, 02/13/12 (A)	259	184
Svensk Exportkredit
3.250%, 09/16/14	1,374	1,443
1.750%, 10/20/15	1,820	1,838
Svenska Handelsbanken
2.875%, 04/04/17	1,370	1,369
Swedbank Hypotek
2.375%, 04/05/17 (B)	1,395	1,400
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (B)	1,300	1,610
Toyota Motor Credit MTN
3.400%, 09/15/21	810	832
UBS MTN
2.250%, 01/28/14	1,050	1,054
2.250%, 03/30/17 (B)	795	793
1.875%, 01/23/15 (B)	810	816
Ventas Realty‡
4.250%, 03/01/22	880	855
Wachovia
5.250%, 08/01/14	2,570	2,766
Wachovia Capital Trust III
5.570%, 05/31/16 (A)	2,850	2,693
WEA Finance (B)
7.125%, 04/15/18	3,000	3,534
6.750%, 09/02/19	1,230	1,422
4.625%, 05/10/21	330	334
Wells Fargo
4.600%, 04/01/21	160	172
3.676%, 06/15/16 (F)	680	726
Wells Fargo Bank
4.750%, 02/09/15	2,095	2,247

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Capital X
5.950%, 12/15/36	$760	$767
Westpac Banking
4.875%, 11/19/19	105	113
Woodbourne Capital Trust III
1.360%, 04/08/49 (A) (B)	500	200
Woodbourne Capital Trust IV
1.360%, 04/08/49 (A) (B)	275	110
WR Berkley
5.375%, 09/15/20	80	84
4.625%, 03/15/22	590	588

		321,747

Health Care — 1.3%
Amgen
5.650%, 06/15/42	1,060	1,133
5.150%, 11/15/41	1,145	1,150
3.875%, 11/15/21	140	143
Aristotle Holding (B)
3.500%, 11/15/16	2,270	2,371
2.650%, 02/15/17	1,310	1,325
2.100%, 02/12/15	1,160	1,174
Becton Dickinson
3.125%, 11/08/21	185	188
Boston Scientific
6.400%, 06/15/16	805	927
Coventry Health Care
5.950%, 03/15/17	1,042	1,179
Gilead Sciences
5.650%, 12/01/41	275	294
4.500%, 04/01/21	605	641
GlaxoSmithKline Capital
5.650%, 05/15/18	810	978
HCA
7.500%, 11/15/95	3,800	3,021
Humana
7.200%, 06/15/18	1,150	1,378
Life Technologies
5.000%, 01/15/21	565	612
Medtronic
4.450%, 03/15/20	730	822
Roche Holdings
6.000%, 03/01/19 (B)	1,410	1,720
Tenet Healthcare
8.875%, 07/01/19	900	1,008
Thermo Fisher Scientific
3.600%, 08/15/21	350	369
3.200%, 03/01/16	435	464
UnitedHealth Group
6.875%, 02/15/38	100	131
6.000%, 06/15/17	51	61
5.800%, 03/15/36	280	322
5.700%, 10/15/40	510	592

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	55

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.375%, 03/15/42	$300	$290
3.875%, 10/15/20	530	560
WellPoint
6.800%, 08/01/12	1,000	1,020
5.875%, 06/15/17	2,190	2,557
Wyeth
5.950%, 04/01/37	1,100	1,393

		27,823

Industrials — 1.0%
Allied Waste North America
6.875%, 06/01/17	260	271
BAE Systems
4.750%, 10/11/21 (B)	1,785	1,873
Boeing
4.875%, 02/15/20	1,380	1,629
Cedar Brakes I LLC
8.500%, 02/15/14 (B)	475	487
Continental Airlines Pass-Through Trust, Ser 1999-2
7.256%, 03/15/20	2,661	2,887
Continental Airlines Pass-Through Trust, Ser 2007-1
5.983%, 04/19/22 (C)	1,580	1,713
Continental Airlines, Ser 2009-1
9.000%, 07/08/16	2,654	3,026
Delta Air Lines 2007-1 Cl A Pass-Through Trust, Ser 2007-1
6.821%, 08/10/22	1,393	1,525
Hutchison Whampoa International 11
4.625%, 01/13/22 (B)	640	643
3.500%, 01/13/17 (B)	235	238
JetBlue Airways, Ser 2004-2
0.878%, 08/15/16 (A)	2,528	2,275
Kansas City Southern de Mexico
12.500%, 04/01/16	522	602
Koninklijke Philips Electronics
3.750%, 03/15/22	280	282
Lockheed Martin
3.350%, 09/15/21	1,035	1,037
Northrop Grumman
1.850%, 11/15/15	1,140	1,154
Raytheon
3.125%, 10/15/20	430	437
United Air Lines
9.750%, 01/15/17	200	229
United Parcel Service
4.500%, 01/15/13	980	1,011
Waste Management
7.375%, 05/15/29	330	427
2.600%, 09/01/16	290	297

		22,043

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.1%
Fiserv
3.125%, 06/15/16	$505	$516
Freescale Semiconductor
10.125%, 12/15/16	21	22
Hewlett-Packard
6.000%, 09/15/41	400	438
4.050%, 09/15/22	275	274
2.600%, 09/15/17	890	889
National Semiconductor
6.600%, 06/15/17	170	210

		2,349

Materials — 0.9%
ArcelorMittal
6.250%, 02/25/22	140	141
Barrick
3.850%, 04/01/22 (B)	965	959
Barrick North America Finance
4.400%, 05/30/21	1,350	1,423
BHP Billiton Finance USA
3.250%, 11/21/21	2,110	2,129
Celulosa Arauco y Constitucion
4.750%, 01/11/22 (B)	400	409
CF Industries
7.125%, 05/01/20	70	83
CodelCo
4.750%, 10/15/14 (B)	470	505
Dow Chemical
8.550%, 05/15/19	178	233
5.250%, 11/15/41	415	429
Ecolab
4.350%, 12/08/21	290	308
FMG Resources August 2006 Pty
6.375%, 02/01/16 (B)	120	120
Freeport-McMoRan Copper
3.550%, 03/01/22	990	951
LyondellBasell Industries (B)
6.000%, 11/15/21	200	210
5.750%, 04/15/24	200	199
5.000%, 04/15/19	200	200
Nacional del Cobre de Chile
3.875%, 11/03/21 (B)	645	659
Novelis
8.750%, 12/15/20	460	504
Potash Corp of Saskatchewan
4.875%, 03/30/20	280	317
PPG Industries
5.750%, 03/15/13	435	453
Rio Tinto Finance USA
6.500%, 07/15/18	2,190	2,699
3.750%, 09/20/21	490	506

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Steel Dynamics
6.750%, 04/01/15	$810	$824
Teck Resources
10.250%, 05/15/16	52	60
6.250%, 07/15/41	321	348
Vale Overseas
6.875%, 11/21/36	1,510	1,751
4.375%, 01/11/22	2,749	2,761

		19,181

Telecommunication Services — 1.3%
America Movil
5.625%, 11/15/17	440	512
5.000%, 03/30/20	750	834
2.375%, 09/08/16	415	420
AT&T
6.500%, 09/01/37	1,380	1,657
6.450%, 06/15/34	625	737
6.400%, 05/15/38	280	333
5.500%, 02/01/18	1,460	1,720
5.350%, 09/01/40	380	404
5.100%, 09/15/14	1,530	1,684
1.600%, 02/15/17	1,100	1,094
0.875%, 02/13/15	1,235	1,228
BellSouth
4.750%, 11/15/12	170	174
British Telecommunications PLC
9.625%, 12/15/30	50	74
Cellco Partnership
8.500%, 11/15/18	480	659
CenturyLink
7.650%, 03/15/42	580	545
Deutsche Telekom International Finance
5.750%, 03/23/16	1,380	1,558
Deutsche Telekom International Finance BV (B)
4.875%, 03/06/42	435	411
2.250%, 03/06/17	2,170	2,148
France Telecom
2.750%, 09/14/16	1,005	1,034
Intelsat Jackson Holdings
9.500%, 06/15/16	180	188
8.500%, 11/01/19	250	274
Rogers Communications
6.750%, 03/15/15	1,015	1,158
Sprint Capital
8.750%, 03/15/32	910	780
6.875%, 11/15/28	100	77
Telefonica Emisiones SAU
6.221%, 07/03/17	110	116
5.877%, 07/15/19	90	92
5.134%, 04/27/20	290	277

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telefonica Moviles Chile
2.875%, 11/09/15 (B)	$505	$505
Telemar Norte Leste SA
5.500%, 10/23/20 (B)	635	653
Verizon Communications
6.100%, 04/15/18	465	560
6.000%, 04/01/41	570	675
5.850%, 09/15/35	115	132
5.500%, 02/15/18	1,920	2,250
3.500%, 11/01/21	225	230
Verizon Global Funding
7.750%, 12/01/30	1,060	1,436

		26,629

Utilities — 1.9%
Ameren
8.875%, 05/15/14	640	726
Aquila
11.875%, 07/01/12	2,535	2,601
Arizona Public Service
4.500%, 04/01/42	725	710
Calpine
7.500%, 02/15/21 (B)	860	918
Cedar Brakes II LLC
9.875%, 09/01/13 (B)	654	674
Cleveland Electric Illuminating
8.875%, 11/15/18	680	898
CMS Energy
5.050%, 03/15/22	400	402
2.750%, 05/15/14	385	385
Comision Federal de Electricidad
5.750%, 02/14/42 (B)	380	380
Dominion Resources
8.875%, 01/15/19 (C)	1,220	1,637
1.950%, 08/15/16	265	269
Duke Energy
6.300%, 02/01/14	140	153
Duke Energy Carolinas
5.625%, 11/30/12	1,470	1,519
Duke Energy Indiana
4.200%, 03/15/42	545	537
Enel Finance International
6.000%, 10/07/39 (B)	895	812
Energy Future Holdings
10.000%, 12/01/20	686	748
Exelon
5.625%, 06/15/35	1,060	1,144
Exelon Generation
6.250%, 10/01/39	45	53
5.200%, 10/01/19	40	44
FirstEnergy, Ser C
7.375%, 11/15/31	1,735	2,136

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Plains Energy
5.292%, 06/15/22 (F)	$55	$59
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,700	3,260
Midamerican Energy Holdings
6.500%, 09/15/37	1,210	1,512
6.125%, 04/01/36	125	149
Nisource Finance
6.800%, 01/15/19	2,261	2,677
Oncor Electric Delivery
6.800%, 09/01/18	1,075	1,300
Pacific Gas & Electric
8.250%, 10/15/18	210	278
5.800%, 03/01/37	800	956
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,500	3,046
PPL WEM Holdings
3.900%, 05/01/16 (B)	715	744
Progress Energy
6.850%, 04/15/12	526	527
3.150%, 04/01/22	630	616
PSEG Power
2.750%, 09/15/16	320	323
Public Service of New Mexico
7.950%, 05/15/18	1,805	2,191
Puget Sound Energy
4.434%, 11/15/41	190	190
PVNGS II Funding
8.000%, 12/30/15	1,479	1,579
San Diego Gas & Electric
4.300%, 04/01/42	490	499
Sempra Energy
2.300%, 04/01/17	1,030	1,042
Southern California Edison
4.050%, 03/15/42	275	265
Southwestern Electric Power
3.550%, 02/15/22	870	854
Texas-New Mexico Power
9.500%, 04/01/19 (B)	1,380	1,817

		40,630

Total Corporate Obligations (Cost $586,451) ($ Thousands)		602,183

ASSET-BACKED SECURITIES — 8.6%

Automotive — 0.4%
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	577	577
Avis Budget Rental Car Funding AESOP, Ser 2010-3A, Cl A
4.640%, 05/20/16 (B)	600	646

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl A
3.150%, 03/20/17 (B)	$140	$144
Avis Budget Rental Car Funding AESOP, Ser 2012-2A, Cl A
2.802%, 05/20/18 (B)	475	477
BMW Vehicle Owner Trust, Ser 2011-A, Cl A2
0.630%, 02/25/14	1,652	1,653
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3
2.170%, 10/15/13	329	331
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	102	103
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A4
1.470%, 08/15/17	823	828
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (B)	1,100	1,205
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (B)	721	731
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A3
1.220%, 12/15/15	443	443
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	411	414

		7,552

Credit Cards — 0.7%
American Express Credit Account Master Trust, Ser 2007-8, Cl A
0.542%, 05/15/15 (A)	846	847
Bank of America Credit Card Trust, Ser 2008-A7, Cl A7
0.942%, 12/15/14 (A)	407	408
Capital One Multi-Asset Execution Trust, Ser 2004-A4, Cl A4
0.462%, 03/15/17 (A)	1,144	1,147
Capital One Multi-Asset Execution Trust, Ser 2005-A6, Cl A6
0.617%, 07/15/15 (A)	2,108	2,108
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.322%, 09/15/15 (A)	602	602
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.302%, 01/15/16 (A)	127	127
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.774%, 10/15/15 (A)	1,919	1,923

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2007-A10
0.282%, 06/16/14 (A)	$1,098	$1,098
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.974%, 09/15/15 (A)	817	835
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.992%, 08/15/18 (A) (B)	1,376	1,449
Discover Card Master Trust I, Ser 2007-3, Cl A2
0.292%, 10/16/14 (A)	1,675	1,675
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.542%, 12/15/14 (A)	583	585
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	2,198	2,219
World Financial Network Credit Card Master Trust, Ser 2011-A, Cl A
1.680%, 08/15/18	763	763

		15,786

Mortgage Related Securities — 1.4%
ABS Home Equity Loan Trust, Ser 2001-HE3, Cl A1
0.782%, 11/25/31 (A)	331	265
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.517%, 04/25/28 (A)	40	34
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.482%, 03/25/30 (A)	2,916	967
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	2,070	2,018
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.342%, 03/25/37 (A)	710	692
Centex Home Equity, Ser 2006-A, Cl AV4
0.494%, 06/25/36 (A)	4,917	2,825
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.282%, 12/25/36 (A)	58	56
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/32 (A)	639	644
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	—	—
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	3	3
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.712%, 05/25/39 (A) (B)	1,167	964

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.502%, 01/20/35 (A)	$3,498	$3,247
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.402%, 01/20/36 (A)	3,148	2,888
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.472%, 03/20/36 (A)	4,182	3,584
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.612%, 06/25/35 (A)	3,376	3,182
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.282%, 01/25/37 (A)	14	14
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.842%, 01/25/32 (A)	216	190
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.382%, 01/25/37 (A)	9,500	3,332
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.494%, 07/25/37 (A)	4,574	1,724
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/25	700	690
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.404%, 01/25/37 (A)	6,450	2,360
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (A) (B)	83	82

		29,761

Other Asset-Backed Securities — 6.1%
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.503%, 06/14/37 (A) (B)	2,388	2,070
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	1,330	1,358
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	515	522
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.042%, 02/15/17 (A)	2,770	2,770
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	800	802
Avalon IV Capital, Ser 2012-1A, Cl C
4.387%, 04/17/23 (A) (B)	675	647

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.542%, 11/14/33 (A) (B)	$2,959	$2,486
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.642%, 08/25/43 (A)	2,802	2,663
Brazos Higher Education Authority, Ser 2006-2, Cl A9
0.484%, 12/26/24 (A)	1,411	1,281
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.457%, 02/25/35 (A)	2,200	2,056
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.418%, 10/27/36 (A)	1,000	897
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.642%, 09/25/35 (A)	2,836	2,720
CIT Education Loan Trust, Ser 2007-1, Cl A
0.564%, 03/25/42 (A) (B)	2,159	1,946
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,340
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	531	516
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.842%, 06/25/33 (A)	38	33
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.702%, 10/25/35 (A)	2,708	2,627
Countrywide Asset-Backed Certificates, Ser 2007-5, Cl 2A1
0.342%, 09/25/47 (A)	336	333
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.044%, 10/25/47 (A)	4,588	3,091
Countrywide Home Equity Loan Trust, Ser 2002-E, Cl A
0.502%, 10/15/28 (A)	43	41
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.542%, 02/15/34 (A)	793	506
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.392%, 11/15/36 (A)	193	142
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.792%, 11/15/28 (A)	147	126
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	362	368

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Educational Funding of the South, Ser 2011-1, Cl A2
1.210%, 04/25/35 (A)	$2,100	$1,965
Ford Credit Floorplan Master Owner Trust, Ser 2009-2
1.792%, 09/15/14 (A)	1,710	1,722
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	765	783
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.712%, 01/15/16 (A)	2,047	2,053
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.492%, 11/17/20 (A) (B)	2,888	2,758
Genesis Funding, Ser 2006-1A, Cl G1
0.482%, 12/19/32 (A) (B)	2,797	2,454
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	1,014	1,024
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	350	357
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (A) (B)	2,500	2,756
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/38 (A) (B)	2,180	2,421
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
3.027%, 03/18/29 (A)	675	526
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/29	1,300	1,221
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.743%, 06/19/29 (A)	325	235
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.779%, 02/20/30 (A)	375	272
Greenpoint Manufactured Housing, Ser 2000-6, Cl A3
2.277%, 11/22/31	450	374
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.755%, 02/20/32 (A)	575	436
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.751%, 03/13/32 (A)	650	490
GSAMP Trust, Ser 2003-SEA, Cl A1
0.644%, 02/25/33 (A)	2,303	1,629
GSAMP Trust, Ser 2006-SEA1, Cl A
0.542%, 05/25/36 (A) (B)	427	351
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.824%, 11/25/35 (A)	3,351	2,610
Keycorp Student Loan Trust, Ser 2002-A, Cl 1A2
0.681%, 08/27/31 (A)	997	891

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/18	$1,674	$1,746
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.544%, 11/25/35 (A)	1,370	947
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.604%, 05/25/46 (A)	5,058	891
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,035	3,055
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.432%, 07/25/17 (A)	355	293
Nelnet Student Loan Trust, Ser 2002-2, Cl A4CP
0.480%, 09/25/24 (A)	529	521
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.574%, 03/23/37 (A)	535	482
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.583%, 11/23/22 (A)	3,000	2,963
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.640%, 10/26/26 (A)	3,996	3,955
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.561%, 05/27/25 (A)	1,066	987
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.824%, 03/25/26 (A) (B)	786	739
Origen Manufactured Housing, Ser 2006-A, Cl A2
3.785%, 10/15/37 (A)	3,050	1,803
Origen Manufactured Housing, Ser 2007-A, Cl A2
3.785%, 04/15/37 (A)	5,601	3,275
Park Place Securities, Ser 2004-WCW1, Cl M2
0.922%, 09/25/34 (A)	3,747	3,393
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	39	39
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.924%, 03/25/33 (A)	43	29
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.339%, 12/25/33 (A)	188	130
RSB Bondco, Ser 2007-A, Cl A3
5.820%, 06/28/19	775	923
SLC Student Loan Trust, Ser 2010-1, Cl A
1.349%, 11/25/42 (A)	681	668
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.764%, 12/15/25 (A) (B)	850	805
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.790%, 01/25/23 (A)	2,128	2,104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2004-1, Cl A3
0.770%, 04/25/23 (A)	$829	$818
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.730%, 07/25/23 (A)	594	581
SLM Student Loan Trust, Ser 2004-5, Cl A4
0.710%, 01/25/21 (A)	840	839
SLM Student Loan Trust, Ser 2005-3, Cl A5
0.650%, 10/25/24 (A)	3,372	3,192
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.670%, 07/27/26 (A)	1,625	1,595
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.760%, 07/27/26 (A)	483	486
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.670%, 01/25/27 (A)	1,540	1,451
SLM Student Loan Trust, Ser 2005-10, Cl A5
0.690%, 07/26/21 (A)	986	942
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.680%, 10/25/40 (A)	1,980	1,679
SLM Student Loan Trust, Ser 2007-2
0.560%, 07/25/17 (A)	549	545
SLM Student Loan Trust, Ser 2008-2, Cl A3
1.310%, 04/25/23 (A)	656	645
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.610%, 07/25/16 (A)	701	707
SLM Student Loan Trust, Ser 2008-6, Cl A2
1.110%, 10/25/17 (A)	309	310
SLM Student Loan Trust, Ser 2008-9, Cl A
2.060%, 04/25/23 (A)	1,055	1,083
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.642%, 12/15/23 (A) (B)	2,195	2,184
SLM Student Loan Trust, Ser 2012-2, Cl A
0.942%, 01/25/29 (A)	2,779	2,786
SLM Student Loan Trust, Ser 2012-A
1.642%, 08/15/25 (A) (B)	1,955	1,959
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/10/13	392	402
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.743%, 10/28/28 (A)	747	745
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.753%, 04/28/29 (A)	612	606
South Carolina Student Loan, Ser 2005, Cl A2
0.608%, 12/01/20 (A)	1,850	1,784

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	61

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2007-BC2, Cl A2
0.332%, 03/25/37 (A)	$1,187	$1,159
Structured Asset Securities, Ser 2008-BC4, Cl A3
0.494%, 11/25/37 (A)	2,285	2,106
TAL Advantage, Ser 2006-1A
0.432%, 04/20/21 (A) (B)	1,184	1,123
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (B)	1,352	1,373
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/26 (B)	221	223
Textainer Marine Containers, Ser 2005-1A, Cl A
0.490%, 05/15/20 (A) (B)	1,433	1,379
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (B)	1,573	1,604
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/36 (B)	1,199	1,298
Trip Rail Master Funding Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (B)	2,026	2,040
Triton Container Finance, Ser 2006-1A, Cl N
0.410%, 11/26/21 (A) (B)	2,053	1,935
Triton Container Finance, Ser 2007-1A, Cl N
0.380%, 02/26/19 (A) (B)	1,130	1,088

		129,084

Total Asset-Backed Securities (Cost $191,872) ($ Thousands)		182,183

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLB
5.500%, 07/15/36	1,580	1,982
FHLMC
6.750%, 03/15/31	1,170	1,684
0.110%, 06/05/12 (D)	3,180	3,180
FICO STRIPS
9.800%, 04/06/18	850	1,232
9.700%, 04/05/19	1,050	1,556
8.600%, 09/26/19	2,490	3,581
3.448%, 02/08/18 to 09/26/19 (D)	11,780	10,351
2.598%, 12/27/15 (D) (G)	1,745	1,672
1.847%, 02/08/13 (D) (G)	2,225	2,212
FNMA
6.250%, 05/15/29	2,110	2,864
5.250%, 08/01/12	1,860	1,890
4.557%, 10/09/19 (D)	3,580	2,769

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tennessee Valley Authority
5.250%, 09/15/39	$880	$1,055
4.625%, 09/15/60	1,370	1,495
3.875%, 02/15/21	1,510	1,686

Total U.S. Government Agency Obligations (Cost $35,476) ($ Thousands)		39,209

MUNICIPAL BONDS — 1.3%
American Municipal Power, Ser E, RB
6.270%, 02/15/50	100	110
Brazos Higher Education Authority, Ser 2006-2, RB
1.746%, 06/25/42 (A)	1,250	1,049
County of Clark Nevada, Ser C, RB
6.820%, 07/01/45	570	752
Florida Educational Loan Marketing, Sub-Ser B, AMT, RB Callable 05/01/12 @ 100
0.555%, 12/01/36 (A)	2,350	1,763
Los Angeles, Community College District, GO
6.750%, 08/01/49	545	708
Los Angeles, Department of Water & Power, RB
6.574%, 07/01/45	840	1,125
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/57	320	354
6.637%, 04/01/57	560	623
New Jersey, State Turnpike Authority, RB
7.102%, 01/01/41	685	937
North Texas, Tollway Authority, RB
6.718%, 01/01/49	613	788
Ohio State University, Ser A, RB
4.800%, 06/01/11	215	221
Pennsylvania, Higher Education Assistance Agency, Sub-Ser, RB
13.272%, 05/01/46 (A)	4,700	4,348
Santa Clara, Valley Transportation Authority, RB
5.876%, 04/01/32	690	834
State of California, GO
7.600%, 11/01/40	610	799
7.550%, 04/01/39	1,110	1,440
7.300%, 10/01/39	2,735	3,424
6.650%, 03/01/22	265	318
State of Illinois, GO
5.877%, 03/01/19	1,005	1,105
5.665%, 03/01/18	2,980	3,250
5.365%, 03/01/17	350	381
5.100%, 06/01/33	2,725	2,569

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands) (1)		Market Value ($ Thousands)

University of California, Ser AD, RB
4.858%, 05/15/12		$630	$617

Total Municipal Bonds (Cost $24,563) ($ Thousands)			27,515

SOVEREIGN DEBT — 0.8%
Japan Finance Organization for Municipalities
4.000%, 01/13/21		1,800	1,996
Malaysia Government Bond
4.262%, 09/15/16	MYR	9,750	3,302
Mexican Bonos
8.000%, 06/11/20	MXP	71,870	6,327
Mexico Government International Bond MTN
5.750%, 10/12/10		544	559
4.750%, 03/08/44		682	668
Poland Government International Bond
5.000%, 03/23/22		378	399
Province of Quebec Canada
2.750%, 08/25/21		550	552
Qatar Government International Bond (B)
5.750%, 01/20/42		270	292
3.125%, 01/20/17		565	576
Russian Foreign Bond - Eurobond
4.500%, 04/04/22 (B)		800	798
United Mexican States MTN
6.050%, 01/11/40 (C)		248	299
United Mexican States, Ser A MTN
7.500%, 04/08/33		176	245
6.750%, 09/27/34		748	961

Total Sovereign Debt (Cost $16,468) ($ Thousands)			16,974

LOAN PARTICIPATIONS — 0.6%
Allison Transmission
2.750%, 08/07/14		890	883
Aramark
2.454%, 01/26/14		121	120
0.145%, 01/26/14		18	17
Aramark LOC
2.454%, 01/26/14		12	12
Aramark, Term Loan B
3.829%, 07/26/16		267	266
Charter Communications, Term C Loan
3.830%, 09/06/16		1,283	1,275
DAE Aviation, Tranche B-1
5.560%, 07/31/14		287	283
DAE Aviation, Tranche B-2
5.560%, 09/27/14		275	271
First Data
4.242%, 03/24/18		1,515	1,379
First Data, Term Loan B-2
2.995%, 09/24/14		1,837	1,768

Description	Face Amount ($ Thousands)/Shares/Contracts	Market Value ($ Thousands)

Harrah’s Operating, Term Loan B-2
3.244%, 01/28/15	$363	$345
Las Vegas Sands, Delayed Draw
2.750%, 05/17/14	233	229
Las Vegas Sands, Term B Loan
2.750%, 05/17/14	1,027	1,010
Sungard Data Systems
4.148%, 02/28/16	238	238
4.001%, 02/28/16	119	119
Sunguard
5.875%, 02/28/16	410	410
3.985%, 02/28/16	51	51
Texas Competitive Electric Holdings, Extending Term Loan
4.743%, 10/10/17	1,860	1,032
Univision Communications
4.494%, 09/29/14	2,185	2,150
UPC Financing Partnership
3.795%, 12/30/16	85	85

Total Loan Participations (Cost $12,893) ($ Thousands)		11,943

PREFERRED STOCK — 0.1%
Citigroup Capital XII, 8.50% (A)	22	562
Citigroup Capital XIII, 7.88% (A)	22	602

Total Preferred Stock (Cost $1,126) ($ Thousands)		1,164

PURCHASED OPTIONS — 0.0%
CDX.NA.HY.17 Future Put, Expires 06/16/12
Strike Price $94*	11,181,800	242
December 2012 2 Year Midcurve Option, Expires 12/22/12
Strike Price $99*	260	203
December 2012 IMM Euro Future Put, Expires 12/22/12
Strike Price $99*	100	8

Total Purchased Options (Cost $636) ($ Thousands)		453

	Number of Warrants

WARRANTS — 0.0%
SemGroup Warrants, Expires 2014*	1,362	10

Total Warrants (Cost $—) ($ Thousands)		10

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 14.3%
U.S. Treasury Bills
0.054%, 04/26/12 (D) (H)	$505	$505
U.S. Treasury Bonds
7.625%, 02/15/25	2,950	4,589
4.500%, 02/15/36	3,918	4,782
4.375%, 05/15/40	1,280	1,538
4.375%, 05/15/41 (C)	18,705	22,487
4.250%, 11/15/40	1,638	1,929
3.750%, 08/15/41	22,510	24,336
3.153%, 02/15/27 (D)	5,365	3,395
3.125%, 11/15/41 (C)	45,136	43,295
3.125%, 02/15/42	11,514	11,037
2.625%, 12/31/14	694	734
U.S. Treasury Inflation Protected Security
3.875%, 04/15/29	593	913
2.375%, 01/15/25	938	1,193
2.125%, 02/15/41 (C)	2,691	3,549
2.000%, 04/15/12	4,345	4,355
1.750%, 01/15/28	292	348
U.S. Treasury Notes
5.125%, 05/15/16	4,106	4,822
4.500%, 02/15/16	2,903	3,318
3.500%, 05/15/20	1,504	1,692
3.375%, 11/15/19	2,722	3,039
3.250%, 03/31/17	32,660	32,864
2.375%, 02/28/15	5,418	5,706
2.125%, 08/15/21	1,271	1,270
2.000%, 11/15/21 (C)	35,520	34,973
2.000%, 02/15/22 (C)	17,897	17,553
1.875%, 02/28/14	2,100	2,161
1.500%, 07/15/12	9,975	10,014
1.500%, 03/31/19	9,265	9,195
1.375%, 09/15/12	1,750	1,760
1.375%, 02/28/19 (C)	8,771	8,646
1.000%, 08/31/16	5,482	5,506
1.000%, 09/30/16	1,040	1,044
1.000%, 10/31/16	3,102	3,110
0.875%, 12/31/16	402	400
0.875%, 01/31/17 (C)	9,685	9,625
0.875%, 02/28/17 (C)	9,563	9,496
0.375%, 03/15/15	6,908	6,882
0.250%, 03/31/14	921	919
0.250%, 02/15/15	171	170

Total U.S. Treasury Obligations (Cost $300,587) ($ Thousands)		303,150

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P.
0.180%**† (I)	68,291,339	64,714

Total Affiliated Partnership (Cost $68,291) ($ Thousands)		64,714

Description	Shares/Contracts	Market Value ($ Thousands)

CASH EQUIVALENT — 6.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**†	146,169,075	$146,169

Total Cash Equivalent (Cost $146,169) ($ Thousands)		146,169

Total Investments — 110.7%
(Cost $2,316,308) ($ Thousands)		$2,348,080

WRITTEN OPTIONS — 0.0%
CDX.NA.HY.17 Future Put, Expires 06/16/12, Strike Price $94*	(22,363,600)	$(161)
December 2012 2 Year Midcurve Option, Expires 12/22/12, Strike Price $98*	(260)	(101)
September 2012 IMM Euro Future Put, Expires 09/22/12, Strike Price $99*	(100)	(3)
June 2012 10 Year U.S. Treasury Note, Expires 05/19/12, Strike Price $128*	(76)	(46)
November 2020 U.S. CPI Consumers NSA Call, Expires: 11/21/20 Strike Price Inflation: 0.00%,*	(3,990,000)	(10)

Total Written Options (Premiums Received $(657) ($ Thousands)		$(321)

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bond Index	48	Jun-2012	$(3)
U.S. 10-Year Treasury Note	(212)	Jun-2012	(48)
U.S. 2-Year Treasury Note	(276)	Jun-2012	41
U.S. 5-Year Treasury Note	(221)	Jun-2012	132
U.S. Long Treasury Bond	(296)	Jun-2012	1,105
U.S. Ultra Long Treasury Bond	146	Jun-2012	(851)

			$376

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
5/16/12	EUR	16,061	USD	20,972	$(417)
5/16/12	USD	6,877	CAD	6,866	(12)

					$(429)

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

A summary of the counterparties for the outstanding forward foreign currency contracts held by the fund at March 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Citigroup	(22,255)	21,948	$(308)
JPMorgan Chase Bank	(6,011)	5,890	(121)

			$(429)

A summary of outstanding swap agreements held by the Fund at March 31, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	2,590	$(1,136)
Barclays Bank PLC	France Government Bond	SELL	0.25	09/20/16	(6,125)	(25)
Credit Suisse	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/49	3,055	(1,301)
Deutsche Bank	Metlife, Inc.	SELL	1.00	06/20/18	(1,590)	(48)

						$(2,510)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	2.92%	3MLIBOR (PAYMENT AT MATURITY)	02/16/27	3 ,260	$(39)
Deutsche Bank	IOS.FN30.450.10 INDEX	PAY: 1 Month USD LIBOR	01/12/41	3,256	64
Morgan Stanley	2.83%	3-Month LIBOR	02/18/42	3 ,670	156
Morgan Stanley	IOS.FN30.500.10 INDEX	PAY: 1 Month USD LIBOR	01/12/41	2,418	41
Morgan Stanley	2.06%	3-Month LIBOR	01/30/22	22,270	352

					$574

Percentages are based on a Net Assets of $2,121,131 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2012. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total value of securities on loan at March 31, 2012 was $66,329 ($ Thousands).

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security in default on interest payments.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2012. The coupon on a step bond changes on a specified date.

(G)	The rate reported is the effective yield at time of purchase.

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(I)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2012 was $64,714 ($ Thousands)

ABS — Asset-Backed Security

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

LLC — Limited Liability Company

LOC — Line of Credit

L.P. — Limited Partnership

LIBOR — London Inter Bank Offered Rate

MTN — Medium Term Note

NCUA — National Credit Union Administration

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

March 31, 2012

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$952,413	$—	$952,413
Corporate Obligations	—	602,180	3	602,183
Asset-Backed Securities	—	182,183	—	182,183
U.S. Government Agency Obligations	—	39,209	—	39,209
Municipal Bonds	—	27,515	—	27,515
Sovereign Debt	—	16,974	—	16,974
Loan Participations	—	11,943	—	11,943
Preferred Stock	1,164	—	—	1,164
Purchased Options	211	242	—	453
Warrant	—	10	—	10
U.S. Treasury Obligations	—	303,150	—	303,150
Cash Equivalent	146,169	—	—	146,169
Affiliated Partnership	—	64,714	—	64,714

Total Investments in Securities	$147,544	$2,200,533	$3	$2,348,080

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$376	$—	$—	$376
Written Options	(150)	(171)	—	(321)
Forwards*	—	(429)	—	(429)
Credit Default Swaps*	—	(2,510)	—	(2,510)
Interest Rate Swaps*	—	574	—	574

Total Other Financial Instruments	$226	$(2,536)	$—	$(2,310)

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument.

Investments in Corporate Obligations
Beginning balance as of October 1, 2011	$3
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of March 31, 2012	$3

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

During the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 38.6%

Agency Mortgage-Backed Obligations — 30.9%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$199	$200
FHLMC
11.000%, 02/17/21	333	370
10.000%, 03/17/26 to 10/01/30	1,163	1,376
7.500%, 01/01/32 to 09/01/38	1,341	1,598
6.500%, 10/01/31 to 09/01/38	2,244	2,532
6.000%, 08/01/15 to 10/01/38	5,770	6,372
5.500%, 08/23/17 to 10/01/39	9,453	10,359
5.000%, 09/01/33 to 08/01/41	11,206	12,287
4.500%, 04/01/35 to 10/01/41	7,443	8,014
4.000%, 11/01/31 to 10/01/41	9,188	9,714
3.500%, 01/01/32 to 04/01/32	1,016	1,061
FHLMC ARM (A)
6.479%, 10/01/37	217	240
6.385%, 02/01/37	254	275
6.138%, 06/01/37	45	49
6.012%, 04/01/37	94	103
6.006%, 11/01/36	169	179
6.002%, 10/01/37	103	110
5.996%, 10/01/37	140	151
5.992%, 04/01/37	173	183
5.985%, 06/01/38	446	482
5.968%, 01/01/37	734	794
5.963%, 07/01/37	325	352
5.941%, 03/01/37	16	18
5.928%, 06/01/36	156	169
5.831%, 11/01/37	—	—
5.776%, 07/01/38	217	235
5.717%, 05/01/37	607	637
5.707%, 05/01/37	350	369
5.690%, 03/01/36	96	104
5.681%, 03/01/36	100	109
5.621%, 04/01/37	68	73

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.610%, 06/01/37	$282	$305
5.594%, 08/01/39	329	356
5.590%, 10/01/38	87	94
5.135%, 03/01/37	359	381
5.055%, 07/01/36	283	303
4.989%, 01/01/35	232	247
4.916%, 02/01/36	635	680
4.617%, 05/01/38	242	258
4.456%, 05/01/37	424	451
3.295%, 03/01/36	924	992
2.885%, 11/01/36	50	54
2.499%, 11/01/36	536	573
2.470%, 12/01/36	536	574
2.415%, 12/01/36	365	391
2.328%, 10/01/36	7	8
2.117%, 10/01/36	317	335
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/23	1,149	1,204
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	509	581
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	504	579
FHLMC CMO, Ser 2002-48, Cl 1A
6.289%, 07/25/33 (A)	8	9
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	89	102
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	120	137
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	124	142
FHLMC CMO, Ser 2005-2945, Cl SA
11.859%, 03/15/20 (A)	86	98
FHLMC CMO, Ser 2005-2967, PO
3.417%, 04/15/20	212	207
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	206	230
FHLMC CMO, Ser 2005-3077, Cl TO, PO
1.427%, 04/15/35	244	229
FHLMC CMO, Ser 2006-3117, PO
2.760%, 02/15/36	238	217
FHLMC CMO, Ser 2006-3153, Cl EO, PO
2.902%, 05/15/36	187	167
FHLMC CMO, Ser 2006-3200, PO
4.280%, 08/15/36	265	250
FHLMC CMO, Ser 2007-3316, PO
3.160%, 05/15/37	72	65
FHLMC CMO, Ser 2007-3316, Cl GD
5.500%, 06/15/35	750	803
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/27	400	458
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.758%, 11/15/37 (A)	307	38
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/38	341	376

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	67

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.808%, 05/15/38 (A)	$373	$46
FHLMC CMO, Ser 2008-3455, Cl AC
5.000%, 06/15/38	390	420
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	250	283
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	116	120
FHLMC CMO, Ser 2009-3510, Cl OD, PO
1.486%, 02/15/37	219	203
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/39	1,192	1,335
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	257	268
FHLMC CMO, Ser 2009-3604, Cl PO, PO
2.838%, 05/15/36	407	363
FHLMC CMO, Ser 2009-3607, Cl TO, PO
2.671%, 10/15/39	218	194
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/39	1,894	2,069
FHLMC CMO, Ser 2010-3621, PO
1.170%, 01/15/40	145	137
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/39	693	756
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	1,924	2,007
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	798	945
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	394	72
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	528	39
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/37	752	93
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	893	75
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	731	98
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	455	56
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	662	76
FHLMC CMO, Ser 2011-3804, Cl FN
0.692%, 03/15/39 (A)	1,228	1,228
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/36	1,062	1,236
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/41 (A)	194	203
FHLMC CMO, Ser 2011-3925, Cl FL
0.692%, 01/15/41 (A)	976	974
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/41	979	1,035
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/28	192	219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	$370	$383
FHLMC CMO, Ser 239, Cl S30, IO
7.458%, 08/15/36 (A)	716	109
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	441	505
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	322	360
FHLMC CMO, Ser 2587, Cl CO, PO
1.223%, 03/15/32	89	88
FHLMC CMO, Ser 2591, Cl QO
4.500%, 03/15/18	269	286
FHLMC CMO, Ser 2631, Cl SA
14.407%, 06/15/33 (A)	179	213
FHLMC CMO, Ser 2695, Cl OB, PO
43.643%, 10/15/33	36	31
FHLMC CMO, Ser 2695, Cl SX
15.967%, 10/15/33 (A)	36	40
FHLMC CMO, Ser 2698, Cl SV
8.637%, 11/15/33 (A)	10	10
FHLMC CMO, Ser 2725, Cl SC
8.709%, 11/15/33 (A)	55	59
FHLMC CMO, Ser 2812, Cl NO, PO
19.087%, 10/15/33	42	39
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	1,007	1,126
FHLMC CMO, Ser 2903, Cl UZ
5.500%, 07/15/31	4	4
FHLMC CMO, Ser 2950, Cl JO, PO
0.803%, 03/15/20	125	122
FHLMC CMO, Ser 2990, Cl LK
0.612%, 10/15/34 (A)	405	404
FHLMC CMO, Ser 3001, Cl HP
21.033%, 05/15/35 (A)	116	175
FHLMC CMO, Ser 3006, Cl QS
19.495%, 07/15/35 (A)	282	403
FHLMC CMO, Ser 3012, Cl GK
23.662%, 06/15/35 (A)	133	214
FHLMC CMO, Ser 3137, Cl XP
6.000%, 04/15/36	213	241
FHLMC CMO, Ser 3217, Cl CX, IO
6.348%, 09/15/36 (A)	707	111
FHLMC CMO, Ser 3225, Cl EO, PO
1.894%, 10/15/36	338	307
FHLMC CMO, Ser 3262, Cl SG, IO
6.158%, 01/15/37 (A)	692	93
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/23	300	331
FHLMC CMO, Ser 3373, Cl TO, PO
1.473%, 04/15/37	98	92
FHLMC CMO, Ser 3383, Cl SA, IO
6.208%, 11/15/37 (A)	772	112
FHLMC CMO, Ser 3422, Cl SE
16.846%, 02/15/38 (A)	69	94

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/37	$324	$37
FHLMC CMO, Ser 3607, Cl BO, PO
2.038%, 04/15/36	100	90
FHLMC CMO, Ser 3611, Cl PO, PO
1.642%, 07/15/34	149	138
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	2,357	2,460
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	578	601
FHLMC CMO, Ser 3632, Cl BS
16.694%, 02/15/40 (A)	100	154
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/32	746	92
FHLMC CMO, Ser 6960, Cl SJ
8.787%, 10/15/33 (A)	156	152
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	828	990
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/43 (A)	204	231
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	137	154
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	444	517
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/43	575	657
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	648	762
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	216	255
FHLMC CMO, Ser T-76, Cl 2A
4.746%, 10/25/37 (A)	320	327
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	371	412
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K014, Cl A2
3.871%, 04/25/21	484	523
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	342	383
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	354	413
FHLMC TBA
4.000%, 05/15/41	1,500	1,565
3.500%, 04/15/42	4,280	4,385
3.000%, 06/15/27	2,100	2,159
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	388	412

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA
7.500%, 10/01/37 to 04/01/39	$1,035	$1,241
7.000%, 04/01/32 to 01/01/39	600	690
6.500%, 05/01/27 to 10/01/38	2,266	2,576
6.000%, 10/01/19 to 10/01/38	17,068	18,966
5.500%, 02/01/21 to 08/01/40	6,133	6,721
5.000%, 01/01/20 to 09/01/41	31,062	33,898
4.640%, 01/01/21	494	553
4.540%, 01/01/20	487	543
4.530%, 12/01/19	490	547
4.500%, 08/01/21 to 12/01/41	9,422	10,162
4.390%, 05/01/21	250	277
4.380%, 01/01/21 to 04/01/21	1,486	1,647
4.369%, 02/01/20	490	544
4.360%, 05/01/21	1,000	1,140
4.303%, 07/01/21	1,186	1,316
4.301%, 01/01/21	296	329
4.300%, 04/01/21	250	276
4.291%, 06/01/21	497	552
4.250%, 04/01/21	750	825
4.240%, 06/01/21	1,000	1,101
4.130%, 08/01/21	993	1,086
4.066%, 07/01/20	400	432
4.060%, 07/01/21	1,000	1,089
4.000%, 01/01/32 to 04/01/32	979	1,040
3.738%, 06/01/18	895	972
3.632%, 12/01/20	1,251	1,339
3.590%, 12/01/20	490	522
3.505%, 09/01/20	977	1,037
3.500%, 01/01/26 to 11/01/41	6,549	6,887
3.430%, 10/01/20	982	1,037
3.290%, 10/01/20	350	369
3.230%, 11/01/20	350	366
2.970%, 11/01/18	489	511
2.690%, 10/01/17	350	365
FNMA ARM (A)
6.320%, 10/01/36	46	50
6.277%, 09/01/37	92	101
6.200%, 08/01/36	108	118
6.124%, 12/01/36	49	53
6.112%, 09/01/37	39	43
6.097%, 11/01/37	73	80
6.057%, 07/01/37	69	75
6.055%, 07/01/37	364	392
6.028%, 01/01/37	58	63
6.026%, 10/01/37	104	113
5.986%, 09/01/37	22	23
5.977%, 04/01/37	82	89
5.957%, 01/01/37	107	116
5.934%, 03/01/37	63	68
5.922%, 04/01/37	113	120
5.881%, 07/01/37	126	136
5.880%, 04/01/36	274	295
5.879%, 09/01/37	58	64

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	69

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.878%, 02/01/37	$64	$69
5.864%, 09/01/37	248	269
5.858%, 10/01/37	38	42
5.852%, 09/01/37	164	178
5.729%, 10/01/37	70	76
5.611%, 01/01/23	193	210
5.500%, 07/01/37	323	345
5.482%, 02/01/39	183	198
5.226%, 11/01/37	398	424
4.337%, 07/01/37	193	204
3.926%, 11/01/36	166	178
3.873%, 11/01/37	241	259
3.220%, 03/01/36	307	326
2.921%, 11/01/36	273	291
2.798%, 12/01/36	496	532
2.651%, 12/01/36	233	249
2.601%, 05/01/36	380	404
2.572%, 06/01/36	512	548
2.570%, 09/01/36	96	103
2.373%, 09/01/36	348	372
2.192%, 02/01/37	506	534
1.912%, 09/01/36	253	267
1.006%, 01/01/19	200	201
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	1,047	167
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	322	354
FNMA CMO, Ser 2000-18, Cl EC, PO
2.233%, 10/25/23	115	105
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	202	229
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	91	105
FNMA CMO, Ser 2002-81, Cl JO, PO
1.611%, 04/25/32	72	71
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	380	434
FNMA CMO, Ser 2003-131, Cl SK
15.716%, 01/25/34 (A)	187	230
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/23	1,000	1,143
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/32	217	222
FNMA CMO, Ser 2003-35, Cl EA, PO
4.619%, 05/25/33	119	98
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/31	338	347
FNMA CMO, Ser 2004-46, Cl EP, PO
1.433%, 03/25/34	181	171
FNMA CMO, Ser 2004-52, Cl PX, PO
2.608%, 09/25/32	103	99
FNMA CMO, Ser 2004-61, Cl BO, PO
2.090%, 10/25/32	105	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-61, Cl CO, PO
1.322%, 10/25/31	$29	$29
FNMA CMO, Ser 2004-89, Cl SM
17.210%, 09/25/24 (A)	568	773
FNMA CMO, Ser 2005-106, Cl US
23.680%, 11/25/35 (A)	762	1,227
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	1,518	1,659
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	473	494
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/35	166	183
FNMA CMO, Ser 2005-72, Cl SB
16.271%, 08/25/35 (A)	231	305
FNMA CMO, Ser 2005-90, Cl ES
16.271%, 10/25/35 (A)	180	252
FNMA CMO, Ser 2006-117, Cl GS, IO
6.408%, 12/25/36 (A)	233	35
FNMA CMO, Ser 2006-118, Cl A2
0.348%, 12/25/36 (A)	217	206
FNMA CMO, Ser 2006-15, Cl OP, PO
2.496%, 03/25/36	132	117
FNMA CMO, Ser 2006-27, Cl OH, PO
2.452%, 04/25/36	144	132
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	272	278
FNMA CMO, Ser 2006-56, Cl FC
0.532%, 07/25/36 (A)	298	297
FNMA CMO, Ser 2006-59, Cl CO, PO
2.482%, 08/25/35	1	1
FNMA CMO, Ser 2006-59, Cl QO, PO
1.764%, 01/25/33	108	99
FNMA CMO, Ser 2006-60, Cl DO, PO
3.834%, 04/25/35	137	125
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	581	683
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	144	168
FNMA CMO, Ser 2007-100, Cl SM, IO
6.208%, 10/25/37 (A)	570	83
FNMA CMO, Ser 2007-101, Cl A2
0.492%, 06/27/36 (A)	202	200
FNMA CMO, Ser 2007-112, Cl SA, IO
6.208%, 12/25/37 (A)	484	75
FNMA CMO, Ser 2007-114, Cl A6
0.442%, 10/27/37 (A)	200	199
FNMA CMO, Ser 2007-116, Cl HI, IO
6.174%, 01/25/38 (A)	307	19
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	1,000	1,139
FNMA CMO, Ser 2007-27, Cl MA
5.500%, 11/25/29	12	12
FNMA CMO, Ser 2007-29, Cl SG
21.861%, 04/25/37 (A)	75	118

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-54, Cl FA
0.642%, 06/25/37 (A)	$317	$316
FNMA CMO, Ser 2007-65, Cl KI, IO
6.378%, 07/25/37 (A)	488	72
FNMA CMO, Ser 2007-72, Cl EK, IO
6.158%, 07/25/37 (A)	523	78
FNMA CMO, Ser 2007-75, Cl EO, PO
4.169%, 01/25/36	200	187
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/36	1,000	1,143
FNMA CMO, Ser 2007-83, Cl PC
6.000%, 10/25/33	973	992
FNMA CMO, Ser 2007-85, Cl SG
15.646%, 09/25/37 (A)	133	182
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	748	6
FNMA CMO, Ser 2008-4, Cl SD, IO
5.758%, 02/25/38 (A)	936	135
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	250	286
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39 (A)	321	343
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	645	718
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	383	406
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/39	1,934	2,115
FNMA CMO, Ser 2009-30, Cl AG
6.500%, 05/25/39	2,052	2,292
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	661	727
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	467	70
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	719	748
FNMA CMO, Ser 2009-70, Cl CO, PO
3.340%, 01/25/37	345	305
FNMA CMO, Ser 2009-84, Cl WS, IO
5.658%, 10/25/39 (A)	379	47
FNMA CMO, Ser 2009-86, Cl BO, PO
4.056%, 03/25/37	2,328	2,216
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	247	36
FNMA CMO, Ser 2009-86, Cl OT, PO
2.469%, 10/25/37	286	259
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	1,072	55
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	232	246
FNMA CMO, Ser 2009-99, Cl SC, IO
5.938%, 12/25/39 (A)	399	52
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/39 (A)	376	420

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	$691	$754
FNMA CMO, Ser 2010-1, Cl WA
6.149%, 02/25/40 (A)	165	189
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40 (A)	180	207
FNMA CMO, Ser 2010-23, Cl KS, IO
6.858%, 02/25/40 (A)	638	94
FNMA CMO, Ser 2010-35, Cl SB, IO
6.178%, 04/25/40 (A)	475	59
FNMA CMO, Ser 2010-39, Cl OT, PO
2.954%, 10/25/35	146	130
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/38	500	544
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	365	398
FNMA CMO, Ser 2010-68, Cl SA, IO
4.758%, 07/25/40 (A)	1,316	162
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	228	250
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	1,049	1,144
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/41	919	1,126
FNMA CMO, Ser 2011-39, Cl ZA
6.000%, 11/25/32	1,351	1,524
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/41	542	572
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/41	3,612	3,763
FNMA CMO, Ser 2011-78, Cl D
4.000%, 08/25/41	168	175
FNMA CMO, Ser 2012-14, Cl FG
0.642%, 07/25/40 (A)	994	992
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/42	762	864
FNMA CMO, Ser 2012-30, Cl NB
6.500%, 04/25/42	809	903
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/41	611	704
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	376	435
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/31	393	455
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	432	486
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	407	469

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	71

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Interest CMO, Ser 1998-300, PO
2.209%, 09/01/24	$177	$163
FNMA TBA
6.000%, 06/01/37	6,300	6,922
5.000%, 04/30/37	2,200	2,376
4.500%, 04/14/33 to 05/01/38	1,800	1,914
3.500%, 04/01/41 to 04/25/42	16,805	17,226
3.000%, 05/25/26 to 06/25/27	13,590	14,030
2.500%, 05/01/17 to 04/25/27	1,800	1,823
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.858%, 06/25/42 (A)	519	72
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.084%, 12/25/42 (A)	284	330
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/43	252	273
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/33	81	93
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	272	313
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	509	591
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	666	761
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.462%, 03/25/45 (A)	684	679
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	339	397
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.462%, 02/25/36 (A)	297	295
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.502%, 11/25/46 (A)	426	423
GNMA
7.500%, 10/15/37	247	290
7.000%, 09/15/31	102	120
6.500%, 12/15/35	1,060	1,215
6.000%, 09/20/38 to 01/15/40	1,956	2,206
3.500%, 02/20/41 to 03/20/41	466	479
GNMA ARM (A)
3.500%, 05/20/41 to 10/20/41	1,223	1,293
3.000%, 08/20/41 to 01/20/42	1,794	1,880
2.500%, 02/20/34 (B)	582	607
GNMA CMO, Ser 1999-47, Cl Z
7.500%, 12/20/29	514	594

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	$851	$993
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	159	176
GNMA CMO, Ser 2003-97, Cl SA, IO
6.308%, 11/16/33 (A)	560	105
GNMA CMO, Ser 2004-11, Cl SX
16.799%, 02/20/34 (A)	37	58
GNMA CMO, Ser 2004-28, Cl SV
8.758%, 04/20/34 (A)	380	433
GNMA CMO, Ser 2004-34, Cl JO, PO
1.312%, 02/20/34	121	119
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	166	178
GNMA CMO, Ser 2004-85, Cl PO, PO
1.298%, 01/17/33	46	45
GNMA CMO, Ser 2004-87, Cl SB
7.394%, 03/17/33 (A)	258	274
GNMA CMO, Ser 2005-28, PO
3.288%, 02/17/33	400	341
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	400	479
GNMA CMO, Ser 2006-34, Cl PO, PO
2.026%, 07/20/36	85	77
GNMA CMO, Ser 2006-38, Cl SG, IO
6.408%, 09/20/33 (A)	499	46
GNMA CMO, Ser 2007-17, Cl AF
0.442%, 04/16/37 (A)	487	485
GNMA CMO, Ser 2007-26, Cl SW, IO
5.958%, 05/20/37 (A)	763	122
GNMA CMO, Ser 2007-27, Cl SD, IO
5.958%, 05/20/37 (A)	452	72
GNMA CMO, Ser 2007-72, Cl US, IO
6.308%, 11/20/37 (A)	285	44
GNMA CMO, Ser 2007-78, Cl SA, IO
6.288%, 12/16/37 (A)	2,732	508
GNMA CMO, Ser 2007-82, Cl SA, IO
6.288%, 12/20/37 (A)	385	59
GNMA CMO, Ser 2007-9, Cl CI, IO
5.958%, 03/20/37 (A)	604	82
GNMA CMO, Ser 2008-1, PO
0.000%, 01/20/38	165	147
GNMA CMO, Ser 2008-10, Cl S, IO
5.588%, 02/20/38 (A)	601	90
GNMA CMO, Ser 2008-29, Cl PO, PO
2.886%, 02/17/33	125	111
GNMA CMO, Ser 2008-33, Cl XS, IO
7.458%, 04/16/38 (A)	291	48
GNMA CMO, Ser 2008-55, Cl SA, IO
5.958%, 06/20/38 (A)	684	108
GNMA CMO, Ser 2009-106, Cl AS, IO
6.158%, 11/16/39 (A)	640	97
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	372	77

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-24, Cl DS, IO
6.058%, 03/20/39 (A)	$985	$139
GNMA CMO, Ser 2009-25, Cl SE, IO
7.358%, 09/20/38 (A)	480	72
GNMA CMO, Ser 2009-43, Cl SA, IO
5.708%, 06/20/39 (A)	557	78
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,606	1,784
GNMA CMO, Ser 2009-6, Cl SH, IO
5.798%, 02/20/39 (A)	465	73
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	226	39
GNMA CMO, Ser 2009-65, Cl TS, IO
6.158%, 12/20/38 (A)	903	124
GNMA CMO, Ser 2009-66, Cl XS, IO
6.558%, 07/16/39 (A)	5,277	764
GNMA CMO, Ser 2009-67, Cl SA, IO
5.808%, 08/16/39 (A)	382	53
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/39	500	580
GNMA CMO, Ser 2009-79, Cl OK, PO
2.991%, 11/16/37	490	422
GNMA CMO, Ser 2009-83, Cl TS, IO
5.858%, 08/20/39 (A)	680	105
GNMA CMO, Ser 2010-107, Cl GX
4.500%, 04/20/39	293	324
GNMA CMO, Ser 2010-14, Cl CO, PO
2.909%, 08/20/35	125	98
GNMA CMO, Ser 2010-157, Cl OP, PO
2.766%, 12/20/40	469	393
GNMA CMO, Ser 2010-4, Cl NS, IO
6.148%, 01/16/40 (A)	6,069	966
GNMA CMO, Ser 2010-47, Cl PX, IO
6.458%, 06/20/37 (A)	964	153
GNMA CMO, Ser 2011-137, Cl WA
5.543%, 07/20/40 (A)	949	1,047
GNMA TBA
3.500%, 06/15/41	200	207
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	443	459

		332,267

Non-Agency Mortgage-Backed Obligations — 7.7%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.531%, 02/02/37 (A) (C)	236	228
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (A) (C)	325	329
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (A) (C)	200	204

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (A) (C)	$300	$308
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/58 (A) (C)	162	167
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/58 (A) (C)	190	199
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.240%, 02/25/45 (A)	1,139	925
Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (C)	463	489
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.196%, 05/24/36 (A) (C)	196	194
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.196%, 05/24/36 (A) (C)	100	97
ASG Resecuritization Trust, Ser 2009-3, Cl A65
4.839%, 03/26/37 (A) (C)	783	771
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.519%, 10/28/36 (A) (C)	101	100
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	165	171
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	378	393
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	149	152
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	174	178
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	85	87
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	126	126
Banc of America Commercial Mortgage
5.732%, 05/10/45 (A)	542	616
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	12	12
Banc of America Funding, Ser 2004-C, Cl 1A1
5.040%, 12/20/34 (A)	75	74

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	73

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2006-G, Cl 2A3
0.412%, 07/20/36 (A)	$1,050	$1,022
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/37 (C)	303	315
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/35 (A) (C)	201	211
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	111	112
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	18	18
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/35	145	146
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	61	63
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (A)	365	399
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/43	100	109
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	300	312
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	100	111
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	215	241
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	225	254
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	303	336

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	$318	$351
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-1, Cl A2
5.381%, 01/15/49	41	41
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.792%, 05/25/18 (A)	107	102
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.692%, 08/25/18 (A)	46	44
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	200	204
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	79	81
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	112	115
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (C)	531	559
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (C)	189	190
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (A) (C)	35	35
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/37 (A) (C)	145	151
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.215%, 04/26/37 (A) (C)	329	327
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (A) (C)	77	76
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.010%, 04/26/35 (A) (C)	100	98
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
4.624%, 07/26/45 (A) (C)	270	256
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.044%, 01/26/36 (A) (C)	147	139
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.882%, 02/26/47 (A) (C)	64	60
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/36 (A) (C)	204	209
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/37 (A) (C)	195	190
BCAP LLC Trust, Ser 2011-RR5
0.394%, 05/28/36 (A) (C)	250	221

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.829%, 07/26/36 (A) (C)	$205	$194
BCAP Trust, Ser 2011-RR10, Cl 2A1
0.189%, 09/26/37 (A) (C)	475	416
BCAP Trust, Ser 2012-RR2, Cl 1A1
0.412%, 08/26/36 (A) (C)	489	453
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.037%, 05/25/34 (A)	108	109
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.220%, 08/25/35 (A)	185	178
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	46	46
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	14	14
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	74	74
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, IO
0.239%, 06/11/41 (A) (C)	2,580	34
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.145%, 10/12/42 (A)	795	885
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.459%, 03/11/39 (A)	100	112
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A2
3.061%, 12/15/47	336	349
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/47	290	301
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
5.155%, 10/25/18	69	62
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.692%, 01/25/34 (A)	41	41
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.757%, 02/25/37 (A)	139	138
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.770%, 02/25/37 (A)	63	61
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.783%, 07/25/37 (A)	165	148

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.769%, 07/25/37 (A)	$171	$174
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (A)	120	125
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.698%, 12/10/49 (A)	485	553
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	122	121
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.075%, 11/25/38 (A) (C)	244	243
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.616%, 02/25/35 (A) (C)	107	107
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/36 (C)	1,306	1,341
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/36 (C)	636	657
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.321%, 02/25/47 (A) (C)	147	145
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.440%, 02/25/46 (A) (C)	160	147
Citigroup, Ser 2005-CD1, Cl AM
5.226%, 07/15/44 (A)	287	308
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.080%, 01/15/46 (A) (C)	15,929	38
Citigroup/Deutsch Bank Commercial Mortgage Trust, Ser 2007-CD4, IO
0.188%, 12/11/49 (A) (C)	13,264	129
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	167	174
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	1	1
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	393	394
Commercial Mortgage Pass-Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/44	560	565
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	61	61

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	75

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	$306	$302
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	539	551
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.461%, 08/25/18 (A)	44	45
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	144	147
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	85	86
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	21	21
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	385	397
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	130	139
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	160	164
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.676%, 10/25/33 (A)	1,118	1,029
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (A)	221	229
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	345	356
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	378	403
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	188	199
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.663%, 03/15/39 (A)	215	236
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
5.815%, 06/15/38 (A)	575	649
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	985	1,085
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (C)	28	28

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (C)	$130	$130
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.241%, 06/28/47 (A) (C)	100	99
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.689%, 09/26/46 (A) (C)	161	160
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (A) (C)	52	51
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (A) (C)	100	92
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.852%, 07/28/36 (A) (C)	163	153
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.494%, 08/28/47 (A) (C)	451	443
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.244%, 03/27/46 (A) (C)	508	505
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/36 (A) (C)	356	350
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	215	236
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/44 (A) (C)	500	552
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.591%, 02/25/20 (A)	101	104
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.406%, 04/26/37 (A) (C)	75	73
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	790	832
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	578	584
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (C)	319	332
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	142	144
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (C)	632	677
GE Capital Commercial Mortgage, Ser 2002-2A, Cl A3
5.349%, 08/11/36	753	758

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	$1	$1
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	53	53
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	179	188
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/45 (A)	291	297
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.030%, 10/19/33 (A)	231	231
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	182	180
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	316	327
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	227	237
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	113	116
Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	409	414
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	52	52
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A) (D)	870	927
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	448	460
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	673	733
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.881%, 07/10/38 (A)	660	748
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	1,385	1,524
GS Mortgage Securities II, Ser 2005-GG4, Cl A4
4.761%, 07/10/39	114	122
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.619%, 11/10/39 (A) (C)	3,233	69

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/44	$1,725	$1,808
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.592%, 09/25/35 (A) (C)	196	154
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.442%, 10/25/33 (A)	461	465
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	226	237
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	—	—
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.742%, 06/25/35 (A)	92	81
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	50	48
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.688%, 10/25/34 (A)	1,530	1,462
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	719	767
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	139	147
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.592%, 05/25/36 (A)	128	118
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.592%, 08/25/36 (A)	168	150
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	134	137
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	158	160
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	46	47
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	15	15
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	38	38
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	512	546

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	77

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1
5.038%, 03/15/46 (A)	$1,005	$1,094
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	131	134
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.076%, 06/12/43 (A)	13,756	93
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	99	103
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	599	656
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.397%, 05/15/47 (A)	150	138
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	825	917
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
5.816%, 06/15/49 (A)	672	737
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	272	305
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	139	159
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	982	1,036
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/32 (C)	133	135
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (C)	672	705
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A3
4.171%, 08/15/46	192	206
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.749%, 07/25/34 (A)	58	57
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.761%, 09/25/34 (A)	73	73
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/35 (A)	15	15
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.747%, 08/25/34 (A)	520	508

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.649%, 11/25/33 (A)	$263	$260
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.762%, 08/25/34 (A)	275	257
JPMorgan Reremic, Ser 2010-4, Cl 7A1
4.271%, 08/26/35 (A) (C)	128	126
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.936%, 07/15/44 (A)	129	138
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	12	12
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	97	100
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	344	355
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	200	223
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.154%, 02/15/41 (A) (C)	8,179	94
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.874%, 06/15/38 (A)	125	142
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	40	42
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	599	679
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (A) (C)	43	42
LVII Resecuritization Trust, Ser 2009-2, Cl A5
3.000%, 09/27/37 (A) (C)	300	299
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.718%, 11/21/34 (A)	182	183
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	167	168
Master Resecuritization Trust, Ser 2005, Cl PO, PO
6.357%, 05/28/35 (C)	98	77
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	563	592

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	$47	$48
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	102	105
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/33	307	323
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.730%, 07/25/33 (A)	58	58
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.214%, 02/25/34 (A)	542	543
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	127	134
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.327%, 01/12/44 (A)	120	118
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.661%, 05/12/39 (A)	150	170
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, IO
0.211%, 12/12/49 (A) (C)	3,098	39
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	810	893
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.990%, 04/25/29 (A)	99	91
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	8	8
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	65	67
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	71	73
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.178%, 11/14/42 (A)	43	44
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	840	922
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	300	332
Morgan Stanley Capital I, Ser 2007-HQ11, IO
0.230%, 02/12/44 (A) (C)	8,837	65

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	$27	$27
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	846	968
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.640%, 06/11/42 (A)	100	115
Morgan Stanley Capital I, Ser 2009-IO, Cl A1
3.000%, 07/17/56 (C)	62	62
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/49	578	611
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/49	314	336
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/45	780	786
Morgan Stanley Capital I, Ser 2012-XA
2.000%, 07/27/49	800	802
0.250%, 07/27/49	130	86
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	14	14
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	306	314
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	111	113
Morgan Stanley Reremic Trust, Ser 2009-IO, PO
0.000%, 07/17/56 (C)	150	132
Morgan Stanley Reremic Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/56 (C)	250	256
Morgan Stanley Reremic Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/43 (C)	122	122
Morgan Stanley Reremic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (C)	250	265
Morgan Stanley Reremic Trust, Ser 2011-IO, Cl A
2.500%, 03/23/51 (C)	637	640
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.312%, 03/15/30 (A)	406	422

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	79

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	$107	$114
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
10.840%, 02/25/34	44	34
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (A) (C)	235	233
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	228	235
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	163	168
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/34	306	275
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	658	665
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/17	84	86
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	124	127
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.587%, 12/25/34 (A)	827	784
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.736%, 09/25/33 (A)	173	168
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	50	51
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (A)	86	88
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/58 (A) (C)	210	213
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/58 (A) (C)	300	300
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.916%, 06/25/34 (A)	104	103
Structured Asset Securities, Ser 2003-16, Cl A3
0.742%, 06/25/33 (A)	117	112
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.617%, 07/25/33 (A)	343	327

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2003-32, Cl 1A1
5.268%, 11/25/33 (A)	$102	$107
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	219	221
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.032%, 12/25/33 (A)	103	104
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	359	350
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.707%, 08/15/39 (A)	1,000	1,079
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	337	339
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	839	965
Vericrest Opportunity Loan Transferee, Ser 2011-NL1A, Cl A1
5.926%, 12/26/50 (A) (C)	92	93
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A1
5.194%, 09/25/51 (A) (C)	129	129
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A2
9.318%, 09/25/51 (A) (C)	112	112
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	15	15
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	117	119
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.441%, 08/25/33 (A)	142	139
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.486%, 08/25/33 (A)	66	65
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.461%, 09/25/33 (A)	232	233
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.449%, 10/25/33 (A)	260	262
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.798%, 06/25/33 (A)	45	50
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	774	796

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	$96	$99
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.549%, 06/25/34 (A)	102	102
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.549%, 06/25/34 (A)	153	151
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	213	222
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/34	494	519
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	245	251
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/37 (A) (C)	173	172
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	219	226
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-C, Cl A6
2.762%, 02/25/33 (A)	165	167
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.420%, 10/25/33 (A)	60	60
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.429%, 11/25/33 (A)	144	147
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	53	54
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.707%, 12/25/34 (A)	244	243
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.707%, 12/25/34 (A)	244	243
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.749%, 12/25/34 (A)	119	120
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.738%, 06/25/34 (A)	438	434
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.694%, 07/25/34 (A)	232	229
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.677%, 09/25/34 (A)	423	423

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.707%, 10/25/34 (A)	$129	$128
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.707%, 10/25/34 (A)	259	257
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	76	78
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.686%, 06/25/35 (A)	230	221
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/44	790	823
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/44 (C)	125	134

		82,944

Total Mortgage-Backed Securities (Cost $397,776) ($ Thousands)		415,211

CORPORATE OBLIGATIONS — 20.3%

Consumer Discretionary — 1.2%
CBS
7.875%, 07/30/30	90	116
5.750%, 04/15/20	25	29
Comcast
7.050%, 03/15/33	90	110
6.500%, 01/15/17	1,275	1,526
Comcast Cable Communications
8.375%, 03/15/13	587	629
Comcast Cable Holdings
10.125%, 04/15/22	45	65
COX Communications
5.450%, 12/15/14	70	78
Cox Enterprises
7.375%, 07/15/27 (C)	50	59
Daimler Finance LLC
6.500%, 11/15/13	80	87
Daimler Finance North America (C)
3.875%, 09/15/21	270	276
2.625%, 09/15/16	150	155
1.875%, 09/15/14 (D)	765	776
DIRECTV Holdings
6.000%, 08/15/40	515	550
5.150%, 03/15/42 (C)	235	229
4.600%, 02/15/21	100	105
3.800%, 03/15/22 (C)	100	99
2.400%, 03/15/17 (C)	440	436
Discovery Communications
4.375%, 06/15/21	53	57

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	81

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ERAC USA Finance
5.625%, 03/15/42 (C)	$97	$93
2.750%, 03/15/17 (C)	16	16
Gap
5.950%, 04/12/21	369	372
Historic TW
9.150%, 02/01/23	200	272
Johnson Controls
5.250%, 12/01/41	120	126
4.250%, 03/01/21	65	69
3.750%, 12/01/21	69	70
Kohl’s
4.000%, 11/01/21	30	31
Lowe’s MTN
7.110%, 05/15/37	110	142
5.125%, 11/15/41	11	12
Macy’s Retail Holdings
7.450%, 07/15/17	35	42
5.125%, 01/15/42	14	14
3.875%, 01/15/22	26	26
NBCUniversal Media
5.950%, 04/01/41	50	58
4.375%, 04/01/21	180	193
2.875%, 04/01/16	112	116
Newell Rubbermaid
4.700%, 08/15/20	47	50
News America
7.300%, 04/30/28	150	168
7.250%, 05/18/18	50	60
6.650%, 11/15/37	25	29
6.150%, 03/01/37	632	706
6.150%, 02/15/41	143	164
Staples
9.750%, 01/15/14	80	91
TCI Communications
8.750%, 08/01/15	210	259
7.125%, 02/15/28	200	247
Thomson Reuters
5.950%, 07/15/13	213	226
4.700%, 10/15/19	75	82
3.950%, 09/30/21	109	114
Time Warner
7.625%, 04/15/31	620	794
5.375%, 10/15/41	272	286
Time Warner Cable
8.250%, 04/01/19	200	256
7.300%, 07/01/38	110	139
6.750%, 07/01/18	800	976
5.875%, 11/15/40	250	269
5.500%, 09/01/41 (D)	519	544
University of Pennsylvania
4.674%, 09/01/12	165	162
Viacom
3.875%, 12/15/21	75	77

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Walt Disney
4.125%, 12/01/41	$130	$127
Wyndham Worldwide
4.250%, 03/01/22	420	412
2.950%, 03/01/17	185	183

		13,455

Consumer Staples — 0.9%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (D)	1,095	1,429
Bunge Finance
8.500%, 06/15/19	120	147
Coca-Cola
1.800%, 09/01/16 (D)	571	583
CVS Caremark
6.125%, 09/15/39	40	47
5.750%, 05/15/41	220	248
CVS Pass-Through Trust
5.926%, 01/10/34 (C)	97	103
Diageo Capital
4.828%, 07/15/20	90	103
Diageo Finance BV
5.500%, 04/01/13	90	94
Kimberly-Clark
2.400%, 03/01/22	12	12
Kraft Foods
6.500%, 02/09/40	665	818
6.125%, 08/23/18	225	271
5.375%, 02/10/20	211	244
Kroger
7.500%, 04/01/31	30	38
5.400%, 07/15/40	14	15
2.200%, 01/15/17	40	41
PepsiCo
7.900%, 11/01/18	11	15
3.000%, 08/25/21	31	31
2.750%, 03/05/22	950	924
2.500%, 05/10/16	355	371
Pernod-Ricard (C)
5.750%, 04/07/21	660	731
5.500%, 01/15/42	255	256
4.450%, 01/15/22	550	558
Philip Morris International
1.625%, 03/20/17	1,165	1,160
SABMiller
5.500%, 08/15/13 (C)	90	95
SABMiller Holdings
3.750%, 01/15/22 (C) (D)	735	748
Wal-Mart Stores
5.625%, 04/15/41	461	558

		9,640

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 1.5%
Anadarko Petroleum (D)
7.625%, 03/15/14	$180	$201
6.375%, 09/15/17	70	83
BG Energy Capital
4.000%, 10/15/21 (C)	870	907
BP Capital Markets
3.875%, 03/10/15	185	198
Canadian Natural Resources
7.200%, 01/15/32	50	65
6.450%, 06/30/33	50	60
Canadian Oil Sands
6.000%, 04/01/42 (C)	295	295
CenterPoint Energy Resources
5.950%, 01/15/14	70	75
ConocoPhillips
6.000%, 01/15/20	100	124
DCP Midstream Operating
4.950%, 04/01/22	345	346
Devon Energy
6.300%, 01/15/19	80	98
5.600%, 07/15/41	190	214
Encana
6.500%, 05/15/19	100	118
6.500%, 02/01/38	675	721
Energen
4.625%, 09/01/21	265	264
Energy Transfer Partners
9.000%, 04/15/19	57	71
6.500%, 02/01/42	165	174
5.200%, 02/01/22	165	173
ENI
5.700%, 10/01/40 (C)	300	313
Halliburton
6.150%, 09/15/19	80	98
Husky Energy
7.250%, 12/15/19 (D)	83	102
Kerr-McGee
6.950%, 07/01/24 (D)	630	761
Kinder Morgan Energy Partners
3.950%, 09/01/22	505	500
Marathon Petroleum
6.500%, 03/01/41 (D)	230	248
Noble Holding International
5.250%, 03/15/42	40	40
3.950%, 03/15/22	12	12
Occidental Petroleum
1.750%, 02/15/17	35	35
Petrobras International Finance - Pifco
5.375%, 01/27/21	60	65
3.500%, 02/06/17	790	810
2.875%, 02/06/15	310	318

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petro-Canada
6.800%, 05/15/38	$475	$606
6.050%, 05/15/18	115	137
Petroleos Mexicanos (C)
6.500%, 06/02/41	60	68
4.875%, 01/24/22	301	316
Phillips 66 (C)
5.875%, 05/01/42	430	441
4.300%, 04/01/22	26	26
2.950%, 05/01/17	453	460
1.950%, 03/05/15	115	116
Reliance Holdings USA
5.400%, 02/14/22 (C)	285	284
Schlumberger Investment (C)
3.300%, 09/14/21	47	48
1.950%, 09/14/16	505	511
Shell International Finance BV
4.300%, 09/22/19	300	340
3.100%, 06/28/15	60	64
Southern Union
8.250%, 11/15/29	675	806
Spectra Energy Capital
8.000%, 10/01/19	200	253
Statoil
5.250%, 04/15/19	140	164
4.250%, 11/23/41	27	27
3.150%, 01/23/22	33	33
3.125%, 08/17/17	50	54
Suncor Energy
6.500%, 06/15/38	100	124
Talisman Energy
7.750%, 06/01/19	275	337
Tennessee Gas Pipeline
8.000%, 02/01/16	1,000	1,161
Tosco
7.800%, 01/01/27	65	90
Total Capital International
2.875%, 02/17/22	37	35
TransCanada Pipelines
7.125%, 01/15/19	50	63
6.500%, 08/15/18	175	216
Transocean
7.350%, 12/15/41	234	277
6.500%, 11/15/20 (D)	120	134
6.375%, 12/15/21	11	12
5.050%, 12/15/16	630	675
Union Pacific Resources Group
7.150%, 05/15/28	52	59
Weatherford International
5.950%, 04/15/42	22	22
4.500%, 04/15/22	20	20
Williams
7.875%, 09/01/21	416	518

		15,986

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	83

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 12.1%
ABB Treasury Center USA
2.500%, 06/15/16 (C)	$1,055	$1,076
ACE INA Holdings
5.600%, 05/15/15	100	113
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	717	749
Aflac
8.500%, 05/15/19	25	33
6.450%, 08/15/40	25	28
4.000%, 02/15/22	52	52
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (C)	30	34
Allstate
5.000%, 08/15/14	70	76
American Express
7.000%, 03/19/18 (D)	170	209
American Express Credit MTN
7.300%, 08/20/13	430	465
2.800%, 09/19/16	44	45
2.375%, 03/24/17	1,640	1,643
American Honda Finance MTN (C)
3.875%, 09/21/20	495	513
2.600%, 09/20/16	200	206
American International Group
6.400%, 12/15/20	170	192
5.850%, 01/16/18	50	54
American Tower‡
5.050%, 09/01/20	99	102
4.500%, 01/15/18 (D)	475	499
Andina de Fomento
3.750%, 01/15/16	90	93
ANZ National Int’l
2.375%, 12/21/12 (C)	100	101
AON
6.250%, 09/30/40	19	23
3.500%, 09/30/15	11	12
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	336	342
Associates Corp of North America
6.950%, 11/01/18	200	226
Australia & New Zealand Banking Group
2.400%, 11/23/16 (C) (D)	272	274
Bank of America
7.375%, 05/15/14 (D)	715	776
6.500%, 08/01/16	1,325	1,457
6.100%, 06/15/17	2,600	2,778
6.000%, 09/01/17	420	457
5.875%, 02/07/42	155	154
5.750%, 12/01/17	110	118
5.700%, 01/24/22	990	1,048
5.650%, 05/01/18 (D)	1,540	1,644
5.625%, 07/01/20	75	78

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.420%, 03/15/17	$100	$102
4.500%, 04/01/15	150	155
3.875%, 03/22/17	166	167
3.625%, 03/17/16	155	155
Bank of New York Mellon MTN
4.600%, 01/15/20	40	44
3.550%, 09/23/21	34	35
2.950%, 06/18/15 (D)	125	132
2.400%, 01/17/17	129	132
Bank of Nova Scotia
3.400%, 01/22/15	194	205
Bank of Tokyo-Mitsubishi UFJ (C)
3.850%, 01/22/15	100	106
2.350%, 02/23/17	200	200
Barclays Bank
5.200%, 07/10/14	150	159
5.125%, 01/08/20	760	795
5.000%, 09/22/16	250	269
2.750%, 02/23/15	110	111
2.500%, 01/23/13 (D)	150	151
BB&T
5.700%, 04/30/14 (D)	195	214
4.900%, 06/30/17	200	219
3.950%, 04/29/16 (D)	160	173
3.850%, 07/27/12	80	81
3.375%, 09/25/13	70	72
Bear Stearns
7.250%, 02/01/18	1,500	1,809
Berkshire Hathaway
3.750%, 08/15/21 (D)	500	516
3.400%, 01/31/22	791	798
1.900%, 01/31/17	60	61
Berkshire Hathaway Finance
5.400%, 05/15/18 (D)	540	638
BlackRock
6.250%, 09/15/17	145	175
Blackstone Holdings Finance
5.875%, 03/15/21 (C)	295	301
Boeing Capital
2.900%, 08/15/18	265	278
Boston Properties‡
3.700%, 11/15/18	270	279
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (C)	250	261
Capital One Financial
7.375%, 05/23/14	225	249
6.750%, 09/15/17	145	171
4.750%, 07/15/21	50	53
Caterpillar Financial Services MTN
7.150%, 02/15/19	110	142
5.850%, 09/01/17	140	168
CDP Financial
3.000%, 11/25/14 (C)	900	942

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Charles Schwab
4.950%, 06/01/14	$20	$22
Chase Capital II
1.047%, 02/01/27 (A)	560	428
Citigroup
8.125%, 07/15/39	940	1,218
6.875%, 03/05/38	515	595
6.500%, 08/19/13	250	265
6.375%, 08/12/14	300	326
6.125%, 05/15/18	115	129
6.010%, 01/15/15	325	353
6.000%, 08/15/17 (D)	620	689
5.300%, 01/07/16	220	236
4.500%, 01/14/22	355	356
4.450%, 01/10/17	530	555
2.650%, 03/02/15	972	972
1.041%, 08/25/36 (A)	1,500	991
Citigroup Funding
1.875%, 10/22/12	680	686
CME Group
5.750%, 02/15/14	46	50
CNA Financial
5.875%, 08/15/20	72	77
Comerica
3.000%, 09/16/15	35	36
CommonWealth‡
6.650%, 01/15/18	60	65
6.250%, 08/15/16	100	106
Commonwealth Bank of Australia (C)
2.250%, 03/16/17	250	250
2.125%, 03/17/14	1,250	1,264
Commonwealth Bank of Australia NY
1.950%, 03/16/15	950	956
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/10 (C) (D)	100	96
5.250%, 05/24/41	164	168
3.875%, 02/08/22	235	227
3.375%, 01/19/17 (D)	515	527
Credit Suisse
1.625%, 03/06/15 (C)	1,775	1,781
Credit Suisse NY MTN
5.300%, 08/13/19	250	276
Credit Suisse USA
5.125%, 08/15/15	170	186
Deutsche Bank MTN
4.875%, 05/20/13	750	778
3.875%, 08/18/14 (D)	100	105
2.375%, 01/11/13	100	101
Dexia Credit Local
2.750%, 04/29/14 (C)	1,795	1,752
Discover Financial Services
6.450%, 06/12/17	250	279

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DnB Boligkreditt
2.100%, 10/14/15 (C)	$1,890	$1,914
ERAC USA Finance
2.250%, 01/10/14 (C)	58	58
ERP Operating‡
5.750%, 06/15/17	125	143
4.625%, 12/15/21	64	67
European Investment Bank
1.125%, 04/15/15	1,020	1,027
Farmers Exchange Capital
7.200%, 07/15/48 (C)	1,321	1,341
7.050%, 07/15/28 (C)	480	524
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/13 (C) (E)	250	247
FUEL Trust
3.984%, 06/15/16 (C)	200	203
General Electric Capital MTN
6.875%, 01/10/39 (D)	495	611
6.750%, 03/15/32 (D)	965	1,153
6.150%, 08/07/37 (D)	885	1,002
6.000%, 08/07/19	645	753
5.875%, 01/14/38	775	852
5.625%, 09/15/17 (D)	700	816
5.500%, 01/08/20	180	204
5.400%, 02/15/17 (D)	200	229
5.300%, 02/11/21	300	325
4.625%, 01/07/21	70	75
0.911%, 05/05/26 (A)	600	489
0.797%, 08/07/18 (A)	850	783
Goldman Sachs Group
7.500%, 02/15/19	710	811
6.250%, 09/01/17	650	713
6.150%, 04/01/18	780	841
6.000%, 06/15/20 (D)	1,020	1,073
5.750%, 01/24/22	659	678
5.375%, 03/15/20 (D)	950	966
5.250%, 10/15/13	140	147
5.250%, 07/27/21	575	569
Goodman Funding Pty‡
6.000%, 03/22/22 (C)	260	260
GTP Acquisition Partners I
4.347%, 06/15/16 (C)	144	148
Hartford Financial Services Group
6.100%, 10/01/41	155	150
HCP MTN‡
6.700%, 01/30/18 (D)	975	1,126
6.300%, 09/15/16	375	421
6.000%, 06/15/14	500	534
5.650%, 12/15/13	386	410
3.750%, 02/01/19	428	425
Health Care REIT‡
6.500%, 03/15/41	116	121
6.125%, 04/15/20	1,775	1,959

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	85

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Healthcare Realty Trust‡
6.500%, 01/17/17	$1,400	$1,535
HSBC Bank (C)
4.125%, 08/12/20	100	102
1.625%, 07/07/14 D)	200	201
HSBC Bank USA NY
4.625%, 04/01/14 (D)	175	184
HSBC Finance
6.676%, 01/15/21 (C)	1,000	1,067
5.500%, 01/19/16	140	152
4.750%, 07/15/13 (D)	160	166
HSBC Holdings
4.875%, 01/14/22	100	106
4.000%, 03/30/22	411	407
HSBC Holdings PLC
6.800%, 06/01/38 (D)	235	269
HSBC USA
2.375%, 02/13/15	1,105	1,113
ING Bank
3.750%, 03/07/17 (C)	200	198
Inter-American Development Bank MTN
3.875%, 10/28/41	333	332
International Lease Finance (C)
7.125%, 09/01/18	500	545
6.750%, 09/01/16	500	536
IPIC GMTN MTN
5.500%, 03/01/22 (C)	365	376
Jackson National Life Global Funding MTN (C)
5.375%, 05/08/13	200	209
4.700%, 06/01/18	100	106
Jefferies Group
6.450%, 06/08/27	160	158
6.250%, 01/15/36	120	108
John Deere Capital MTN
5.750%, 09/10/18 (D)	100	122
JPMorgan Chase
6.000%, 01/15/18	115	133
5.600%, 07/15/41	223	244
5.400%, 01/06/42	240	255
4.650%, 06/01/14	1,170	1,247
4.350%, 08/15/21	50	51
3.450%, 03/01/16	385	401
JPMorgan Chase Bank
6.000%, 10/01/17	2,927	3,349
JPMorgan Chase Capital XIII
1.420%, 09/30/34 (A)	500	379
KeyBank
5.800%, 07/01/14	250	271
Kilroy Realty‡
6.625%, 06/01/20	95	107
5.000%, 11/03/15	130	139
4.800%, 07/15/18	265	275

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Korea Development Bank
3.875%, 05/04/17	$455	$471
3.250%, 03/09/16	194	196
Lazard Group
7.125%, 05/15/15	368	399
6.850%, 06/15/17	714	785
Lincoln National
7.000%, 06/15/40	45	53
4.850%, 06/24/21	10	11
Lloyds TSB Bank
6.375%, 01/21/21 (D)	1,005	1,079
5.800%, 01/13/20 (C)	310	318
4.200%, 03/28/17	790	796
M&T Bank
5.375%, 05/24/12	80	81
Macquarie Bank
5.000%, 02/22/17 (C)	170	171
Macquarie Group
7.625%, 08/13/19 (C)	70	75
7.300%, 08/01/14 (C)	120	129
7.300%, 08/01/14	1,475	1,581
6.250%, 01/14/21 (C) (D)	96	97
6.000%, 01/14/20 (C)	50	50
Massachusetts Mutual Life Insurance (C)
8.875%, 06/01/39	640	908
5.375%, 12/01/41	49	51
MassMutual Global Funding II
2.875%, 04/21/14 (C)	100	103
Merrill Lynch MTN
6.875%, 04/25/18 (D)	100	111
6.400%, 08/28/17	150	164
6.150%, 04/25/13 (D)	140	146
MetLife
6.750%, 06/01/16	390	463
6.400%, 12/15/36 (D)	695	681
5.700%, 06/15/35	115	134
Metropolitan Life Global Funding I (C)
5.125%, 06/10/14(D)	100	109
2.500%, 01/11/13	310	313
2.500%, 09/29/15	520	536
2.000%, 01/09/15	500	505
Monumental Global Funding
5.500%, 04/22/13 (C)	65	68
Morgan Stanley MTN
7.300%, 05/13/19	920	990
6.625%, 04/01/18	1,770	1,864
6.250%, 08/28/17 (D)	200	211
5.950%, 12/28/17	100	103
5.750%, 08/31/12 (D)	180	184
5.750%, 01/25/21	100	98
5.625%, 09/23/19	285	282
5.550%, 04/27/17	100	102
5.500%, 01/26/20	700	683
5.500%, 07/28/21 (D)	370	362

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.450%, 01/09/17 (D)	$470	$480
4.750%, 04/01/14	620	630
4.750%, 03/22/17	110	110
4.200%, 11/20/14	156	157
3.800%, 04/29/16 (D)	150	146
Murray Street Investment Trust I
4.647%, 03/09/17 (F)	925	923
National Australia Bank (C)
3.750%, 03/02/15	120	126
3.000%, 07/27/16(D)	180	183
2.500%, 01/08/13	150	152
National City
6.875%, 05/15/19	50	58
4.900%, 01/15/15	200	219
National City Bank
0.845%, 06/07/17 (A)	1,300	1,185
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	60	87
2.625%, 09/16/12	25	25
Nationwide Mutual Insurance (C)
9.375%, 08/15/39	165	209
6.600%, 04/15/34	35	34
5.810%, 12/15/24 (A)	760	693
New York Life Global Funding (C)
4.650%, 05/09/13	150	156
3.000%, 05/04/15	720	758
New York Life Insurance
6.750%, 11/15/39 (C)	255	319
NIBC Bank MTN
2.800%, 12/02/14 (C)	415	431
Nomura Holdings
6.700%, 03/04/20 (D)	115	124
5.000%, 03/04/15	40	42
4.125%, 01/19/16	60	60
Nordea Bank
4.875%, 05/13/21 (C) (D)	230	224
2.250%, 03/20/15 (C)	475	475
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (C)	470	553
Oversea-Chinese Banking
1.625%, 03/13/15 (C)	200	201
PACCAR Financial MTN
1.600%, 03/15/17	53	53
1.550%, 09/29/14	35	36
Pacific Life Global Funding (C)
5.150%, 04/15/13	100	104
5.000%, 05/15/17	50	52
Pacific Life Insurance
9.250%, 06/15/39 (C)	80	104
Pipeline Funding
7.500%, 01/15/30 (C)	1,500	1,587

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PNC Funding
5.125%, 02/08/20 (D)	$90	$102
3.300%, 03/08/22	386	382
2.700%, 09/19/16	570	587
Post Apartment Homes
4.750%, 10/15/17	700	745
Principal Life Income Funding Trusts MTN
5.300%, 12/14/12	125	129
5.300%, 04/24/13	125	131
5.100%, 04/15/14	225	240
Protective Life
8.450%, 10/15/39	72	83
Prudential Covered Trust 2012-1
2.997%, 09/30/15 (C)	470	475
Prudential Financial MTN
5.800%, 11/16/41	55	60
5.625%, 05/12/41	169	176
4.750%, 09/17/15	224	243
Prudential Holdings
8.695%, 12/18/23 (C)	1,200	1,492
1.349%, 12/18/17 (A) (C)	750	703
Prudential Insurance of America
8.300%, 07/01/25 (C)	150	199
Rabobank Nederland MTN
3.200%, 03/11/15 (C)	200	206
Royal Bank of Canada MTN
2.300%, 07/20/16 (D)	120	123
Simon Property Group‡
10.350%, 04/01/19	130	179
6.750%, 05/15/14	50	55
5.650%, 02/01/20	38	44
4.125%, 12/01/21	27	28
2.150%, 09/15/17	125	123
Sparebank 1 Boligkreditt
2.300%, 06/30/17 (C)	1,905	1,899
Stadshypotek
1.450%, 09/30/13 (C)	1,049	1,058
Standard Chartered
3.200%, 05/12/16 (C) (D)	625	637
Svensk Exportkredit
3.250%, 09/16/14	782	821
Svenska Handelsbanken
2.875%, 04/04/17	800	800
Swedbank Hypotek
2.375%, 04/05/17 (C)	1,170	1,174
Toronto-Dominion Bank
2.500%, 07/14/16	72	74
2.200%, 07/29/15 (C) (D)	100	103
Toyota Motor Credit MTN
3.400%, 09/15/21	510	524
3.200%, 06/17/15	87	92
2.000%, 09/15/16	200	204

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	87

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Travelers Property Casualty
7.750%, 04/15/26	$100	$132
UBS
5.875%, 12/20/17	120	133
5.750%, 04/25/18	100	110
2.250%, 03/30/17 (C)	325	324
1.875%, 01/23/15 (C)	595	599
US Bancorp MTN
3.000%, 03/15/22	33	33
2.875%, 11/20/14 (D)	138	144
2.450%, 07/27/15	75	77
Ventas Realty
4.250%, 03/01/22‡	495	481
Wachovia
5.750%, 06/15/17	485	559
Wachovia Bank MTN
6.000%, 11/15/17	875	1,005
4.875%, 02/01/15	600	647
0.804%, 03/15/16 (A)	400	378
WEA Finance (C)
7.500%, 06/02/14	1,140	1,259
7.125%, 04/15/18	60	71
6.750%, 09/02/19	70	81
4.625%, 05/10/21	185	187
Wells Fargo
5.625%, 12/11/17	180	209
3.676%, 06/15/16 (D) (F)	390	416
Westpac Banking
4.875%, 11/19/19	260	281
2.450%, 11/28/16 (C) (D)	200	202
WR Berkley
5.375%, 09/15/20	35	37
4.625%, 03/15/22	340	339

		129,854

Health Care — 0.6%
Amgen
5.750%, 03/15/40	62	67
5.650%, 06/15/42	657	702
5.150%, 11/15/41 (D)	895	899
4.500%, 03/15/20	22	24
3.875%, 11/15/21 (D)	160	164
3.450%, 10/01/20	50	50
Aristotle Holding (C)
2.650%, 02/15/17	750	758
2.100%, 02/12/15	665	673
Becton Dickinson
3.125%, 11/08/21	120	122
Boston Scientific
6.400%, 06/15/16	395	455
Coventry Health Care
5.950%, 03/15/17	423	478

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gilead Sciences
5.650%, 12/01/41	$155	$166
4.500%, 04/01/21 (D)	345	365
Life Technologies
5.000%, 01/15/21	320	347
Medco Health Solutions
2.750%, 09/15/15	35	36
Pharmacia
6.500%, 12/01/18	120	150
Teva Pharmaceutical Finance BV
3.650%, 11/10/21	190	192
Thermo Fisher Scientific
3.200%, 03/01/16	225	240
UnitedHealth Group
6.875%, 02/15/38	90	118
4.375%, 03/15/42	170	164
3.375%, 11/15/21	75	77

		6,247

Industrials — 0.9%
American Airlines 2011-1 Cl A Pass-Through Trust
5.250%, 01/31/21	18	19
American Airlines 2011-2 Cl A Pass-Through Trust
8.625%, 10/15/21	80	84
BAE Systems (C)
5.800%, 10/11/41	20	21
4.750%, 10/11/21	1,105	1,160
BAE Systems Holdings (C)
6.375%, 06/01/19	100	114
5.200%, 08/15/15	90	96
Burlington Northern Santa Fe
7.290%, 06/01/36	90	114
5.750%, 03/15/18	950	1,128
5.400%, 06/01/41	50	54
4.700%, 10/01/19	75	84
3.450%, 09/15/21	16	16
Canadian National Railway
5.850%, 11/15/17	50	60
Cargill
7.350%, 03/06/19 (C)	250	310
Caterpillar
5.200%, 05/27/41	285	329
Continental Airlines Pass-Through Trust, Ser 1999-2
7.256%, 03/15/20	262	285
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/20	369	412
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/19	185	208

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines Pass-Through Trust, Ser A
5.983%, 04/19/22 (D)	$530	$574
CSX
6.250%, 03/15/18	155	186
Danaher
3.900%, 06/23/21	22	24
Delta Air Lines Pass-Through Trust, Ser 2010-1
6.200%, 07/02/18 (D)	540	584
Delta Air Lines Pass-Through Trust, Ser 2010-2
4.950%, 05/23/19	48	50
Eaton
7.625%, 04/01/24	75	101
Fluor
3.375%, 09/15/21	68	68
Hutchison Whampoa International 11
4.625%, 01/13/22 (C)	355	357
JetBlue Airways 2004-1 G-1 Pass-Through Trust
0.849%, 12/15/13 (A)	361	349
Koninklijke Philips Electronics
5.750%, 03/11/18	24	28
3.750%, 03/15/22	287	289
Lockheed Martin
5.720%, 06/01/40	82	95
3.350%, 09/15/21	650	651
2.125%, 09/15/16	37	38
Norfolk Southern
6.000%, 05/23/11	158	177
Northrop Grumman
1.850%, 11/15/15	540	547
Pitney Bowes
5.600%, 03/15/18	25	26
5.000%, 03/15/15	50	53
4.875%, 08/15/14	50	53
Ryder System MTN
3.600%, 03/01/16	35	36
2.500%, 03/01/17	47	47
Tyco International
7.000%, 12/15/19	30	37
Tyco International Finance
8.500%, 01/15/19	50	65
Union Pacific
4.163%, 07/15/22 (D)	131	142
United Parcel Service of America
8.375%, 04/01/20	50	70
United Technologies
8.875%, 11/15/19	110	150
Waste Management
4.750%, 06/30/20	93	103
2.600%, 09/01/16	180	184

		9,578

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.3%
Arrow Electronics
6.875%, 07/01/13	$20	$21
6.875%, 06/01/18	95	110
6.000%, 04/01/20	45	49
3.375%, 11/01/15	5	5
Cisco Systems
5.900%, 02/15/39	150	182
5.500%, 01/15/40	100	117
Dell
5.650%, 04/15/18	90	105
Fiserv
3.125%, 06/15/16	295	301
Hewlett-Packard
6.000%, 09/15/41	350	383
4.375%, 09/15/21	39	40
4.050%, 09/15/22 (D)	194	193
2.600%, 09/15/17	593	593
HP Enterprise Services
7.450%, 10/15/29	125	149
Intel
4.800%, 10/01/41	65	69
3.300%, 10/01/21	70	72
International Business Machines
8.000%, 10/15/38	100	155
1.250%, 02/06/17 (D)	100	99
Intuit
5.750%, 03/15/17	75	86
Microsoft
4.500%, 10/01/40	14	15
1.625%, 09/25/15	90	93
National Semiconductor
3.950%, 04/15/15	100	109
Oracle
6.125%, 07/08/39	27	34
5.375%, 07/15/40	17	20
5.000%, 07/08/19	200	233
Xerox
8.250%, 05/15/14	90	102
4.500%, 05/15/21	13	13
2.950%, 03/15/17	27	27

		3,375

Materials — 0.3%
ArcelorMittal
6.250%, 02/25/22	55	56
Barrick
3.850%, 04/01/22 (C)	285	283
BHP Billiton Finance USA
6.500%, 04/01/19	125	155
4.125%, 02/24/42	40	38
1.625%, 02/24/17	42	42

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	89

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CRH America
6.000%, 09/30/16	$31	$34
Dow Chemical
8.550%, 05/15/19	118	155
7.600%, 05/15/14	190	215
5.250%, 11/15/41 (D)	275	284
4.125%, 11/15/21	61	63
E.I. du Pont de Nemours
5.600%, 12/15/36	80	94
4.900%, 01/15/41	25	27
1.950%, 01/15/16	40	41
Mosaic
4.875%, 11/15/41	30	30
3.750%, 11/15/21	25	25
Nacional del Cobre de Chile
3.875%, 11/03/21 (C)	340	347
Potash Corp of Saskatchewan
6.500%, 05/15/19	50	62
PPG Industries
9.000%, 05/01/21 (D)	145	192
Praxair
5.200%, 03/15/17	70	81
4.375%, 03/31/14	75	80
Rio Tinto Finance USA
3.750%, 09/20/21	90	93
Rio Tinto Finance USA Ltd.
8.950%, 05/01/14	80	93
Teck Resources
6.250%, 07/15/41	132	143
Union Carbide
7.750%, 10/01/96	50	52
Vale Overseas
4.375%, 01/11/22 (D)	390	392

		3,077

Telecommunication Services — 1.0%
America Movil
2.375%, 09/08/16	350	354
AT&T
8.000%, 11/15/31	13	18
6.400%, 05/15/38	155	184
6.300%, 01/15/38	435	511
5.550%, 08/15/41	780	865
5.500%, 02/01/18	100	118
5.350%, 09/01/40	423	450
4.850%, 02/15/14 (D)	200	215
1.600%, 02/15/17	630	626
0.875%, 02/13/15	705	701
Bellsouth Capital Funding
7.120%, 07/15/97	110	130
BellSouth Telecommunications
6.300%, 12/15/15	124	131
British Telecommunications
5.950%, 01/15/18 (D)	200	232

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

British Telecommunications PLC
9.625%, 12/15/30	$45	$66
Cellco Partnership
8.500%, 11/15/18	195	268
Centel Capital
9.000%, 10/15/19	65	76
CenturyLink
7.650%, 03/15/42	335	315
7.600%, 09/15/39	80	76
6.450%, 06/15/21 (D)	120	123
Deutsche Telekom International Finance BV
6.000%, 07/08/19 (D)	175	204
4.875%, 03/06/42 (C)	245	232
2.250%, 03/06/17 (C)	1,490	1,475
France Telecom
8.500%, 03/01/31	50	71
2.750%, 09/14/16	665	684
GTE
8.750%, 11/01/21	300	413
6.840%, 04/15/18	150	183
Qwest
6.750%, 12/01/21	156	174
Telecom Italia Capital
6.999%, 06/04/18 (D)	150	160
Telefonica Emisiones SAU
6.221%, 07/03/17 (D)	205	217
5.462%, 02/16/21	23	22
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	210	210
Telemar Norte Leste SA
5.500%, 10/23/20 (C)	345	355
Verizon Communications
5.850%, 09/15/35	160	184
3.500%, 11/01/21	90	92
Verizon Global Funding
7.750%, 12/01/30 (D)	610	826
Vodafone Group
5.450%, 06/10/19	75	88
1.625%, 03/20/17	80	79

		11,128

Utilities — 1.5%
AEP Texas Central Transition Funding
5.170%, 01/01/18	575	667
5.090%, 07/01/15	1,300	1,419
AGL Capital
6.375%, 07/15/16	50	58
5.250%, 08/15/19	50	57
4.450%, 04/15/13	120	124
Alabama Power
6.125%, 05/15/38	18	23
5.875%, 12/01/22	95	113

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameren
8.875%, 05/15/14	$260	$295
American Water Capital
6.085%, 10/15/17	100	116
Appalachian Power
5.950%, 05/15/33	100	107
Arizona Public Service
5.050%, 09/01/41	47	50
4.500%, 04/01/42	308	302
Atmos Energy
4.950%, 10/15/14	75	82
Boston Gas
4.487%, 02/15/42 (C)	35	35
Carolina Power & Light
5.300%, 01/15/19 (D)	175	206
3.000%, 09/15/21	194	195
CenterPoint Energy
6.500%, 05/01/18	50	59
CenterPoint Energy Resources
4.500%, 01/15/21	81	86
Cleveland Electric Illuminating
8.875%, 11/15/18	363	479
7.880%, 11/01/17	170	212
Comision Federal de Electricidad
5.750%, 02/14/42 (C)	215	215
Consolidated Edison of New York
5.700%, 06/15/40	38	46
Consumers Energy
6.700%, 09/15/19	100	126
Dominion Resources
8.875%, 01/15/19	700	939
6.400%, 06/15/18	180	220
5.250%, 08/01/33	90	100
1.950%, 08/15/16	165	167
Duke Energy
6.300%, 02/01/14	120	132
3.550%, 09/15/21	76	78
Duke Energy Carolinas
4.300%, 06/15/20	39	43
4.250%, 12/15/41	28	28
Duke Energy Indiana
4.200%, 03/15/42	220	217
3.750%, 07/15/20	52	55
Enel Finance International (C)
6.000%, 10/07/39	375	340
5.125%, 10/07/19	100	98
Exelon Generation
6.250%, 10/01/39	40	47
6.200%, 10/01/17	100	117
5.200%, 10/01/19	35	39
4.000%, 10/01/20	120	123
Florida Power & Light
5.950%, 10/01/33	35	43
5.125%, 06/01/41	28	32

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Plains Energy
5.292%, 06/15/22 (F)	$20	$21
Jersey Central Power & Light
7.350%, 02/01/19 (D)	100	125
John Sevier Combined Cycle Generation
4.626%, 01/15/42	59	61
Kansas City Power & Light
5.300%, 10/01/41	100	106
Massachusetts Electric
5.900%, 11/15/39 (C)	55	66
MidAmerican Energy
5.300%, 03/15/18	200	234
MidAmerican Energy Holdings
6.500%, 09/15/37	110	137
Nevada Power
7.125%, 03/15/19 (D)	110	138
6.500%, 08/01/18	40	49
5.450%, 05/15/41	50	57
5.375%, 09/15/40	12	14
Niagara Mohawk Power
4.881%, 08/15/19 (C)	80	88
Nisource Finance
6.125%, 03/01/22	1,000	1,162
5.800%, 02/01/42	149	159
Northern States Power
6.250%, 06/01/36 (D)	100	131
5.350%, 11/01/39	19	23
Oncor Electric Delivery
6.800%, 09/01/18 (D)	460	556
Pacific Gas & Electric
8.250%, 10/15/18	60	79
5.625%, 11/30/17	525	624
5.400%, 01/15/40	42	48
4.500%, 12/15/41	48	48
3.250%, 09/15/21	12	12
Pacificorp
6.250%, 10/15/37	90	115
5.650%, 07/15/18	175	209
Panhandle Eastern Pipeline
6.200%, 11/01/17 (D)	625	712
PPL Energy Supply
4.600%, 12/15/21	55	56
PPL WEM Holdings
3.900%, 05/01/16 (C)	385	401
Progress Energy
6.850%, 04/15/12	229	229
3.150%, 04/01/22	360	352
PSEG Power
5.500%, 12/01/15	100	112
5.320%, 09/15/16	40	45
5.125%, 04/15/20	45	49
4.150%, 09/15/21	33	34
2.750%, 09/15/16	200	202

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	91

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service Electric & Gas
5.375%, 11/01/39	$28	$33
2.700%, 05/01/15	45	47
Public Service of Oklahoma
5.150%, 12/01/19	83	93
Puget Sound Energy
4.434%, 11/15/41	105	105
San Diego Gas & Electric
4.300%, 04/01/42	200	204
3.950%, 11/15/41	14	14
Sempra Energy
8.900%, 11/15/13	180	201
6.000%, 10/15/39	50	60
2.300%, 04/01/17	420	425
Southern
1.950%, 09/01/16	26	26
Southern California Edison
5.500%, 03/15/40	50	60
4.050%, 03/15/42	110	106
3.900%, 12/01/41	60	57
3.875%, 06/01/21	22	24
Southern Power
5.150%, 09/15/41	11	12
Southwestern Electric Power
3.550%, 02/15/22	355	349
Southwestern Public Service
8.750%, 12/01/18	90	121
Wisconsin Electric Power
2.950%, 09/15/21	3	3

		16,284

Total Corporate Obligations (Cost $207,792) ($ Thousands)		218,624

ASSET-BACKED SECURITIES — 7.8%

Automotive — 1.0%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (C)	27	27
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	48	48
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	225	226
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	89	90
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	64	64
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/15	85	86

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	$328	$328
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/14	595	596
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/16	106	106
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/16	226	226
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A1
1.960%, 01/15/14 (C)	73	73
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A2
3.040%, 10/15/15 (C)	96	96
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.770%, 03/17/14	12	12
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	110	110
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	67	68
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/15	75	75
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/14	159	159
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	100	100
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/16	259	259
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl A3
1.550%, 07/08/16	239	242
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	99	99
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (C)	6	6
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (C)	17	17
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (C)	39	39

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (C)	$100	$102
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	14	14
BMW Vehicle Owner Trust, Ser 2011-A, Cl A2
0.630%, 02/25/14	936	937
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	44	45
CarMax Auto Owner Trust, Ser 2011-3, Cl A3
1.070%, 06/15/16	169	170
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A3
0.910%, 08/08/13	250	250
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (C)	114	115
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/19 (C)	147	147
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A3
2.170%, 10/15/13	174	175
Ford Credit Auto Owner Trust, Ser 2012-A, Cl A3
0.840%, 08/15/16	228	229
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	100	101
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	72	72
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A4
1.470%, 08/15/17	431	434
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/16	81	81
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/18	56	56
Huntington Auto Trust, Ser 2011-1A, Cl A2
0.760%, 04/15/14 (C)	240	240
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (C)	200	201
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/16 (C)	200	202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/16	$116	$116
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	76	77
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	90	92
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/15	64	64
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/17	71	72
Hyundai Auto Receivables Trust, Ser 2012-A, Cl A3
0.720%, 03/15/16	138	138
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (C)	108	108
Mercedes-Benz Auto Receivables Trust, Ser 2010-1A, Cl A3
1.420%, 08/15/14	112	112
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (C)	388	394
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/17 (C)	200	202
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	95	95
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	75	76
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/17 (C)	100	102
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/17 (C)	33	33
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl D
3.350%, 06/15/17 (C)	63	63
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	135	135
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl A3
1.220%, 12/15/15	178	178
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	183	184

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	93

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A3
0.980%, 10/15/14	$250	$251
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	125	127
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	23	23
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	145	148
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/16	277	277
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A2
1.080%, 07/15/13 (C)	26	26
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/14 (C)	70	70
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	200	202
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	135	137

		10,225

Credit Cards — 0.8%
American Express Credit Account Master Trust, Ser 2007-8, Cl A
0.542%, 05/15/15 (A)	466	467
Bank of America Credit Card Trust, Ser 2008-A7, Cl A7
0.942%, 12/15/14 (A)	228	228
Cabela’s Master Credit Card Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/20 (C)	200	199
Capital One Multi-Asset Execution Trust, Ser 2004-A4, Cl A4
0.462%, 03/15/17 (A)	626	628
Capital One Multi-Asset Execution Trust, Ser 2005-A6, Cl A6
0.617%, 07/15/15 (A)	1,200	1,200
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.322%, 09/15/15 (A)	293	293
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.774%, 10/15/15 (A)	1,090	1,092
Chase Issuance Trust, Ser 2007-A10
0.282%, 06/16/14 (A)	626	626

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2008-A13, Cl A13
1.974%, 09/15/15 (A)	$465	$475
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.992%, 08/15/18 (A) (C)	788	830
Discover Card Master Trust I, Ser 2007-3, Cl A2
0.292%, 10/16/14 (A)	935	935
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.542%, 12/15/14 (A)	231	232
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	1,304	1,316
World Financial Network Credit Card Master Trust, Ser 2011-A, Cl A
1.680%, 08/15/18	399	399

		8,920

Mortgage Related Securities — 1.7%
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.292%, 01/25/34 (A)	505	426
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
0.892%, 12/25/34 (A)	989	863
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.782%, 03/25/35 (A)	839	790
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (A) (C)	35	34
Argent Securities, Ser 2003-W5, Cl M1
0.942%, 10/25/33 (A)	387	296
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.682%, 06/25/35 (A)	1,329	1,264
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.732%, 07/25/35 (A)	688	676
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.982%, 11/25/34 (A)	1,440	1,359
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.612%, 08/25/35 (A)	1,525	1,399
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.522%, 02/25/36 (A)	931	869
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.342%, 03/25/37 (A)	251	245

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.492%, 11/25/37 (A)	$709	$692
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	1	1
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.512%, 01/20/35 (A)	81	76
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.732%, 01/20/35 (A)	102	91
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.402%, 01/20/36 (A)	1,439	1,320
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.392%, 03/20/36 (A)	90	83
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	128	130
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.422%, 03/20/36 (A)	962	942
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.442%, 03/20/36 (A)	101	86
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.722%, 03/20/36 (A)	2,000	1,314
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.442%, 11/20/36 (A)	822	740
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.977%, 06/25/35 (A)	315	312
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.592%, 07/25/34 (A) (C)	162	155
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.992%, 01/25/35 (A)	29	29
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.280%, 01/25/37 (A)	4	4
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/49	100	107
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.612%, 09/25/35 (A)	1,450	1,379
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.612%, 10/25/35 (A)	100	96

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/32 (C)	$113	$96
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/33	76	76
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	84	77
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	187	185
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A1
5.682%, 06/25/51 (A) (C)	70	70
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A2
9.317%, 06/25/51 (A) (C)	150	151
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (A)	1,400	1,418

		17,851

Other Asset-Backed Securities — 4.3%
AH Mortgage Advance Trust, Ser 2011-1, PO (C)
3.370%, 05/10/43	667	668
2.630%, 05/10/42	139	139
AH Mortgage Advance Trust, Ser 2011-2, Cl A1
3.270%, 09/15/43 (C)	373	373
AH Mortgage Advance Trust, Ser 2011-2, Cl B1
6.900%, 09/15/43 (C)	120	119
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	765	781
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	395	401
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.042%, 02/15/17 (A)	1,557	1,557
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	625	627
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.642%, 08/25/43 (A)	1,128	1,072
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.706%, 02/25/35 (A)	850	794

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	95

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.418%, 10/27/36 (A)	$400	$359
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	101	103
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	125	110
CIT Education Loan Trust, Ser 2007-1, Cl A
0.564%, 03/25/42 (A) (C)	870	784
CNH Equipment Trust, Ser 2009-C, Cl A4
3.000%, 08/17/15	490	498
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	50	50
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.702%, 10/25/35 (A)	579	561
EFS Volunteer, Ser 2010-1, Cl A2
1.410%, 10/25/35 (A) (C)	800	758
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.242%, 08/25/34 (A)	1,160	990
Ford Credit Floorplan Master Owner Trust, Ser 2009-2
1.792%, 09/15/14 (A)	901	907
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	480	491
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.712%, 01/15/16 (A)	1,164	1,168
GE Seaco Finance, Ser 2005-1A, Cl A
0.492%, 11/17/20 (A) (C)	1,027	980
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/40	610	636
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.492%, 03/25/32 (A)	250	229
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	989	996

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2002-2, Cl A4CP
0.480%, 09/25/24 (A)	$301	$296
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.574%, 03/23/37 (A)	249	224
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.583%, 11/23/22 (A)	1,655	1,634
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.640%, 10/26/26 (A)	2,209	2,186
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.561%, 05/27/25 (A)	433	401
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.824%, 03/25/26 (A) (C)	432	406
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (C)	40	40
Northstar Education Finance, Ser 2007-1, Cl A3
0.611%, 01/29/46 (A)	750	668
Park Place Securities, Ser 2004-MCW1, Cl M1
0.867%, 10/25/34 (A)	233	221
Park Place Securities, Ser 2004-WCW2, Cl M1
0.862%, 10/25/34 (A)	1,065	1,062
PennyMac Loan Trust, Ser 2010-NPL1, Cl M1
5.000%, 05/25/50 (A) (C)	66	65
PennyMac Loan Trust, Ser 2011-NPL1, Cl A
5.250%, 09/25/51 (A) (C)	202	203
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	26	26
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/33 (A)	746	754
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.582%, 10/25/35 (A)	150	129
Residential Asset Mortgage Products, Ser 2005-RS5, Cl AI3
0.582%, 05/25/35 (A)	1,102	1,081
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.542%, 03/25/36 (A)	350	299
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/41 (C)	161	161

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RSB Bondco, Ser 2007-A, Cl A1
5.470%, 10/01/14	$54	$54
RSB Bondco, Ser 2007-A, Cl A3
5.820%, 06/28/19	405	482
SLC Student Loan Trust, Ser 2010-1, Cl A
1.349%, 11/25/42 (A)	387	379
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.790%, 01/25/23 (A)	980	969
SLM Student Loan Trust, Ser 2004-1, Cl A3
0.770%, 04/25/23 (A)	472	466
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.730%, 07/25/23 (A)	288	282
SLM Student Loan Trust, Ser 2004-5, Cl A4
0.710%, 01/25/21 (A)	471	470
SLM Student Loan Trust, Ser 2005-3, Cl A5
0.650%, 10/25/24 (A)	1,931	1,828
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.760%, 07/27/26 (A)	289	291
SLM Student Loan Trust, Ser 2005-10, Cl A5
0.690%, 07/26/21 (A)	764	730
SLM Student Loan Trust, Ser 2006-5, Cl A6B
0.680%, 10/25/40 (A)	875	742
SLM Student Loan Trust, Ser 2007-2
0.560%, 07/25/17 (A)	308	306
SLM Student Loan Trust, Ser 2008-2, Cl A3
1.310%, 04/25/23 (A)	267	263
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.610%, 07/25/16 (A)	242	245
SLM Student Loan Trust, Ser 2008-6, Cl A2
1.110%, 10/25/17 (A)	204	205
SLM Student Loan Trust, Ser 2008-9, Cl A
2.060%, 04/25/23 (A)	463	475
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.642%, 12/15/23 (A) (C)	1,162	1,156
SLM Student Loan Trust, Ser 2012-2, Cl A
0.942%, 01/25/29 (A)	1,583	1,587
SLM Student Loan Trust, Ser 2012-A
1.642%, 08/15/25 (A) (C)	1,077	1,079

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SMS Student Loan Trust, Ser 2000-A, Cl A2
0.743%, 10/28/28 (A)	$326	$325
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.753%, 04/28/29 (A)	444	440
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.512%, 06/25/35 (A)	100	95
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.472%, 07/25/35 (A)	1,250	1,231
Structured Asset Securities, Ser 2006-BC5, Cl A2
0.292%, 12/25/36 (A)	290	286
Structured Asset Securities, Ser 2006-BC6, Cl A2
0.322%, 01/25/37 (A)	536	529
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.392%, 07/25/36 (A)	1,435	1,394
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.332%, 03/25/37 (A)	391	382
TAL Advantage, Ser 2006-1A
0.435%, 04/20/21 (A) (C)	429	407
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (C)	476	484
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/26 (C)	221	223
Textainer Marine Containers, Ser 2005-1A, Cl A
0.490%, 05/15/20 (A) (C)	317	305
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (C)	624	637
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/27 (C)	316	334
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/41 (C)	797	802
Triton Container Finance, Ser 2006-1A, Cl N
0.410%, 11/26/21 (A) (C)	700	660

		46,550

Total Asset-Backed Securities (Cost $82,502) ($ Thousands)		83,546

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	97

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FHLB
5.500%, 07/15/36	$300	$376
0.500%, 03/27/14	2,775	2,776
FICO STRIPS, PO
9.800%, 11/30/17	875	1,256
9.700%, 04/05/19	320	474
8.600%, 09/26/19	845	1,215
3.715%, 12/06/18 (E)	1,565	1,331
3.208%, 12/06/17 (E) (G)	660	592
2.863%, 05/02/16 (E) (G)	515	488
2.173%, 09/26/19 (E)	100	84
2.000%, 10/06/17 (E)	470	426
1.847%, 02/08/13 (E) (G)	815	810
FNMA
5.375%, 06/12/17	50	60
3.511%, 10/09/19 (D) (E)	840	650
3.460%, 06/01/17 (E)	600	552
Resolution Funding STRIPS
3.310%, 07/15/20 (E)	500	410
3.235%, 01/15/16 (E) (G)	1,000	960
Tennessee Valley Authority
5.250%, 09/15/39	40	48
4.625%, 09/15/60	60	66

Total U.S. Government Agency Obligations (Cost $12,153) ($ Thousands)		12,574

MUNICIPAL BONDS — 0.8%
American Municipal Power, RB
7.499%, 02/15/50	80	103
Bay Area Toll Authority, RB
6.263%, 04/01/49	1,330	1,740
County of Clark Nevada, Ser C, RB
6.820%, 07/01/45	260	343
Los Angeles Community College District, GO
6.750%, 08/01/49	240	312
Los Angeles, Department of Water & Power, RB
6.574%, 07/01/45	190	254
New Jersey, State Turnpike Authority, RB
7.102%, 01/01/41	280	383
North Texas, Tollway Authority, RB
6.718%, 01/01/49	248	319
Ohio State University, Ser A, RB
4.800%, 06/01/11	273	280
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	105	124
State of California, GO
7.600%, 11/01/40	250	328
7.550%, 04/01/39	300	389

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.300%, 10/01/39	$820	$1,027
6.650%, 03/01/22	175	210
State of Illinois, GO
5.877%, 03/01/19	150	165
5.665%, 03/01/18	1,255	1,369
5.365%, 03/01/17	170	185
5.100%, 06/01/33	810	763

Total Municipal Bonds (Cost $6,856) ($ Thousands)		8,294

SOVEREIGN DEBT — 0.5%
Israel Government AID Bond (E)
2.400%, 11/15/19	500	419
2.311%, 03/15/19	1,000	862
2.110%, 08/15/17	1,000	916
2.010%, 08/15/18	1,000	884
Mexico Government International Bond MTN
6.375%, 01/16/13	200	208
5.750%, 10/12/10	310	319
4.750%, 03/08/44	336	329
Poland Government International Bond
5.000%, 03/23/22	212	224
Province of Manitoba Canada
2.125%, 04/22/13	46	47
Province of Ontario Canada
2.950%, 02/05/15	240	254
Province of Quebec Canada
6.350%, 01/30/26	70	92
2.750%, 08/25/21	315	316
Qatar Government International Bond
5.750%, 01/20/42 (C) (D)	260	281
3.125%, 01/20/17 (C)	320	326
Russian Foreign Bond - Eurobond
4.500%, 04/04/22 (C)	200	199

Total Sovereign Debt (Cost $5,558) ($ Thousands)		5,676

U.S. TREASURY OBLIGATIONS — 28.4%
U.S. Treasury Bills (E)
0.086%, 04/19/12 (D)	14,000	14,000
0.068%, 04/12/12 (D) (H)	18,080	18,080
0.057%, 04/26/12 (H)	80	80
0.052%, 04/05/12 (D)	10,900	10,900
U.S. Treasury Bonds
11.250%, 02/15/15	1,000	1,305
8.875%, 08/15/17	1,690	2,373
8.750%, 05/15/20 to 08/15/20	775	1,186
8.500%, 02/15/20	425	637
7.625%, 02/15/25	985	1,532
7.500%, 11/15/16	1,200	1,554
6.750%, 08/15/26 (E)	350	433
6.500%, 11/15/26	200	290
6.375%, 08/15/27	50	72

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.250%, 05/15/30	$200	$293
6.125%, 11/15/27 to 08/15/29	550	779
5.500%, 08/15/28	1,100	1,472
5.375%, 02/15/31	200	269
4.750%, 02/15/37	100	127
4.500%, 02/15/36	1,038	1,267
4.375%, 05/15/41 (D)	7,914	9,514
4.250%, 11/15/40	928	1,093
3.750%, 08/15/41	18,243	19,722
3.375%, 11/15/19	1,559	1,741
3.250%, 12/31/16	2,100	2,319
3.160%, 02/15/27 (E)	1,550	981
3.125%, 11/15/41 to 02/15/42	17,981	17,246
2.625%, 12/31/14 to 02/29/16	2,295	2,435
2.375%, 10/31/14	500	524
U.S. Treasury Inflation Protected Security
2.500%, 01/15/29	106	139
2.125%, 02/15/41	1,030	1,358
2.000%, 04/15/12	1,564	1,567
0.500%, 04/15/15	314	333
U.S. Treasury Notes
5.125%, 05/15/16	2,335	2,742
4.750%, 08/15/17	2,720	3,230
4.500%, 02/15/16	1,650	1,886
3.500%, 02/15/18 to 05/15/20 (D)	2,809	3,158
3.250%, 03/31/17	10,663	10,841
3.125%, 10/31/16 to 05/15/19	14,969	16,297
3.000%, 09/30/16	3,823	4,170
2.750%, 05/31/17 to 12/31/17	5,435	5,884
2.625%, 08/15/20	200	211
2.375%, 02/28/15	2,192	2,308
2.250%, 07/31/18	500	525
2.125%, 08/15/21	9,404	9,397
2.000%, 11/15/21 to 02/15/22 (D)	42,812	42,104
1.750%, 10/31/18	800	813
1.500%, 07/15/12 to 03/31/19	31,110	31,228
1.375%, 09/15/12 to 02/28/19 (D)	6,928	6,893
1.000%, 08/31/16	2,869	2,881
0.875%, 12/31/16 to 02/28/17 (D)	7,549	7,500
0.375%, 03/15/15	7,594	7,565
0.250%, 10/31/13 to 02/15/15	3,743	3,738
U.S. Treasury STRIPS (E)
6.292%, 05/15/24 (G)	200	142
4.978%, 11/15/27 (G)	200	121
4.917%, 05/15/26 (G)	100	65
4.863%, 11/15/31 (G)	50	26
4.789%, 08/15/27 (G)	700	427
4.750%, 05/15/27	515	318
4.741%, 05/15/28 (G)	600	355

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

4.676%, 02/15/28	$600	$359
4.591%, 05/15/36 (G)	100	43
4.589%, 08/15/30	325	176
4.587%, 02/15/24 (G)	75	54
4.576%, 05/15/34	175	81
4.555%, 05/15/29 (G)	100	57
4.536%, 02/15/34	250	117
4.514%, 11/15/33	350	166
4.453%, 08/15/33	300	143
4.446%, 08/15/24 (G)	500	351
4.422%, 11/15/30	950	510
4.390%, 05/15/33	425	205
4.371%, 02/15/30	1,000	552
4.287%, 02/15/17 (G)	3,660	3,468
4.269%, 11/15/24 (G)	150	104
4.264%, 11/15/26	1,100	694
4.231%, 11/15/29	400	223
4.221%, 05/15/30	200	109
4.176%, 02/15/32 (G)	150	76
4.138%, 11/15/20 (D) (G)	1,250	1,041
4.050%, 05/15/19 (G)	875	773
4.029%, 08/15/19 (G)	1,350	1,182
3.964%, 11/15/32	250	123
3.888%, 02/15/27 (G)	1,350	842
3.823%, 02/15/22 (G)	600	474
3.720%, 05/15/31	185	97
3.704%, 08/15/18 (G)	400	363
3.675%, 11/15/17 (G)	1,550	1,440
3.560%, 08/15/20 (G)	3,550	2,987
3.301%, 11/15/16 (G)	200	191
3.155%, 11/15/21	200	160
3.135%, 05/15/18	250	229
3.087%, 02/15/18 (G)	925	853
3.069%, 05/15/20 (G)	4,274	3,628
2.971%, 02/15/16 (G)	100	97
2.740%, 02/15/20	200	172
2.721%, 02/15/15 (G)	100	98
2.704%, 08/15/21	250	202
2.600%, 02/15/14 (G)	1,200	1,192
2.453%, 05/15/23	200	149
2.087%, 05/15/21	850	693

Total U.S. Treasury Obligations (Cost $299,346) ($ Thousands)		304,920

AFFILIATED PARTNERSHIP — 7.2%
SEI Liquidity Fund, L.P. 0.180%**† (I)	77,452,016	77,452

Total Affiliated Partnership (Cost $77,452) ($ Thousands)		77,452

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	99

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Concluded)

March 31, 2012

Description	Shares/Contracts	Market Value ($ Thousands)

CASH EQUIVALENT — 7.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	79,688,280	$79,688

Total Cash Equivalent (Cost $79,688) ($ Thousands)		79,688

Total Investments — 112.2% (Cost $1,169,123) ($ Thousands)		$1,205,985

WRITTEN OPTION — 0.0%
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.00%*	(1,490,000)	(4)

Total Written Option (Premiums Received $(17) ($ Thousands)		$(4)

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(32)	Jun-2012	$38
U.S. 10-Year Treasury Note	22	Jun-2012	(33)
U.S. 2-Year Treasury Note	(14)	Jun-2012	1
U.S. 5-Year Treasury Note4	(108)	Jun-2012	59
U.S. Long Treasury Bond	(67)	Jun-2012	205
U.S. Long Treasury Bond	17	Jun-2012	(19)
U.S. Ultra Long Treasury Bond	(35)	Jun-2012	208

			$459

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at March 31, 2012, is as follows

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX.NA.AJ.1 Index	BUY	(0.84)%	10/12/52	$100	$(26)
Bank of America	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	1,050	(131)
Bank of America	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/52	1,050	(104)
Barclays Bank PLC	France Government Bond	SELL	0.25	09/20/16	(2,300)	(9)

						$(270)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Capital	2.91%	3MLIBOR (PAYMENT AT MATURITY)	02/16/27	940	$(10)
Morgan Stanley	2.83%	3-Month LIBOR	02/18/42	1,435	61

					$51

Percentages are based on a Net Assets of $1,075,020 ($ Thousands)

*	Non-Income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2012.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 5).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2012. The date reported on the Schedule of Investments is the next reset date.

(B)	Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total value of securities on loan at March 31, 2012 was $74,833 ($ Thousands).

(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2012. The coupon on a step bond changes on a specified date.

(G)	The rate reported is the effective yield at time of purchase.

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(I)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2012 was $77,452 ($ Thousands).

ABS	— Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FICO	— Financing Corporation

FNMA	— Federal National Mortgage Association

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

GNMA	— Government National Mortgage Association

GO	— General Obligation

IO	— Interest Only — face amount represents notional amount

LIBOR	— London Inter Bank Offered Rate

Ltd	— Limited

LLC	— Limited Liability Company

L.P.	— Limited Partnership

MTN	— Medium Term Note

NCUA	— National Credit Union Administration

NY	— New York

PLC	— Public Limited Company

PO	— Principal Only
RB	— Revenue Bond

REIT	— Real Estate Investment Trust

REMIC	— Real Estate Mortgage Investment Conduit

REREMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

Ser	— Series

STRIPS	— Separately Traded Registered Interest and Principal Securities

TBA	— To Be Announced

Amounts	designated as "—" are $O or have been rounded to $O

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$415,211	$—	$415,211
Corporate Obligations	—	218,624	—	218,624
Asset-Backed Securities	—	83,546	—	83,546
U.S. Government Agency
Obligations	—	12,574	—	12,574
Municipal Bonds	—	8,294	—	8,294
Sovereign Debt	—	5,676	—	5,676
U.S. Treasury Obligations	—	304,920	—	304,920
Affiliated Partnership	—	77,452	—	77,452
Cash Equivalent	79,688	—	—	79,688

Total Investments in Securities	$79,688	$1,126,297	$—	$1,205,985

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$459	$—	$—	$459
Written Options	—	(4)	—	(4)
Credit Default Swaps*	—	(270)	—	(270)
Interest Rate Swaps*	—	51	—	51

Total Other Financial Instruments	$459	$(223)	$—	$236

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

During the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	101

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 78.2%

Consumer Discretionary — 20.9%
Academy
9.250%, 08/01/19 (A)	$3,005	$3,084
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (B)	150	1
0.000%, 01/15/09 (B)	225	1
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04 (B)	25	—
Affinion Group
11.500%, 10/15/15	1,750	1,649
7.875%, 12/15/18	1,455	1,324
Allison Transmission
7.125%, 05/15/19 (A)	2,806	2,904
AMC Entertainment
9.750%, 12/01/20	1,215	1,145
8.750%, 06/01/19	520	545
AMC Networks
7.750%, 07/15/21 (A)	3,090	3,445
American Achievement
10.875%, 04/15/16 (A)	3,180	2,305
American Axle & Manufacturing Holdings
9.250%, 01/15/17 (A)	90	101
7.750%, 11/15/19	390	416
American Standard Americas
10.750%, 01/15/16 (A)	1,850	1,332
AmeriGas Finance
7.000%, 05/20/22	4,317	4,403
6.750%, 05/20/20	490	497

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriGas Partners
6.500%, 05/20/21	$477	$484
Ameristar Casinos
7.500%, 04/15/21	2,725	2,858
Armored Autogroup
9.250%, 11/01/18 (A)	2,935	2,451
Ashtead Capital
9.000%, 08/15/16 (A)	250	261
Aventine (Escrow Security)
0.000%, 10/15/49 (B) (G) (J) (K)	2,750	21
Avis Budget Car Rental
9.625%, 03/15/18	505	548
8.250%, 01/15/19	1,650	1,720
Beazer Homes USA
9.125%, 06/15/18	1,895	1,656
9.125%, 05/15/19	1,250	1,075
Belo
8.000%, 11/15/16	2,080	2,288
7.750%, 06/01/27	1,675	1,612
Block Communications
7.250%, 02/01/20 (A)	595	606
Bon-Ton Department Stores
10.250%, 03/15/14	560	489
Brands
6.625%, 04/01/21	320	347
5.625%, 02/15/22	1,275	1,286
Brown Shoe
7.125%, 05/15/19	975	955
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,175	761
Burlington Coat Factory Warehouse
10.000%, 02/15/19	11,374	11,829
Cablevision Systems
8.625%, 09/15/17	1,130	1,230
8.000%, 04/15/20	500	529
7.750%, 04/15/18	1,192	1,246
Caesars Operating Escrow
8.500%, 02/15/20 (A)	3,105	3,159
CCO Holdings
8.125%, 04/30/20	2,008	2,229
7.875%, 04/30/18	1,900	2,052
7.250%, 10/30/17	555	595
7.000%, 01/15/19	4,475	4,743
Cedar Fair
9.125%, 08/01/18	1,135	1,274
Cengage Learning Holdco PIK
13.750%, 07/15/15 (A)	3,527	2,822
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17 (A)	550	591
Chester Downs & Marina
9.250%, 02/01/20 (A)	2,625	2,773

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	$963	$811
Chrysler Group
8.250%, 06/15/21	5,525	5,580
8.000%, 06/15/19	1,070	1,075
Chukchansi Economic Development Authority
4.159%, 11/15/12 (A) (C)	1,945	1,391
Cinemark USA
7.375%, 06/15/21	390	418
CityCenter Holdings
7.625%, 01/15/16	1,381	1,457
CKE Holdings
10.500%, 03/14/16 (A)	2,667	2,747
CKE Restaurants
11.375%, 07/15/18	1,383	1,580
Claire’s Stores
9.000%, 03/15/19 (A)	815	843
8.875%, 03/15/19	710	625
Clear Channel Communications
9.000%, 03/01/21	3,635	3,271
Clear Channel Worldwide Holdings
9.250%, 12/15/17	2,965	3,250
7.625%, 03/15/20 (A)	1,575	1,543
7.625%, 03/15/20 (A)	225	217
Columbus International
11.500%, 11/20/14 (A)	1,295	1,437
Community Health Systems
8.875%, 07/15/15	1,311	1,359
CSC Holdings
8.625%, 02/15/19	2,200	2,530
6.750%, 11/15/21 (A)	3,970	4,134
Dana Holding
6.750%, 02/15/21	1,108	1,180
6.500%, 02/15/19	1,718	1,821
Dave & Buster’s
11.000%, 06/01/18	1,820	1,947
Dave & Buster’s Parent
12.250%, 02/15/16 (A) (D)	6,445	4,286
DCP
10.750%, 08/15/15 (A)	2,220	1,682
Delphi (A)
6.125%, 05/15/21	775	825
5.875%, 05/15/19	1,759	1,855
Dex One PIK
12.000%, 01/29/17	997	292
Diamond Resorts
12.000%, 08/15/18	3,000	3,210
DineEquity
9.500%, 10/30/18	5,360	5,869
DISH DBS
7.875%, 09/01/19	3,340	3,841
6.750%, 06/01/21	2,455	2,645

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dollar General PIK
11.875%, 07/15/17 (C)	$1,505	$1,633
Easton-Bell Sports
9.750%, 12/01/16	1,535	1,698
Echostar DBS
7.125%, 02/01/16	1,555	1,720
Eldorado Resorts
8.625%, 06/15/19 (A)	4,615	4,384
Empire Today
11.375%, 02/01/17 (A)	2,250	2,222
Entravision Communications
8.750%, 08/01/17	1,795	1,900
Equinox Holdings
9.500%, 02/01/16 (A)	940	1,005
Exide Technologies
8.625%, 02/01/18	40	34
Ferrellgas
9.125%, 10/01/17	2,100	2,195
6.500%, 05/01/21	2,100	1,895
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A) (B)	3,125	2
Goodyear Tire & Rubber
8.750%, 08/15/20	380	412
8.250%, 08/15/20	880	935
7.000%, 05/15/22	3,605	3,506
Greektown Superholdings
13.000%, 07/01/15	4,580	5,026
GWR Operating Partnership LLP
10.875%, 04/01/17	760	831
Gymboree
9.125%, 12/01/18	1,100	1,015
Hanesbrands
8.000%, 12/15/16	980	1,078
6.375%, 12/15/20	1,130	1,161
Harrah’s Operating
11.250%, 06/01/17	6,105	6,654
10.000%, 12/15/18	2,348	1,814
Hertz
7.500%, 10/15/18	1,470	1,560
6.750%, 04/15/19	160	166
Hillman Group
10.875%, 06/01/18	850	890
Houghton Mifflin Harcourt Publishers
10.500%, 06/01/19 (A)	1,500	795
Inergy
7.000%, 10/01/18	1,115	1,087
6.875%, 08/01/21	114	110
International Automotive Components Group SL
9.125%, 06/01/18 (A)	1,330	1,157
inVentiv Health (A)
10.000%, 08/15/18	925	835
J. Crew Group
8.125%, 03/01/19	1,215	1,236

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	103

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jaguar Land Rover
8.125%, 05/15/21 (A)	$1,305	$1,338
Jarden
7.500%, 05/01/17	1,550	1,705
JC Penney
7.950%, 04/01/17	380	424
5.750%, 02/15/18	795	814
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/19 (A)	1,500	1,620
Knowledge Learning
7.750%, 02/01/15 (A)	1,000	830
Lamar Media
7.875%, 04/15/18	542	593
5.875%, 02/01/22 (A)	525	534
Laureate Education (A)
12.750%, 08/15/17	1,100	1,174
11.000%, 08/15/15	525	538
Lear
7.875%, 03/15/18	370	403
Levi Strauss
7.625%, 05/15/20	1,845	1,951
Libbey Glass
10.000%, 02/15/15	523	559
Liberty Media LLC
8.250%, 02/01/30	1,970	1,990
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,565	3,926
Liz Claiborne
10.500%, 04/15/19 (A)	2,420	2,686
M/I Homes
8.625%, 11/15/18	1,820	1,820
Marina District Finance
9.875%, 08/15/18	1,950	1,750
9.500%, 10/15/15	375	342
McClatchy
11.500%, 02/15/17	3,750	3,984
MDC Partners (A)
11.000%, 11/01/16	1,540	1,663
11.000%, 11/01/16	3,280	3,575
MediMedia USA
11.375%, 11/15/14 (A)	2,100	1,974
Meritage Homes
7.000%, 04/01/22 (A)	290	291
MGM Mirage
7.625%, 01/15/17	2,290	2,364
7.500%, 06/01/16	775	798
MGM Resorts International
11.375%, 03/01/18	4,065	4,832
11.125%, 11/15/17	185	209
9.000%, 03/15/20	5,545	6,169
8.625%, 02/01/19 (A)	870	933
7.750%, 03/15/22	1,000	1,018

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Michaels Stores
13.000%, 11/01/16 (E)	$1,325	$1,398
11.375%, 11/01/16	430	457
7.750%, 11/01/18	1,540	1,640
Midwest Gaming Borrower
11.625%, 04/15/16 (A)	2,100	2,349
Millennium (Escrow Security)
7.625%, 11/15/26 (B)	175	—
MTR Gaming Group
11.500%, 08/01/19	5,261	5,209
Nara Cable Funding
8.875%, 12/01/18 (A)	1,130	1,073
NCL
9.500%, 11/15/18 (A)	265	286
Nexstar Broadcasting
8.875%, 04/15/17	1,875	2,011
Nielsen Finance
7.750%, 10/15/18	3,510	3,870
Norcraft
10.500%, 12/15/15	865	759
Ono Finance II
10.875%, 07/15/19 (A)	3,357	3,055
OSI Restaurant Partners
10.000%, 06/15/15	1,165	1,206
Peninsula Gaming
10.750%, 08/15/17	2,925	3,232
8.375%, 08/15/15	2,100	2,215
Petco Animal Supplies
9.250%, 12/01/18 (A)	950	1,043
Phillips-Van Heusen
7.375%, 05/15/20	2,890	3,186
Pinnacle Entertainment
8.750%, 05/15/20	785	858
7.750%, 04/01/22	1,275	1,336
Quebecor Media
7.750%, 03/15/16	1,210	1,242
7.750%, 03/15/16	210	216
Quebecor Media (Escrow Security)
0.000%, 11/15/13 (B) (F)	1,725	17
0.000%, 03/15/16 (B)	1,915	19
Quiksilver
6.875%, 04/15/15	1,500	1,508
QVC (A)
7.500%, 10/01/19	2,755	3,024
7.375%, 10/15/20	415	457
Reynolds Group Issuer (A)
9.875%, 08/15/19	8,370	8,559
9.000%, 04/15/19	4,680	4,610
8.750%, 10/15/16	2,100	2,221
8.500%, 05/15/18	550	549
8.500%, 02/15/21	1,778	1,671
7.875%, 08/15/19	140	151
6.875%, 02/15/21	2,250	2,329

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RJ Tower
12.000%, 06/01/13 (B)	$172	$1
Roadhouse Financing
10.750%, 10/15/17	2,185	2,130
RSC Equipment Rental
10.250%, 11/15/19	100	112
10.000%, 07/15/17 (A)	1,750	2,030
8.250%, 02/01/21	4,544	4,839
Salem Communications
9.625%, 12/15/16	843	929
Sally Holdings
6.875%, 11/15/19 (A)	4,476	4,767
Sealy Mattress
8.250%, 06/15/14	2,351	2,304
Seneca Gaming
8.250%, 12/01/18 (A)	3,905	3,993
Service International
7.625%, 10/01/18	375	431
7.500%, 04/01/27	550	557
7.000%, 06/15/17	310	346
7.000%, 05/15/19	550	595
ServiceMaster
8.000%, 02/15/20 (A)	2,365	2,519
Seven Seas Cruises S de RL
9.125%, 05/15/19 (A)	1,450	1,472
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (A)	300	217
Simmons Bedding
11.250%, 07/15/15 (A)	2,075	2,145
Sinclair Television Group
9.250%, 11/01/17 (A)	725	807
8.375%, 10/15/18	2,425	2,619
Sirius XM Radio (A)
9.750%, 09/01/15	1,425	1,539
8.750%, 04/01/15	1,300	1,476
Spectrum Brands
6.750%, 03/15/20 (A)	770	778
Stanadyne Holdings
12.000%, 02/15/15 (E)	1,575	1,402
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	1,750	1,601
Standard Pacific
10.750%, 09/15/16	445	512
Stewart Enterprises
6.500%, 04/15/19	500	521
Stoneridge
9.500%, 10/15/17 (A)	930	987
Sugarhouse HSP Gaming
8.625%, 04/15/16 (A)	795	843
Taylor Morrison Communities
7.750%, 04/15/20 (A)	1,315	1,341
Tenneco
6.875%, 12/15/20	480	516

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tomkins
9.000%, 10/01/18	$832	$921
Travelport LLC
11.875%, 09/01/16	495	158
UCI International
8.625%, 02/15/19	1,025	1,053
United Rentals North America
10.875%, 06/15/16	2,600	2,944
9.250%, 12/15/19	770	849
8.375%, 09/15/20	1,737	1,798
Univision Communications (A)
8.500%, 05/15/21	5,065	5,014
7.875%, 11/01/20	2,350	2,468
6.875%, 05/15/19	1,750	1,774
UPC Holding
9.875%, 04/15/18 (A)	4,060	4,486
UR Financing Escrow (A)
7.625%, 04/15/22	720	740
7.375%, 05/15/20	150	153
5.750%, 07/15/18	740	758
Vail Resorts
6.500%, 05/01/19	1,790	1,880
Videotron
9.125%, 04/15/18	800	884
5.000%, 07/15/22 (A)	1,975	1,955
Visant
10.000%, 10/01/17	1,235	1,153
Visteon
6.750%, 04/15/19	980	995
WMG Acquisition
11.500%, 10/01/18 (A)	2,165	2,317
9.500%, 06/15/16	850	927
Wynn Las Vegas
7.750%, 08/15/20	1,100	1,209
5.375%, 03/15/22 (A)	400	390
XM Satellite Radio (A)
13.000%, 08/01/13	3,680	4,163
7.625%, 11/01/18	3,325	3,591
YCC Holdings PIK
10.250%, 02/15/16	1,950	1,987

		393,778

Consumer Staples — 3.1%
American Rock Salt
8.250%, 05/01/18 (A)	1,290	1,119
Beverages & More
9.625%, 10/01/14 (A)	3,650	3,805
BI-LO
9.250%, 02/15/19 (A)	3,100	3,286
Bumble Bee Acquisition
9.000%, 12/15/17 (A)	2,559	2,610
Bumble Bee Holdco SCA PIK
9.625%, 03/15/18 (A)	2,250	2,042

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	105

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Central Garden and Pet
8.250%, 03/01/18	$2,005	$2,068
8.250%, 03/01/18 (A)	3,000	3,094
Constellation Brands
7.250%, 05/15/17	1,000	1,133
Cott Beverages
8.375%, 11/15/17	1,700	1,838
8.125%, 09/01/18	950	1,028
Dean Foods
7.000%, 06/01/16	820	843
Del Monte
7.625%, 02/15/19	5,495	5,468
Dole Food
8.000%, 10/01/16 (A)	205	215
Elizabeth Arden
7.375%, 03/15/21	200	217
Fleming
10.125%, 04/01/08 (B)	1,043	—
JBS USA
8.250%, 02/01/20 (A)	1,315	1,351
Michael Foods
9.750%, 07/15/18	1,010	1,110
NBTY
9.000%, 10/01/18	1,980	2,180
Post Holdings
7.375%, 02/15/22 (A)	915	958
Rite Aid
9.750%, 06/12/16	580	642
9.500%, 06/15/17	490	491
9.250%, 03/15/20 (A)	3,700	3,737
8.000%, 08/15/20	10,615	12,221
7.500%, 03/01/17	585	597
Spectrum Brands Holdings
9.500%, 06/15/18 (A)	1,840	2,075
9.500%, 06/15/18	520	586
SuperValu
8.000%, 05/01/16	1,095	1,147
US Foodservice
8.500%, 06/30/19 (A)	2,000	2,025

		57,886

Energy — 7.7%
Afren
10.250%, 04/08/19 (A)	290	304
American Petroleum Tankers Parent
10.250%, 05/01/15	878	919
Antero Resources Finance
9.375%, 12/01/17	1,115	1,207
Arch Coal
8.750%, 08/01/16	975	1,024
7.250%, 06/15/21 (A)	765	706
7.000%, 06/15/19 (A)	450	415

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Atwood Oceanics
6.500%, 02/01/20	$475	$499
Berry Petroleum
6.375%, 09/15/22	520	534
Bill Barrett
7.625%, 10/01/19	1,500	1,523
7.000%, 10/15/22	1,500	1,447
Bluewater Holding BV
3.572%, 07/17/14 (A) (C)	1,200	1,026
BreitBurn Energy Partners
8.625%, 10/15/20	1,020	1,084
7.875%, 04/15/22 (A)	3,090	3,152
Bristow Group
7.500%, 09/15/17	1,680	1,756
Calumet Specialty Products Partners
9.375%, 05/01/19	2,055	2,137
Chaparral Energy
8.250%, 09/01/21	1,880	2,002
Chesapeake Energy
6.875%, 08/15/18	2,400	2,472
6.875%, 11/15/20	44	45
6.625%, 08/15/20	1,414	1,439
6.125%, 02/15/21	1,000	990
Chesapeake Midstream Partners
6.125%, 07/15/22 (A)	475	479
Chesapeake Oilfield Operating
6.625%, 11/15/19 (A)	1,620	1,608
Cimarex Energy
5.875%, 05/01/22	130	133
Cloud Peak Energy Resources
8.250%, 12/15/17	675	688
Comstock Resources
7.750%, 04/01/19	3,795	3,529
Consol Energy
8.250%, 04/01/20	1,450	1,515
8.000%, 04/01/17	1,550	1,616
Continental Resources
7.375%, 10/01/20	1,000	1,110
Copano Energy
7.750%, 06/01/18	3,560	3,729
7.125%, 04/01/21	580	610
Crestwood Midstream Partners
7.750%, 04/01/19 (A)	3,750	3,839
Crosstex Energy
8.875%, 02/15/18	1,915	2,035
Eagle Rock Energy Partners
8.375%, 06/01/19	2,520	2,596
El Paso
7.750%, 01/15/32	295	336
7.250%, 06/01/18	560	627
Encore Acquisition
9.500%, 05/01/16	425	467
Energy Transfer Equity
7.500%, 10/15/20	1,218	1,352

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

EV Energy Partners
8.000%, 04/15/19	$1,310	$1,343
Exterran Holdings
7.250%, 12/01/18	3,500	3,360
Forest Oil
8.500%, 02/15/14	75	80
7.250%, 06/15/19	4,580	4,477
Frontier Oil
6.875%, 11/15/18	1,075	1,118
GMX Resources
11.000%, 12/01/17 (A)	884	738
Gulfmark Offshore
6.375%, 03/15/22 (A)	265	266
Hercules Offshore (A)
10.500%, 10/15/17	1,560	1,634
7.125%, 04/01/17	535	536
Hilcorp Energy I (A)
8.000%, 02/15/20	765	826
7.625%, 04/15/21	505	545
Holly Energy Partners
6.500%, 03/01/20 (A)	400	406
James River Coal
7.875%, 04/01/19	880	598
Kinder Morgan Finance
6.000%, 01/15/18 (A)	3,535	3,752
Kodiak Oil & Gas
8.125%, 12/01/19 (A)	2,270	2,401
Laredo Petroleum
9.500%, 02/15/19	4,601	5,119
Linn Energy
8.625%, 04/15/20	1,520	1,638
7.750%, 02/01/21	385	399
6.500%, 05/15/19 (A)	390	382
6.250%, 11/01/19 (A)	4,180	4,055
MEG Energy
6.500%, 03/15/21 (A)	616	645
Milagro Oil & Gas
10.500%, 05/15/16	1,700	1,326
Murray Energy
10.250%, 10/15/15 (A)	1,020	992
Newfield Exploration
7.125%, 05/15/18	3,040	3,200
6.875%, 02/01/20	850	890
NFR Energy (A)
9.750%, 02/15/17	1,070	915
9.750%, 02/15/17	505	432
Oasis Petroleum
7.250%, 02/01/19	1,060	1,116
Ocean Rig
9.500%, 04/27/16	5,500	5,486
Parker Drilling
9.125%, 04/01/18	1,390	1,473
Peabody Energy (A)
6.250%, 11/15/21	3,270	3,205
6.000%, 11/15/18	840	823

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Penn Virginia
10.375%, 06/15/16	$400	$392
7.250%, 04/15/19	2,175	1,870
Petroleum Development
12.000%, 02/15/18	2,380	2,582
Pioneer Drilling
9.875%, 03/15/18	1,080	1,145
9.875%, 03/15/18 (A)	540	572
Plains Exploration & Production
10.000%, 03/01/16	85	94
7.625%, 06/01/18	1,635	1,737
7.625%, 04/01/20	1,710	1,864
QEP Resources
5.375%, 10/01/22	1,080	1,071
Quicksilver Resources
11.750%, 01/01/16	1,000	1,057
9.125%, 08/15/19	1,215	1,185
7.125%, 04/01/16	450	414
Range Resources
8.000%, 05/15/19	3,500	3,841
5.000%, 08/15/22	1,590	1,570
Regency Energy Partners
6.875%, 12/01/18	2,460	2,601
Samson Investment
9.750%, 02/15/20 (A)	1,335	1,352
SandRidge Energy
8.000%, 06/01/18 (A)	290	296
7.500%, 03/15/21	3,165	3,118
SESI
7.125%, 12/15/21 (A)	3,000	3,240
Targa Resources Partners
7.875%, 10/15/18	1,845	1,974
6.375%, 08/01/22 (A)	3,800	3,857
Tesoro
9.750%, 06/01/19	950	1,083
Thermon Industries
9.500%, 05/01/17	1,056	1,162
Trinidad Drilling
7.875%, 01/15/19 (A)	820	872
Vanguard Natural Resources
7.875%, 04/01/20	515	511
Venoco
8.875%, 02/15/19	530	485
WPX Energy
6.000%, 01/15/22 (A)	605	605

		145,676

Financials — 9.6%
Alliant Holdings I
11.000%, 05/01/15 (A)	3,375	3,540
Ally Financial
8.000%, 11/01/31	5,555	6,124
6.250%, 12/01/17	4,935	5,082
5.500%, 02/15/17	190	190

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	107

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Capital
7.960%, 12/31/13	$77	$78
American International Group
8.175%, 05/15/58 (C)	2,180	2,308
6.250%, 03/15/37	2,405	2,165
BAC Capital Trust VI
5.625%, 03/08/35	2,075	1,920
Bank of America
8.000%, 12/29/49 (C)	1,675	1,718
Bankrate
11.750%, 07/15/15	1,107	1,270
Cardtronics
8.250%, 09/01/18	470	518
Cemex Finance
9.500%, 12/14/16 (A)	250	249
CEVA Group (A)
11.625%, 10/01/16	2,925	3,100
11.500%, 04/01/18	2,500	2,475
8.375%, 12/01/17 (A)	1,210	1,198
CIT Group (A)
7.000%, 05/04/15	270	270
7.000%, 05/02/16	2,026	2,031
7.000%, 05/02/17	11,317	11,345
6.625%, 04/01/18	250	271
5.500%, 02/15/19	1,760	1,795
5.250%, 03/15/18	1,360	1,387
Citigroup Capital XXI
8.300%, 12/21/57 (C)	870	878
City National Bank
9.000%, 08/12/19	3,384	3,995
CNH Capital
6.250%, 11/01/16 (A)	1,780	1,909
CNO Financial Group
9.000%, 01/15/18 (A)	1,450	1,566
Credit Acceptance
9.125%, 02/01/17	4,700	5,076
E*Trade Financial
7.875%, 12/01/15	3,150	3,201
E*Trade Financial PIK
12.500%, 11/30/17	1,036	1,206
Fifth Third Capital Trust IV
6.500%, 04/15/37 (C)	1,440	1,433
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,450	3,838
Ford Motor Credit
6.625%, 08/15/17	1,145	1,269
5.875%, 08/02/21	240	259
5.000%, 05/15/18	3,845	3,983
Ford Motor Credit LLC
12.000%, 05/15/15	380	469
8.000%, 12/15/16	800	928
Fresenius US Finance II
9.000%, 07/15/15 (A)	300	346
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	3,420	2,420

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Host Hotels & Resorts‡
9.000%, 05/15/17	$1,000	$1,106
6.000%, 10/01/21 (A)	200	214
HUB International Holdings
10.250%, 06/15/15 (A)	510	526
9.000%, 12/15/14 (A)	1,381	1,416
Icahn Enterprises
8.000%, 01/15/18	2,000	2,080
8.000%, 01/15/18 (A)	1,500	1,560
7.750%, 01/15/16	2,940	3,043
ILFC E-Capital Trust I
5.030%, 12/21/65 (A) (C)	830	552
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	2,315	1,696
ING Groep
5.775%, 12/29/49 (C)	3,565	3,066
Interactive Data
10.250%, 08/01/18	1,035	1,177
International Lease Finance
8.250%, 12/15/20	990	1,089
Ironshore Holdings US
8.500%, 05/15/20 (A)	4,600	5,005
Jefferies Group
8.500%, 07/15/19	680	755
Kennedy-Wilson
8.750%, 04/01/19	2,250	2,346
Liberty Mutual Group
7.000%, 03/15/37 (A) (C)	2,070	1,863
Lloyds Banking Group (A) (C)
6.267%, 11/14/16	1,265	848
5.920%, 09/29/49	845	566
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,200	—
MPT Operating Partnership‡
6.875%, 05/01/21	4,005	4,185
National Life Insurance
10.500%, 09/15/39 (A)	990	1,244
NCO Group
11.875%, 11/15/14	2,450	2,523
Neuberger Berman Group (A)
5.875%, 03/15/22	880	889
5.625%, 03/15/20	270	272
NSG Holdings
7.750%, 12/15/25 (A)	3,000	3,015
Nuveen Investments
10.500%, 11/15/15	9,735	10,088
Offshore Group Investments
11.500%, 08/01/15	1,025	1,128
Ohio Casualty
7.300%, 06/15/14	905	974
Omega Healthcare Investors‡
7.500%, 02/15/20	3,495	3,757
6.750%, 10/15/22	840	890
PHH
9.250%, 03/01/16	1,625	1,651

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pinnacle Foods Finance
10.625%, 04/01/17	$1,335	$1,408
8.250%, 09/01/17	600	651
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (C)	4,970	3,818
RBS Capital Trust I
4.709%, 12/29/49	1,615	1,001
Realogy (A)
7.875%, 02/15/19	600	600
7.625%, 01/15/20	475	496
Regions Bank
7.500%, 05/15/18	1,000	1,132
Regions Financial
5.750%, 06/15/15	230	241
Regions Financing Trust II
6.625%, 05/15/47 (C)	3,290	3,125
RESPARCS Funding L.P.
8.000%, 12/29/49	740	244
Sabra Health Care‡
8.125%, 11/01/18	4,300	4,558
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	2,500	2,509
4.532%, 02/01/14 (A) (C)	500	470
Spencer Spirit Holdings
11.000%, 05/01/17 (A)	1,940	1,979
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,401
Synovus Financial
7.875%, 02/15/19	970	999
TransUnion Holding
9.625%, 06/15/18 (A)	1,725	1,816
UPCB Finance III
6.625%, 07/01/20 (A)	650	663
USB Realty
1.719%, 12/29/49 (A) (C)	5,000	3,793
USI Holdings
9.750%, 05/15/15 (A)	4,619	4,642
XL Capital
6.500%, 12/31/49 (C)	2,275	1,917
Yankee Acquisition, Ser B
9.750%, 02/15/17	1,735	1,800
8.500%, 02/15/15	627	643

		181,240

Health Care — 9.3%
Acadia Healthcare
12.875%, 11/01/18	1,925	2,050
Accellent
10.000%, 11/01/17	1,350	1,102
8.375%, 02/01/17	830	834
Alere
9.000%, 05/15/16	5,365	5,593

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Renal Associates Holdings
9.750%, 03/01/16	$2,609	$2,752
American Renal Holdings
8.375%, 05/15/18	1,620	1,723
Apria Healthcare Group
12.375%, 11/01/14	1,250	1,247
11.250%, 11/01/14	300	314
Aurora Diagnostics Holdings
10.750%, 01/15/18	5,185	5,133
Biomet
11.625%, 10/15/17	4,755	5,141
10.000%, 10/15/17	6,335	6,818
Biomet PIK
10.375%, 10/15/17	5,105	5,501
BioScrip
10.250%, 10/01/15	4,420	4,785
Catalent Pharma Solutions PIK
9.500%, 04/15/15	4,960	5,096
CHS (A)
8.000%, 11/15/19	5,420	5,608
ConvaTec Healthcare
10.500%, 12/15/18 (A)	1,220	1,254
DaVita
6.625%, 11/01/20	1,756	1,835
6.375%, 11/01/18	715	749
DJO Finance
9.750%, 10/15/17	4,846	3,610
8.750%, 03/15/18 (A)	855	864
7.750%, 04/15/18	4,080	3,346
Endo Pharmaceuticals Holdings
7.250%, 01/15/22	1,910	2,044
7.000%, 07/15/19	3,790	4,046
Fresenius Medical Care US Finance II (A)
5.875%, 01/31/22	160	164
5.625%, 07/31/19	3,445	3,548
GCB Oncology (Escrow Security)
0.000%, 08/15/17	1,525	31
Grifols
8.250%, 02/01/18	1,200	1,299
HCA
9.875%, 02/15/17	105	114
8.000%, 10/01/18	650	709
7.500%, 02/15/22	4,980	5,304
6.500%, 02/15/20	455	478
5.875%, 03/15/22	2,200	2,203
HCA Holdings
7.750%, 05/15/21	3,835	3,964
Health Management Associates
7.375%, 01/15/20 (A)	4,565	4,656
6.125%, 04/15/16	1,040	1,088
Healthsouth
8.125%, 02/15/20	2,000	2,190
7.750%, 09/15/22	825	891
7.250%, 10/01/18	670	715

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	109

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Immucor
11.125%, 08/15/19	$5,465	$6,073
INC Research
11.500%, 07/15/19 (A)	3,215	3,135
Jaguar Holding II
9.500%, 12/01/19 (A)	2,500	2,713
Kindred Healthcare
8.250%, 06/01/19	4,905	4,273
Kinetic Concepts (A)
12.500%, 11/01/19	1,020	959
10.500%, 11/01/18	2,180	2,264
Lantheus Medical Imaging
9.750%, 05/15/17	895	803
Monitronics International
9.125%, 04/01/20 (A)	2,155	2,182
Multiplan
9.875%, 09/01/18 (A)	1,230	1,328
Mylan (A)
7.875%, 07/15/20	1,630	1,817
7.625%, 07/15/17	3,770	4,147
6.000%, 11/15/18	1,215	1,270
OnCure Holdings
11.750%, 05/15/17	600	393
Physio-Control International
9.875%, 01/15/19 (A)	350	367
PSS World Medical
6.375%, 03/01/22 (A)	1,640	1,685
Radiation Therapy Services
9.875%, 04/15/17	985	790
Radnet Management
10.375%, 04/01/18	975	970
Rural
10.125%, 07/15/19 (A)	2,500	2,306
STHI Holding
8.000%, 03/15/18 (A)	1,680	1,781
Surgical Care Affiliates PIK
8.875%, 07/15/15 (A)	1,254	1,261
Symbion PIK
11.000%, 08/23/15	1,366	1,291
Tenet Healthcare
9.250%, 02/01/15	515	572
8.875%, 07/01/19	215	241
8.000%, 08/01/20	1,895	1,952
6.250%, 11/01/18 (A)	1,870	1,931
United Surgical Partners International
8.875%, 05/01/17	325	340
United Surgical Partners International PIK
9.250%, 05/01/17	1,300	1,365
Universal Health Services
7.000%, 10/01/18	1,850	1,980
USPI Finance
9.000%, 04/01/20 (A)	2,430	2,503

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Valeant Pharmaceuticals International) (A)
7.250%, 07/15/22	$1,320	$1,307
7.000%, 10/01/20	8,012	7,972
6.875%, 12/01/18	1,630	1,642
6.750%, 10/01/17	787	797
Vanguard Health Holding II
8.000%, 02/01/18	2,800	2,856
7.750%, 02/01/19 (A)	4,000	3,980
VWR Funding PIK
10.250%, 07/15/15	4,686	4,850

		174,895

Industrials — 9.4%
ACCO Brands
7.625%, 08/15/15	185	190
Accuride
9.500%, 08/01/18	2,300	2,415
ACL I
10.625%, 02/15/16 (A)	2,792	2,799
Actuant
6.875%, 06/15/17	2,000	2,075
Aircastle
9.750%, 08/01/18	710	792
9.750%, 08/01/18 (A)	230	255
7.625%, 04/15/20 (A)	130	130
6.750%, 04/15/17 (A)	395	395
Aleris International
10.000%, 12/15/16 (B)	1,800	—
Aleris International PIK
9.000%, 12/15/14 (B)	725	—
Alion Science & Technology
10.250%, 02/01/15	1,000	560
Alion Science & Technology PIK
12.000%, 11/01/14	2,101	1,975
Alliant Techsystems
6.875%, 09/15/20	2,000	2,135
6.750%, 04/01/16	1,010	1,033
American Airlines 2011-2 Cl A Pass-Through Trust
8.625%, 10/15/21	4,310	4,547
American Axle & Manufacturing
7.875%, 03/01/17	2,156	2,226
American Tire Distributors
9.750%, 06/01/17	485	523
AMGH Merger Sub
9.250%, 11/01/18 (A)	3,387	3,522
Amsted Industries
8.125%, 03/15/18 (A)	775	829
ArvinMeritor
10.625%, 03/15/18	970	1,043
Associated Materials
9.125%, 11/01/17	1,135	1,104

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Atkore International
9.875%, 01/01/18	$2,680	$2,807
AWAS Aviation Capital
7.000%, 10/17/16 (A)	854	891
Baker & Taylor
11.500%, 07/01/13 (A)	1,150	650
BE Aerospace
6.875%, 10/01/20	840	920
Belden
9.250%, 06/15/19	680	748
7.000%, 03/15/17	300	309
Bombardier
5.750%, 03/15/22 (A)	1,335	1,298
Building Materials Corp of America (A)
6.875%, 08/15/18	1,585	1,666
6.750%, 05/01/21	620	658
Case New Holland
7.875%, 12/01/17	735	854
Casella Waste Systems
11.000%, 07/15/14	170	182
7.750%, 02/15/19	900	891
CDW
12.535%, 10/12/17	1,915	2,080
8.500%, 04/01/19	530	563
8.500%, 04/01/19 (A)	635	675
8.000%, 12/15/18	1,700	1,840
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	1,570	1,440
Clean Harbors
7.625%, 08/15/16	405	426
Coleman Cable
9.000%, 02/15/18	2,465	2,594
Columbus McKinnon
7.875%, 02/01/19	400	416
Commercial Barge Line
12.500%, 07/15/17	1,000	1,124
Continental Airlines
7.339%, 04/19/14 (G) (K)	547	555
Continental Airlines 2009-2 Cl B Pass-Through Trust
9.250%, 05/10/17	210	225
CPM Holdings
10.625%, 09/01/14	2,105	2,242
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,065	1,110
Delta Air Lines
12.250%, 03/15/15 (A)	1,950	2,101
Delta Air Lines 2011-1 Cl B Pass-Through Trust
7.125%, 10/15/14 (A)	1,800	1,760
DynCorp International
10.375%, 07/01/17	4,510	3,918

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Emergency Medical Services
8.125%, 06/01/19	$6,614	$6,796
Esterline Technologies
7.000%, 08/01/20	300	332
Express
8.750%, 03/01/18	700	775
General Cable
7.125%, 04/01/17	980	1,009
Geo Group
7.750%, 10/15/17	665	719
6.625%, 02/15/21	500	523
Global Aviation Holdings
14.000%, 08/15/13 (B)	2,507	780
Great Lakes Dredge & Dock
7.375%, 02/01/19	1,160	1,186
Griffon
7.125%, 04/01/18	1,110	1,147
Huntington Ingalls Industries
7.125%, 03/15/21	500	536
Intcomex
13.250%, 12/15/14	4,780	4,792
Interface
7.625%, 12/01/18	810	877
Interline Brands
7.000%, 11/15/18	1,335	1,408
International Lease Finance
8.750%, 03/15/17	2,735	3,043
8.625%, 09/15/15	1,160	1,276
6.250%, 05/15/19	150	148
5.875%, 04/01/19	1,820	1,759
5.750%, 05/15/16	270	270
4.875%, 04/01/15	265	262
International Wire Group Holdings
9.750%, 04/15/15 (A)	975	1,024
Iron Mountain
8.375%, 08/15/21	2,170	2,360
7.750%, 10/01/19	1,250	1,366
Kansas City Southern de Mexico
8.000%, 02/01/18	750	833
6.125%, 06/15/21	500	538
Kratos Defense & Security Solutions
10.000%, 06/01/17	2,695	2,917
Liberty Tire Recycling
11.000%, 10/01/16 (A)	3,725	3,502
Manitowoc
9.500%, 02/15/18	1,785	1,972
8.500%, 11/01/20	720	792
Marquette Transportation
10.875%, 01/15/17	850	896
Masonite International
8.250%, 04/15/21 (A)	1,820	1,893
Meritor
8.125%, 09/15/15	675	712

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	111

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mueller Water Products
8.750%, 09/01/20	$585	$655
7.375%, 06/01/17	1,180	1,162
Neehah Foundry PIK
15.000%, 07/29/15	103	101
Niska Gas Storage US
8.875%, 03/15/18	2,040	1,918
Nortek
8.500%, 04/15/21	1,240	1,228
Oshkosh
8.500%, 03/01/20	1,268	1,381
8.250%, 03/01/17	1,600	1,736
Ply Gem Industries
13.125%, 07/15/14	730	737
8.250%, 02/15/18	810	815
Polymer Group
7.750%, 02/01/19	1,360	1,431
Polypore International
7.500%, 11/15/17	960	1,013
Quality Distribution
9.875%, 11/01/18	4,000	4,390
RBS Global
8.500%, 05/01/18	1,310	1,405
Sabine Pass LNG L.P.
7.500%, 11/30/16 (A)	1,540	1,590
7.500%, 11/30/16	7,275	7,802
Seminole Indian Tribe of Florida (A)
7.750%, 10/01/17	930	1,008
6.535%, 10/01/20	500	503
Sequa
11.750%, 12/01/15 (A)	3,185	3,384
Sequa PIK
13.500%, 12/01/15 (A)	500	531
ServiceMaster
7.450%, 08/15/27	740	631
7.250%, 03/01/38	1,515	1,091
7.100%, 03/01/18	1,000	942
ServiceMaster PIK
10.750%, 07/15/15 (A)	1,390	1,461
Spirit Aerosystems
7.500%, 10/01/17	935	1,007
Swift Services Holdings
10.000%, 11/15/18	550	599
Swift Transportation
12.500%, 05/15/17 (A)	515	546
syncreon Global Ireland
9.500%, 05/01/18 (A)	3,112	3,050
Tempel Steel
12.000%, 08/15/16 (A)	860	843
Terex
10.875%, 06/01/16	950	1,081
8.000%, 11/15/17	1,215	1,258
6.500%, 04/01/20	310	312

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thermadyne Holdings
9.000%, 12/15/17	$1,500	$1,538
9.000%, 12/15/17 (A)	100	103
Ticketmaster Entertainment
10.750%, 08/01/16	4,890	5,263
Titan International
7.875%, 10/01/17	3,420	3,642
Tops Holding
10.125%, 10/15/15	1,250	1,334
Trimas
9.750%, 12/15/17	780	862
United Air Lines
12.000%, 11/01/13 (A)	1,155	1,224
United Air Lines, Ser 95A1
9.020%, 04/19/12 (B)	292	77
9.560%, 10/19/18	458	124
United Maritime Group
11.750%, 06/15/15	3,200	3,324
USG
9.750%, 08/01/14 (A)	1,765	1,942
8.375%, 10/15/18 (A)	1,255	1,286
6.300%, 11/15/16	1,485	1,388

		177,652

Information Technology — 5.8%
Advanced Micro Devices
7.750%, 08/01/20	1,875	2,063
Alcatel-Lucent USA
6.500%, 01/15/28	1,170	916
Amkor Technology
7.375%, 05/01/18	975	1,044
Aspect Software
10.625%, 05/15/17	3,700	3,950
Audatex North America
6.750%, 06/15/18 (A)	1,132	1,189
Avaya
9.750%, 11/01/15	1,265	1,246
7.000%, 04/01/19 (A)	1,930	1,935
Avaya PIK
10.125%, 11/01/15	4,408	4,363
CommScope
8.250%, 01/15/19 (A)	2,055	2,189
Compucom Systems
12.500%, 10/01/15 (A)	4,605	4,835
Emdeon
11.000%, 12/31/19 (A)	1,090	1,232
Epicor Software
8.625%, 05/01/19	2,715	2,776
Fidelity National Information Services
7.875%, 07/15/20	600	666
7.625%, 07/15/17	1,230	1,347
7.625%, 07/15/17 (A)	240	262
5.000%, 03/15/22 (A)	1,585	1,561

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data
12.625%, 01/15/21	$2,334	$2,340
11.250%, 03/31/16	4,655	4,213
8.875%, 08/15/20 (A)	830	900
8.250%, 01/15/21 (A)	1,052	1,028
7.375%, 06/15/19 (A)	1,160	1,182
First Data PIK
10.550%, 09/24/15	484	491
8.750%, 01/15/22 (A)	4,735	4,569
Freescale Semiconductor
10.125%, 03/15/18 (A)	212	236
9.250%, 04/15/18 (A)	3,688	4,038
8.050%, 02/01/20	560	563
GXS Worldwide
9.750%, 06/15/15	6,365	6,190
iGate
9.000%, 05/01/16	6,269	6,810
Kemet
10.500%, 05/01/18 (A)	1,710	1,838
Lawson Software
9.375%, 04/01/19 (A)	7,755	8,026
MagnaChip Semiconductor
10.500%, 04/15/18	2,540	2,832
Mantech International
7.250%, 04/15/18	510	543
MEMC Electronic Materials
7.750%, 04/01/19	790	628
NXP BV/NXP Funding LLC
9.750%, 08/01/18 (A)	3,315	3,746
NXP Funding LLC
10.000%, 07/15/13 (A)	364	395
Open Solutions
9.750%, 02/01/15 (A)	4,200	3,444
Sabre Holdings
8.350%, 03/15/16	1,380	1,252
Sensata Technologies BV
6.500%, 05/15/19 (A)	5,448	5,699
SSI Investments II
11.125%, 06/01/18	1,055	1,171
STATS ChipPAC
7.500%, 08/12/15 (A)	2,375	2,547
Stratus Technologies Bermuda
12.000%, 03/29/15	2,243	1,979
Stream Global Services
11.250%, 10/01/14	1,350	1,404
Sungard Data Systems
10.250%, 08/15/15	2,985	3,101
7.375%, 11/15/18	810	861
Taminco Global Chemical
9.750%, 03/31/20 (A)	1,950	2,028
Travelport
9.875%, 09/01/14	805	509
Unisys
12.750%, 10/15/14 (A)	898	1,001

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zayo Group
10.250%, 03/15/17	$1,375	$1,537

		108,675

Materials — 5.8%
AK Steel
7.625%, 05/15/20	1,425	1,375
Aleris International
7.625%, 02/15/18	1,340	1,402
Algoma Acquisition
9.875%, 06/15/15 (A)	1,415	1,288
AM Castle
12.750%, 12/15/16 (A)	580	628
APERAM
7.750%, 04/01/18 (A)	990	955
ARD Finance PIK
11.125%, 06/01/18 (A)	2,417	2,380
Ardagh Packaging Finance (A)
9.125%, 10/15/20	1,660	1,780
7.375%, 10/15/17	500	536
Ashland
9.125%, 06/01/17	1,620	1,796
Ball
5.000%, 03/15/22	1,400	1,404
Berry Plastics
10.250%, 03/01/16	710	735
9.750%, 01/15/21	3,225	3,523
Boise Paper Holdings
9.000%, 11/01/17	1,270	1,400
BWAY Holding
10.000%, 06/15/18	1,130	1,240
Cascades
7.750%, 12/15/17	700	700
Celanese US Holdings
6.625%, 10/15/18	550	586
Cemex
9.000%, 01/11/18 (A)	420	396
CF Industries
6.875%, 05/01/18	3,625	4,182
Chemtura
7.875%, 09/01/18	1,085	1,166
Clearwater Paper
7.125%, 11/01/18	865	917
Domtar
9.500%, 08/01/16	275	334
FMG Resources August 2006 Pty (A)
8.250%, 11/01/19	685	719
7.000%, 11/01/15	635	648
6.875%, 02/01/18	2,140	2,140
6.875%, 04/01/22	1,345	1,311
6.375%, 02/01/16	670	668
6.000%, 04/01/17	170	168

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	113

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Georgia-Pacific LLC
8.000%, 01/15/24	$1,690	$2,151
Graphic Packaging International
7.875%, 10/01/18	1,170	1,296
Headwaters
7.625%, 04/01/19	1,215	1,182
Hexion US Finance
9.000%, 11/15/20	1,390	1,293
8.875%, 02/01/18	1,665	1,723
Huntsman International
8.625%, 03/15/20	435	486
8.625%, 03/15/21	1,385	1,555
5.500%, 06/30/16	170	170
Ineos Finance
8.375%, 02/15/19 (A)	2,140	2,263
Ineos Group Holdings PLC
8.500%, 02/15/16 (A)	5,500	5,198
JMC Steel Group
8.250%, 03/15/18 (A)	1,215	1,264
Kinove German Bondco GmbH
9.625%, 06/15/18 (A)	1,825	1,898
Longview Fibre Paper & Packaging
8.000%, 06/01/16 (A)	1,505	1,533
Lyondell Chemical
11.000%, 05/01/18	2,785	3,077
8.000%, 11/01/17	326	366
LyondellBasell Industries (A)
6.000%, 11/15/21	705	740
5.750%, 04/15/24	1,390	1,387
MacDermid
9.500%, 04/15/17 (A)	1,300	1,349
Midwest Vanadium Pty
11.500%, 02/15/18 (A)	1,100	759
Millar Western Forest Products
8.500%, 04/01/21 (A)	1,000	793
Mirabela Nickel
8.750%, 04/15/18 (A)	2,125	1,827
Momentive Performance Materials
11.500%, 12/01/16	1,010	838
9.000%, 01/15/21	1,960	1,715
Momentive Performance Materials PIK
1.996%, 06/04/17 2 (G) (J) (K)	1,794	1,517
NewPage
11.375%, 12/31/14 (B)	380	255
Nexeo Solutions
8.375%, 03/01/18 (A)	1,665	1,648
Noranda Aluminium Acquisition PIK
4.659%, 05/15/15 (C)	1,182	1,141
Novelis
8.750%, 12/15/20	490	537
8.375%, 12/15/17	1,865	2,024

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Packaging Dynamics
8.750%, 02/01/16 (A)	$3,339	$3,506
PolyOne
7.375%, 09/15/20	690	731
Pregis
12.375%, 10/15/13	3,856	3,878
Rain CII Carbon
8.000%, 12/01/18 (A)	310	325
Reichhold Industries
9.000%, 08/15/14 (A)	1,969	1,024
Rhodia
6.875%, 09/15/20 (A)	1,970	2,167
Ryerson
12.000%, 11/01/15	1,215	1,245
Ryerson Holding
32.380%, 02/01/15 (D)	1,710	778
Scotts Miracle-Gro
7.250%, 01/15/18	655	706
Sealed Air (A)
8.375%, 09/15/21	1,830	2,056
8.125%, 09/15/19	865	955
Solutia
8.750%, 11/01/17	1,150	1,304
7.875%, 03/15/20	865	1,014
Standard Steel
12.000%, 05/01/15 (A)	2,850	3,249
SunCoke Energy
7.625%, 08/01/19	2,435	2,502
Verso Paper Holdings
11.750%, 01/15/19 (A)	665	685
8.750%, 02/01/19	3,025	1,664
Vertellus Specialties
9.375%, 10/01/15 (A)	5,180	3,937
Vulcan Materials
7.500%, 06/15/21	280	310
6.500%, 12/01/16	280	300

		108,698

Telecommunication Services — 4.8%
CenturyLink
5.800%, 03/15/22	1,020	996
Cincinnati Bell
8.375%, 10/15/20	1,415	1,422
Clearwire Communications (A)
14.750%, 12/01/16	125	137
12.000%, 12/01/15	775	763
12.000%, 12/01/15	2,960	2,916
Cogent Communications Group
8.375%, 02/15/18 (A)	590	628
Cricket Communications
7.750%, 10/15/20	1,935	1,901
Crown Castle International
9.000%, 01/15/15	1,365	1,501

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Digicel Group (A)
10.500%, 04/15/18	$2,160	$2,387
8.875%, 01/15/15	385	392
8.250%, 09/01/17	3,244	3,430
Eileme 2
11.625%, 01/31/20 (A)	595	620
Frontier Communications
8.500%, 04/15/20	670	705
GCI
8.625%, 11/15/19	875	953
Hughes Satellite Systems
7.625%, 06/15/21	2,340	2,510
6.500%, 06/15/19	590	617
Inmarsat Finance
7.375%, 12/01/17 (A)	2,125	2,268
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,435	1,320
Intelsat Jackson Holdings
11.250%, 06/15/16	2,000	2,105
7.250%, 04/01/19	1,865	1,961
7.250%, 10/15/20	1,305	1,372
Intelsat Luxembourg
11.250%, 02/04/17	2,230	2,319
Intelsat Luxembourg PIK
11.500%, 02/04/17 (A)	4,160	4,285
11.500%, 02/04/17	3,512	3,652
ITC Deltacom
10.500%, 04/01/16	730	766
Level 3 Communications
11.875%, 02/01/19	1,860	2,120
Level 3 Escrow
8.125%, 07/01/19 (A)	755	780
Level 3 Financing
10.000%, 02/01/18	1,820	1,993
9.375%, 04/01/19	1,165	1,273
8.625%, 07/15/20 (A)	485	509
4.506%, 02/15/15 (C)	2,850	2,757
Lucent Technologies
6.450%, 03/15/29	2,140	1,691
MetroPCS Wireless
7.875%, 09/01/18	1,350	1,421
6.625%, 11/15/20	675	671
Nextel Communications
6.875%, 10/31/13	150	150
NII Capital
7.625%, 04/01/21	590	577
PAETEC Holding
9.875%, 12/01/18	1,960	2,215
8.875%, 06/30/17	700	759
Sable International Finance MTN (A)
8.750%, 02/01/20	68	72
7.750%, 02/15/17	2,360	2,466
Satmex Escrow
9.500%, 05/15/17	640	659
9.500%, 05/15/17 (A)	65	66

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SBA Telecommunications
8.250%, 08/15/19	$175	$193
Sprint Capital
8.750%, 03/15/32	7,680	6,586
Sprint Nextel
9.125%, 03/01/17 (A)	1,670	1,662
9.000%, 11/15/18 (A)	1,700	1,866
8.375%, 08/15/17	1,155	1,115
7.000%, 03/01/20 (A)	2,335	2,370
Telesat Canada
12.500%, 11/01/17	760	849
UPCB Finance V
7.250%, 11/15/21 (A)	3,105	3,284
UPCB Finance VI
6.875%, 01/15/22 (A)	1,098	1,134
Virgin Media Finance
5.250%, 02/15/22	1,000	991
Virgin Media Finance PLC
8.375%, 10/15/19	670	750
West
7.875%, 01/15/19	1,205	1,283
Wind Acquisition Finance (A)
11.750%, 07/15/17	3,140	3,093
7.250%, 02/15/18	1,065	1,004
Windstream
8.125%, 09/01/18	510	546
7.750%, 10/01/21	600	642
7.500%, 04/01/23	2,020	2,081

		91,554

Utilities — 1.8%
AES
9.750%, 04/15/16	870	1,018
8.000%, 10/15/17	370	417
7.375%, 07/01/21 (A)	1,100	1,215
Calpine (A)
7.875%, 07/31/20	3,237	3,520
7.875%, 01/15/23	485	524
7.500%, 02/15/21	3,217	3,434
7.250%, 10/15/17	300	318
Elwood Energy
8.159%, 07/05/26	654	665
Energy Future Holdings
10.000%, 01/15/20	245	266
10.000%, 12/01/20	10,889	11,869
GenOn Energy
9.875%, 10/15/20	575	523
Mirant (Escrow Security)
0.000%, 07/15/04 (B)	450	5
Mirant Americas Generation LLC
8.500%, 10/01/21	1,010	889
North American Energy Alliance
10.875%, 06/01/16	1,100	1,213

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	115

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NRG Energy
8.250%, 09/01/20	$395	$389
7.875%, 05/15/21	2,170	2,083
7.625%, 01/15/18	1,120	1,123
7.625%, 05/15/19	2,000	1,930
Public Service of New Mexico
7.950%, 05/15/18	2,600	3,156

		34,557

Total Corporate Obligations (Cost $1,438,308) ($ Thousands)		1,474,611

COLLATERALIZED DEBT OBLIGATIONS — 8.2%

Financials — 2.0%
CIFC Funding, Ser 2007-3A, Cl B
1.809%, 07/26/21 (A) (C)	2,500	1,931
CIT CLO, Ser 2007-1A, Cl D
2.474%, 06/20/21 (A) (C)	2,800	1,988
Commercial Industrial Finance, Ser 2006-1BA, Cl B2L
4.474%, 12/22/20 (C)	2,386	1,670
Commercial Industrial Finance, Ser 2006-2A
4.488%, 03/01/21 (A) (C)	3,138	2,228
Commercial Industrial Finance, Ser 2007-1A
4.413%, 05/10/21 (C)	2,009	1,386
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.847%, 08/01/21 (A) (C)	12,509	10,852
Rockwall CDO, Ser 2006-1A, Cl A1LB
1.047%, 08/01/21 (A) (C)	20,459	14,730
Rockwall CDO, Ser 2006-1A, Cl A2L
1.197%, 08/01/21 (A) (C)	3,247	2,305

		37,090

Other Asset-Backed Securities — 6.2%
AMMC CDO, Ser 2011-9A
0.000%, 01/15/22 (A) (C)	2,419	2,117
AMMC CDO, Ser 2012-10A
0.000%, 04/11/22 (A) (C)	2,934	2,641
Claris III
0.847%, 08/04/21	3,875	2,984
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
2.103%, 11/15/20 (A) (C)	694	493
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl D1
5.000%, 01/15/19 (A) (C)	2,816	2,366
Grayson CLO, Ser 2006-1A, Cl B
1.247%, 11/01/21 (A) (C)	4,945	3,165

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.317%, 04/17/21 (A) (C)	$2,386	$1,670
ICE EM CLO, Ser 2007-1A, Cl A2
1.356%, 08/15/22 (A) (C)	6,490	5,078
ICE EM CLO, Ser 2007-1A, Cl A3
1.606%, 08/15/22 (A) (C)	3,872	2,846
Jasper CLO, Ser 2005-1A, Cl B
1.127%, 08/01/17 (A) (C)	1,826	1,506
Lightpoint CLO, Ser 2007-7A, Cl D
4.503%, 05/15/21 (A) (C)	2,956	2,008
Newstar Trust, Ser 2007-1A, Cl A1
0.729%, 09/30/22 (A) (C)	7,400	6,808
Red River CLO, Ser 2006-1A, Cl C
1.267%, 07/27/18 (C)	5,456	3,655
Red River CLO, Ser 2006-1A, Cl D
2.197%, 07/27/18 (C)	6,177	3,706
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.797%, 08/01/24 (A) (C)	68,184	57,275
Stone Tower CDO, Ser 2004-1A, Cl A2L
1.803%, 01/29/40 (A) (C)	4,215	3,435
Stone Tower CDO, Ser 2005-2A, Cl A1LB
1.005%, 11/17/40 (A) (C)	8,509	7,020
Tricadia CDO, Ser 2007-1AR, Cl A2L
0.989%, 02/28/16 (A) (C)	6,772	6,044
Westwood CDO, Ser 2007-2A, Cl D
2.360%, 04/25/22 (A) (C)	3,367	2,222

		117,039

Total Collateralized Debt Obligations (Cost $151,859) ($ Thousands)		154,129

LOAN PARTICIPATIONS — 6.2%
Affinion Group Holdings
5.000%, 10/08/16	997	944
Alliance Laundry Systems
6.750%, 09/23/16	71	71
6.250%, 09/23/16	1,259	1,257
Alliant Holdings I
6.750%, 08/21/14	477	478
API Technologies, Term Loan B
7.750%, 06/27/16	748	741
Asurion, 1st Lien Term Loan
6.250%, 06/10/18	920	890
Asurion, 2nd Lien Term Loan
9.000%, 05/20/19	3,300	3,337
Asurion, Term Loan
11.000%, 09/02/19	1,600	1,618
Attachmate, 1st Lien Term Loan
6.500%, 02/25/17	1,706	1,692
Brock Holdings
10.000%, 03/16/18	390	380
Caribbean Restaurants, Term Loan B
9.000%, 02/15/17	100	100

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Central Parking
2.400%, 05/22/14	$608	$600
Central Parking, 1st Lien
2.750%, 05/22/14	1,396	1,377
Cequel Communications
4.000%, 02/10/19	1,050	1,041
CKX, Term Loan B
9.000%, 06/21/17	669	562
Claire’s Stores
3.301%, 05/27/14	150	143
3.301%, 05/29/14	132	125
2.994%, 05/27/14	381	362
2.994%, 05/29/14	274	260
Clear Channel
3.894%, 01/29/16	887	717
Crestwood Holdings, Term Loan
9.750%, 03/20/18	1,750	1,777
Cumulus Media Holdings, Term Loan
5.750%, 09/16/18	1,321	1,327
DAE Aviation Holdings, Tranche B-1
5.560%, 07/31/14	1,532	1,511
DAE Aviation Holdings, Tranche B-2
5.560%, 09/27/14	1,460	1,440
5.410%, 09/27/14	4	4
Dex Media West
7.250%, 10/24/14	1,577	1,003
0.000%, 10/24/14 (H)	850	541
Dynegy Midwest Generation
9.250%, 08/05/16	3,794	3,871
0.000%, 08/05/16 (H)	930	949
Dynegy Power, 1st Lien Term Loan
9.250%, 08/05/16	1,637	1,708
Eastman Kodak
8.500%, 07/26/13	460	467
El Paso, Bridge Loan
0.000%, 10/31/12 (H)(L)	1,575	—
EP Energy LLC
0.000%, 03/29/13	1,350	1,350
First Data
4.242%, 03/24/18	1,072	976
First Data, Initial Tranche B-1
2.995%, 09/24/14	1,314	1,265
First Data, Term Loan B-3
2.995%, 09/24/14	248	239
Firth Rixson, Facility B
5.079%, 12/18/15	500	473
Firth Rixson, Facility C
5.579%, 12/20/16	500	476
Global Aviation Holdings
12.500%, 09/27/12	425	425
0.500%, 09/27/12 (L)	850	—
Guitar Center, Extended Term Loan
5.730%, 04/09/17	1,833	1,736
Harrah’s Entertainment B6
5.492%, 01/28/18	2,441	2,205

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harrah’s Operating
9.500%, 01/28/15	$2,940	$3,018
Inc Research
7.000%, 07/12/18	896	896
Infor Global Enterprise Solutions
6.491%, 03/02/14	1,283	1,277
Infor Global Solutions
8.250%, 08/29/14	3,880	3,877
Infor Global Solutions, 2nd Lien
6.491%, 03/02/14	2,217	2,205
Infor Global Solutions, Term Loan B-2
7.250%, 07/28/15	3,000	2,985
Intelsat Jackson Holdings
2.742%, 02/01/14	2,100	2,046
Kalispel Tribal Economic Authority
7.500%, 01/31/17	2,690	2,582
Lawson Software
6.750%, 07/05/17	3,731	3,734
Medical Card
12.000%, 09/15/15	1,420	1,136
Merrill Communications
7.500%, 12/24/12	1,100	1,027
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	300	—
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
0.000%, 02/28/16 (H)	2,110	2,140
Mohegan Tribal Gaming Authority, Term Loan B
9.000%, 02/28/16	210	213
NCO Group
8.000%, 05/15/13	887	882
Nelson Edu, Term Loan B-1L
2.970%, 07/05/14	978	865
Nuveen Investments
0.000%, 05/13/17 (H)	330	329
Nuveen Investments, 2nd Lien Term Loan
8.250%, 02/23/19	1,850	1,870
Nuveen Investments, Term Loan
0.000%, 02/23/19 (H)	935	945
Nuveen Investments, Term Loan B
7.250%, 05/13/17	1,950	1,957
Obsidian Natural Gas Trust
7.000%, 11/02/15	1,967	1,977
Ocwen Financial, Term Loan B
7.000%, 09/01/16	905	906
Open Link Financial, Term Loan
7.750%, 10/26/17	998	999
PQ
6.750%, 06/14/14	1,297	1,243
Realogy, Extended Synthetic Commitment
4.770%, 10/10/16	709	660

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	117

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rite Aid
4.500%, 02/17/18	$2,138	$2,107
Sabre Holdings
6.301%, 09/29/17	111	106
5.994%, 09/29/17	288	274
Sabre, Initial Term Loan
2.551%, 09/30/14	362	337
2.244%, 09/30/14	934	870
0.000%, 09/30/14 (H)	250	233
Sandridge Energy, Bridge Loan (H)
0.000%, 06/04/12 (L)	2,025	—
0.000%, 02/02/17	920	920
Shield Finance
7.750%, 06/15/16	1,421	1,428
SpringLeaf Financial
5.500%, 05/06/17	2,950	2,709
Summit Materials, Term Loan B
6.000%, 01/24/19	1,400	1,406
Sun Healthcare
8.750%, 09/23/16	1,914	1,816
Syniverse Holdings
9.125%, 01/15/19	1,440	1,588
Targa Resources
3.241%, 02/09/15	1,716	1,716
Targus Group International, Term Loan B
0.000%, 05/24/16 (H)	399	396
Texas Competitive Electric Holdings, Extending Term Loan
4.743%, 10/10/17	5,118	2,839
3.743%, 10/10/14	7,057	4,294
The Telex Group, 1st Lien Term Loan B
7.750%, 09/22/17	100	101
United Rentals, Bridge Loan
0.000%, 09/15/12 (H)(L)	2,550	—
Univision Communications, 1st Lien Term Loan B
0.000%, 03/31/17 (H)(I)	2,100	1,947
Univision Communications, Term B Loan
4.491%, 03/31/17	1,000	927
Vertafore
9.750%, 10/27/17	560	561
Walter Investment Management
7.750%, 06/16/17	3,660	3,668
Web.com Group
7.000%, 10/27/17	2,479	2,451
Wide Open West Finance
6.492%, 06/27/15	3,075	2,967

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Zuffa
7.500%, 06/18/15	$1,706	$1,702

Total Loan Participations (Cost $115,793) ($ Thousands)		117,570

MUNICIPAL BONDS — 0.6%
Buckeye Tobacco Settlement Finance Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.375%, 06/01/24	210	171
5.125%, 06/01/24	610	485
Golden State Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/47	2,000	1,527
5.125%, 06/01/47	1,850	1,273
New Jersey Tobacco Settlement Financing, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	7,050	5,320
4.750%, 06/01/34	3,290	2,477

Total Municipal Bonds (Cost $9,779) ($ Thousands)		11,253

PREFERRED STOCK — 0.4%
Ally Financial, (A)	27	6,678
Dana Holding, (A)	5	721
General Motors,	5	201

Total Preferred Stock (Cost $6,252) ($ Thousands)		7,600

CONVERTIBLE BONDS — 0.3%
Liberty Media CV to 16.7764
3.750%, 02/15/30	3,200	1,736
Liberty Media CV to 22.94686
4.000%, 11/15/29	1,715	977
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	2,200	4
Nortel Networks CV to 31.25
2.125%, 04/15/14 (B)	1,660	1,623
Vector Group CV to 48.8281
12.921%, 06/15/26 (C)	373	418

Total Convertible Bonds (Cost $4,858) ($ Thousands)		4,758

AUCTION RATE PREFERRED SECURITIES — 0.2%
Invesco Insured Municipal Trust (C)	15,500	1,472
Invesco Van Kampen Senior Income Trust (C)	18,250	1,716

Total Auction Rate Preferred Securities (Cost $2,979) ($ Thousands)		3,188

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.1%

Other Asset-Backed Securities — 0.1%
Airplanes Pass-Through Trust, Ser 2001-1A
0.792%, 03/15/19 (C) (G) (K)	$1,415	$860
Cajun Global LLC, Ser 2011-1A
5.955%, 02/20/41 (A)	1,239	1,298
Dominos Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42 (A)	500	512

Total Asset-Backed Securities (Cost $2,661) ($ Thousands)		2,670

	Number of Warrants

WARRANTS — 0.1%
Alion Science & Technology, Expires 03/15/17*	1,790	—
CUI Acquisition (G) (J) (K)	47,444	2,159

Total Warrants (Cost $4,033) ($ Thousands)		2,159

COMMON STOCK — 0.1%
Aventine Renewable Energy Holdings* (A)	70,573	237

Description	Shares	Market Value ($ Thousands)

Core-Mark Holding	740	$30
Dana Holding	67,046	1,039
Delta Air Lines*	2,568	26
GMX Resources*	19,990	26
Neenah Enterprises* (G) (K)	17,244	78
Quad	311	4
United Continental Holdings*	35	1
VSS AHC, Cl A* (G) (J) (K)	27,106	323

Total Common Stock (Cost $3,528) ($ Thousands)		1,764

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.180%**† (I)	6,083	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.080%**†	96,424,100	96,424

Total Cash Equivalent (Cost $96,424) ($ Thousands)		96,424

Total Investments — 99.5% (Cost $1,836,480) ($ Thousands)		$1,876,132

A summary of outstanding swap agreements held by the Fund at March 31, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.17-V1 Index	BUY	5.00%	12/20/16	$17,460	$(978)

Percentages are based on a Net Assets of $1,884,719 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2012.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2012. The date reported on the Schedule of Investments is the next reset date.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2012. The coupon on a step bond changes on a specified date.

(F)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total value of securities on loan at March 31, 2012 was $608 ($ Thousands).

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $5,513 ($ Thousands) and represented 0.29% of Net Assets.
(H)	Unsettled bank loan. Interest rate not available.

(I)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2012 was $6 ($ Thousands).

(J)	Securities considered restricted. The total value of such securities as of March 31, 2012 was $4,020 ($ Thousands) and represented 0.21% of Net Assets.

(K)	Securities considered illiquid. The total value of such securities as of March 31, 2012 was $5,513 ($ Thousands) and represented 0.29% of Net Assets.

(L)	Unfunded bank loan.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	119

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

March 31, 2012

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,461,110	$13,501	$1,474,611
Collateralized Debt Obligations	—	—	154,129	154,129
Loan Participations	—	112,932	4,638	117,570
Municipal Bonds	—	11,253	—	11,253
Preferred Stock	922	6,678	—	7,600
Convertible Bonds	—	4,754	4	4,758
Auction Rate Preferred Securities	—	—	3,188	3,188
Asset-Backed Securities	—	1,372	1,298	2,670
Warrants	—	—	2,159	2,159
Common Stock	1,126	237	401	1,764
Affiliated Partnership	—	6	—	6
Cash Equivalent	96,424	—	—	96,424

Total Investments in Securities	$98,472	$1,598,342	$179,318	$1,876,132

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*	$—	$(978)	$—	$(978)

Total Other Financial Instruments	$—	$(978)	$—	$(978)

*	Swaps are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Loan Participations	Convertible Bonds	Auction Rate preferred Securities	Asset-Backed Securities	Warrants	Common Stock
Beginning balance as of October 1, 2011	$6,515	$108,629	$12,005	$982	$9,620	$1,310	$2,948	$401
Accrued discounts/premiums	57	618	15	—	—	—	—	—
Realized gain/(loss)	(2,219)	2,684	13	—	1,127	—	—	(84)
Change in unrealized appreciation/(depreciation)	2,197	7,058	(88)	—	(409)	9	(789)	89
Purchases	544	67,641	5,235	—	—	—	—	—
Sales	(35)	(32,501)	(10,234)	—	(7,150)	(21)	—	(5)
Transfer into Level 3	6,577	—	—	—	—	—	—	—
Transfer out of Level 3	(135)	—	(2,308)	(978)	—	—	—	—

Ending balance as of March 31, 2012	$13,501	$154,129	$4,638	$4	$3,188	$1,298	$2,159	$401

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(117)	$8,673	$(135)	$—	$201	$—	$(789)	$—

During the period ended March 31, 2012, there have been no transfers between

Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2012, there have been no transfers between

Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

March 31, 2012

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.5%

U.S. Treasury Inflation Protected Security
2.625%, 07/15/17	$14,026	$16,863
2.375%, 01/15/17	24,952	29,227
2.000%, 01/15/14	37,292	39,856
2.000%, 07/15/14 (A)	32,918	35,858
2.000%, 01/15/16 (A)	25,724	29,052
1.875%, 07/15/13	33,686	35,454
1.875%, 07/15/15 (A)	28,667	31,972
1.625%, 01/15/15	34,781	37,898
1.250%, 04/15/14	36,736	38,964
0.500%, 04/15/15	46,570	49,372
0.125%, 04/15/16	72,909	77,009

Total U.S. Treasury Obligations (Cost $410,568) ($ Thousands)		421,525

AFFILIATED PARTNERSHIP — 9.6%
SEI Liquidity Fund, L.P. 0.180%*† (B)	41,213,289	41,213

Total Affiliated Partnership (Cost $41,213) ($ Thousands)		41,213

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%*†	5,202,055	5,202

Total Cash Equivalent (Cost $5,202) ($ Thousands)		5,202

Total Investments — 109.3% (Cost $456,983) ($ Thousands)		$467,940

Percentages are based on a Net Assets of $428,046 ($ Thousands)

*	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Investment in Affiliated Security (see Note 5)

(A)	This security or a partial position of this security is on loan at March 31, 2012 (see Note 9). The total value of securities on loan at March 31, 2012 was $40,218 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities on loan (see Note 9). The total value of such securities as of March 31, 2012 was $ 41,213 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$421,525	$—	$421,525
Affiliated Partnership	—	41,213	—	41,213
Cash Equivalent	5,202	—	—	5,202

Total Investments in Securities	$5,202	$462,738	$—	$467,940

During the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	121

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 82.1%
AQR Diversified Arbitrage Fund, Class I	3,653,993	$40,523
Altegris Macro Strategy Fund, Class I	869,895	8,333
Altegris Managed Futures Strategy Fund, Class I	3,225,807	30,581
Driehaus Active Income Fund	3,804,825	40,293
DWS Disciplined Market Neutral Fund, Institutional Class	1,193,954	11,462
Eaton Vance Global Macro Absolute Return Fund, Class I	3,128,860	31,163
Merger Fund	2,955,781	46,584
MutualHedge Frontier Legends Fund, Class I	2,144,527	20,995
TFS Market Neutral Fund	1,310,516	19,658
The Arbitrage Fund, Class I, Cl I	1,638,602	21,629

Total Registered Investment Companies (Cost $276,427) ($ Thousands)		271,221

COMMON STOCK — 7.1%

Consumer Discretionary — 0.5%
Abercrombie & Fitch, Cl A	2,960	147
CBS, Cl B	3,970	135
Coach	1,100	85
Family Dollar Stores	1,710	108
Ford Motor	6,520	81
Guess?	4,600	144
Las Vegas Sands	1,430	82
Ralph Lauren, Cl A	580	101
Shutterfly*	2,480	78
Starwood Hotels & Resorts Worldwide	9,260	522
Titan International	6,260	148
Wynn Resorts	800	100
Yum! Brands	970	69

		1,800

Consumer Staples — 0.2%
Brown-Forman, Cl B	1,900	159
Coca-Cola	1,450	107
Colgate-Palmolive	1,290	126
Kellogg	2,910	156
Sara Lee	4,760	103

		651

Energy — 0.4%
Anadarko Petroleum	1,540	121
Cabot Oil & Gas	2,820	88

Description	Shares	Market Value ($ Thousands)

Concho Resources*	970	$99
Devon Energy	3,610	257
Exxon Mobil	1,430	124
HollyFrontier	1,810	58
National Oilwell Varco	1,220	97
Noble Energy	1,570	153
Schlumberger	1,330	93
Transocean	2,730	149
Weatherford International*	9,130	138

		1,377

Financials — 2.1%
Affiliated Managers Group*	1,430	160
AIA Group	52,831	194
American Express	7,060	408
American Safety Insurance Holdings*	520	10
American Tower, Cl A†	2,470	156
AON	5,650	277
Camden Property Trust†	1,330	87
Cardinal Financial	1,200	14
Cardtronics*	5,810	153
CBRE Group, Cl A*	5,330	106
China Construction Bank, Cl H	180,200	139
Chubb	4,820	333
CME Group	550	159
CNO Financial Group*	16,590	129
Comerica	9,530	308
Compartamos	289,490	328
Discover Financial Services	3,240	108
DNB	9,364	120
Education Realty Trust†	10,040	109
First Connecticut Bancorp	4,320	57
First Republic Bank*	8,270	272
Fortegra Financial*	14,340	120
Franklin Resources	1,240	154
Invesco	13,890	370
JPMorgan Chase	4,030	185
Keycorp	18,080	154
Kilroy Realty†	2,330	109
Manning & Napier, Cl A	5,450	80
MarketAxess Holdings	3,680	137
Metropolitan Bank & Trust	67,010	136
Ocwen Financial*	4,850	76
OmniAmerican Bancorp*	3,850	75
ProAssurance	1,830	161
RenaissanceRe Holdings	2,390	181
Signature Bank NY*	1,900	120
Simon Property Group†	1,050	153
Standard Chartered	5,252	131
State Street	5,790	263
Tanger Factory Outlet Centers†	3,360	100
TD Ameritrade Holding	8,920	176
Tompkins Financial, Cl US	4,890	196

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Shares	Market Value ($ Thousands)

Wells Fargo	3,620	$124
West Coast Bancorp*	4,180	79

		6,907

Health Care — 1.9%
Abbott Laboratories	1,890	116
Acadia Healthcare*	5,200	85
Akorn*	6,400	75
Alere*	2,210	57
Alexion Pharmaceuticals*	850	79
Allergan	1,920	183
AmerisourceBergen	5,980	237
Amicus Therapeutics*	8,580	45
Ariad Pharmaceuticals*	5,930	95
Arqule*	2,220	16
Arthrocare*	2,140	57
Astellas Pharma	3,710	153
AVI BioPharma*	13,690	21
BioMarin Pharmaceuticals*	2,790	96
Bristol-Myers Squibb	3,100	105
Cardinal Health	1,840	79
Catalyst Health Solutions*	4,250	271
Cerner*	4,680	356
Covidien	7,250	396
Cubist Pharmaceuticals*	1,070	46
Cyberonics*	1,000	38
Dynavax Technologies*	3,120	16
Express Scripts*	1,620	88
Idexx Laboratories*	540	47
Illumina*	760	40
Intuitive Surgical*	410	222
Jazz Pharmaceuticals*	2,930	142
Luminex*	4,410	103
Masimo*	4,350	102
McKesson	920	81
Medivation*	2,130	159
Merck	5,900	227
Nordion	810	8
OncoGenex Pharmaceutical*	2,250	30
Onyx Pharmaceuticals*	2,230	84
Pfizer	10,370	235
QLT*	4,330	30
Quest Diagnostics	6,700	410
Questcor Pharmaceuticals*	1,560	59
Sirona Dental Systems*	2,060	106
St. Jude Medical	4,060	180
Stryker	1,940	108
Thermo Fisher Scientific	1,330	75
United Therapeutics*	1,180	56
UnitedHealth Group	1,340	79
Universal Health Services, Cl B	2,010	84
Vanguard Health Systems*	2,691	27
Waters*	1,350	125
WellCare Health Plans*	1,100	79

Description	Shares	Market Value ($ Thousands)

WellPoint	5,180	$382
Zimmer Holdings	5,810	373

		6,363

Industrials — 0.7%
Ametek	2,000	97
BE Aerospace*	2,200	102
Bombardier, Cl B	38,130	158
Caterpillar	3,190	340
Cummins	530	64
Delta Air Lines*	16,320	162
Eaton	1,620	81
Equifax	2,480	110
Esterline Technologies*	2,120	151
Honeywell International	2,360	144
Huron Consulting Group*	3,290	123
Manpower	1,860	88
MSC Industrial Direct, Cl A	1,920	160
SeaCube Container Leasing	3,180	55
SPX	1,360	105
Stanley Black & Decker	780	60
Towers Watson, Cl A	1,920	127
WESCO International*	1,230	80

		2,207

Information Technology — 1.1%
Adtran	4,970	155
Avago Technologies	1,660	65
Broadcom, Cl A	5,840	230
Cisco Systems	12,640	267
Citrix Systems*	1,560	123
Cognizant Technology Solutions, Cl A*	1,070	82
eBay*	2,750	101
Electronic Arts*	8,820	145
EMC*	2,100	63
F5 Networks*	520	70
Fortinet*	3,480	96
Google, Cl A*	160	103
Heartland Payment Systems	4,440	128
JDS Uniphase*	4,020	58
LinkedIn, Cl A*	420	43
Microsoft	3,540	114
NetApp*	2,020	90
ON Semiconductor*	16,380	148
Salesforce.com*	530	82
SanDisk*	2,960	147
Texas Instruments	5,180	174
TIBCO Software*	13,890	424
Vantiv, Cl A*	4,270	84
Western Union	26,510	467

		3,459

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	123

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund (Continued)

March 31, 2012

Description	Shares	Market Value ($ Thousands)

Materials — 0.2%
ArcelorMittal	7,560	$145
Monsanto	6,220	496
Silver Wheaton	4,640	154

		795

Total Common Stock (Cost $22,499) ($ Thousands)		23,559

CASH EQUIVALENT — 8.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	28,537,642	28,538

Total Cash Equivalent (Cost $28,538) ($ Thousands)		28,538

Total Investments — 97.9% (Cost $327,464) ($ Thousands)		$323,318

COMMON STOCK SOLD SHORT — (4.8)%

Consumer Discretionary — (0.6)%
Blue Nile*	(1,830)	(60)
Buckle	(2,970)	(142)
Cheesecake Factory*	(2,500)	(73)
Choice Hotels International	(1,660)	(62)
Darden Restaurants	(1,370)	(70)
DeVry	(2,390)	(81)
Expedia	(1,830)	(61)
Hasbro	(4,080)	(150)
Limited Brands	(3,240)	(156)
Macy’s	(3,890)	(155)
Magna International, Cl A	(1,370)	(65)
Marriott International, Cl A	(9,000)	(341)
Melco Crown Entertainment ADR*	(4,430)	(60)
NetFlix*	(710)	(82)
O’Reilly Automotive*	(900)	(82)
Time Warner	(1,660)	(63)
Under Armour, Cl A*	(640)	(60)
Viacom, Cl B	(3,350)	(159)

		(1,922)

Consumer Staples — (0.2)%
Bunge	(910)	(63)
CVS Caremark	(6,970)	(312)
Kimberly-Clark	(2,030)	(150)
Reynolds American	(1,960)	(81)

		(606)

Energy — (0.3)%
Apache	(4,490)	(451)
Cimarex Energy	(780)	(59)
Continental Resources*	(700)	(60)
Diamond Offshore Drilling	(3,240)	(216)
Helmerich & Payne	(2,610)	(141)

		(927)

Description	Shares	Market Value ($ Thousands)

Financials — (1.2)%
Ameriprise Financial	(1,560)	$(89)
Associated Banc-Corp	(8,850)	(124)
Assurant	(3,420)	(138)
Cincinnati Financial	(8,360)	(288)
Credicorp	(2,090)	(275)
Cullen/Frost Bankers	(2,250)	(131)
General Growth Properties†	(9,140)	(155)
Green Dot, Cl A*	(3,810)	(101)
Janus Capital Group	(49,220)	(439)
MSCI, Cl A*	(3,180)	(117)
Muenchener Rueckversicherungs	(540)	(81)
Nordea Bank	(12,470)	(113)
Northern Trust	(6,200)	(294)
NYSE Euronext	(4,450)	(134)
Pebblebrook Hotel Trust†	(6,140)	(139)
People’s United Financial	(9,120)	(121)
Progressive	(13,490)	(313)
ProLogis†	(4,440)	(160)
RLI	(1,480)	(106)
Royal Bank of Canada	(2,340)	(136)
Senior Housing Properties Trust†	(4,700)	(104)
Societe Generale	(2,521)	(74)
Sun Hung Kai Properties	(4,040)	(50)
SunTrust Banks	(2,600)	(63)
Trustmark	(6,000)	(150)
Waddell & Reed Financial, Cl A	(3,780)	(122)

		(4,017)

Health Care — (1.0)%
Aetna	(1,531)	(77)
Alkermes*	(3,137)	(58)
Alnylam Pharmaceuticals*	(1,260)	(14)
Amgen	(7,170)	(487)
athenahealth*	(420)	(31)
Becton Dickinson	(2,760)	(214)
C.R. Bard	(850)	(84)
Celgene*	(500)	(39)
Community Health Systems*	(1,400)	(31)
Covance*	(1,230)	(59)
Dentsply International	(1,490)	(60)
Eisai	(1,930)	(77)
HCA Holdings	(2,220)	(55)
Henry Schein*	(3,780)	(286)
Hologic*	(3,620)	(78)
Human Genome Sciences*	(940)	(8)
Ironwood Pharmaceuticals, Cl A*	(1,680)	(22)
Isis Pharmaceuticals*	(3,230)	(28)
Johnson & Johnson	(6,200)	(409)
Laboratory Corp of America Holdings*	(6,720)	(615)
Lexicon Pharmaceuticals*	(6,280)	(12)
Life Technologies*	(630)	(31)
LifePoint Hospitals*	(980)	(39)
Mettler Toledo International*	(290)	(53)

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Description	Shares	Market Value ($ Thousands)

Natus Medical*	(1,270)	$(15)
Nektar Therapeutics*	(1,980)	(16)
Patterson	(2,880)	(96)
ResMed*	(1,260)	(39)
Seattle Genetics*	(370)	(7)
Sequenom*	(4,480)	(18)
Theravance*	(810)	(16)
Varian Medical Systems*	(850)	(59)
Vertex Pharmaceuticals*	(760)	(31)
Wright Medical Group*	(2,010)	(39)

		(3,203)

Industrials — (0.5)%
3M	(1,200)	(107)
Actuant, Cl A	(5,240)	(152)
Dover	(2,410)	(152)
Dun & Bradstreet	(930)	(79)
Fastenal	(2,930)	(158)
Navistar International*	(1,210)	(49)
Northrop Grumman	(2,470)	(151)
PACCAR	(1,310)	(61)
Parker Hannifin	(3,190)	(270)
Rockwell Automation	(910)	(72)
Southwest Airlines	(18,010)	(148)
Stericycle*	(1,158)	(97)
Watsco	(3,250)	(241)

		(1,737)

Information Technology — (0.8)%
Atmel*	(14,940)	(147)
Baidu ADR*	(430)	(63)
Corning	(4,290)	(60)
Dell*	(3,900)	(65)
Factset Research Systems	(2,320)	(230)
FleetCor Technologies*	(3,550)	(138)
Global Payments	(4,490)	(123)
Infosys ADR	(1,090)	(62)
Jack Henry & Associates	(13,790)	(470)
Kla-Tencor	(2,860)	(156)
Lexmark International, Cl A	(1,430)	(48)
Linear Technology	(7,120)	(240)
LogMein*	(1,200)	(42)
NetSuite*	(1,240)	(62)
Polycom*	(3,230)	(62)
Red Hat*	(2,110)	(126)
Research In Motion*	(27,500)	(405)
Tech Data*	(1,120)	(61)
Visa, Cl A	(660)	(78)
Xilinx	(2,260)	(82)

		(2,720)

Materials — (0.3)%
Agrium	(700)	(60)
Dow Chemical	(2,330)	(81)

Description	Shares	Market Value ($ Thousands)

Freeport-McMoRan Copper & Gold, Cl B	(2,010)	$(76)
Kinross Gold	(14,970)	(147)
Praxair	(1,380)	(158)
Scotts Miracle-Gro, Cl A	(2,600)	(141)
United States Steel	(5,060)	(149)

		(812)

Total Common Stock Sold Short (Proceeds $(15,927)) ($ Thousands)		(15,944)

EXCHANGE TRADED FUNDS SOLD SHORT — (0.3)%
CurrencyShares Japanese Yen Trust	(650)	(77)
iShares Barclays 20+ Year Treasury Bond Fund	(1,400)	(157)
SPDR Energy Select Sector ETF	(1,140)	(82)
SPDR Health Care Select ETF	(6,260)	(235)
SPDR S&P 500 ETF Trust	(2,890)	(407)

Total Exchange Traded Funds Sold Short (Proceeds $(959)) ($ Thousands)		(958)

Total Securities Sold Short (Proceeds $(16,886))($ Thousands)		$(16,902)

Percentages are based on Net Assets of $330,319 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security. (See Note 5)

ADR	— American Depositary Receipt

Cl	— Class

ETF	— Exchange Traded Fund

NY	— New York

S&P	— Standard & Poor’s

SPDR	— Standard & Poor’s Depository Receipt

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Assets — Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$271,221	$—	$—	$271,221
Common Stock	23,559	—	—	23,559
Cash Equivalent	28,538	—	—	28,538

Total Investments in Securities	$323,318	$—	$—	$323,318

Liabilities — Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(15,944)	$—	$—	$(15,944)
Exchange Traded Funds	(958)	—	—	(958)

Total Securities Sold Short	$(16,902)	$—	$—	$(16,902)

During the period ended March 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended March 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	125

Statements of Assets and Liabilities ($ Thousands)

March 31, 2012 (Unaudited)

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
ASSETS:
Investments, at value†	$1,726,893	*	$1,412,825	*	$1,508,693	*
Affiliated investment, at value††	400,878		105,722		242,968
Cash	91		85		1
Receivable for investment securities sold	1,596		11,928		—
Receivable for fund shares sold	2,450		346		4,314
Dividends and interest receivable	2,085		2,097		1,333
Receivable for variation margin	950		93		112
Prepaid Expenses	40		—		—
Total Assets	2,134,983		1,533,096		1,757,421
LIABILITIES:
Payable upon return on securities loaned	104,783		88,617		207,166
Payable for investment securities purchased	4,067		—		7,304
Payable for fund shares redeemed	1,644		1,278		1,860
Payable for variation margin	39		8		9
Administration fees payable	587		424		452
Investment advisory fees payable	588		382		463
Shareholder servicing fees payable Class A	278		207		164
Shareholder servicing fees payable Class I	—		2		2
Chief Compliance Officer fees payable	4		4		4
Administration servicing fees payable Class I	—		1		1
Accrued expense payable	160		139		150
Total Liabilities	112,150		91,062		217,575
Net Assets	$2,022,833		$1,442,034		$1,539,846
† Cost of investments	1,427,612		1,258,475		1,239,588
†† Cost of affiliated investments	400,878		110,712		247,178
* Includes market value of securities on loan	102,357		86,587		202,863
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,719,482		$1,601,544		$1,507,014
Undistributed (distributions in excess of) net investment income/(Accumulated net investment loss)	40		273		(131)
Accumulated net realized gain (loss) on investments, option contracts, futures, swap contracts, swaptions and foreign currency	3,085		(309,772)		(233,205)
Net unrealized appreciation on investments, affiliated investments and option contracts	299,281		149,360		264,895
Net unrealized appreciation on futures contracts	945		629		1,273
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$2,022,833		$1,442,034		$1,539,846
Net Asset Value, Offering and Redemption Price Per Share — Class A	$12.03		$17.76		$25.35
	($2,022,833,270 ÷ 168,106,982 shares	)	($1,433,517,272 ÷ 80,735,213 shares	)	($1,530,785,496 ÷ 60,396,597 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$17.77		$25.08
			($8,516,870 ÷ 479,369 shares	)	($9,060,988 ÷ 361,280 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		N/A

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund

$1,851,366	*	$2,118,764	*	$253,579	*	$433,405	*	$341,731	*	$320,491	*	$83,680	*
219,261		201,526		92,056		110,833		138,114		33,716		19,519
82		34		3		37		3		17		5
138		—		27,826		—		1,266		2,468		530
971		236,481		320		404		66		138		31
2,082		2,407		297		2,258		312		285		163
—		115		—		—		—		—		—
40		103		6		10		8		7		2
2,073,940		2,559,430		374,087		546,947		481,500		357,122		103,930

181,082		180,255		73,545		91,721		128,953		18,550		13,263
—		218,594		4,690		3,416		1,748		2,445		428
1,937		16,233		190		496		219		259		24
6		—		108		46		28		30		6
551		307		86		132		103		98		26
552		95		147		235		180		148		38
260		19		43		55		38		61		8
—		1		—		1		1		—		—
4		4		1		1		1		1		—
—		2		—		1		1		—		—
167		105		26		46		35		34		13
184,559		415,615		78,836		96,150		131,307		21,626		13,806
$1,889,381		$2,143,815		$295,251		$450,797		$350,193		$335,496		$90,124
1,364,929		1,219,495		220,521		401,967		310,896		270,610		77,569
223,834		204,872		92,056		114,800		141,469		33,983		19,871
177,182		176,600		71,272		88,870		125,215		18,139		12,925

$1,827,876		$1,271,336		$259,424		$491,977		$507,452		$305,280		$103,837
184		406		75		79		(79)		49		95
(422,183)		(24,690)		2,046		(69,175)		(184,996)		(19,901)		(19,627)
481,864		895,923		33,058		27,471		27,480		49,614		5,759
1,640		840		648		445		336		455		60
—		—		—		—		—		(1)		—
$1,889,381		$2,143,815		$295,251		$450,797		$350,193		$335,496		$90,124
$13.72		$38.53		$10.74		$18.44		$18.84		$13.34		$19.41
($1,888,260,552 ÷ 137,646,400 shares	)	($308,955,988 ÷ 8,017,757 shares	)	($295,251,233 ÷ 27,491,702 shares	)	($446,263,781 ÷ 24,201,928 shares	)	($347,071,453 ÷ 18,424,443 shares	)	($335,495,780 ÷ 25,144,495 shares	)	($89,027,459 ÷ 4,586,964 shares	)
N/A		$38.70		N/A		N/A		N/A		N/A		N/A
		($1,825,478,994 ÷ 47,166,172 shares	)
N/A		$38.68		N/A		$18.32		$18.32		N/A		$19.42
		($9,380,291 ÷ 242,540 shares	)			($4,532,776 ÷ 247,434 shares	)	($3,121,131 ÷ 170,355 shares	)			($1,096,944 ÷ 56,491 shares	)
$14.07		N/A		N/A		N/A		N/A		N/A		N/A
($1,120,609 ÷ 79,642 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	127

Statements of Assets and Liabilities ($ Thousands)

March 31, 2012 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
ASSETS:
Investments, at value†	$611,411		$650,380	$357,186
Affiliated investment, at value††	36,496		49,301	18,761
Repurchase Agreement†	—		—	—
Cash	74		3,358	37
Foreign currency, at value†††	33		4,507	—
Cash collateral on futures	—		—	—
Cash collateral on swaps	—		—	—
Receivable for investment securities sold	—		—	431
Receivable for fund shares sold	1,248		13,622	559
Dividends and interest receivable	1,351		3,588	697
Receivable for variation margin	80		167	39
Swap contracts, at value††††	—		—	—
Unrealized gain on forward foreign currency contracts	—		1,292	—
Prepaid Expenses	2		13	7
Total Assets	650,695		726,228	377,717
LIABILITIES:
Payable upon return on securities loaned	—		—	—
Payable for securities sold short‡	—		—	—
Payable for investment securities purchased	797		—	444
Payable for fund shares redeemed	1,439		1,678	286
Dividend payable for securities sold short	—		—	—
Payable for variation margin	—		4	—
Administration fees payable	188		207	109
Investment advisory fees payable	202		279	116
Shareholder servicing fees payable Class A	134		148	78
Shareholder servicing fees payable Class I	—		—	—
Chief Compliance Officer fees payable	1		1	1
Administration servicing fees payable Class I	—		—	—
Income distribution payable	—		—	—
Swap contracts, at value††††	—		—	—
Options written, at value #	—		—	—
Unrealized loss on forward foreign currency contracts	—		1,526	—
Accrued expense payable	38		58	27
Total Liabilities	2,799		3,901	1,061
Net Assets	$647,896		$722,327	$376,656
† Cost of investments and repurchase agreements	519,258		590,859	296,903
†† Cost of affiliated investments	36,496		49,301	18,761
††† Cost of foreign currency	34		4,490	—
†††† Premiums received/(paid)	—		—	—
# Premiums received	—		—	—
‡ Proceeds	—		—	—
* Includes market value of securities on loan	—		—	—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$588,709		$692,247	$310,729
Undistributed (distributions in excess of) net investment income/(Accumulated net investment loss)	78		(220)	29
Accumulated net realized gain (loss) on investments, securities sold short, option contracts, futures, swap contracts, swaptions and foreign currency	(33,801)		(29,436)	5,329
Net unrealized appreciation (depreciation) on investments, securities sold short, affiliated investments and option contracts	92,153		59,521	60,283
Net unrealized appreciation on futures contracts	759		446	286
Net unrealized depreciation on swap contracts	—		—	—
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(2)		(231)	—
Net Assets	$647,896		$722,327	$376,656
Net Asset Value, Offering and Redemption Price Per Share — Class A	$13.27		$9.32	$10.83
	($647,526,264 ÷ 48,798,170 shares	)	($722,179,693 ÷ 77,483,387 shares )	($376,656,401 ÷ 34,779,190 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$13.26		$9.20	N/A
	($369,950 ÷ 27,908 shares	)	($147,251 ÷ 16,004 shares )
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Real Estate Fund		Enhanced Income Fund		Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund

$177,138	*	$164,890		$2,137,197 *	$1,048,845 *	$1,779,702	*	$421,525	*	$294,780
52,217		5,935		210,883	157,140	96,430		46,415		28,538
—		14,800		—	—	—		—		—
—		197		141	47	814		—		23,346
—		—		682	—	—		—		—
—		100		—	—	—		—		—
—		—		100	—	—		—		—
45,659		870		244,188	106,326	11,739		—		4,769
49		220		930	1,766	2,311		458		639
457		469		13,827	5,563	35,659		1,338		126
—		8		460	163	—		—		—
—		—		1,358	359	251		—		—
—		—		—	—	—		—		—
4		4		52	24	37		10		19
275,524		187,493		2,609,818	1,320,233	1,926,943		469,746		352,217

44,087		—		68,291	77,452	6		41,213		—
—		—		—	—	—		—		16,902
4,655		13,802		414,021	165,641	37,430		—		4,383
41,731		257		2,840	971	1,363		299		415
—		—		—	—	—		—		1
—		2		322	28	—		—		—
65		27		505	252	554		66		28
109		55		463	237	686		79		139
29		—		161	57	118		7		—
—		—		3	—	2		—		—
—		—		6	3	4		1		1
—		—		3	—	2		—		—
—		—		547	273	1,892		—		—
—		—		478	134	—		—		—
—		—		321	4	—		—		—
—		—		429	—	—		—		1
23		20		297	161	167		35		28
90,699		14,163		488,687	245,213	42,224		41,700		21,898
$184,825		$173,330		$2,121,131	$1,075,020	$1,884,719		$428,046		$330,319
120,424		184,847		2,101,848	1,011,983	1,740,050		410,568		298,926
53,718		5,935		214,460	157,140	96,430		46,415		28,538
—		—		666	—	—		—		—
—		—		2,816	444	1,229		—		—
—		—		(657)	(17)	—		—		—
—		—		—	—	—		—		(16,886)
43,623		—		66,329	74,833	608		40,218		—

$183,006		$302,449		$2,151,492	$1,038,368	$2,006,990		$416,904		$342,182
210		100		(7,042)	(1,013)	8,732		(825)		39
(53,604)		(124,086)		(53,462)	550	(169,677)		1,010		(7,739)
55,213		(5,157)		32,108	36,875	39,652		10,957		(4,162)
—		24		376	459	—		—		—
—		—		(1,936)	(219)	(978)		—		—
—		—		(405)	—	—		—		(1)
$184,825		$173,330		$2,121,131	$1,075,020	$1,884,719		$428,046		$330,319
$14.64		$7.45		$11.21	$10.51	$7.40		$10.69		$9.58
($184,274,618 ÷ 12,588,553 shares	)	($173,263,908 ÷ 23,269,594 shares	)	($2,105,977,896 ÷ 187,898,192 shares )	($1,075,019,730 ÷ 102,299,291 shares )	($1,872,592,242 ÷ 253,039,729 shares	)	($428,045,784 ÷ 40,045,670 shares	)	($330,319,148 ÷ 34,493,263 shares )
$14.59		$7.44		$11.20	N/A	$7.25		N/A		N/A
($550,419 ÷ 37,717 shares	)	($66,578 ÷ 8,948 shares	)	($15,152,783 ÷ 1,352,706 shares )		($12,127,080 ÷ 1,673,234 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	129

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2012 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$15,356	$16,409	$7,162
Dividends from Affiliated Investments†	15	7	8
Interest Income	1	1	1
Securities Lending Income — Net	236	73	126
Less: Foreign Taxes Witheld	(109)	(17)	(218)
Total Investment Income	15,499	16,473	7,079
Expenses:
Investment Advisory Fees	3,467	2,391	2,845
Administration Fees	3,111	2,391	2,490
Shareholder Servicing Fees Class (A)	2,222	1,698	1,768
Shareholder Servicing Fees Class (I)	—	10	10
Shareholder Servicing Fees Class (Y)	—	—	—
Administration Servicing Fees Class (I)	—	10	10
Printing Fees	80	63	66
Professional Fees	52	42	44
Custodian/Wire Agent Fees	69	57	60
Trustee Fees	16	13	14
Registration Fees	24	25	23
Chief Compliance Officer Fees	4	3	3
Licensing Fees	—	—	—
Other Expenses	30	27	28
Total Expenses	9,075	6,730	7,361
Less:
Waiver of Investment Advisory Fees	(392)	(304)	(301)
Waiver of Shareholder Servicing Fees Class (A)	(744)	(305)	(649)
Waiver of Shareholder Servicing Fees Class (I)	—	(3)	(5)
Waiver of Shareholder Servicing Fees Class (Y)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly*	(12)	(16)	(52)
Net Expenses	7,927	6,102	6,354
Net Investment Income	7,572	10,371	725
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	37,722	22,799	91,004
Futures Contracts	7,134	4,460	9,449
Foreign Currency Transactions	(4)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	371,443	281,287	247,729
Affiliated Investments	—	(224)	(521)
Futures Contracts	2,067	1,245	2,293
Net Increase in Net Assets from Operations	$425,934	$319,938	$350,679
†	Income is from the investment of collateral in an affiliated security.
*	See Note 5 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund	Mid-Cap Fund

$15,288	$17,489	$1,500	$3,671	$1,215	$1,969	$642
8	11	3	4	3	3	1
1	—	9	—	—	—	—
178	144	294	275	636	86	26
(97)	(1)	(4)	(20)	(1)	(2)	(1)
15,378	17,643	1,802	3,930	1,853	2,056	668

3,421	242	817	1,379	1,056	983	169
2,992	1,776	440	742	568	529	148
2,137	362	314	525	402	378	104
—	11	—	6	4	—	1
1	—	—	—	—	—	—
—	11	—	6	4	—	1
78	74	11	20	15	14	4
51	48	7	13	10	9	3
69	64	10	18	14	12	5
16	15	2	4	3	3	1
25	24	4	7	6	5	1
4	4	1	1	1	1	—
—	88	—	—	—	—	—
34	29	9	12	9	13	5
8,828	2,748	1,615	2,733	2,092	1,947	442

(413)	—	(55)	(53)	(59)	(184)	—
(785)	(101)	(117)	(235)	(214)	(68)	(6)
—	(4)	—	(3)	—	—	—
(1)	—	—	—	—	—	—
—	(319)	—	—	—	—	—
(3)	(12)	(7)	(15)	(9)	(13)	(3)
7,626	2,312	1,436	2,427	1,810	1,682	433
7,752	15,331	366	1,503	43	374	235

(59,699)	12,269	3,974	17,969	10,271	4,358	(1,450)
1,919	7,250	1,031	1,148	1,038	1,283	729
(25)	—	(1)	—	—	—	—

460,731	325,228	59,136	88,719	76,954	66,976	21,333
(582)	(509)	—	(161)	(404)	27	(28)
2,467	3,667	861	968	583	750	93
$412,563	$363,236	$65,367	$110,146	$88,485	$73,768	$20,912

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	131

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2012 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
Investment Income:
Dividends	$7,293	$9,691	$4,337
Dividends from Affiliated Investments†	6	8	3
Interest Income	—	1	—
Securities Lending Income — Net	—	—	—
Less: Foreign Taxes Witheld	(43)	(558)	(22)
Total Investment Income	7,256	9,142	4,318
Expenses:
Investment Advisory Fees	1,798	2,017	1,070
Administration Fees	968	1,086	576
Shareholder Servicing Fees Class (A)	691	776	411
Shareholder Servicing Fees Class (I)	—	—	—
Administration Servicing Fees Class (I)	—	—	—
Printing Fees	24	26	14
Professional Fees	16	17	9
Custodian/Wire Agent Fees	20	38	12
Trustee Fees	5	5	3
Registration Fees	7	7	5
Chief Compliance Officer Fees	1	1	1
Overdraft Fees	—	2	—
Other Expenses	11	23	6
Total Expenses	3,541	3,998	2,107
Less:
Waiver of Investment Advisory Fees	(769)	(546)	(458)
Waiver of Shareholder Servicing Fees Class (A)	—	—	—
Waiver of Shareholder Servicing Fees Class (I)	—	—	—
Waiver of Administration Fees	—	—	—
Net Expenses	2,772	3,452	1,649
Net Investment Income	4,484	5,690	2,669
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	13,100	5,454	5,392
Secuitires Sold Short	—	—	—
Futures Contracts	1,532	5,397	1,018
Written Options	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	(30)	4,457	(3)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	63,687	39,201	39,271
Secuitires Sold Short	—	—	—
Affiliated Investments	—	—	—
Futures Contracts	956	762	446
Written Options	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	35	(5,158)	18
Net Increase in Net Assets from Operations	$83,764	$55,803	$48,811

†	Income is from the investment of collateral in an affiliated security.
*	See Note 5 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund	Real Return Fund	Multi-Strategy Alternative Fund

$1,188	$—	$33	$—	$356	$—	$5,657
2	1	30	14	25	2	6
—	2,466	40,383	15,449	68,589	1,004	—
31	—	65	56	—	19	—
—	—	(5)	(2)	—	—	(1)
1,221	2,467	40,506	15,517	68,970	1,025	5,662

581	326	2,928	1,406	4,101	440	2,296
313	285	2,981	1,431	2,944	699	536
223	204	2,643	1,278	2,092	500	383
1	—	19	—	11	—	—
1	—	19	—	11	—	—
7	8	103	47	71	18	14
5	5	65	30	46	11	9
6	7	88	40	61	15	12
2	2	21	10	14	4	3
2	2	32	13	22	5	4
—	—	5	2	4	1	1
—	—	—	—	—	—	—
3	15	213	164	83	7	4
1,144	854	9,117	4,421	9,460	1,700	3,262

(53)	(14)	(196)	(60)	(453)	—	(1,929)
(70)	(204)	(1,734)	(978)	(1,488)	(473)	(308)
—	—	(15)	—	(8)	—	—
—	(146)	—	—	—	(323)	(68)
1,021	490	7,172	3,383	7,511	904	957
200	1,977	33,334	12,134	61,459	121	4,705

4,018	171	23,732	15,636	2,808	2,734	(882)
—	—	—	—	—	—	(2,121)
—	(67)	1,896	(141)	—	27	—
—	—	811	—	—	—	—
—	—	(1,038)	(321)	(178)	—	—
—	—	1,719	—	—	—	1

33,771	2,533	6,093	(6,439)	113,513	4,798	4,384
—	—	—	—	—	—	(16)
1,367	—	(58)	—	—	—	—
—	51	(1,851)	709	—	—	—
—	—	453	6	—	—	—
—	—	1,240	175	(1,699)	—	—
—	—	(1,268)	—	—	—	(1)
$39,356	$4,665	$65,063	$21,759	$175,903	$7,680	$6,070

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	133

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2012 (Unaudited) and the year ended September 30, 2011

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11
Operations:
Net Investment Income (Loss)	$7,572	$11,329	$10,371	$20,951	725	$4,382
Net Realized Gain (Loss) from Investments and Futures Contracts	44,856	96,325	27,259	194,386	100,453	321,970
Net Realized Gain (Loss) on Foreign Currency Transactions	(4)	(46)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	373,510	(156,199)	282,308	(223,367)	249,501	(276,763)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets from Operations	425,934	(48,591)	319,938	(8,030)	350,679	49,589
Dividends and Distributions From:
Net Investment Income:
Class A	(10,632)	(11,257)	(14,832)	(21,590)	(1,171)	(6,569)
Class E	—	—	—	—	—	—
Class I	—	—	(74)	(124)	—	(18)
Class Y	—	—	—	—	—	—
Net Capital Gains:
Class A	(111,905)	(51,267)	—	—	—	—
Total Dividends and Distributions	(122,537)	(62,524)	(14,906)	(21,714)	(1,171)	(6,587)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	409,921	882,457	122,265	245,648	109,688	247,545
Reinvestment of Dividends and Distributions	111,641	59,713	14,012	20,560	1,104	6,245
Cost of Shares Redeemed	(324,068)	(705,012)	(203,231)	(543,203)	(206,101)	(620,143)
Increase (Decrease) in Net Assets Derived from Class A Transactions	197,494	237,158	(66,954)	(276,995)	(95,309)	(366,353)
Class E:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Increase in Net Assets Derived from Class E Transactions	—	—	—	—	—	—
Class I:
Proceeds from Shares Issued	—	—	829	2,046	1,290	3,100
Reinvestment of Dividends and Distributions	—	—	62	107	—	15
Cost of Shares Redeemed	—	—	(1,280)	(5,509)	(876)	(4,614)
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	(389)	(3,356)	414	(1,499)
Class Y:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Decrease in Net Assets Derived from Class Y Transactions	—	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	197,494	237,158	(67,343)	(280,351)	(94,895)	(367,852)
Net Increase (Decrease) in Net Assets	500,891	126,043	237,689	(310,095)	254,613	(324,850)
Net Assets:
Beginning of Period	1,521,942	1,395,899	1,204,345	1,514,440	1,285,233	1,610,083
End of Period	$2,022,833	$1,521,942	$1,442,034	$1,204,345	$1,539,846	$1,285,233
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$40	$3,100	$273	$4,808	$(131)	$315
(1)	See Note 6 in Notes to Financial Statements.
(2)	Includes realized gain of $40,461 ($ Thousands) due to an affiliated transaction (see Note 5).
(3)	Includes redemptions as a result of an affiliated transaction (see Note 5).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Tax-Managed Large Cap Fund		S&P 500 Index Fund			Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund
10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11		10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11

$7,752	$13,458	$15,331	$29,883		$366	$(235)	$1,503	$2,179	$43	$(1,737)
(57,780)	187,580	19,519	52,406	(2)	5,005	34,915	19,117	103,156	11,309	120,603
(25)	(18)	—	—		(1)	(4)	—	1	—	—
462,616	(216,095)	328,386	(7,046)		59,997	(48,588)	89,526	(120,364)	77,133	(111,218)
—	—	—	—		—	(1)	—	(2)	—	—
412,563	(15,075)	363,236	75,243		65,367	(13,913)	110,146	(15,030)	88,485	7,648

(10,929)	(13,808)	(3,406)	(10,156)		(243)	(298)	(2,679)	(3,293)	—	—
—	—	(17,943)	(19,947)		—	—	—	—	—	—
—	—	(85)	(122)		—	—	(20)	(30)	—	—
(7)	(17)	—	—		—	—	—	—	—	—

—	—	—	—		(33,642)	(20,459)	—	—	—	—
(10,936)	(13,825)	(21,434)	(30,225)		(33,885)	(20,757)	(2,699)	(3,323)	—	—

178,029	401,064	87,210	966,434		85,921	180,209	35,258	95,848	31,637	79,496
9,914	12,604	3,190	9,817		30,054	19,893	2,488	3,104	—	—
(196,848)	(423,565)	(95,452)	(1,120,943	)(3)	(56,115)	(185,501)	(75,006)	(239,326)	(44,450)	(195,805)
(8,905)	(9,897)	(5,052)	(144,692)		59,860	14,601	(37,260)	(140,374)	(12,813)	(116,309)

—	—	715,926	442,098		—	—	—	—	—	—
—	—	17,396	19,086		—	—	—	—	—	—
—	—	(384,928)	(282,508)		—	—	—	—	—	—
—	—	348,394	178,676		—	—	—	—	—	—

—	—	1,212	1,842		—	—	706	1,818	605	1,913
—	—	58	81		—	—	18	28	—	—
—	—	(871)	(3,200)		—	—	(1,244)	(4,860)	(1,185)	(2,764)
—	—	399	(1,277)		—	—	(520)	(3,014)	(580)	(851)

1	218	—	—		—	—	—	—	—	—
7	16	—	—		—	—	—	—	—	—
(45)	(2,518)	—	—		—	—	—	—	—	—
(37)	(2,284)	—	—		—	—	—	—	—	—
(8,942)	(12,181)	343,741	32,707		59,860	14,601	(37,780)	(143,388)	(13,393)	(117,160)
392,685	(41,081)	685,543	77,725		91,342	(20,069)	69,667	(161,741)	75,092	(109,512)

1,496,696	1,537,777	1,458,272	1,380,547		203,909	223,978	381,130	542,871	275,101	384,613
$1,889,381	$1,496,696	$2,143,815	$1,458,272		$295,251	$203,909	$450,797	$381,130	$350,193	$275,101
$184	$3,368	$406	$6,509		$75	$(48)	$79	$1,275	$(79)	$(122)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	135

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2012 (Unaudited) and for the year ended September 30, 2011

	Tax-Managed Small/Mid Cap Fund
	10/01/11 to 03/31/12	10/01/10 to 09/30/11
Operations:
Net Investment Income	$374	$557
Net Realized Gain (Loss) from Investments and Futures Contracts	5,641	56,211
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(80)
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	67,753	(65,146)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	36
Net Increase (Decrease) in Net Assets from Operations	73,768	(8,422)
Dividends and Distributions From:
Net Investment Income:
Class A	(712)	(741)
Class I	—	—
Total Dividends and Distributions	(712)	(741)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	44,875	92,360
Reinvestment of Dividends and Distributions	636	663
Cost of Shares Redeemed	(38,368)	(128,906)
Increase (Decrease) in Net Assets Derived from Class A Transactions	7,143	(35,883)
Class I:
Proceeds from Shares Issued	—	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	7,143	(35,883)
Net Increase (Decrease) in Net Assets	80,199	(45,046)
Net Assets:
Beginning of Period	255,297	300,343
End of Period	$335,496	$255,297
Undistributed Net Investment Income Included in Net Assets at Period End	$49	$387

(1)	See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Mid-Cap Fund		U.S. Managed Volatility Fund
10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11

$235	$480	$4,484	$6,278
(721)	20,416	14,632	53,151
—	—	(30)	11
21,398	(22,003)	64,643	(28,123)
—	—	35	(37)
20,912	(1,107)	83,764	31,280

(248)	(669)	(6,087)	(5,925)
(2)	(2)	(2)	(1)
(250)	(671)	(6,089)	(5,926)

21,476	84,175	204,052	307,919
166	542	5,382	5,322
(27,187)	(133,397)	(92,046)	(301,778)
(5,545)	(48,680)	117,388	11,463

279	593	297	99
2	2	2	1
(414)	(189)	(7)	(82)
(133)	406	292	18
(5,678)	(48,274)	117,680	11,481
14,984	(50,052)	195,355	36,835

75,140	125,192	452,541	415,706
$90,124	$75,140	$647,896	$452,541
$95	$110	$78	$1,683

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	137

Statements of Changes in Net Assets ($ Thousands)

For the Six month period ended March 31, 2012 (Unaudited) and for the year ended September 30, 2011

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund
	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11
Operations:
Net Investment Income	$5,690	$9,235	$2,669	$3,791	$200	$570
Net Realized Gain (Loss) from Investments, Securities Sold Short Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	10,851	16,413	6,410	25,194	4,018	51,224
Net Realized Gain (Loss) on Foreign Currency Transactions	4,457	(10,369)	(3)	6	—	2
Net Change in Unrealized Appreciation (Depreciation) of Investments, Securities Sold Short, Affiliated Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	39,963	(10,165)	39,717	(13,156)	35,138	(42,990)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(5,158)	6,375	18	(18)	—	(3)
Net Increase (Decrease) in Net Assets from Operations	55,803	11,489	48,811	15,817	39,356	8,803
Dividends and Distributions From:
Net Investment Income:
Class A	—	—	(3,686)	(3,483)	(1,121)	(2,950)
Class I	—	—	—	—	(2)	(8)
Net Capital Gains:
Class A	—	—	(11,699)	—	—	—
Class I	—	—	—	—	—	—
Total Dividends and Distributions	—	—	(15,385)	(3,483)	(1,123)	(2,958)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	227,323	383,451	87,030	123,851	65,423	62,150
Reinvestment of Dividends and Distributions	—	—	12,944	2,931	1,067	2,812
Cost of Shares Redeemed	(83,586)	(202,820)	(36,152)	(96,110)	(62,894)	(149,135)
Increase (Decrease) in Net Assets Derived from Class A Transactions	143,737	180,631	63,822	30,672	3,596	(84,173)
Class I:
Proceeds from Shares Issued	122	108	—	—	160	482
Reinvestment of Dividends and Distributions	—	—	—	—	2	8
Cost of Shares Redeemed	(2)	(151)	—	—	(149)	(351)
Increase (Decrease) in Net Assets Derived from Class I Transactions	120	(43)	—	—	13	139
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	143,857	180,588	63,822	30,672	3,609	(84,034)
Net Increase (Decrease) in Net Assets	199,660	192,077	97,248	43,006	41,842	(78,189)
Net Assets:
Beginning of Period	522,667	330,590	279,408	236,402	142,983	221,172
End of Period	$722,327	$522,667	$376,656	$279,408	$184,825	$142,983
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Period End	$(220)	$(5,910)	$29	$1,046	$210	$1,133

(1)	See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Enhanced Income Fund		Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11

$1,977	$4,105	$33,334	$71,239	$12,134	$25,165	$61,459	$116,041	$121	$9,690	$4,705	$4,464
104	412	25,401	(4,659)	15,174	18,547	2,630	55,966	2,761	1,460	(3,003)	(2,697)
—	—	1,719	(2,243)	—	(587)	—	1,668	—	—	1	—
2,584	(3,658)	5,877	48,409	(5,549)	5,353	111,814	(122,201)	4,798	1,771	4,368	(10,037)
—	—	(1,268)	1,685	—	—	—	—	—	—	(1)	—
4,665	859	65,063	114,431	21,759	48,478	175,903	51,474	7,680	12,921	6,070	(8,270)

(2,860)	(3,390)	(35,350)	(73,839)	(13,254)	(26,670)	(59,422)	(113,644)	(1,862)	(8,787)	(5,784)	(3,346)
(1)	—	(235)	(501)	—	—	(308)	(273)	—	—	—	—

—	—	(16,527)	—	(26,190)	(27,315)	(7,404)	(8,342)	(2,417)	(2,621)	—	—
—	—	(114)	—	—	—	(5)	(4)	—	—	—	—
(2,861)	(3,390)	(52,226)	(74,340)	(39,444)	(53,985)	(67,139)	(122,263)	(4,279)	(11,408)	(5,784)	(3,346)

40,227	135,626	274,301	572,326	330,345	554,048	723,658	955,560	101,202	249,201	86,335	184,224
2,583	3,119	47,488	68,024	34,901	50,869	55,602	102,267	3,872	10,424	5,319	3,086
(30,287)	(114,501)	(413,685)	(830,368)	(244,990)	(504,670)	(331,226)	(1,174,249)	(53,989)	(128,503)	(53,627)	(74,743)
12,523	24,244	(91,896)	(190,018)	120,256	100,247	448,034	(116,422)	51,085	131,122	38,027	112,567

47	3	2,095	5,333	—	—	21,555	16,503	—	—	—	—
1	—	258	363	—	—	261	225	—	—	—	—
—	—	(2,999)	(7,692)	—	—	(10,968)	(17,360)	—	—	—	—
48	3	(646)	(1,996)	—	—	10,848	(632)	—	—	—	—
12,571	24,247	(92,542)	(192,014)	120,256	100,247	458,882	(117,054)	51,085	131,122	38,027	112,567
14,375	21,716	(79,705)	(151,923)	102,571	94,740	567,646	(187,843)	54,486	132,635	38,313	100,951

158,955	137,239	2,200,836	2,352,759	972,449	877,709	1,317,073	1,504,916	373,560	240,925	292,006	191,055
$173,330	$158,955	$2,121,131	$2,200,836	$1,075,020	$972,449	$1,884,719	$1,317,073	$428,046	$373,560	$330,319	$292,006
$100	$984	$(7,042)	$(4,791)	$(1,013)	$107	$8,732	$7,003	$(825)	$916	$39	$1,118

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	139

Financial Highlights

For the period ended March 31, 2012 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2012**	$10.15	$0.05		$2.63	$2.68	$(0.07)	$(0.73)	$(0.80)	$12.03	27.47%	$2,002,833	0.89%	0.89%	1.02%	0.85%	28%
2011	10.77	0.08		(0.22)	(0.14)	(0.08)	(0.40)	(0.48)	10.15	(1.71)	1,521,942	0.89	0.89	1.02	0.70	100
2010(11)	10.00	0.10		0.80	0.90	(0.08)	(0.05)	(0.13)	10.77	9.00	1,395,899	0.89	0.89	1.02	0.96	90
Large Cap Value Fund
Class A
2012**	$14.13	$0.12		$3.69	$3.81	$(0.18)	$—	$(0.18)	$17.76	27.12%	$1,433,517	0.89%	0.90%	0.99%	1.52%	15%
2011	14.75	0.22		(0.61)	(0.39)	(0.23)	—	(0.23)	14.13	(2.89)	1,197,272	0.89	0.89	0.98	1.35	63
2010	13.83	0.21		0.94	1.15	(0.23)	—	(0.23)	14.75	8.43	1,504,082	0.89	0.89	0.98	1.48	64
2009	15.79	0.30		(1.92)	(1.62)	(0.34)	—	(0.34)	13.83	(9.88)	1,843,530	0.89	0.90	0.99	2.51	69
2008	23.97	0.40		(6.10)	(5.70)	(0.41)	(2.07)	(2.48)	15.79	(25.95)	2,381,011	0.88	0.88	0.97	2.09	53
2007	23.54	0.41		2.69	3.10	(0.41)	(2.26)	(2.67)	23.97	13.91	3,616,120	0.86	0.86	0.97	1.74	36
Class I
2012**	$14.13	$0.11		$3.68	$3.79	$(0.15)	$—	$(0.15)	$17.77	26.95%	$8,517	1.11%	1.12%	1.24%	1.30%	15%
2011	14.76	0.18		(0.62)	(0.44)	(0.19)	—	(0.19)	14.13	(3.14)	7,073	1.11	1.11	1.23	1.13	63
2010	13.83	0.18		0.95	1.13	(0.20)	—	(0.20)	14.76	8.23	10,358	1.11	1.11	1.24	1.25	64
2009	15.78	0.26		(1.90)	(1.64)	(0.31)	—	(0.31)	13.83	(10.05)	11,433	1.11	1.12	1.24	2.19	69
2008	23.95	0.36		(6.11)	(5.75)	(0.35)	(2.07)	(2.42)	15.78	(26.13)	10,861	1.11	1.11	1.22	1.85	53
2007	23.52	0.35		2.69	3.04	(0.35)	(2.26)	(2.61)	23.95	13.64	29,072	1.11	1.11	1.22	1.49	36
Large Cap Growth Fund
Class A
2012**	$19.77	$0.01		$5.59	$5.60	$(0.02)	$—	$(0.02)	$25.35	28.33%	$1,530,785	0.89%	0.90%	1.04%	0.10%	53%
2011	19.66	0.06		0.14	0.20	(0.09)	—	(0.09)	19.77	0.97	1,278,538	0.89	0.89	1.03	0.27	108
2010	17.62	0.12		2.04	2.16	(0.12)	—	(0.12)	19.66	12.29	1,602,130	0.89	0.89	1.03	0.63	83
2009	18.39	0.11		(0.77)	(0.66)	(0.11)	—	(0.11)	17.62	(3.47)	2,034,096	0.89	0.90	1.04	0.74	96
2008	23.74	0.08		(5.35)	(5.27)	(0.08)	—	(0.08)	18.39	(22.26)	2,472,052	0.88	0.88	1.02	0.37	78
2007	19.95	0.06		3.78	3.84	(0.05)	—	(0.05)	23.74	19.26	3,622,963	0.86	0.86	1.02	0.26	55
Class I
2012**	$19.57	$(0.01)		$5.52	$5.51	$—	$—	$—	$25.08	28.16%	$9,061	1.11%	1.12%	1.29%	(0.12)%	53%
2011	19.47	0.01		0.14	0.15	(0.05)	—	(0.05)	19.57	0.73	6,695	1.11	1.11	1.28	0.05	108
2010	17.44	0.08		2.02	2.10	(0.07)	—	(0.07)	19.47	12.06	7,953	1.11	1.11	1.28	0.41	83
2009	18.20	0.07		(0.76)	(0.69)	(0.07)	—	(0.07)	17.44	(3.69)	9,153	1.11	1.12	1.29	0.51	96
2008	23.48	0.03		(5.29)	(5.26)	(0.02)	—	(0.02)	18.20	(22.43)	7,695	1.11	1.11	1.27	0.13	78
2007	19.75	—	*	3.73	3.73	— *	—	—	23.48	18.91	25,196	1.11	1.11	1.27	0.01	55
Tax-Managed Large Cap Fund
Class A
2012**	$10.80	$0.06		$2.94	$3.00	$(0.08)	$—	$(0.08)	$13.72	27.87%	$1,888,260	0.89%	0.89%	1.03%	0.91%	29%
2011	11.02	0.10		(0.22)	(0.12)	(0.10)	—	(0.10)	10.80	(1.20)	1,495,783	0.89	0.89	1.03	0.78	72
2010	10.19	0.10		0.84	0.94	(0.11)	—	(0.11)	11.02	9.26	1,534,797	0.89	0.89	1.04	0.95	58
2009	11.08	0.13		(0.87)	(0.74)	(0.15)	—	(0.15)	10.19	(6.44)	1,596,020	0.89	0.90	1.04	1.54	67
2008	14.70	0.15		(3.62)	(3.47)	(0.15)	—	(0.15)	11.08	(23.76)	2,148,949	0.88	0.88	1.02	1.13	61
2007	12.68	0.14		2.01	2.15	(0.13)	—	(0.13)	14.70	17.05	2,892,866	0.86	0.86	1.02	1.02	44
Class Y
2012**	$11.07	$0.08		$3.00	$3.08	$(0.08)	$—	$(0.08)	$14.07	27.96%	$1,121	0.56%	0.56%	0.73%	1.24%	29%
2011	11.24	0.14		(0.21)	(0.07)	(0.10)	—	(0.10)	11.07	(0.68)	913	0.56	0.56	0.73	1.14	72
2010	10.37	0.01		0.97	0.98	(0.11)	—	(0.11)	11.24	9.54	2,980	0.56	0.56	0.74	1.28	58
2009	11.24	0.16		(0.88)	(0.72)	(0.15)	—	(0.15)	10.37	(6.12)	3,094	0.56	0.57	0.74	1.85	67
2008	14.87	0.19		(3.66)	(3.47)	(0.16)	—	(0.16)	11.24	(23.52)	3,220	0.56	0.56	0.72	1.44	61
2007	12.79	0.18		2.04	2.22	(0.14)	—	(0.14)	14.87	17.43	4,711	0.56	0.56	0.72	1.32	44

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class A
2012**	$31.03	$0.31	$7.61		$7.92	$(0.42)	$—	$(0.42)	$38.53	25.71%	$308,956	0.43%	0.43%	0.54%	1.78%	16%
2011	31.30	0.55	(0.26	)(14)	0.29	(0.56)	—	(0.56)	31.03	0.75	255,345	0.43	0.43	0.53	1.61	61
2010	29.01	0.56	2.29		2.85	(0.56)	—	(0.56)	31.30	9.93	325,796	0.43	0.43	0.54	1.85	20
2009	32.43	0.57	(3.12)		(2.55)	(0.61)	(0.26)	(0.87)	29.01	(7.33)	451,069	0.43	0.43	0.55	2.31	29
2008	44.71	0.68	(10.10)		(9.42)	(0.70)	(2.16)	(2.86)	32.43	(22.30)	462,947	0.41	0.41	0.53	1.77	27
2007(4)	41.45	0.34	3.09		3.43	(0.17)	—	(0.17)	44.71	8.28	650,792	0.40	0.40	0.43	1.55	2
2007(5)	38.38	0.63	3.70		4.33	(0.68)	(0.58)	(1.26)	41.45	11.38	621,898	0.40	0.40	0.43	1.59	6
Class E
2012**	$31.17	$0.34	$7.65		$7.99	$(0.46)	$—	$(0.46)	$38.70	25.84%	$1,825,479	0.25%	0.25%	0.29%	1.93%	16%
2011	31.42	0.61	(0.25	)(14)	0.36	(0.61)	—	(0.61)	31.17	0.96	1,195,729	0.25	0.25	0.29	1.76	61
2010	29.12	0.61	2.29		2.90	(0.60)	—	(0.60)	31.42	10.10	1,046,410	0.25	0.25	0.29	2.02	20
2009	32.54	0.61	(3.12)		(2.51)	(0.65)	(0.26)	(0.91)	29.12	(7.16)	855,876	0.25	0.25	0.30	2.44	29
2008	44.85	0.75	(10.14)		(9.39)	(0.76)	(2.16)	(2.92)	32.54	(22.19)	805,606	0.25	0.25	0.53	1.95	27
2007(4)	41.57	0.30	3.17		3.47	(0.19)	—	(0.19)	44.85	8.34	1,072,141	0.25	0.25	0.53	1.70	2
2007(5)	38.48	0.69	3.72		4.41	(0.74)	(0.58)	(1.32)	41.57	11.57	1,127,189	0.25	0.25	0.53	1.74	6
Class I
2012**	$31.12	$0.27	$7.65		$7.92	$(0.36)	$—	$(0.36)	$38.68	25.61%	$9,380	0.65%	0.65%	0.79%	1.53%	16%
2011	31.37	0.47	(0.25	)(14)	0.22	(0.47)	—	(0.47)	31.12	0.56	7,198	0.65	0.65	0.79	1.35	61
2010	29.07	0.49	2.29		2.78	(0.48)	—	(0.48)	31.37	9.66	8,341	0.65	0.65	0.79	1.63	20
2009	32.47	0.51	(3.12)		(2.61)	(0.53)	(0.26)	(0.79)	29.07	(7.53)	8,566	0.65	0.65	0.80	2.07	29
2008	44.74	0.60	(10.12)		(9.52)	(0.59)	(2.16)	(2.75)	32.47	(22.49)	5,498	0.65	0.65	0.78	1.53	27
2007(4)	41.51	0.28	3.09		3.37	(0.14)	—	(0.14)	44.74	8.12	13,233	0.65	0.65	0.78	1.29	2
2007(5)	38.43	0.53	3.71		4.24	(0.58)	(0.58)	(1.16)	41.51	11.12	14,346	0.65	0.65	0.78	1.34	6
Small Cap Fund
Class A
2012**	$9.51	$0.01	$2.79		$2.80	$(0.01)	$(1.56)	$(1.57)	$10.74	31.38%	$295,251	1.14%	1.14%	1.28%	0.29%	53%
2011	11.14	(0.01)	(0.55)		(0.56)	(0.01)	(1.06)	(1.07)	9.51	(6.54)	203,909	1.14	1.14	1.28	(0.09)	123
2010(11)	10.00	0.01	1.15		1.16	(0.01)	(0.01)	(0.02)	11.14	11.64	223,978	1.14	1.14	1.29	0.10	115
Small Cap Value Fund
Class A
2012**	$14.26	$0.06	$4.23		$4.29	$(0.11)	$—	$(0.11)	$18.44	30.17%	$446,264	1.14%	1.14%	1.29%	0.71%	25%
2011	15.45	0.07	(1.16)		(1.09)	(0.10)	—	(0.10)	14.26	(7.15)	377,222	1.14	1.14	1.28	0.41	70
2010	13.66	0.07	1.82		1.89	(0.10)	—	(0.10)	15.45	13.93	535,938	1.14	1.15	1.29	0.46	69
2009	15.38	0.11	(1.62)		(1.51)	(0.13)	(0.08)	(0.21)	13.66	(9.31)	638,341	1.14	1.16	1.29	1.03	110
2008	21.26	0.09	(3.22)		(3.13)	(0.07)	(2.68)	(2.75)	15.38	(16.02)	846,492	1.13	1.15	1.28	0.55	91
2007	21.28	0.04	2.23		2.27	(0.14)	(2.15)	(2.29)	21.26	10.70	1,122,027	1.11	1.13	1.27	0.19	86
Class I
2012**	$14.15	$0.04	$4.21		$4.25	$(0.08)	$—	$(0.08)	$18.32	30.08%	$4,533	1.36%	1.36%	1.54%	0.49%	25%
2011	15.34	0.03	(1.15)		(1.12)	(0.07)	—	(0.07)	14.15	(7.40)	3,908	1.36	1.36	1.53	0.20	70
2010	13.56	0.04	1.81		1.85	(0.07)	—	(0.07)	15.34	13.73	6,933	1.36	1.37	1.54	0.25	69
2009	15.29	0.08	(1.62)		(1.54)	(0.11)	(0.08)	(0.19)	13.56	(9.59)	7,389	1.36	1.38	1.54	0.77	110
2008	21.17	0.05	(3.21)		(3.16)	(0.04)	(2.68)	(2.72)	15.29	(16.21)	8,395	1.36	1.39	1.53	0.31	91
2007	21.21	(0.01)	2.21		2.20	(0.09)	(2.15)	(2.24)	21.17	10.41	14,089	1.36	1.38	1.52	(0.04)	86
Small Cap Growth Fund
Class A
2012**	$14.20	$—	$4.64		$4.64	$—	$—	$—	$18.84	32.68%	$347,072	1.11%	1.12%	1.29%	0.03%	41%
2011	14.69	(0.07)	(0.42)		(0.49)	—	—	—	14.20	(3.34)	272,275	1.11	1.12	1.28	(0.43)	125
2010	12.96	(0.03)	1.76		1.73	— (2)	—	—	14.69	13.36	380,910	1.11	1.11	1.29	(0.21)	99
2009	13.98	0.02	(1.04)		(1.02)	— *	—	—	12.96	(7.27)	478,405	1.11	1.12	1.29	0.17	163
2008	21.91	0.01	(6.22)		(6.21)	(0.01)	(1.71)	(1.72)	13.98	(30.36)	638,257	1.11	1.12	1.28	0.04	124
2007	18.56	(0.09)	3.44		3.35	—	—	—	21.91	18.05	1,154,000	1.11	1.13	1.27	(0.43)	135
Class I
2012**	$13.82	$(0.02)	$4.52		$4.50	$—	$—	$—	$18.32	32.56%	$3,121	1.36%	1.37%	1.54%	(0.24)%	41%
2011	14.34	(0.12)	(0.40)		(0.52)	—	—	—	13.82	(3.63)	2,826	1.36	1.37	1.53	(0.69)	125
2010	12.68	(0.06)	1.72		1.66	—	—	—	14.34	13.09	3,703	1.36	1.36	1.54	(0.45)	99
2009	13.71	(0.02)	(1.01)		(1.03)	—	—	—	12.68	(7.51)	3,975	1.36	1.37	1.55	(0.17)	163
2008	21.57	(0.03)	(6.12)		(6.15)	—	(1.71)	(1.71)	13.71	(30.57)	3,368	1.36	1.37	1.53	(0.19)	124
2007	18.32	(0.14)	3.39		3.25	—	—	—	21.57	17.74	9,323	1.36	1.38	1.52	(0.67)	135

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	141

Financial Highlights

For the period ended March 31, 2012 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class A
2012**	$10.39	$0.02	$2.96	$2.98	$(0.03)		$—	$(0.03)	$13.34	28.72%	$335,496	1.11%	1.12%	1.29%	0.18%	34%
2011	10.81	0.02	(0.41)	(0.39)	(0.03)		—	(0.03)	10.39	(3.66)	255,297	1.11	1.12	1.29	0.17	105
2010	9.42	0.03	1.39	1.42	(0.03)		—	(0.03)	10.81	15.05	300,343	1.11	1.13	1.29	0.30	75
2009	10.16	0.04	(0.73)	(0.69)	(0.05)		—	(0.05)	9.42	(6.62)	262,464	1.11	1.15	1.30	0.50	136
2008	14.14	0.05	(3.19)	(3.14)	(0.04)		(0.80)	(0.84)	10.16	(23.34)	318,520	1.11	1.13	1.28	0.41	96
2007	13.10	0.04	2.00	2.04	(0.06)		(0.94)	(1.00)	14.14	16.00	416,945	1.11	1.14	1.27	0.31	72
Mid-Cap Fund
Class A
2012**	$14.99	$0.05	$4.42	$4.47	$(0.05)		$—	$(0.05)	$19.41	29.90%	$89,027	1.02%	1.03%	1.05%	0.56%	35%
2011	15.80	0.06	(0.79)	(0.73)	(0.08)		—	(0.08)	14.99	(4.67)	74,200	1.02	1.04	1.06	0.36	151
2010	13.92	0.08	1.88	1.96	(0.08)		—	(0.08)	15.80	14.13	124,569	1.02	1.04	1.04	0.51	185
2009	14.87	0.11	(0.94)	(0.83)	(0.12)		—	(0.12)	13.92	(5.34)	119,872	1.02	1.02	1.04	0.95	143
2008	22.22	0.11	(5.28)	(5.17)	(0.09)		(2.09)	(2.18)	14.87	(25.45)	126,509	1.02	1.02	1.03	0.58	126
2007	20.40	0.06	3.40	3.46	(0.10)		(1.54)	(1.64)	22.22	17.51	183,287	1.01	1.01	1.02	0.26	176
Class I
2012**	$14.99	$0.03	$4.43	$4.46	$(0.03)		$—	$(0.03)	$19.42	29.76%	$1,097	1.26%	1.27%	1.30%	0.31%	35%
2011	15.81	0.03	(0.81)	(0.78)	(0.04)		—	(0.04)	14.99	(4.95)	940	1.26	1.28	1.31	0.18	151
2010	13.92	0.04	1.89	1.93	(0.04)		—	(0.04)	15.81	13.91	623	1.26	1.28	1.29	0.30	185
2009	14.86	0.05	(0.89)	(0.84)	(0.10)		—	(0.10)	13.92	(5.47)	274	1.26	1.26	1.30	0.48	143
2008(6)	22.56	0.06	(5.63)	(5.57)	(0.04)		(2.09)	(2.13)	14.86	(26.82)	52	1.26	1.26	1.27	0.33	126
U.S. Managed Volatility Fund
Class A
2012**	$11.49	$0.10	$1.82	$1.92	$(0.14)		$—	$(0.14)	$13.27	16.80%	$647,526	1.00%	1.00%	1.28%	1.62%	22%
2011	10.81	0.16	0.67	0.83	(0.15)		—	(0.15)	11.49	7.63	452,489	1.00	1.00	1.28	1.33	71
2010	9.65	0.14	1.16	1.30	(0.14)		—	(0.14)	10.81	13.61	415,669	1.00	1.00	1.29	1.37	53
2009	11.25	0.13	(1.59)	(1.46)	(0.14)		—	(0.14)	9.65	(12.88)	380,987	1.00	1.00	1.29	1.56	126
2008	13.45	0.10	(1.69)	(1.59)	(0.10)		(0.51)	(0.61)	11.25	(12.38)	458,668	1.00	1.00	1.27	0.85	85
2007	12.02	0.15	1.74	1.89	(0.14)		(0.32)	(0.46)	13.45	16.09	585,858	1.04	1.04	1.27	1.19	112
Class I
2012**	$11.47	$0.09	$1.82	$1.91	$(0.12)		$—	$(0.12)	$13.26	16.92%	$370	1.25%	1.25%	1.53%	1.50%	22%
2011	10.79	0.14	0.66	0.80	(0.12)		—	(0.12)	11.47	7.39	52	1.25	1.25	1.53	1.14	71
2010	9.63	0.11	1.17	1.28	(0.12)		—	(0.12)	10.79	13.38	37	1.25	1.25	1.54	1.08	53
2009	11.24	0.12	(1.61)	(1.49)	(0.12)		—	(0.12)	9.63	(13.17)	17	1.25	1.25	1.55	1.38	126
2008	13.43	0.09	(1.71)	(1.62)	(0.06)		(0.51)	(0.57)	11.24	(12.58)	6	1.25	1.25	1.57	0.71	85
2007(9)	13.54	0.01	(0.05)	(0.04)	(0.07)		—	(0.07)	13.43	(0.32)	1	1.36	1.36	1.86	0.19	112
Global Managed Volatility Fund
Class A
2012**	$8.53	$0.08	$0.71	$0.79	$—		$—	$—	$9.32	9.26%	$722,180	1.11%	1.11%	1.29%	1.84%	27%
2011	8.21	0.18	0.14	0.32	—		—	—	8.53	3.90	522,646	1.11	1.11	1.29	2.11	68
2010	7.82	0.13	0.29	0.42	(0.03	)(2)	—	(0.03)	8.21	5.37	330,526	1.11	1.11	1.31	1.62	91
2009	9.07	0.12	(1.37)	(1.25)	—		—	—	7.82	(13.78)	213,773	1.13 (3)	1.13 (3)	1.35	1.59	155
2008	11.22	0.12	(1.92)	(1.80)	(0.18)		(0.17)	(0.35)	9.07	(16.60)	204,156	1.11	1.11	1.31	1.24	113
2007	10.37	0.17	0.85	1.02	(0.11)		(0.06)	(0.17)	11.22	9.88	275,748	1.11	1.11	1.32	1.56	119
Class I
2012**	$8.44	$0.10	$0.66	$0.76	$—		$—	$—	$9.20	9.00%	$147	1.36%	1.36%	1.54%	2.20%	27%
2011	8.15	0.15	0.14	0.29	—		—	—	8.44	3.56	21	1.36	1.36	1.54	1.78	68
2010	7.76	0.16	0.25	0.41	(0.02	)(2)	—	(0.02)	8.15	5.32	64	1.36	1.36	1.57	2.00	91
2009	9.02	0.11	(1.37)	(1.26)	—		—	—	7.76	(13.97)	17	1.38 (3)	1.38 (3)	1.62	1.56	155
2008	11.20	0.14	(1.97)	(1.83)	(0.18)		(0.17)	(0.35)	9.02	(16.86)	10	1.36	1.36	1.56	1.49	113
2007(9)	11.45	0.01	(0.26)	(0.25)	—		—	—	11.20	(2.18)	1	1.36	1.36	2.26	0.23	119
Tax-Managed Managed Volatility Fund
Class A
2012**	$9.77	$0.08	$1.48	$1.56	$(0.12)		$(0.38)	$(0.50)	$10.83	16.37%	$376,656	1.00%	1.00%	1.28%	1.62%	20%
2011	9.24	0.14	0.52	0.66	(0.13)		—	(0.13)	9.77	7.13	279,408	1.00	1.00	1.28	1.41	63
2010	8.14	0.12	1.10	1.22	(0.12)		—	(0.12)	9.24	15.17	236,402	1.00	1.00	1.29	1.39	28
2009	9.02	0.12	(0.88)	(0.76)	(0.12)		—	(0.12)	8.14	(8.28)	172,265	1.00	1.00	1.29	1.69	94
2008(10)	10.00	0.10	(1.02)	(0.92)	(0.06)		—	(0.06)	9.02	(9.24)	96,523	1.00	1.00	1.29	1.43	65

142	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Real Estate Fund
Class A
2012**	$11.67	$0.02	$3.04	$3.06	$(0.09)		$—	$(0.09)	$14.64	26.32%	$184,275	1.14%		1.14%		1.28%		0.23%	51%
2011	11.58	0.04	0.25	0.29	(0.20)		—	(0.20)	11.67	2.41	142,538	1.14		1.14		1.28		0.33	83
2010	9.42	0.05	2.46	2.51	(0.35	)(12)	—	(0.35)	11.58	27.37	220,866	1.14		1.15		1.29		0.50	69
2009	13.73	0.16	(4.18)	(4.02)	(0.29	)(2)	—	(0.29)	9.42	(28.69)	221,228	1.14		1.15		1.29		2.08	97
2008	18.20	0.13	(3.11)	(2.98)	(0.38)		(1.11)	(1.49)	13.73	(17.15)	251,359	1.13		1.13		1.27		0.86	52
2007	18.43	0.30	0.76	1.06	(0.36)		(0.93)	(1.29)	18.20	5.49	244,991	1.11		1.12		1.27		1.55	84
Class I
2012**	$11.64	$(0.01)	$3.04	$3.03	$(0.08)		$—	$(0.08)	$14.59	26.14%	$550	1.36%		1.36%		1.53%		(0.10)%	51%
2011	11.57	(0.01)	0.28	0.27	(0.20)		—	(0.20)	11.64	2.19	445	1.36		1.36		1.53		(0.07)	83
2010	9.41	— *	2.49	2.49	(0.33	)(12)	—	(0.33)	11.57	27.12	306	1.36		1.37		1.54		0.00	69
2009	13.72	0.09	(4.12)	(4.03)	(0.28	)(2)	—	(0.28)	9.41	(28.83)	132	1.36		1.37		1.55		1.26	97
2008(6)	18.55	0.13	(3.49)	(3.36)	(0.36)		(1.11)	(1.47)	13.72	(18.89)	25	1.36		1.36		1.52		0.86	52
Enhanced Income Fund
Class A
2012**	$7.36	$0.09	$0.13	$0.22	$(0.13)		$—	$(0.13)	$7.45	3.03%	$173,264	0.60%		0.60%		1.05%		2.43%	97%
2011	7.46	0.20	(0.14)	0.06	(0.16)		—	(0.16)	7.36	0.83	158,936	0.60		0.60		1.05		2.61	174
2010	7.21	0.18	0.30	0.48	(0.23)		—	(0.23)	7.46	6.78	137,223	0.60		0.60		1.06		2.45	77
2009	8.21	0.29	(1.09)	(0.80)	(0.20)		—	(0.20)	7.21	(9.56)	233,747	0.60		0.60		1.06		4.30	132
2008	9.92	0.49	(1.68)	(1.19)	(0.52)		—	(0.52)	8.21	(12.42)	314,795	0.60		0.60		1.04		5.40	42
2007	10.11	0.57	(0.27)	0.30	(0.49)		—	(0.49)	9.92	2.96	620,931	0.60		0.60		1.03		5.67	43
Class I
2012**	$7.36	$0.08	$0.12	$0.20	$(0.12)		$—	$(0.12)	$7.44	2.72%	$66	0.85%		0.85%		1.30%		2.14%	97%
2011	7.45	0.18	(0.12)	0.06	(0.15)		—	(0.15)	7.36	0.72	19	0.85		0.85		1.30		2.36	174
2010	7.20	0.16	0.29	0.45	(0.20)		—	(0.20)	7.45	6.35	16	0.85		0.85		1.33		2.21	77
2009	8.20	0.25	(1.06)	(0.81)	(0.19)		—	(0.19)	7.20	(9.79)	45	0.85		0.85		1.31		3.73	132
2008	9.91	0.43	(1.63)	(1.20)	(0.51)		—	(0.51)	8.20	(12.61)	16	0.85		0.85		1.29		4.82	42
2007(9)	10.25	0.15	(0.35)	(0.20)	(0.14)		—	(0.14)	9.91	(2.01)	11	1.09		1.09		1.56		5.78	43
Core Fixed Income Fund
Class A
2012**	$11.14	$0.17	$0.18	$0.35	$(0.19)		$(0.09)	$(0.28)	$11.21	3.13%	$2,105,978	0.67%		0.67%		0.86%		3.14%	195%
2011	10.93	0.36	0.22	0.58	(0.37)		—	(0.37)	11.14	5.43	2,185,135	0.71	(13)	0.71	(13)	0.89	(13)	3.25	473
2010	9.98	0.44	0.95	1.39	(0.44)		—	(0.44)	10.93	14.25	2,335,314	0.67		0.67		0.85		4.20	283
2009	9.37	0.50	0.62	1.12	(0.51)		—	(0.51)	9.98	12.55	2,450,746	0.67		0.67		0.86		5.42	329
2008	10.19	0.51	(0.82)	(0.31)	(0.51)		—	(0.51)	9.37	(3.25)	3,686,633	0.66		0.66		0.84		5.12	335
2007	10.29	0.50	(0.10)	0.40	(0.50)		—	(0.50)	10.19	4.00	4,600,629	0.64		0.64		0.84		4.89	413
Class I
2012**	$11.13	$0.16	$0.17	$0.33	$(0.17)		$(0.09)	$(0.26)	$11.20	3.02%	$15,153	0.89%		0.89%		1.11%		2.92%	195%
2011	10.92	0.33	0.23	0.56	(0.35)		—	(0.35)	11.13	5.20	15,701	0.93	(13)	0.93	(13)	1.14	(13)	3.03	473
2010	9.97	0.41	0.96	1.37	(0.42)		—	(0.42)	10.92	14.01	17,445	0.89		0.89		1.10		3.96	283
2009	9.36	0.48	0.62	1.10	(0.49)		—	(0.49)	9.97	12.32	13,658	0.89		0.89		1.11		5.21	329
2008	10.19	0.49	(0.84)	(0.35)	(0.48)		—	(0.48)	9.36	(3.58)	8,090	0.90		0.90		1.09		4.87	335
2007	10.29	0.41	(0.03)	0.38	(0.48)		—	(0.48)	10.19	3.74	12,890	0.89		0.89		1.09		3.96	413
U.S. Fixed Income Fund
Class A
2012**	$10.70	$0.13	$0.10	$0.23	$(0.14)		$(0.28)	$(0.42)	$10.51	2.14%	$1,075,020	0.66%		0.66%		0.87%		2.38%	165%
2011	10.81	0.30	0.26	0.56	(0.32)		(0.35)	(0.67)	10.70	5.43	972,449	0.66		0.66		0.87		2.85	337
2010	10.28	0.33	0.60	0.93	(0.36)		(0.04)	(0.40)	10.81	9.22	877,709	0.66		0.66		0.86		3.12	299
2009(8)	10.00	0.08	0.27	0.35	(0.07)		—	(0.07)	10.28	3.55	677,723	0.66		0.66		0.87		3.23	51

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	143

Financial Highlights

For the period ended March 31, 2012 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
Class A
2012**	$6.92	$0.26	$0.51	$0.77	$(0.26)	$(0.03)	$(0.29)	$7.40	11.28%	$1,872,592	0.89%	0.89%	1.12%	7.08%	21%
2011	7.27	0.55	(0.32)	0.23	(0.54)	(0.04)	(0.58)	6.92	2.96	1,316,158	0.89	0.89	1.13	7.38	82
2010	6.52	0.64	0.74	1.38	(0.61)	(0.02)	(0.63)	7.27	21.98	1,503,070	0.89	0.89	1.13	9.22	113
2009	6.57	0.60	(0.02)	0.58	(0.56)	(0.07)	(0.63)	6.52	11.88	1,289,964	0.89	0.89	1.15	11.03	98
2008	8.26	0.66	(1.60)	(0.94)	(0.66)	(0.09)	(0.75)	6.57	(12.09)	1,076,379	0.88	0.88	1.13	8.73	69
2007	8.38	0.67	(0.11)	0.56	(0.68)	—	(0.68)	8.26	6.72	1,247,613	0.86	0.86	1.12	7.89	91
Class I
2012**	$6.82	$0.25	$0.45	$0.70	$(0.24)	$(0.03)	$(0.27)	$7.25	10.53%	$12,127	1.11%	1.11%	1.37%	6.80%	21%
2011	7.28	0.53	(0.42)	0.11	(0.53)	(0.04)	(0.57)	6.82	1.19	915	1.11	1.11	1.37	7.06	82
2010	6.53	0.63	0.74	1.37	(0.60)	(0.02)	(0.62)	7.28	21.76	1,846	1.11	1.11	1.40	8.96	113
2009	6.58	0.58	(0.01)	0.57	(0.55)	(0.07)	(0.62)	6.53	11.65	200	1.11	1.11	1.40	10.45	98
2008(6)	8.26	0.66	(1.61)	(0.95)	(0.64)	(0.09)	(0.73)	6.58	(12.20)	47	1.11	1.11	1.38	8.96	69
Real Return Fund
Class A
2012**	$10.60	$—	$0.21	$0.21	$(0.05)	$(0.07)	$(0.12)	$10.69	1.97%	$428,046	0.45%	0.45%	0.85%	0.06%	41%
2011	10.51	0.33	0.13	0.46	(0.27)	(0.10)	(0.37)	10.60	4.51	373,560	0.45	0.45	0.85	3.06	77
2010	10.19	0.12	0.40	0.52	(0.19)	(0.01)	(0.20)	10.51	5.20	240,925	0.45	0.45	0.86	1.18	94
2009(8)	10.00	0.10	0.09	0.19	—	—	—	10.19	1.90	83,568	0.45	0.45	0.88	4.11	23
Multi-Strategy Alternative Fund
Class A
2012**	$9.57	$0.15	$0.05	$0.20	$(0.19)	$—	$(0.19)	$9.58	2.07%	$330,319	0.63%	0.63%	2.13%	3.08%	53%
2011	9.93	0.20	(0.41)	(0.21)	(0.15)	—	(0.15)	9.57	(2.16)	292,006	0.50	0.50	2.13	1.76	25
2010(7)	10.00	(0.02)	(0.05)	(0.07)	—	—	—	9.93	(0.70)	191,055	0.50	0.50	2.19	(0.42)	49

†	Returns and turnover rates are for the period indicated and have not been annualized.
*	Amount represents less than $0.01.
**	For the six month period ended March 31, 2012. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Includes return of capital of less than $0.01.
(3)	The expense ratios include overdraft fees. Had these fees been excluded the ratios would have been 1.11% and 1.36% for Class A and Class I, respectively.
(4)	For the six months ended September 30, 2007. The Fund’s fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.
(5)	For the year or period ended March 31.
(6)	Commenced operations on October 1, 2007. All ratios for the period have been annualized.
(7)	Commenced operations on March 31, 2010. All ratios for the period have been annualized.
(8)	Commenced operations on July 2, 2009. All ratios for the period have been annualized.
(9)	Commenced operations on June 29, 2007. All ratios for the period have been annualized.
(10)	Commenced operations on December 20, 2007. All ratios for the period have been annualized.
(11)	Commenced operations on October 1, 2009. All ratios for the period have been annualized.
(12)	Includes return of capital of $0.10.
(13)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.67%, 0.67% and 0.85 for Class A and 0.89%, 0.89% and 1.10% for Class I, respectively.
(14)	The amount shown for the year ended September 30, 2011, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

144	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Notes to Financial Statements (Unaudited)

March 31, 2012

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 25 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Prime Obligation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Real Estate and Multi-Strategy Alternative Funds. The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class G shares of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

As of March 31, 2012, the Prime Obligation, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, Multi-Asset Capital Stability Funds and the Class G shares had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	145

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2012

the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Managed Volatility Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

The assets of the Multi-Strategy Alternative Fund consist primarily of investments in underlying registered investment companies, which are valued at their respective daily net assets in accordance with pricing procedures approved by their respective Boards.

In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

146	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2012, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended March 31, 2012, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. None of the Funds held reverse repurchase agreements as of March 31, 2012.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2012, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	147

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2012

unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open futures contracts as of March 31, 2012, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities. To the extent consistent with its Investment Objective and Strategies, a Fund may also invest in financial option/swaption contracts to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of

Investments for details regarding open option/swaption contracts as of March 31, 2012, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding securities sold short as of March 31, 2012, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the

148	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open swap agreements as of March 31, 2012, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	149

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2012

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund.

Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At March 31, 2012, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2012, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Titanium Asset Management PIPE	2,000	10/06/09	10/06/09	$8	$2	0.00%

Small Cap Value Fund
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$336	0.07%

Small Cap Growth Fund
Rentech Warrant	19,400	04/20/07	04/20/07	$—	$—	0.00%
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	845	116	0.03
Value Creation	145,600	08/10/06	08/10/06	1,491	109	0.03

				$2,336	$225	0.06%

Real Estate Fund
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$341	0.18%

Enhanced Income Fund
JHT Holding, 2nd Lien	$46	12/16/08	12/16/08	$51	$15	0.01%

High Yield Bond Fund
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$21	0.00%
CUI Acquisition Warrants	47,444	09/06/11	09/06/11	4,033	2,159	0.11
Momentive Performance Materials PIK	1,794	12/07/10	12/07/10	1,621	1,517	0.08
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	323	0.02

				$6,139	$4,020	0.21%

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Real Return and Multi-Strategy Alternative Funds; are declared and paid annually for the Global Managed Volatility Fund; and declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in REITs — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee based on a dollar threshold for redemptions, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($Thousands)	Redemption Fee
Large Cap Fund	$50,000	0.50%
Large Cap Value Fund	50,000	0.50
Large Cap Growth Fund	50,000	0.50
Tax-Managed Large Cap Fund	50,000	0.50
S&P 500 Index Fund	50,000	0.15
Small Cap Fund	25,000	1.00
Small Cap Value Fund	25,000	1.00
Small Cap Growth Fund	25,000	1.00
Tax-Managed Small/Mid Cap Fund	25,000	1.00
Mid-Cap Fund	10,000	0.75
U.S. Managed Volatility Fund	25,000	0.50
Global Managed Volatility Fund	25,000	0.75
Tax-Managed Managed Volatility Fund	25,000	0.50
Real Estate Fund	10,000	1.00
Enhanced Income Fund	10,000	0.75
Core Fixed Income Fund	50,000	0.60

150	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

	Dollar Threshold ($Thousands)	Redemption Fee
U.S. Fixed Income Fund	$50,000	0.60%
High Yield Bond Fund	25,000	1.00
Real Return Fund	10,000	0.25
Multi-Strategy Alternative Fund	25,000	0.25

For the six month period ended March 31, 2012, the Funds did not retain any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of March 31, 2012, the Core Fixed Income Fund and U.S. Fixed Income Fund are the buyers (“receiving protection”) on a total notional amount of $5.6 million and $2.2 million, respectively, and are the sellers (“providing protection”) on a total notional amount of $7.7 million and $2.3 million, respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(108,191)	$(332,522)	—	—	$(440,713)
Maximum potential amount of future payments	$1,590,000	$6,125,000	—	—	$7,715,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

U.S. FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	—	$(124,685)	—	—	$(124,685)
Maximum potential amount of future payments	—	$2,300,000	—	—	$2,300,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	151

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2012

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$6,125,000	—	—	$6,125,000
201-400	—	—	—	$1,590,000	—	$1,590,000
> than 400	—	—	—	—	—	—
Total	—	—	$6,125,000	$1,590,000	—	$7,715,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
U.S. FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$2,300,000	—	—	$2,300,000
> than 200	—	—	—	—	—	—
Total	—	—	$2,300,000	—	—	$2,300,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments or Schedule of Investments and the Statement of Operations.

The fair value of derivative instruments as of March 31, 2012 was as follows:

	Asset Derivatives			Liability Derivatives
	For the six month period ended March 31, 2012 ($ Thousands)			For the six month period ended March 31, 2012 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$1,292		Unrealized loss on forward foreign currency contracts	$1,526
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	716	*	Net Assets — Unrealized depreciation on futures contracts	270	*

Total Derivatives not accounted for as hedging instruments		$2,008			$1,796

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,278	*	Net Assets — Unrealized depreciation on futures contracts	$902	*
	Net Assets — Unrealized appreciation on swap contracts	613	†	Net Assets — Unrealized depreciation on swap contracts	39	†
	Investments, at value	453		Options written, at value	321
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	429
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	2,510	†

Total Derivatives not accounted for as hedging instruments		$2,344			$4,201

U.S. Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$511	*	Net Assets — Unrealized depreciation on futures contracts	$52	*
	Investments, at value	—		Options written, at value	4
	Net Assets — Unrealized appreciation on swap contracts	61	†	Net Assets — Unrealized depreciation on swap contracts	10	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	270	†

Total Derivatives not accounted for as hedging instruments		$572			$336

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Summary Schedules of Investments or Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

152	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

The effect of derivative instruments on the Statement of Operations for the six month period ended March 31, 2012.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands)

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$5,397	$—	$—	$5,397
Foreign exchange contracts	—	—	4,457	—	4,457
Total	$—	$5,397	$4,457	$—	$9,854
Core Fixed Income Fund
Interest rate contracts	$568	$1,896	$—	$(1,128)	$1,336
Credit contracts	243	—	—	26	269
Equity Contracts	—	—	—	64	64
Foreign exchange contracts	—	—	1,756	—	1,756
Total	$811	$1,896	$1,756	$(1,038)	$3,425
U.S. Fixed Income Fund
Interest rate contracts	$—	$(141)	$—	$(321)	$(462)
Credit contracts	—	—	—	—	—
Total	$—	$(141)	$—	$(321)	$(462)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$762	$—	$—	$762
Foreign exchange contracts	—	—	(5,158)	—	(5,158)
Total	$—	$762	$(5,158)	$—	$(4,396)
Core Fixed Income Fund
Interest rate contracts	$288	$(1,851)	$—	$(536)	$(2,099)
Credit contracts	—	—	—	1,765	1,765
Equity contracts	—	—	—	11	11
Foreign exchange contacts	—	—	(1,348)	—	(1,348)
Total	$288	$(1,851)	$(1,348)	$1,240	$(1,671)
U.S. Fixed Income Fund
Interest rate contracts	$6	$709	$—	$382	$1,097
Credit contracts	—	—	—	(207)	(207)
Total	$6	$709	$—	$175	$890

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the six month period ended March 31, 2012 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of year	10,890,242	$789
Written	22,364,530	852
Expired	(398)	(485)
Closing buys	(6,900,338)	(499)
Balance at the end of year	26,354,036	$657

		U.S. Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of year	1,490,000	$17
Written	—	—
Expired	—	—
Closing buys	—	—
Balance at the end of year	1,490,000	$17

At March 31, 2012 the Funds had cash and/or securities at least equal to the value of written options.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	153

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2012

5. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap Class A, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, High Yield Bond, Real Return and Multi-Strategy Alternative Funds; 0.15% of the average daily net assets of the Tax-Managed Large Cap Class Y; 0.22% of the average daily net assets of the S&P 500 Index Fund; and 0.28% of the average daily net assets of the Core Fixed Income and U.S. Fixed Income Funds. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator’s sole discretion.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of short sale expenses, interest expense and acquired fund fee expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund, Class A	0.3900%	0.8900%
Large Cap Value Fund, Class A	0.3500	0.8900
Large Cap Value Fund, Class I	0.3500	1.1100
Large Cap Growth Fund, Class A	0.4000	0.8900
Large Cap Growth Fund, Class I	0.4000	1.1100
Tax-Managed Large Cap Fund, Class A	0.4000	0.8900
Tax-Managed Large Cap Fund, Class Y	0.4000	0.5600
S&P 500 Index Fund, Class A	0.0300	0.4300
S&P 500 Index Fund, Class E	0.0300	0.2500
S&P 500 Index Fund, Class I	0.0300	0.6500
Small Cap Fund, Class A	0.6500	1.1400
Small Cap Value Fund, Class A	0.6500	1.1400
Small Cap Value Fund, Class I	0.6500	1.3600
Small Cap Growth Fund, Class A	0.6500	1.1100
Small Cap Growth Fund, Class I	0.6500	1.3600
Tax-Managed Small/Mid Cap Fund, Class A	0.6500	1.1100
Mid-Cap Fund, Class A	0.4000	1.0200

	Advisory Fees	Voluntary Expense Limitations
Mid-Cap Fund, Class I	0.4000%	1.2600%
U.S. Managed Volatility Fund, Class A	0.6500	1.0000
U.S. Managed Volatility Fund, Class I	0.6500	1.2500
Global Managed Volatility Fund, Class A	0.6500	1.1100
Global Managed Volatility Fund, Class I	0.6500	1.3600
Tax-Managed Managed Volatility Fund, Class A	0.6500	1.0000
Real Estate Fund, Class A	0.6500	1.1400
Real Estate Fund, Class I	0.6500	1.3600
Enhanced Income Fund, Class A	0.4000	0.6000
Enhanced Income Fund, Class I	0.4000	0.8500
Core Fixed Income Fund, Class A	0.2750	0.6700
Core Fixed Income Fund, Class I	0.2750	0.8900
U.S. Fixed Income, Class A	0.2750	0.6600
High Yield Bond Fund, Class A	0.4875	0.8900
High Yield Bond Fund, Class I	0.4875	1.1100
Real Return, Class A	0.2200	0.4500
Multi-Strategy Alternative Fund, Class A	1.5000	0.6300	*

*	Prior to October 11, 2011, the voluntary expense limitation was 0.5000.

As of March 31, 2012, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
AQR Capital Management, LLC
Aronson+Johnson+Ortiz, L.P.
Brown Investment Advisory Incorporated
Delaware Management Company
LSV Asset Management
Neuberger Berman Management LLC
Waddell + Reed Investment Management Company
WestEnd Advisors LLC
Large Cap Value Fund
Aronson + Johnson + Ortiz, LP
Lazard Asset Management LLC
LSV Asset Management
Tocqueville Asset Management LP
Large Cap Growth Fund
Brown Investment Advisory Incorporated
Delaware Management Company
INTECH Investment Management, LLC
Neuberger Berman Management LLC
Tax-Managed Large Cap Fund
AQR Capital Management, LLC
Aronson + Johnson + Ortiz, LP
Brown Investment Advisory Incorporated
Delaware Management Company
LSV Asset Management
Neuberger Berman Management LLC
Parametric Portfolio Associates
Waddell + Reed Investment Management Company
WestEnd Advisors LLC
S&P 500 Index Fund
SSgA Funds Management, Inc.

154	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Investment Sub-Adviser
Small Cap Fund
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Integrity Asset Management, LLC
JP Morgan Investment Management Company
Los Angeles Capital Management and Equity Research, Inc.
Robeco Investment Management, Inc.
Wellington Management Company, LLP
Small Cap Value Fund
Artisan Partners Limited Partnership
Lee Munder Capital Group LLC
LSV Asset Management
Martingale Asset Management, L.P.
Robeco Investment Management, Inc.
Security Capital Research + Management Incorporated
William Blair + Company, LLC
Small Cap Growth Fund
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Janus Capital Management, LLC
J.P. Morgan Investment Management Inc.
Los Angeles Capital Management and Equity Research, Inc.
Tax-Managed Small/Mid Cap Fund
Century Capital Management, LLC
Lee Munder Capital Group LLC
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Parametric Portfolio Associates
Wellington Management Company, LLP
William Blair + Company, LLC
Mid-Cap Fund
JP Morgan Investment Management Company
Lee Munder Capital Group LLC
Quantitative Management Associates LLC
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
LSV Asset Management
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
Analytic Investors LLC
Aronson + Johnson + Ortiz, LP
LSV Asset Management
Parametric Portfolio Associates
Real Estate Fund
Security Capital Research and Management, Inc.
Urdang Capital Management
Enhanced Income Fund
Ares Management LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management Inc.

Investment Sub-Adviser
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Investment Management, LLC
J.P. Morgan Investment Management, Inc.
Real Return Fund
Wellington Management Company, LLP
Multi-Strategy Alternative Fund

Turner Investment Partners, Inc.

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the “Shareholder Servicing Plans”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to the Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	155

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2012

Such commissions for the six month period ended March 31, 2012 were as follows ($ Thousands):

Large Cap Fund	$63
Large Cap Value Fund	13
Large Cap Growth Fund	112
Tax-Managed Large Cap Fund	5
S&P 500 Index Fund	27
Small Cap Fund	14
Small Cap Value Fund	18
Small Cap Growth Fund	20
Tax-Managed Small/Mid Cap Fund	24
Mid-Cap Fund	2

$298

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. During the six month period ended March 31, 2012, the Distributor voluntarily waived a portion of its fee for all of the Funds except the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds.

For the six month period ended March 31, 2012, the Distributor retained 100% of the shareholder servicing fees, less the shareholder servicing fee waiver, and 100% of the administration servicing fees.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Administrator or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, Tax-Managed Small/Mid Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2012 were as follows ($ Thousands):

Large Cap Fund	$191
Large Cap Value Fund	269
Tax-Managed Large Cap Fund	172
Small Cap Value Fund	173
Tax-Managed Small/Mid Cap Fund	71
U.S. Managed Volatility Fund	280
Tax-Managed Managed Volatility Fund	163

$1,319

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six month period ended March 31, 2012, can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

Affiliated Transaction — On February 25, 2011, the S&P 500 Index Fund participated in a transaction with an affiliated fund. The Fund sold securities in the amount of $767,016,288 resulting in realized gains of $40,460,815.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ board of trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six month period ended March 31, 2012, the Trust did not participate in the Program.

156	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2012 (Unaudited) and the years or period ended September 30, 2011

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund
	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11
Class A:
Shares Issued	36,876	76,628	7,693	15,386	4,887	11,453	14,386	33,056	2,523	29,348
Shares Issued in Lieu of Cash Distributions	10,476	5,309	891	1,248	47	288	820	1,037	94	284
Shares Redeemed	(29,255)	(61,580)	(12,592)	(33,831)	(9,213)	(28,552)	(16,001)	(34,953)	(2,828)	(31,813	)(1)
Total Class A Transactions	18,097	20,357	(4,008)	(17,197)	(4,279)	(16,811)	(795)	(860)	(211)	(2,181)
Class E:
Shares Issued	—	—	—	—	—	—	—	—	19,294	12,648
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	506	553
Shares Redeemed	—	—	—	—	—	—	—	—	(10,992)	(8,142)
Total Class E Transactions	—	—	—	—	—	—	—	—	8,808	5,059
Class I:
Shares Issued	—	—	52	125	57	142	—	—	34	54
Shares Issued in Lieu of Cash Distributions	—	—	4	7	—	1	1	—	2	2
Shares Redeemed	—	—	(77)	(333)	(37)	(210)	(4)	—	(25)	(91)
Total Class I Transactions	—	—	(21)	(201)	20	(67)	(3)	—	11	(35)
Class Y:
Shares Issued	—	—	—	—	—	—	—	18	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	1	—	—
Shares Redeemed	—	—	—	—	—	—	—	(201)	—	—
Total Class Y Transactions	—	—	—	—	—	—	—	(182)	—	—
Increase (Decrease) in Share Transactions	18,097	20,357	(4,029)	(17,398)	(4,259)	(16,878)	(798)	(1,042)	8,608	2,843

	Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund
	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11
Class A:
Shares Issued	8,365	15,415	2,088	5,548	1,871	4,689	3,703	7,540	1,210	4,700
Shares Issued in Lieu of Cash Distributions	3,125	1,753	154	179	4	—	57	56	10	31
Shares Redeemed	(5,448)	(15,817)	(4,500)	(13,960)	(2,630)	(11,437)	(3,190)	(10,796)	(1,582)	(7,665)
Total Class A Transactions	6,042	1,351	(2,258)	(8,233)	(755)	(6,748)	570	(3,200)	(362)	(2,934)
Class I:
Shares Issued	—	—	44	106	39	113	—	—	16	35
Shares Issued in Lieu of Cash Distributions	—	—	1	2	—	—	—	—	—	—
Shares Redeemed	—	—	(74)	(284)	(73)	(166)	—	—	(23)	(11)
Total Class I Transactions	—	—	(29)	(176)	(34)	(53)	—	—	(7)	24
Increase (Decrease) in Share Transactions	6,042	1,351	(2,287)	(8,409)	(789)	(6,801)	570	(3,200)	(369)	(2,910)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	157

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2012

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11
Class A:
Shares Issued	16,331	25,913	25,635	44,541	8,380	12,304	4,749	4,879	5,438	18,045
Shares Issued in Lieu of Cash Distributions	435	450	—	—	1,273	292	81	227	351	416
Shares Redeemed	(7,359)	(25,421)	(9,417)	(23,526)	(3,483)	(9,577)	(4,456)	(11,962)	(4,101)	(15,277)
Total Class A Transactions	9,407	942	16,218	21,015	6,170	3,019	374	(6,856)	1,688	3,184
Class I:
Shares Issued	24	8	14	12	—	—	11	39	6	1
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	1	—	—
Shares Redeemed	(1)	(6)	—	(18)	—	—	(12)	(27)	—	—
Total Class I Transactions	23	2	14	(6)	—	—	(1)	13	6	1
Increase (Decrease) in Share Transactions	9,430	944	16,232	21,009	6,170	3,019	373	(6,843)	1,694	3,185

	Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11	10/01/11 to 03/31/12	10/01/10 to 09/30/11
Class A:
Shares Issued	24,641	52,351	31,203	52,968	101,349	128,071	9,499	23,421	9,019	18,501
Shares Issued in Lieu of Cash Distributions	4,271	6,214	3,335	4,890	7,694	13,788	365	985	565	312
Shares Redeemed	(37,211)	(76,072)	(23,135)	(48,184)	(46,323)	(158,177)	(5,067)	(12,072)	(5,597)	(7,546)
Total Class A Transactions	(8,299)	(17,507)	11,403	9,674	62,720	(16,318)	4,797	12,334	3,987	11,267
Class I:
Shares Issued	188	487	—	—	3,087	2,215	—	—	—	—
Shares Issued in Lieu of Cash Distributions	23	33	—	—	36	30	—	—	—	—
Shares Redeemed	(269)	(706)	—	—	(1,584)	(2,364)	—	—	—	—
Total Class I Transactions	(58)	(186)	—	—	1,539	(119)	—	—	—	—
Increase (Decrease) in Share Transactions	(8,357)	(17,693)	11,403	9,674	64,259	(16,437)	4,797	12,334	3,987	11,267

(1)	Includes redemptions as a result of an affiliated transaction (see Note 5).
Amounts designated as “—” are zero or have been rounded to zero.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2012, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$475,075	$475,075
Sales	—	651,392	651,392
Large Cap Value Fund
Purchases	—	191,503	191,503
Sales	—	268,484	268,484
Large Cap Growth Fund
Purchases	—	731,571	731,571
Sales	—	824,457	824,457
Tax-Managed Large Cap Fund
Purchases	—	480,578	480,578
Sales	—	515,262	515,262
S&P 500 Index Fund
Purchases	—	634,135	634,135
Sales	—	255,661	255,661
Small Cap Fund
Purchases	—	123,147	123,147
Sales	—	132,564	132,564

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Small Cap Value Fund
Purchases	$—	$99,277	$99,277
Sales	—	145,873	145,873
Small Cap Growth Fund
Purchases	—	128,110	128,110
Sales	—	143,484	143,484
Tax-Managed Small/Mid Cap Fund
Purchases	—	97,709	97,709
Sales	—	97,088	97,088
Mid-Cap Fund
Purchases	—	27,714	27,714
Sales	—	36,907	36,907
U.S. Managed Volatility Fund
Purchases	—	212,228	212,228
Sales	—	118,656	118,656
Global Managed Volatility Fund
Purchases	—	305,604	305,604
Sales	—	151,309	151,309
Tax-Managed Managed Volatility
Purchases	—	103,966	103,966
Sales	—	61,193	61,193
Real Estate Fund
Purchases	—	88,945	88,945
Sales	—	83,468	83,468

158	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Enhanced Income Fund
Purchases	$61,496	$21,979	$83,475
Sales	62,019	14,101	76,120
Core Fixed Income Fund
Purchases	3,608,549	320,689	3,929,238
Sales	3,734,504	379,958	4,114,462
U.S Fixed Income Fund
Purchases	1,413,025	183,614	1,596,639
Sales	1,392,713	191,932	1,584,645
High Yield Bond Fund
Purchases	—	625,227	625,227
Sales	—	286,788	286,788
Real Return Fund
Purchases	202,240	120	202,360
Sales	157,529	120	157,649
Multi-Strategy Alternative Fund
Purchases	—	196,532	196,532
Sales	—	151,042	151,042

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains).

Accordingly, no provision for Federal income taxes is required.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2011, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2010. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ended December 31, 2011.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2011 and September 30, 2010 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2011	$55,525	$6,999	$—	$62,524
	2010	12,021	2,478	—	14,499
Large Cap Value Fund	2011	21,714	—		21,714
	2010	28,384	—	—	28,384
Large Cap Growth Fund	2011	6,587	—	—	6,587
	2010	11,957	—	—	11,957
Tax-Managed Large Cap Fund	2011	13,825	—	—	13,825
	2010	16,047	—	—	16,047
S&P 500 Index Fund	2011	30,225	—	—	30,225
	2010	25,920	—	—	25,920
Small Cap Fund	2011	18,003	2,754	—	20,757
	2010	553	14	—	567
Small Cap Value Fund	2011	3,323	—	—	3,323
	2010	4,161	—	—	4,161
Small Cap Growth Fund	2011	—	—	—	—
	2010	—	—	30	30
Tax-Managed Small/Mid Cap Fund	2011	741	—	—	741
	2010	727	—	—	727
Mid-Cap Fund	2011	671	—	—	671
	2010	729	—	—	729
U.S. Managed Volatility Fund	2011	5,926	—	—	5,926
	2010	5,225	—	—	5,225
Global Managed Volatility Fund	2011	—	—	—	—
	2010	792	—	72	864
Tax-Managed Managed Volatility Fund	2011	3,483	—	—	3,483
	2010	2,727	—	—	2,727
Real Estate Fund	2011	2,958	—	—	2,958
	2010	5,233	—	2,158	7,391
Enhanced Income Fund	2011	3,390	—	—	3,390
	2010	6,384	—	—	6,384

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	159

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2012

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Core Fixed Income Fund	2011	$74,340	$—	$—	$74,340
	2010	104,187	—	—	104,187
U.S. Fixed Income Fund	2011	50,305	3,680	—	53,985
	2010	31,840	—	—	31,840
High Yield Bond Fund	2011	122,263	—	—	122,263
	2010	123,263	—	—	123,263
Real Return Fund	2011	11,366	42	—	11,408
	2010	2,708	18	—	2,726
Multi-Strategy Alternative Fund	2011	3,346	—	—	3,346
	2010	—	—	—	—

As of fiscal year ended September 30, 2011, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributions Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$24,895	$67,355	$—	$—	$(46)	$(92,240)	$(10)	$(46)
Large Cap Value Fund	4,792	—	(303,613)	—	—	(165,717)	(4)	(464,542)
Large Cap Growth Fund	270	—	(319,983)	—	—	3,023	14	(316,676)
Tax-Managed Large Cap Fund	3,376	—	(333,278)	—	(18)	(10,197)	(5)	(340,122)
S&P 500 Index Fund	6,503	—	(32,308)	—	—	556,478	4	530,677
Small Cap Fund	8,973	24,666	—	—	—	(29,239)	(55)	4,345
Small Cap Value Fund	1,352	—	(81,078)	—	(1)	(68,815)	(85)	(148,627)
Small Cap Growth Fund	—	—	(193,437)	—	—	(52,182)	(125)	(245,744)
Tax-Managed Small/Mid Cap Fund	392	—	(22,976)	—	(15)	(20,244)	3	(42,840)
Mid-Cap Fund	111	—	(17,641)	—	—	(16,841)	(4)	(34,375)
U.S. Managed Volatility Fund	1,683	—	(46,055)	—	—	25,884	—	(18,488)
Global Managed Volatility Fund	—	—	(43,632)	—	—	22,553	(4,644)	(25,723)
Tax-Managed Managed Volatility Fund	1,045	11,182	—	—	—	20,274	—	32,501
Real Estate Fund	1,813	—	(45,087)	—	—	6,294	604	(36,376)
Enhanced Income Fund	985	—	(124,218)	—	—	(7,690)	—	(130,923)
Core Fixed Income Fund	20,595	—	—	(49,687)	(112)	(4,423)	(9,571)	(43,198)
U.S. Fixed Income Fund	20,591	6,044	—	—	—	29,800	(2,098)	54,337
High Yield Bond Fund	15,096	—	(160,799)	—	—	(77,207)	(8,125)	(231,035)
Real Return Fund	2,997	71	—	—	—	4,662	11	7,741
Multi-Strategy Alternative Fund	1,118	—	(1,945)	(2,715)	—	(8,607)	—	(12,149)

160	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Post October losses represent losses realized on investment transactions from November 1, 2010 through September 30, 2011 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Expires 2012 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$—	$303,613	$—	$—	$—	$—	$—	$—	$303,613
Large Cap Growth Fund	—	248,707	64,163	—	—	—	—	7,113	319,983
Tax-Managed Large Cap Fund	—	264,576	52,636	—	—	—	—	16,066	333,278
S&P 500 Index Fund	—	31,068	1,240	—	—	—	—	—	32,308
Small Cap Value Fund	—	81,078	—	—	—	—	—	—	81,078
Small Cap Growth Fund	—	182,805	10,632	—	—	—	—	—	193,437
Tax-Managed Small/Mid Cap Fund	—	22,976	—	—	—	—	—	—	22,976
Mid-Cap Fund	—	14,531	3,110	—	—	—	—	—	17,641
U.S. Managed Volatility Fund	—	46,055	—	—	—	—	—	—	46,055
Global Managed Volatility Fund	—	31,146	12,486	—	—	—	—	—	43,632
Real Estate Fund	—	—	45,087	—	—	—	—	—	45,087
Enhanced Income Fund	26,775	61,656	31,834	3,427	526	—	—	—	124,218
High Yield Bond Fund	2,772	61,490	63,877	3,037	21,474	8,149	—	—	160,799
Multi-Strategy Alternative Fund	1,945	—	—	—	—	—	—	—	1,945

During the fiscal year ended September 30, 2011, the following Funds utilized capital loss carryforward to offset capital gains and/or had expired capital loss carryforwards:

	Utilized Capital Loss Carry Forwards ($ Thousands)	Expired Capital Loss Carry Forwards ($ Thousands)
Large Cap Value Fund	$163,583	$—
Large Cap Growth Fund	287,461	338,510
Tax-Managed Large Cap Fund	155,358	48,103
S&P 500 Index Fund	4,600	—
Small Cap Value Fund	89,061	—
Small Cap Growth Fund	108,975	—
Tax-Managed Small/Mid Cap Fund	52,255	—
Mid-Cap Fund	18,832	—
U.S. Managed Volatility Fund	51,891	—
Global Managed Volatility Fund	15,506	—
Tax-Managed Managed Volatility Fund	13,382	—
Core Fixed Income Fund	39,374	—
High Yield Bond Fund	—	57,113

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For Federal income tax purposes, the cost of securities owned at March 31, 2012, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to straddles, investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2012, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,828,490	$331,183	$(31,902)	$299,281
Large Cap Value Fund	1,369,187	261,448	(112,088)	149,360
Large Cap Growth Fund	1,486,766	297,651	(32,756)	264,895
Tax-Managed Large Cap Fund	1,588,763	508,032	(26,168)	481,864
S&P 500 Index Fund	1,426,655	916,710	(23,075)	893,635

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	161

Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2012

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Small Cap Fund	$312,577	$43,645	$(10,587)	$33,058
Small Cap Value Fund	516,767	67,794	(40,323)	27,471
Small Cap Growth Fund	452,365	54,784	(27,304)	27,480
Tax-Managed Small/Mid Cap Fund	304,593	65,721	(16,107)	49,614
Mid-Cap Fund	97,440	9,218	(3,459)	5,759
U.S. Managed Volatility Fund	555,754	102,202	(10,049)	92,153
Global Managed Volatility Fund	640,160	68,766	(9,245)	59,521
Tax-Managed Managed Volatility Fund	315,664	64,662	(4,379)	60,283
Real Estate Fund	174,142	57,890	(2,677)	55,213
Enhanced Income Fund	190,792	1,312	(6,479)	(5,167)
Core Fixed Income Fund	2,316,308	113,566	(81,794)	31,772
U.S. Fixed Income Fund	1,169,123	42,688	(5,826)	36,862
High Yield Bond Fund	1,836,480	85,111	(45,459)	39,652
Real Return Fund	456,983	11,507	(550)	10,957
Multi-Strategy Alternative Fund	327,464	4,043	(8,189)	(4,146)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

10. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

In the normal course of business, the Multi-Strategy Alternative Fund invests substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Fund may be affected by events in these industries. The Funds Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

The market values of the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

11. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the FASB issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the Financial Statements.

162	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,274.70	0.89%	$5.07
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.54	0.89%	$4.51
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,271.20	0.89%	$5.06
Class I Shares	$1,000.00	$1,269.50	1.11%	$6.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.54	0.89%	$4.51
Class I Shares	$1,000.00	$1,019.44	1.11%	$5.61
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,283.30	0.89%	$5.09
Class I Shares	$1,000.00	$1,281.60	1.11%	$6.34
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.54	0.89%	$4.51
Class I Shares	$1,000.00	$1,019.44	1.11%	$5.61

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratios	Expense Paid During Period*
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,278.70	0.89%	$5.08
Class Y Shares	$1,000.00	$1,279.60	0.56%	$3.21
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.54	0.89%	$4.51
Class Y Shares	$1,000.00	$1,022.19	0.56%	$2.84
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,257.10	0.43%	$2.44
Class E Shares	$1,000.00	$1,258.40	0.25%	$1.42
Class I Shares	$1,000.00	$1,256.10	0.65%	$3.68
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.84	0.43%	$2.18
Class E Shares	$1,000.00	$1,023.74	0.25%	$1.28
Class I Shares	$1,000.00	$1,021.74	0.65%	$3.29
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,313.80	1.14%	$6.61
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.29	1.14%	$5.77

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	163

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,301.70	1.14%	$6.57
Class I Shares	$1,000.00	$1,300.80	1.36%	$7.83
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.29	1.14%	$5.77
Class I Shares	$1,000.00	$1,018.19	1.36%	$6.87
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,326.80	1.11%	$6.47
Class I Shares	$1,000.00	$1,325.60	1.36%	$7.92
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.44	1.11%	$5.61
Class I Shares	$1,000.00	$1,018.19	1.36%	$6.87
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,287.20	1.11%	$6.36
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.44	1.11%	$5.61
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,299.00	1.02%	$5.88
Class I Shares	$1,000.00	$1,297.60	1.26%	$7.27
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.89	1.02%	$5.16
Class I Shares	$1,000.00	$1,018.68	1.26%	$6.38
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,168.00	1.00%	$5.43
Class I Shares	$1,000.00	$1,166.90	1.25%	$6.77
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.99	1.00%	$5.06
Class I Shares	$1,000.00	$1,018.75	1.25%	$6.31
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,092.60	1.11%	$5.82
Class I Shares	$1,000.00	$1,090.00	1.36%	$7.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.44	1.11%	$5.61
Class I Shares	$1,000.00	$1,018.20	1.36%	$6.86
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,163.70	1.00%	$5.42
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.99	1.00%	$5.06

	Beginning Account Value 10/01/11	Ending Account Value 03/31/12	Annualized Expense Ratios	Expense Paid During Period*
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,263.20	1.14%	$6.46
Class I Shares	$1,000.00	$1,261.40	1.36%	$7.70
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.29	1.14%	$5.76
Class I Shares	$1,000.00	$1,018.19	1.36%	$6.87
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,030.30	0.60%	$3.06
Class I Shares	$1,000.00	$1,027.20	0.85%	$4.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.99	0.60%	$3.04
Class I Shares	$1,000.00	$1,020.75	0.85%	$4.29
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,031.30	0.67%	$3.41
Class I Shares	$1,000.00	$1,030.20	0.89%	$4.53
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.64	0.67%	$3.40
Class I Shares	$1,000.00	$1,020.54	0.89%	$4.51
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,021.40	0.66%	$3.34
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.69	0.66%	$3.34
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,112.80	0.89%	$4.71
Class I Shares	$1,000.00	$1,105.30	1.11%	$5.84
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.54	0.89%	$4.51
Class I Shares	$1,000.00	$1,019.45	1.11%	$5.60
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,019.70	0.45%	$2.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.74	0.45%	$2.28
Multi-Strategy Alternative Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,020.70	0.63%	$3.18
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.85	0.63%	$3.18

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period shown).

164	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	165

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

At the December 6-7, 2011 and March 27-28, 2012 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services

166	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	167

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2012

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-092 (3/12)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund , Real Return Fund and Multi-Strategy Alternative Fund is included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 84.4%

Consumer Discretionary — 12.2%
Advance Auto Parts	14,700	$1,302
American Axle & Manufacturing Holdings *	52,600	616
Apollo Group, Cl A *	228,200	8,818
Autoliv (A)	16,000	1,073
Autozone *	3,600	1,338
Bed Bath & Beyond * (A)	127,063	8,357
Best Buy (A)	169,500	4,014
Big Lots *	27,800	1,196
Career Education *	92,229	743
CBS, Cl B	459,010	15,565
Coach	244,311	18,880
Comcast, Cl A	64,800	1,945
Ctrip.com International ADR * (A)	123,100	2,664
Dillard’s, Cl A (A)	11,000	694
DIRECTV, Cl A *	80,800	3,987
Discovery Communications, Cl A * (A)	64,930	3,285
DISH Network, Cl A	96,900	3,191
Foot Locker (A)	33,600	1,043
Ford Motor	134,700	1,683
Fossil *	46,080	6,082
GameStop, Cl A (A)	86,500	1,889
Gannett (A)	73,200	1,122
Gap	176,800	4,622
General Motors * (A)	63,600	1,631
Groupon, Cl A * (A)	59,630	1,096
Guess?	14,900	466
H&R Block (A)	55,400	912
Harley-Davidson	181,094	8,888
Harman International Industries	17,600	824
Hasbro	23,000	845
Home Depot	111,810	5,625
Interpublic Group	23,600	269
ITT Educational Services * (A)	17,700	1,171
Johnson Controls (A)	259,364	8,424
Kohl’s	39,300	1,966
Lear	20,900	971
Limited Brands	11,800	566
Lowe’s	335,744	10,536
Macy’s	261,240	10,379
McDonald’s	86,910	8,526
MGM Mirage *	3,100	42
News, Cl A	159,900	3,148
Nike, Cl B	144,113	15,628
Nordstrom	153,070	8,529
priceline.com * (A)	16,125	11,570
RadioShack (A)	83,100	517
Ralph Lauren, Cl A	18,170	3,167
Service International	6,857	77
Staples	374,800	6,064
Starbucks	45,900	2,565
Target	228,093	13,291
Time Warner (A)	42,000	1,586
Time Warner Cable, Cl A	125,460	10,225
TRW Automotive Holdings *	15,300	711
Tupperware Brands	4,200	267

Description	Shares	Market Value ($ Thousands)
Under Armour, Cl A * (A)	39,160	$3,681
Walt Disney	35,800	1,567
Washington Post, Cl B (A)	1,100	411
Whirlpool	34,300	2,636
Wyndham Worldwide	84,900	3,949

		246,835

Consumer Staples — 7.7%
Altria Group	78,900	2,436
Anheuser-Busch InBev ADR	77,762	5,655
Archer-Daniels-Midland	61,900	1,960
Beam	47,940	2,808
Bunge (A)	42,300	2,895
Clorox	25,100	1,725
Coca-Cola	29,900	2,213
Coca-Cola Enterprises	39,000	1,115
ConAgra Foods	83,200	2,185
Constellation Brands, Cl A *	9,200	217
Corn Products International	15,600	899
Costco Wholesale	217,791	19,775
CVS Caremark	172,300	7,719
Dr Pepper Snapple Group	26,900	1,082
Estee Lauder, Cl A	186,335	11,541
Herbalife	16,400	1,129
Kimberly-Clark	49,100	3,628
Kraft Foods, Cl A	45,900	1,745
Kroger	232,100	5,624
Lorillard	31,000	4,014
Mead Johnson Nutrition, Cl A	160,336	13,224
Nu Skin Enterprises, Cl A	23,000	1,332
PepsiCo	23,800	1,579
Philip Morris International	174,680	15,478
Procter & Gamble	165,000	11,090
Reynolds American	25,500	1,057
Safeway (A)	122,400	2,474
Smithfield Foods *	46,800	1,031
SYSCO (A)	10,700	319
Tyson Foods, Cl A	95,500	1,829
Walgreen	181,000	6,062
Wal-Mart Stores	115,800	7,087
Whole Foods Market	145,291	12,088

		155,015

Energy — 8.3%
Apache	22,400	2,250
Canadian Natural Resources	171,959	5,706
Chevron	242,800	26,038
ConocoPhillips	296,680	22,551
Core Laboratories (A)	45,975	6,049
Devon Energy	76,240	5,422
El Paso	191,400	5,656
EOG Resources	112,250	12,471
Exxon Mobil	213,400	18,508
FMC Technologies * (A)	131,294	6,620
Forest Oil *	55,900	677
Halliburton	234,850	7,795
Hess	57,900	3,413
Kinder Morgan (A)	83,300	3,219
Marathon Oil	163,900	5,196
Marathon Petroleum	62,350	2,703
Murphy Oil	81,500	4,586
National Oilwell Varco	33,900	2,694
Noble Energy	42,310	4,137

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Occidental Petroleum	24,200	$2,305
Quicksilver Resources * (A)	66,500	335
Schlumberger	138,079	9,656
Tesoro *	100,700	2,703
Valero Energy (A)	276,100	7,115

		167,805

Financials — 12.5%
ACE	81,600	5,973
Aflac	39,800	1,830
Allstate	64,900	2,136
American Capital *	54,400	472
American Express	57,300	3,315
American Financial Group	62,047	2,394
American Tower, Cl A †	136,819	8,622
Ameriprise Financial	65,800	3,759
Annaly Capital Management † (A)	58,200	921
Associated Banc-Corp	28,100	392
Assurant	153,500	6,217
AvalonBay Communities †	2,100	297
Bank of America	757,000	7,244
Bank of New York Mellon	66,700	1,609
Berkshire Hathaway, Cl B *	85,100	6,906
BlackRock	1,600	328
Boston Properties †	2,400	252
Brandywine Realty Trust †	67,500	775
Capital One Financial	238,800	13,311
CBL & Associates Properties † (A)	45,200	855
Charles Schwab (A)	379,497	5,453
Chubb	56,400	3,898
Citigroup	427,100	15,610
CME Group	25,900	7,494
CNA Financial	25,700	754
CommonWealth †	17,600	328
Discover Financial Services	237,200	7,908
E*Trade Financial *	22,900	251
Endurance Specialty Holdings	14,700	598
Equity Residential †	6,500	407
Everest Re Group	12,400	1,147
Fifth Third Bancorp	418,000	5,873
Fulton Financial	8,800	92
Genworth Financial, Cl A *	27,400	228
Goldman Sachs Group	20,600	2,562
Hartford Financial Services Group	57,300	1,208
HCC Insurance Holdings	3,200	100
HCP †	8,700	343
Health Care †	2,900	159
Hospitality Properties Trust †	89,900	2,380
Host Hotels & Resorts † (A)	11,300	185
Huntington Bancshares	750,100	4,838
IntercontinentalExchange * (A)	64,850	8,912
JPMorgan Chase	639,030	29,383
Keycorp	947,000	8,050
Kimco Realty †	6,400	123
Legg Mason	11,900	332
Lincoln National	78,700	2,074
Loews	32,500	1,296
Macerich †	2,200	127
MetLife	37,500	1,401

Description	Shares	Market Value ($ Thousands)
MFA Financial †	94,700	$707
Morgan Stanley	38,900	764
PNC Financial Services Group	118,100	7,616
Popular *	196,700	403
Progressive	379,400	8,794
ProLogis † (A)	9,600	346
Protective Life (A)	38,700	1,146
Prudential Financial	81,500	5,166
Public Storage †	2,400	332
Regions Financial	545,000	3,592
Reinsurance Group of America, Cl A	34,800	2,070
Senior Housing Properties Trust †	28,600	631
Simon Property Group †	6,100	889
SLM	46,600	735
State Street	37,800	1,720
Torchmark (A)	35,650	1,777
Travelers	102,500	6,068
Unum Group	120,100	2,940
US Bancorp	170,800	5,411
Validus Holdings	23,900	740
Ventas †	4,251	243
Vornado Realty Trust †	3,100	261
Wells Fargo	581,200	19,842
Weyerhaeuser †	8,900	195

		253,510

Health Care — 10.5%
Abbott Laboratories	77,900	4,775
Aetna	162,200	8,136
Alexion Pharmaceuticals *	29,360	2,726
Allergan	177,340	16,924
AmerisourceBergen	76,100	3,020
Amgen	231,769	15,758
Bristol-Myers Squibb	9,900	334
Cardinal Health	49,200	2,121
Celgene *	108,326	8,398
Cigna	8,500	419
Community Health Systems * (A)	30,800	685
Covance * (A)	95,685	4,557
Covidien	60,580	3,313
DaVita *	89,576	8,077
Eli Lilly	86,300	3,475
Endo Pharmaceuticals Holdings *	18,600	720
Express Scripts * (A)	168,680	9,139
Gilead Sciences *	92,200	4,504
Health Net *	111,200	4,417
Hill-Rom Holdings	8,600	287
Humana	57,500	5,318
Idexx Laboratories * (A)	64,691	5,657
Intuitive Surgical * (A)	12,412	6,724
Johnson & Johnson	205,490	13,554
LifePoint Hospitals *	8,800	347
McKesson	43,400	3,809
Medco Health Solutions *	10,600	745
Medtronic	41,200	1,615
Merck	360,200	13,832
Novo Nordisk ADR (A)	56,650	7,858
Omnicare (A)	69,900	2,486

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
PDL BioPharma (A)	66,000	$419
Perrigo (A)	45,000	4,649
Pfizer	1,228,420	27,836
Quest Diagnostics	1,100	67
UnitedHealth Group	94,300	5,558
Warner Chilcott, Cl A *	46,300	778
WellPoint	104,000	7,675
Zimmer Holdings	32,900	2,115

		212,827

Industrials — 7.4%
3M	3,300	294
AGCO *	25,500	1,204
Alaska Air Group *	20,300	727
Alliant Techsystems (A)	8,049	403
Avery Dennison	36,100	1,088
Caterpillar	41,200	4,389
CSX	39,100	841
Cummins	7,000	840
Danaher	145,368	8,141
Delta Air Lines *	246,900	2,447
Eaton	14,300	712
EMCOR Group	23,800	660
Exelis	23,300	292
Expeditors International of Washington (A)	116,600	5,423
FedEx	13,300	1,223
Fluor	130,995	7,865
Foster Wheeler *	47,300	1,077
General Cable *	19,800	576
General Dynamics	31,600	2,319
General Electric	1,177,460	23,632
Honeywell International	76,000	4,640
Ingersoll-Rand	5,900	244
ITT	40,700	934
Kansas City Southern	36,710	2,632
KBR	131,200	4,664
L-3 Communications Holdings (A)	52,200	3,694
Lockheed Martin (A)	60,800	5,463
Navistar International *	37,300	1,509
Norfolk Southern	31,300	2,060
Northrop Grumman (A)	123,000	7,513
Pall (A)	57,560	3,432
Parker Hannifin (A)	10,300	871
Precision Castparts	63,083	10,907
Raytheon	71,600	3,779
Roper Industries	63,602	6,307
RR Donnelley & Sons (A)	57,000	706
Ryder System	25,600	1,352
Stericycle *	94,295	7,887
Timken	50,600	2,567
Tyco International	13,300	747
Union Pacific	67,070	7,209
United Continental Holdings * (A)	63,400	1,363
United Technologies	18,000	1,493
URS	29,690	1,262
US Airways Group * (A)	63,900	485
Waste Management (A)	21,500	751

		148,624

Description	Shares	Market Value ($ Thousands)

Information Technology — 19.6%
Accenture, Cl A (A)	144,512	$9,321
Activision Blizzard	130,400	1,672
Adobe Systems *	489,555	16,797
Altera	122,350	4,872
Amdocs	23,500	742
Amphenol, Cl A	130,024	7,771
Ansys *	80,210	5,215
Apple *	95,369	57,171
Autodesk *	201,751	8,538
Brocade Communications Systems *	78,000	449
CA	49,700	1,370
Cisco Systems	674,000	14,255
Citrix Systems *	66,095	5,215
Cognizant Technology Solutions, Cl A *	79,418	6,111
Computer Sciences	13,500	404
Corning	101,200	1,425
Dell *	170,600	2,832
DST Systems	15,817	858
EMC *	286,965	8,574
Fidelity National Information Services	23,200	768
Fiserv * (A)	7,200	500
Genpact *	232,938	3,797
Google, Cl A *	44,312	28,415
Harris (A)	26,600	1,199
Hewlett-Packard	153,800	3,665
Ingram Micro, Cl A *	37,800	702
Intel	949,958	26,703
International Business Machines	55,903	11,664
Intuit	215,760	12,974
Kla-Tencor	17,500	953
Lender Processing Services	55,400	1,440
Lexmark International, Cl A	30,800	1,024
Mastercard, Cl A	58,032	24,405
Microchip Technology (A)	123,040	4,577
Microsoft	250,600	8,082
Molex (A)	5,000	141
National Instruments	185,215	5,282
NetApp *	205,856	9,216
Oracle	353,759	10,316
Polycom *	199,500	3,804
Qualcomm	451,231	30,693
SAIC	117,000	1,544
Salesforce.com *	44,123	6,817
SanDisk *	14,300	709
Seagate Technology	40,700	1,097
Symantec *	139,400	2,607
TE Connectivity	33,800	1,242
Tech Data *	23,400	1,270
Teradata *	96,500	6,577
Total System Services	8,400	194
VeriSign (A)	228,200	8,749
Visa, Cl A	147,900	17,452
Vishay Intertechnology *	25,700	312
Western Digital *	90,600	3,750
Xerox	140,500	1,135

		397,367

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

Materials — 2.1%
Agrium	36,800	$3,179
Air Products & Chemicals	26,100	2,396
AK Steel Holding (A)	101,700	769
Alcoa (A)	22,900	229
Ashland	11,100	678
Cabot	17,300	738
CF Industries Holdings	17,800	3,251
Cliffs Natural Resources	12,000	831
Commercial Metals	28,200	418
Domtar	18,600	1,774
Dow Chemical	24,200	838
Eastman Chemical	40,300	2,083
Freeport-McMoRan Copper & Gold, Cl B	66,600	2,534
Huntsman	117,500	1,646
International Paper	36,300	1,274
LyondellBasell Industries, Cl A	81,500	3,558
Monsanto	71,000	5,663
Newmont Mining	6,900	354
PPG Industries	6,000	575
Rock-Tenn, Cl A	10,500	709
Steel Dynamics	102,000	1,483
Syngenta ADR	99,100	6,821

		41,801

Telecommunication Services — 2.3%
AT&T	542,000	16,927
Crown Castle International *	217,100	11,580
Telephone & Data Systems	32,609	755
Verizon Communications	450,645	17,228

		46,490

Utilities — 1.8%
AES *	54,500	712
Alliant Energy	27,500	1,191
Ameren	82,100	2,675
American Electric Power	155,300	5,992
Atmos Energy	21,600	679
Consolidated Edison (A)	14,900	870
DTE Energy	26,000	1,431
Edison International	62,500	2,657
Entergy	89,600	6,021
Exelon	21,800	855
NV Energy	68,200	1,099
Portland General Electric	35,400	884
Public Service Enterprise Group	165,400	5,063
Sempra Energy	87,200	5,229
UGI	25,900	706

		36,064

Total Common Stock (Cost $1,407,055) ($ Thousands)		1,706,338

AFFILIATED PARTNERSHIP — 5.2%
SEI Liquidity Fund, L.P. 0.180%** †† (B)	104,783,100	104,783

Total Affiliated Partnership (Cost $104,783) ($ Thousands)		104,783

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
CASH EQUIVALENTS — 14.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	296,094,489	$296,095
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund, 0.010%**	1,614,431	1,614

Total Cash Equivalents (Cost $297,709) ($ Thousands)		297,709

U.S. TREASURY OBLIGATIONS (C) (D) — 0.9%
U.S. Treasury Bills
0.112%, 09/20/12	$16,823	16,812
0.053%, 06/28/12	2,129	2,129

Total U.S. Treasury Obligations (Cost $18,943) ($ Thousands)		18,941

Total Investments — 105.2% (Cost $1,828,490) ($ Thousands)		$2,127,771

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	3,816	Jun-2012	$987
S&P Mid 400 Index E-MINI	352	Jun-2012	(42)

			$945

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,022,833 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This Security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $102,357 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan . The total market value of such securities as of March 31, 2012 was $104,783 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2012

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,706,338	$—	$—	$1,706,338
U.S. Treasury Obligations	—	18,941	—	18,941
Cash Equivalents	296,095	1,614	—	297,709
Affiliated Partnership	—	104,783	—	104,783

Total Investments in Securities	$2,002,433	$125,338	$—	$2,127,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$945	$—	$—	$945

Total Other Financial Instruments	$945	$—	$—	$945

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Consumer Discretionary — 8.5%
Advance Auto Parts	18,900	$1,674
American Eagle Outfitters	74,200	1,276
Apollo Group, Cl A *	74,800	2,890
Ascena Retail Group *	38,500	1,706
Autoliv (A)	23,600	1,582
Autozone *	5,200	1,933
Best Buy (A)	29,200	692
CBS, Cl B	256,800	8,708
Coach	64,500	4,985
Comcast, Cl A	227,000	6,760
Darden Restaurants (A)	31,100	1,591
Delphi Automotive *	47,430	1,499
Dillard’s, Cl A (A)	24,100	1,519
DIRECTV, Cl A * (A)	106,900	5,275
Ford Motor (A)	484,950	6,057
GameStop, Cl A (A)	51,200	1,118
Gannett	108,900	1,669
Gap (A)	243,800	6,373
General Motors *	79,500	2,039
H&R Block	64,100	1,056
Hasbro	42,200	1,550
Home Depot	90,150	4,535
International Game Technology	88,500	1,486
Interpublic Group	142,500	1,626
Kohl’s	34,100	1,706
Lear	64,700	3,008
Lowe’s	92,600	2,906
Macy’s	137,200	5,451
McGraw-Hill	79,805	3,868
Newell Rubbermaid	242,185	4,313
RadioShack (A)	71,700	446
Staples (A)	235,275	3,807
Target	72,400	4,218
Time Warner	137,400	5,187
Time Warner Cable, Cl A	21,300	1,736
Viacom, Cl B	80,500	3,821
Walt Disney	112,500	4,925
Whirlpool	43,900	3,374
Wyndham Worldwide	81,700	3,800

		122,165

Consumer Staples — 8.1%
Altria Group	62,300	1,923
Archer-Daniels-Midland	98,000	3,103
Bunge	26,100	1,786
Campbell Soup (A)	152,450	5,161
Coca-Cola	83,350	6,169
Coca-Cola Enterprises	57,700	1,650
Colgate-Palmolive	53,750	5,255
Corn Products International	32,200	1,856
CVS Caremark	320,100	14,341
Energizer Holdings *	27,500	2,040
General Mills	34,800	1,373
Herbalife (A)	27,700	1,906
Kraft Foods, Cl A	50,800	1,931
Kroger	271,400	6,576
Lorillard	47,400	6,138
Molson Coors Brewing, Cl B	68,900	3,118
PepsiCo	39,910	2,648
Philip Morris International	71,000	6,291

Description	Shares	Market Value ($ Thousands)
Procter & Gamble	273,900	$18,409
Ralcorp Holdings *	26,500	1,963
Safeway (A)	209,400	4,232
Smithfield Foods *	80,300	1,769
SUPERVALU (A)	111,437	636
Unilever (A)	77,450	2,636
Walgreen	41,600	1,393
Wal-Mart Stores	213,910	13,091

		117,394

Energy — 12.1%
Anadarko Petroleum	34,500	2,703
Apache	79,475	7,982
Baker Hughes (A)	75,815	3,180
Chevron	360,900	38,703
ConocoPhillips	292,900	22,263
Devon Energy	73,200	5,206
EQT	30,800	1,485
Exxon Mobil	282,525	24,503
Forest Oil *	197,400	2,393
Halliburton	86,500	2,871
Hess	116,300	6,856
Marathon Oil	215,800	6,841
Marathon Petroleum	107,900	4,679
Murphy Oil	200,450	11,279
National Oilwell Varco	31,300	2,488
Occidental Petroleum	71,100	6,771
QEP Resources	62,500	1,906
Schlumberger	69,675	4,872
Tesoro *	211,500	5,677
Valero Energy	316,000	8,143
Weatherford International *	243,625	3,676

		174,477

Financials — 21.9%
ACE	73,700	5,395
Aflac	245,725	11,301
Allstate	118,500	3,901
American Express	180,750	10,458
American Financial Group	85,400	3,295
Ameriprise Financial	145,700	8,324
Annaly Capital Management †	70,600	1,117
Assurant	162,000	6,561
Bank of America	1,212,000	11,599
Bank of New York Mellon	80,300	1,938
Berkshire Hathaway, Cl B *	75,200	6,102
BlackRock (A)	8,000	1,639
Capital One Financial	80,900	4,509
CBL & Associates Properties † (A)	103,900	1,966
CBRE Group, Cl A *	244,075	4,872
Chubb	56,700	3,918
Citigroup	560,640	20,491
Discover Financial Services	244,800	8,162
Endurance Specialty Holdings	39,000	1,586
Everest Re Group	58,635	5,425
Fidelity National Financial, Cl A	293,181	5,286
Fifth Third Bancorp	727,600	10,223
Goldman Sachs Group	45,095	5,608
Hartford Financial Services Group	73,700	1,554
Hospitality Properties Trust †	128,100	3,391
Huntington Bancshares	945,200	6,096

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Invesco	144,900	$3,864
JPMorgan Chase	926,600	42,605
Keycorp	646,200	5,493
Lazard, Cl A (B)	160,419	4,582
Lincoln National	141,800	3,738
MetLife	111,600	4,168
Morgan Stanley	136,300	2,677
PNC Financial Services Group	246,300	15,884
Prudential Financial	177,500	11,252
Regions Financial	801,300	5,281
Reinsurance Group of America, Cl A	31,300	1,861
Senior Housing Properties Trust †	58,200	1,283
State Street	32,500	1,479
Travelers	83,900	4,967
Unum Group	111,400	2,727
US Bancorp	247,700	7,847
Wells Fargo	1,056,400	36,065
Weyerhaeuser †	272,150	5,965

		316,455

Health Care — 13.5%
Abbott Laboratories	28,700	1,759
Aetna	260,000	13,042
AmerisourceBergen	84,100	3,337
Amgen	161,400	10,974
Baxter International	61,500	3,677
Cardinal Health	55,100	2,375
CareFusion *	71,200	1,846
Cigna	32,800	1,615
Coventry Health Care	52,600	1,871
Covidien	54,200	2,964
Eli Lilly	89,600	3,608
Endo Pharmaceuticals Holdings *	33,500	1,297
Forest Laboratories * (A)	158,850	5,511
Gilead Sciences *	89,300	4,362
Health Net *	97,200	3,861
Humana	55,600	5,142
Johnson & Johnson	264,225	17,428
McKesson	43,200	3,792
Medtronic	35,500	1,391
Merck	602,800	23,148
Myriad Genetics *	118,475	2,803
Pfizer	1,977,750	44,816
St. Jude Medical (A)	98,825	4,379
United Therapeutics *	28,200	1,329
UnitedHealth Group	125,100	7,373
Warner Chilcott, Cl A *	137,300	2,308
WellPoint	209,000	15,424
Zimmer Holdings	46,600	2,995

		194,427

Industrials — 9.3%
AGCO *	37,400	1,766
Boeing	35,775	2,661
Caterpillar	16,700	1,779
Delta Air Lines *	298,100	2,954
Dover	44,100	2,776
EMCOR Group	57,300	1,588
Emerson Electric	77,250	4,031
General Dynamics	99,600	7,309

Description	Shares	Market Value ($ Thousands)
General Electric	1,793,025	$35,986
GrafTech International * (A)	207,000	2,471
Honeywell International	29,500	1,801
Illinois Tool Works	70,800	4,044
Ingersoll-Rand	127,270	5,262
ITT	114,965	2,637
KBR	160,800	5,717
L-3 Communications Holdings	32,400	2,293
Lockheed Martin (A)	65,900	5,922
Navistar International *	31,800	1,286
Norfolk Southern	42,700	2,811
Northrop Grumman (A)	198,600	12,130
Parker Hannifin (A)	17,500	1,480
Raytheon	102,600	5,415
RR Donnelley & Sons (A)	107,300	1,329
Ryder System	35,800	1,890
Teleflex	62,700	3,834
Textron	63,500	1,767
Timken	60,500	3,070
Union Pacific	40,700	4,375
Xylem	120,975	3,357

		133,741

Information Technology — 12.1%
Activision Blizzard	391,300	5,016
Adobe Systems *	154,250	5,292
Amdocs	57,500	1,816
Apple *	7,714	4,625
Automatic Data Processing	85,600	4,724
BMC Software *	41,200	1,655
CA	151,700	4,181
Cisco Systems	1,387,650	29,349
Computer Sciences	48,900	1,464
Corning	271,300	3,820
Dell *	149,100	2,475
Google, Cl A *	7,325	4,697
Harris (A)	42,100	1,898
Hewlett-Packard	261,700	6,236
Hitachi ADR (A)	81,306	5,260
Ingram Micro, Cl A *	105,100	1,951
Intel	1,350,575	37,965
LSI Logic *	295,160	2,562
Mastercard, Cl A	5,195	2,185
Microsoft	505,950	16,317
Oracle	83,400	2,432
Seagate Technology	62,600	1,687
Symantec *	204,900	3,832
TE Connectivity	86,300	3,171
Tech Data *	59,900	3,250
Texas Instruments	42,200	1,418
Total System Services	236,800	5,463
Visa, Cl A	33,000	3,894
Vishay Intertechnology *	103,400	1,257
Western Digital *	41,200	1,705
Xerox	309,100	2,497

		174,094

Materials — 5.3%
Agrium	46,100	3,982
BHP Billiton ADR	34,323	2,485
CF Industries Holdings	14,600	2,667
CRH ADR	181,100	3,714
Domtar	36,100	3,443

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Dow Chemical	240,900	$8,345
E.I. Du Pont de Nemours	132,850	7,028
Eastman Chemical	90,100	4,657
Ferro *	311,650	1,851
Freeport-McMoRan Copper & Gold, Cl B	92,700	3,526
Huntsman	121,500	1,702
International Paper	90,500	3,177
Newmont Mining	172,750	8,857
Owens-Illinois *	361,000	8,426
Potash Corp of Saskatchewan	32,700	1,494
Rock-Tenn, Cl A	17,600	1,189
Sealed Air (A)	190,912	3,686
Vulcan Materials	45,950	1,964
WR Grace *	70,690	4,086

		76,279

Telecommunication Services — 2.7%
AT&T (A)	870,200	27,176
Verizon Communications	311,400	11,905

		39,081

Utilities — 3.8%
AES *	129,900	1,698
Ameren	124,600	4,059
American Electric Power	205,100	7,913
CMS Energy (A)	65,500	1,441
DTE Energy	54,600	3,005
Edison International	99,600	4,234
Entergy	114,900	7,721
Exelon	95,500	3,745
NextEra Energy	68,400	4,178
PG&E (A)	62,100	2,696
Pinnacle West Capital	42,300	2,026
PPL	62,400	1,763
Public Service Enterprise Group	146,200	4,475
Sempra Energy	90,400	5,420

		54,374

Total Common Stock (Cost $1,248,895) ($ Thousands)		1,402,487

EXCHANGE TRADED FUND — 0.5%
SPDR Gold Shares	47,650	7,726

Total Exchange Traded Fund (Cost $6,968) ($ Thousands)		7,726

AFFILIATED PARTNERSHIP — 5.8%
SEI Liquidity Fund, L.P. 0.180%**†† (B)	88,616,750	83,627

Total Affiliated Partnership (Cost $88,617) ($ Thousands)		83,627

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	22,094,770	22,095

Total Cash Equivalent (Cost $22,095) ($ Thousands)		22,095

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.050%, 09/20/12	$1,645	$1,644
0.031%, 06/28/12	968	968

Total U.S. Treasury Obligations (Cost $2,612) ($ Thousands)		2,612

Total Investments — 105.3% (Cost $1,369,187) ($ Thousands)		$1,518,547

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2012

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	25	Jun-2012	$50
S&P 500 Index E-MINI	365	Jun-2012	579

			$629

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,442,034 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This Security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $86,587 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities lending. The total market value of such securities as of March 31, 2012 was $83,627 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,402,487	$—	$—	$1,402,487
Exchange Traded Fund	7,726	—	—	7,726
U.S. Treasury Obligations	—	2,612	—	2,612
Affiliated Partnership	—	83,627	—	83,627
Cash Equivalent	22,095	—	—	22,095

Total Investments in Securities	$1,432,308	$86,239	$—	$1,518,547

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$629	$—	$—	$629

Total Other Financial Instruments	$629	$—	$—	$629

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%‡

Consumer Discretionary — 15.2%
Abercrombie & Fitch, Cl A	25,900	$1,285
Advance Auto Parts	13,300	1,178
Amazon.com *	37,500	7,594
Apollo Group, Cl A * (A)	317,900	12,284
Autonation * (A)	13,800	473
Autozone *	14,669	5,454
Bed Bath & Beyond *	57,300	3,769
Big Lots *	4,900	211
Chipotle Mexican Grill, Cl A * (A)	20,400	8,527
Coach	200,591	15,502
Comcast, Cl A	3,600	108
Ctrip.com International ADR * (A)	242,700	5,252
Deckers Outdoor * (A)	14,700	927
DIRECTV, Cl A *	138,000	6,809
DISH Network, Cl A	400	13
Dollar General *	83,000	3,834
Dollar Tree *	81,900	7,739
Expedia (A)	29,100	973
Fossil *	104,786	13,830
Garmin (A)	2,300	108
Genuine Parts	31,700	1,989
H&R Block	14,800	244
Harley-Davidson	9,900	486
Home Depot	13,100	659
John Wiley & Sons, Cl A	7,100	338
Las Vegas Sands	38,500	2,217
Limited Brands (A)	153,700	7,378
LKQ *	48,400	1,509
Macy’s	34,100	1,355
Mattel (A)	110,900	3,733
McDonald’s	149,500	14,666
McGraw-Hill	31,400	1,522
Nike, Cl B	151,950	16,477
Nordstrom	39,800	2,218
O’Reilly Automotive *	67,600	6,175
PetSmart	25,600	1,465
Polaris Industries (A)	45,600	3,290
priceline.com * (A)	32,625	23,408
PVH	1,300	116
Ralph Lauren, Cl A	8,400	1,464
Ross Stores	131,800	7,658
Sally Beauty Holdings *	63,600	1,577
Staples (A)	699,100	11,311
Starbucks	78,100	4,365
Target	11,200	652
Tempur-Pedic International *	14,900	1,258
Tesla Motors * (A)	11,200	417
Tiffany	26,800	1,853
Time Warner Cable, Cl A	1,700	138
TJX	130,100	5,166
Tractor Supply (A)	47,900	4,338
TripAdvisor * (A)	28,700	1,024
Tupperware Brands	14,400	914
Ulta Salon Cosmetics & Fragrance	8,300	771
Under Armour, Cl A * (A)	10,400	978
Viacom, Cl B	66,600	3,161

Description	Shares	Market Value ($ Thousands)
Weight Watchers International (A)	600	$46
Wynn Resorts (A)	13,500	1,686
Yum! Brands	5,000	356

		234,248

Consumer Staples — 8.6%
Altria Group	504,197	15,565
Brown-Forman, Cl B	4,300	359
Church & Dwight	65,900	3,242
Coca-Cola	28,262	2,092
Coca-Cola Enterprises	39,100	1,118
Colgate-Palmolive	29,200	2,855
ConAgra Foods	18,100	475
Corn Products International	3,800	219
Costco Wholesale	254,107	23,073
Estee Lauder, Cl A	269,158	16,672
Flowers Foods (A)	57,200	1,165
Green Mountain Coffee Roasters * (A)	32,700	1,532
Herbalife	54,400	3,744
Hershey	7,400	454
HJ Heinz (A)	30,000	1,606
Hormel Foods	56,700	1,674
Kimberly-Clark	1,400	103
Mead Johnson Nutrition, Cl A	222,355	18,340
Monster Beverage *	103,000	6,395
Philip Morris International	192,797	17,084
Reynolds American	60,500	2,507
Sara Lee	109,300	2,353
Walgreen	249,600	8,359
Whole Foods Market	20,100	1,672

		132,658

Energy — 10.3%
Atwood Oceanics *	6,100	274
Baker Hughes	2,000	84
Cabot Oil & Gas	184,100	5,738
Cameron International *	24,200	1,279
Canadian Natural Resources	371,681	12,332
CARBO Ceramics (A)	900	95
Chevron	47,100	5,051
Concho Resources *	11,600	1,184
Continental Resources *	10,400	893
Core Laboratories (A)	122,781	16,154
Dresser-Rand Group *	3,200	148
El Paso	497,600	14,704
EOG Resources	220,500	24,498
EQT	37,900	1,827
Exxon Mobil	193,300	16,765
FMC Technologies * (A)	386,381	19,481
Halliburton	9,700	322
HollyFrontier	94,460	3,037
Kinder Morgan (A)	185,200	7,158
Noble Energy	8,800	860
Oceaneering International	17,000	916
Oil States International *	14,700	1,148
Range Resources	127,100	7,390
Schlumberger	222,953	15,591
SM Energy	21,500	1,522
Southwestern Energy *	3,800	116

		158,567

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

Financials — 5.6%
American Express	43,600	$2,522
American Tower, Cl A †	3,900	246
Boston Properties †	26,600	2,793
Camden Property Trust † (A)	17,700	1,164
Charles Schwab (A)	849,306	12,205
CME Group	50,950	14,741
Digital Realty Trust † (A)	63,000	4,660
Discover Financial Services	13,400	447
Equity Residential †	4,400	276
Erie Indemnity, Cl A	800	62
Essex Property Trust † (A)	12,100	1,833
Federal Realty Investment Trust †	500	48
IntercontinentalExchange *	126,650	17,404
Moody’s (A)	9,300	392
Progressive	743,686	17,239
Public Storage †	32,800	4,532
Rayonier †	17,450	769
Simon Property Group †	29,300	4,268
UDR †	5,900	158
Wells Fargo	3,900	133

		85,892

Health Care — 12.1%
Abbott Laboratories	81,000	4,965
Alexion Pharmaceuticals * (A)	140,300	13,028
Allergan	270,700	25,833
AMERIGROUP *	1,600	108
AmerisourceBergen	87,300	3,464
Baxter International	14,700	879
Becton Dickinson	1,000	78
Biogen Idec *	77,300	9,737
BioMarin Pharmaceuticals * (A)	73,300	2,510
C.R. Bard	13,200	1,303
Cardinal Health	44,500	1,918
Celgene *	55,400	4,295
Cerner * (A)	45,000	3,427
Covance * (A)	216,429	10,309
DaVita *	181,510	16,367
Eli Lilly	25,600	1,031
Express Scripts * (A)	378,689	20,517
HCA Holdings	5,200	129
Idexx Laboratories * (A)	144,760	12,659
Intuitive Surgical * (A)	35,508	19,237
Johnson & Johnson	3,100	204
McKesson	2,700	237
Novo Nordisk ADR (A)	110,532	15,332
Perrigo (A)	143,650	14,840
Thoratec *	24,900	839
Vertex Pharmaceuticals *	600	25
Watson Pharmaceuticals *	51,400	3,447

		186,718

Industrials — 8.1%
BE Aerospace *	7,400	344
C.H. Robinson Worldwide	7,200	471
Caterpillar	95,400	10,162
Chicago Bridge & Iron	2,800	121
Copa Holdings, Cl A	16,600	1,315
Copart *	29,800	777

Description	Shares	Market Value ($ Thousands)
CSX	4,200	$90
Danaher	314,206	17,596
Donaldson	59,400	2,122
Expeditors International of Washington	230,100	10,702
Fastenal (A)	153,200	8,288
Fluor	293,051	17,595
Gardner Denver	8,800	555
Joy Global	2,900	213
Kansas City Southern	55,500	3,979
Kirby *	5,200	342
Landstar System	3,100	179
Lincoln Electric Holdings	2,700	122
Lockheed Martin (A)	900	81
MSC Industrial Direct, Cl A	3,500	291
Nielsen Holdings *	4,800	145
Pall	7,000	417
Precision Castparts	35,700	6,173
Roper Industries	139,873	13,870
Stericycle *	214,031	17,902
TransDigm Group *	27,500	3,183
Union Pacific	3,000	322
Waste Connections	72,100	2,345
WW Grainger (A)	26,600	5,714

		125,416

Information Technology — 33.9%
Accenture, Cl A (A)	335,459	21,637
Adobe Systems *	499,800	17,148
Alliance Data Systems * (A)	37,700	4,749
Amphenol, Cl A	287,284	17,171
Ansys *	179,747	11,687
Apple *	151,731	90,957
Ariba *	2,900	95
Automatic Data Processing	69,400	3,830
Cadence Design Systems *	75,100	889
Citrix Systems *	146,009	11,522
Cognizant Technology Solutions, Cl A *	174,289	13,411
Dell *	7,200	120
Electronic Arts *	159,100	2,622
F5 Networks *	4,100	553
Genpact *	544,823	8,881
Google, Cl A *	72,761	46,657
International Business Machines	72,574	15,142
Intuit	314,400	18,905
Iron Mountain (A)	95,100	2,739
Kla-Tencor	54,200	2,950
Mastercard, Cl A	105,511	44,372
Maxim Integrated Products	9,400	269
Microchip Technology (A)	47,400	1,763
Microsoft	277,458	8,948
National Instruments	414,783	11,830
NetApp *	327,418	14,658
NeuStar, Cl A *	47,600	1,773
Nuance Communications * (A)	151,200	3,868
Polycom *	391,800	7,472
Qualcomm	685,966	46,659
Rackspace Hosting *	3,100	179
Red Hat *	37,100	2,222
Salesforce.com * (A)	96,985	14,985

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Silicon Laboratories *	7,100	$305
Teradata *	294,600	20,077
TIBCO Software *	55,700	1,699
VeriSign	447,200	17,146
Visa, Cl A	243,650	28,751
VMware, Cl A *	27,200	3,056

		521,697

Materials — 2.1%
Airgas	33,100	2,945
Allied Nevada Gold * (A)	4,200	136
Carpenter Technology	2,200	115
Celanese, Ser A	17,300	799
CF Industries Holdings	33,100	6,046
Ecolab (A)	26,300	1,623
Monsanto	46,800	3,733
Praxair	11,700	1,341
Royal Gold	39,400	2,570
Sigma-Aldrich	2,100	154
Syngenta ADR (A)	192,696	13,263

		32,725

Telecommunication Services — 1.5%
Crown Castle International *	425,900	22,717

Utilities — 0.2%
ITC Holdings (A)	26,300	2,024
Oneok	5,600	457

		2,481

Total Common Stock (Cost $1,234,013) ($ Thousands)		1,503,119

AFFILIATED PARTNERSHIP — 13.2%
SEI Liquidity Fund, L.P. 0.180%**†† (B)	207,165,977	202,956

Total Affiliated Partnership (Cost $207,166) ($ Thousands)		202,956

CASH EQUIVALENTS — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	40,012,205	40,012
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund, 0.010%	2,829,259	2,829

Total Cash Equivalents (Cost $42,841) ($ Thousands)		42,841

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.051%, 09/20/12	$1,586	1,585
0.040%, 06/28/12	45	45
0.030%, 06/21/12	312	312

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.003%, 07/26/12	$803	$803

Total U.S. Treasury Obligations (Cost $2,746) ($ Thousands)		2,745

Total Investments — 113.8% (Cost $1,486,766) ($ Thousands)		$1,751,661

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2012

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	29	Jun-2012	$106
S&P 500 Index E-MINI	440	Jun-2012	1,167

			$1,273

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,539,846 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This Security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $202,863 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2012 was $202,956 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,503,119	$—	$—	$1,503,119
U.S. Treasury Obligations	—	2,745	—	2,745
Affiliated Partnership	—	202,956	—	202,956
Cash Equivalents	40,012	2,829	—	42,841

Total Investments in Securities	$1,543,131	$208,530	$—	$1,751,661

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,273	$—	$—	$1,273

Total Other Financial Instruments	$1,273	$—	$—	$1,273

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Consumer Discretionary — 14.0%
Amazon.com *	5,145	$1,042
AMC Networks, Cl A *	1,675	75
American Eagle Outfitters	1,215	21
Apollo Group, Cl A *	209,236	8,085
Autoliv (A)	22,650	1,519
Bed Bath & Beyond *	161,314	10,610
Best Buy (A)	132,389	3,135
Big Lots *	33,557	1,444
BorgWarner * (A)	7,072	596
Brinker International	3,400	94
Cablevision Systems, Cl A	6,700	98
Career Education *	150,984	1,217
Carmax * (A)	1,883	65
Carnival	9,000	289
CBS, Cl B	438,672	14,875
Chico’s FAS	4,700	71
Coach	267,190	20,648
Comcast, Cl A	79,363	2,382
Ctrip.com International ADR * (A)	82,944	1,795
Darden Restaurants	3,127	160
DeVry	1,021	35
Dick’s Sporting Goods	3,700	178
Dillard’s, Cl A (A)	19,500	1,229
DIRECTV, Cl A *	81,376	4,015
Discovery Communications, Cl A * (A)	51,104	2,586
DISH Network, Cl A	64,063	2,110
DR Horton (A)	6,500	99
Family Dollar Stores	701	44
Foot Locker (A)	30,000	931
Ford Motor	214,847	2,683
Fossil *	52,500	6,929
GameStop, Cl A (A)	69,722	1,523
Gannett (A)	33,906	520
Gap	213,719	5,587
Garmin (A)	2,100	99
General Motors *	63,000	1,616
Gentex (A)	5,500	135
Genuine Parts	2,400	151
Goodyear Tire & Rubber *	71,172	798
Guess?	10,866	340
H&R Block	50,000	823
Harley-Davidson	184,226	9,042
Harman International Industries	20,969	981
Hasbro	23,208	852
Home Depot	119,110	5,992
Interpublic Group	43,000	491
ITT Educational Services * (A)	16,649	1,101
J.C. Penney (A)	4,030	143
Jarden (A)	4,100	165
Johnson Controls	245,802	7,984
Kohl’s	37,768	1,890
Lamar Advertising, Cl A *	7,300	237
Las Vegas Sands	13,594	782
Leggett & Platt (A)	9,000	207
Lennar, Cl A (A)	5,100	139
Liberty Global, Cl A *	14,200	711

Description	Shares	Market Value ($ Thousands)
Liberty Media - Capital, Cl A	2,934	$259
Liberty Media - Interactive, Cl A *	6,450	123
Limited Brands	11,490	551
Lowe’s	408,903	12,831
Macy’s	266,109	10,572
Marriott International, Cl A	7,099	269
Marriott Vacations Worldwide *	709	20
McDonald’s	86,771	8,512
McGraw-Hill	5,300	257
Mohawk Industries *	2,829	188
News, Cl A	256,336	5,047
Nike, Cl B	151,534	16,432
Nordstrom	157,815	8,793
NVR *	100	73
Omnicom Group	15,735	797
Orchard Supply Hardware Stores * (A)	40	—
O’Reilly Automotive * (A)	3,509	321
PetSmart	1,608	92
Polaris Industries	600	43
priceline.com * (A)	17,269	12,391
Pulte Homes * (A)	62,370	552
Ralph Lauren, Cl A	18,063	3,149
Ross Stores	3,142	183
Royal Caribbean Cruises	3,900	115
Sears Holdings *	900	60
Service International	31,000	349
Sirius XM Radio * (A)	19,560	45
Staples (A)	397,863	6,437
Starbucks	48,814	2,728
Starwood Hotels & Resorts Worldwide	11,155	629
Target	246,633	14,371
Tempur-Pedic International *	6,400	540
Thomson Reuters (A)	15,000	433
Tiffany	1,800	124
Time Warner (A)	48,991	1,849
Time Warner Cable, Cl A (A)	139,620	11,379
TJX	4,954	197
Under Armour, Cl A * (A)	32,000	3,008
Urban Outfitters *	763	22
VF	4,711	688
Viacom, Cl B	10,400	494
Virgin Media (A)	12,500	312
Walt Disney	54,907	2,404
Washington Post, Cl B (A)	1,797	671
Whirlpool	20,571	1,581
Wyndham Worldwide	68,000	3,163

		264,423

Consumer Staples — 8.8%
Altria Group	93,890	2,898
Anheuser-Busch InBev ADR (A)	74,744	5,435
Archer-Daniels-Midland	86,058	2,725
Beam	40,646	2,381
Bunge (A)	18,000	1,232
Campbell Soup (A)	11,043	374
Clorox	31,046	2,134
Coca-Cola	41,544	3,075
Coca-Cola Enterprises	26,000	743

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Colgate-Palmolive (A)	5,620	$549
ConAgra Foods	95,828	2,516
Constellation Brands, Cl A *	10,975	259
Corn Products International	30,800	1,776
Costco Wholesale	224,489	20,384
CVS Caremark	171,204	7,670
Dr Pepper Snapple Group (A)	25,908	1,042
Energizer Holdings *	1,628	121
Estee Lauder, Cl A	186,759	11,568
General Mills	5,168	204
Herbalife	19,200	1,321
Hershey	1,160	71
Kellogg	3,608	193
Kimberly-Clark	41,873	3,094
Kraft Foods, Cl A	55,929	2,126
Kroger	205,356	4,976
Lorillard	37,895	4,907
Mead Johnson Nutrition, Cl A	164,728	13,587
PepsiCo	34,011	2,257
Philip Morris International	191,743	16,990
Procter & Gamble	224,889	15,115
Reynolds American	11,800	489
Safeway (A)	130,402	2,635
Sara Lee	12,100	261
Smithfield Foods *	43,000	947
SYSCO (A)	16,919	505
Tyson Foods, Cl A	104,200	1,995
Walgreen	173,115	5,798
Wal-Mart Stores	137,207	8,397
Whole Foods Market	157,273	13,085

		165,835

Energy — 9.6%
Apache	25,708	2,582
Baker Hughes	2,758	116
Cameron International *	613	32
Canadian Natural Resources	130,610	4,334
Chesapeake Energy	4,174	97
Chevron	256,399	27,496
Cimarex Energy (A)	5,845	441
Concho Resources *	900	92
ConocoPhillips	301,131	22,889
Core Laboratories (A)	49,982	6,576
Devon Energy	75,736	5,386
El Paso	208,109	6,150
Energen	750	37
EOG Resources	114,060	12,672
EQT	2,100	101
Exxon Mobil	251,996	21,856
FMC Technologies * (A)	139,460	7,032
Halliburton	201,940	6,702
Helmerich & Payne (A)	5,457	295
Hess	61,389	3,619
HollyFrontier	3,400	109
Kinder Morgan (A)	79,000	3,053
Marathon Oil	199,120	6,312
Marathon Petroleum	66,967	2,904
Murphy Oil	89,894	5,058
National Oilwell Varco	33,732	2,681
Newfield Exploration *	2,500	87
Noble Energy	41,443	4,052
Occidental Petroleum	31,980	3,045

Description	Shares	Market Value ($ Thousands)
Oceaneering International	7,800	$420
Oil States International *	3,100	242
Patterson-UTI Energy	20,184	349
Peabody Energy	5,300	153
Pioneer Natural Resources	4,944	552
Plains Exploration & Production *	2,500	107
QEP Resources	3,500	107
Quicksilver Resources * (A)	166,107	837
Range Resources	11,082	644
Schlumberger	153,284	10,719
SM Energy	1,000	71
Spectra Energy	20,995	662
Sunoco	1,900	72
Teekay Shipping	3,100	108
Tesoro *	97,403	2,614
Tidewater	1,850	100
Unit *	9,200	393
Valero Energy (A)	286,524	7,384
Whiting Petroleum *	3,400	185
Williams	19,629	605
WPX Energy *	9,876	178

		182,308

Financials — 14.1%
ACE	70,425	5,155
Affiliated Managers Group *	1,000	112
Aflac	20,890	961
Alleghany *	260	85
Allied World Assurance Holdings	8,859	608
Allstate	84,190	2,772
American Express	50,011	2,894
American Financial Group	70,055	2,703
American Tower, Cl A †	129,948	8,189
Ameriprise Financial	66,993	3,827
Annaly Capital Management †	50,840	804
AON	4,050	199
Apartment Investment & Management, Cl A †	8,615	228
Arthur J. Gallagher (A)	12,424	444
Assurant	141,261	5,721
AvalonBay Communities †	1,900	269
Axis Capital Holdings	15,688	520
Bank of America	929,629	8,897
Bank of New York Mellon	78,638	1,897
BB&T (A)	11,249	353
Berkshire Hathaway, Cl B *	91,540	7,428
BlackRock (A)	4,902	1,004
Boston Properties †	4,827	507
Brandywine Realty Trust †	101,137	1,161
Camden Property Trust †	2,200	145
Capital One Financial	246,210	13,724
CBL & Associates Properties †	28,663	542
CBRE Group, Cl A *	2,800	56
Charles Schwab (A)	367,228	5,277
Chimera Investment †	142,496	403
Chubb	90,164	6,231
Citigroup	446,733	16,328
City National (A)	6,962	365
CME Group	27,066	7,831
Comerica	4,600	149

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Commerce Bancshares	7,568	$307
Cullen/Frost Bankers	6,247	364
Digital Realty Trust † (A)	1,300	96
Discover Financial Services	238,155	7,940
Duke Realty † (A)	21,100	303
E*Trade Financial *	7,000	77
Equity Residential †	4,687	293
Everest Re Group	17,723	1,640
Federal Realty Investment Trust †	800	77
Fidelity National Financial, Cl A	5,399	97
Fifth Third Bancorp	357,498	5,023
First Citizens BancShares, Cl A	600	110
First Horizon National (A)	60,538	628
First Republic Bank *	16,377	540
Forest City Enterprises, Cl A * (A)	9,800	154
Franklin Resources	3,796	471
Genworth Financial, Cl A *	3,086	26
Goldman Sachs Group	20,792	2,586
Hartford Financial Services Group	92,435	1,949
HCC Insurance Holdings	24,132	752
HCP †	11,000	434
Hospitality Properties Trust †	59,114	1,565
Howard Hughes *	295	19
Huntington Bancshares	673,219	4,342
IntercontinentalExchange * (A)	68,122	9,361
Invesco	6,000	160
Jefferies Group (A)	7,900	149
Jones Lang LaSalle	5,191	432
JPMorgan Chase	636,691	29,275
Kemper	4,900	148
Keycorp	865,557	7,357
Kimco Realty † (A)	3,600	69
Legg Mason	2,100	59
Liberty Property Trust †	1,900	68
Lincoln National (A)	118,461	3,123
Loews	31,932	1,273
M&T Bank	5,466	475
Macerich †	5,647	326
Mack-Cali Realty †	2,700	78
Marsh & McLennan	9,266	304
Mercury General	1,700	74
MetLife (A)	32,989	1,232
Moody’s	3,838	162
Morgan Stanley	57,938	1,138
New York Community Bancorp (A)	44,629	621
Northern Trust	1,366	65
NYSE Euronext	4,300	129
Old Republic International	5,100	54
PartnerRe (A)	8,687	590
People’s United Financial	23,725	314
Plum Creek Timber †	10,213	424
PNC Financial Services Group	130,485	8,415
Popular *	157,217	322
Principal Financial Group	8,000	236
Progressive (A)	320,745	7,435
ProLogis †	5,906	213

Description	Shares	Market Value ($ Thousands)
Protective Life (A)	26,984	$799
Prudential Financial	87,100	5,521
Public Storage †	4,106	567
Raymond James Financial (A)	12,428	454
Rayonier †	6,900	304
Regions Financial	476,088	3,137
Reinsurance Group of America, Cl A	38,700	2,301
Simon Property Group †	7,748	1,129
SLM	7,400	116
StanCorp Financial Group (A)	1,500	61
State Street	40,538	1,844
SunTrust Banks	26,282	635
T. Rowe Price Group	5,500	359
TD Ameritrade Holding	4,350	86
TFS Financial * (A)	6,058	57
Torchmark (A)	16,500	823
Travelers	118,288	7,003
Unum Group	119,968	2,937
US Bancorp	133,779	4,238
Validus Holdings	28,272	875
Ventas †	3,400	194
Waddell & Reed Financial, Cl A	2,800	91
Weingarten Realty Investors † (A)	4,600	122
Wells Fargo	594,072	20,282
Weyerhaeuser †	26,849	589

		266,187

Health Care — 12.3%
Abbott Laboratories	95,843	5,874
Aetna	141,247	7,085
Agilent Technologies	5,250	234
Alere *	1,700	44
Alexion Pharmaceuticals *	22,000	2,043
Allergan	185,375	17,690
AmerisourceBergen	78,228	3,104
Amgen	226,382	15,392
Amylin Pharmaceuticals * (A)	6,365	159
Baxter International	13,350	798
Becton Dickinson (A)	7,100	551
Biogen Idec *	1,522	192
Boston Scientific *	36,600	219
Bristol-Myers Squibb	18,440	622
Bruker BioSciences *	8,200	126
C.R. Bard	3,700	365
Cardinal Health	49,000	2,112
Celgene *	120,440	9,336
Cerner * (A)	2,200	167
Charles River Laboratories International *	1,600	58
Cigna	14,340	706
Community Health Systems *	70,949	1,578
Cooper (A)	2,100	172
Covance *	108,745	5,179
Coventry Health Care	48,185	1,714
Covidien	59,180	3,236
DaVita *	90,444	8,155
Dentsply International (A)	9,649	387
Edwards Lifesciences *	1,400	102
Eli Lilly	86,200	3,471

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Endo Pharmaceuticals Holdings *	43,600	$1,689
Express Scripts * (A)	180,763	9,794
Forest Laboratories *	14,194	492
Gilead Sciences *	92,497	4,518
Health Net *	101,243	4,021
Henry Schein *	1,000	76
Hologic *	10,100	218
Hospira *	12,995	486
Humana	64,840	5,997
Idexx Laboratories * (A)	61,178	5,350
Intuitive Surgical *	13,589	7,362
Johnson & Johnson	226,669	14,951
Laboratory Corp of America Holdings *	1,250	115
Life Technologies *	3,691	180
McKesson	35,630	3,127
Medco Health Solutions *	13,673	961
Mednax *	1,500	112
Medtronic	58,427	2,290
Merck	368,556	14,153
Mettler Toledo International *	2,150	397
Mylan Laboratories *	7,475	175
Novo Nordisk ADR (A)	53,951	7,484
Omnicare (A)	82,971	2,951
Patterson	2,100	70
PDL BioPharma (A)	93,974	597
PerkinElmer	5,950	165
Perrigo (A)	48,146	4,974
Pfizer	1,209,742	27,413
Quest Diagnostics	7,672	469
St. Jude Medical	2,921	130
SXC Health Solutions *	5,000	375
Techne	817	57
Tenet Healthcare *	9,200	49
Thermo Fisher Scientific	7,191	405
UnitedHealth Group	139,873	8,244
Varian Medical Systems *	6,849	472
Warner Chilcott, Cl A *	23,517	395
Waters *	1,600	148
Watson Pharmaceuticals *	2,900	195
WellPoint	122,922	9,072
Zimmer Holdings	27,664	1,778

		232,778

Industrials — 8.5%
3M	12,348	1,101
AGCO *	24,100	1,138
Alaska Air Group *	28,800	1,032
Alliant Techsystems	8,000	401
Ametek	8,400	408
Armstrong World Industries	4,700	229
Babcock & Wilcox *	1,536	40
Boeing	7,170	533
C.H. Robinson Worldwide	2,502	164
Carlisle	1,500	75
Caterpillar	46,700	4,975
Chicago Bridge & Iron	4,600	199
CNH Global *	1,600	64
Cooper Industries, Cl A	5,300	339
Crane	850	41
CSX	35,438	763

Description	Shares	Market Value ($ Thousands)
Cummins	7,292	$875
Danaher	150,536	8,430
Deere	7,864	636
Delta Air Lines *	128,100	1,269
Donaldson	3,800	136
Dover	8,100	510
Eaton	12,358	616
Emerson Electric	10,000	522
Equifax	2,500	111
Expeditors International of Washington	114,481	5,324
FedEx	17,933	1,649
Flowserve	2,004	232
Fluor	143,632	8,624
Fortune Brands Home & Security *	1,837	40
GATX (A)	1,600	64
General Dynamics	21,312	1,564
General Electric	1,231,676	24,720
Goodrich	4,976	624
Graco	1,400	74
Hertz Global Holdings *	4,200	63
Honeywell International	80,653	4,924
Hubbell, Cl B	500	39
Huntington Ingalls Industries *	6,935	279
Illinois Tool Works	3,529	202
Ingersoll-Rand	3,300	136
Iron Mountain	3,625	104
ITT	36,000	826
Joy Global	2,600	191
Kansas City Southern	33,374	2,392
KBR	112,724	4,007
Kennametal (A)	15,000	668
L-3 Communications Holdings	54,600	3,864
Lockheed Martin (A)	63,789	5,732
Manitowoc	4,100	57
Manpower	1,700	80
Masco	7,600	102
MSC Industrial Direct, Cl A	2,000	167
Navistar International *	33,350	1,349
Norfolk Southern	58,425	3,846
Northrop Grumman (A)	111,410	6,805
Oshkosh Truck *	16,805	389
Owens Corning *	12,067	435
PACCAR	4,705	220
Pall	56,322	3,358
Parker Hannifin	6,236	527
Pentair	2,400	114
Precision Castparts	62,089	10,735
Quanta Services *	1,386	29
Raytheon	96,869	5,113
Republic Services	2,031	62
Robert Half International (A)	2,900	88
Rockwell Automation	3,000	239
Rockwell Collins (A)	3,450	198
Roper Industries	79,452	7,878
Ryder System	18,990	1,003
Shaw Group *	1,550	49
Spirit Aerosystems Holdings, Cl A *	2,400	59
Stanley Black & Decker	4,250	327
Stericycle * (A)	99,615	8,332

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Textron	5,200	$145
Timken	57,553	2,920
Trinity Industries	5,700	188
Tyco International	10,911	613
Union Pacific	78,681	8,457
United Continental Holdings * (A)	8,969	193
United Parcel Service, Cl B	8,211	663
United Technologies	23,304	1,933
URS	26,372	1,121
Waste Management (A)	28,334	991
WW Grainger	762	164

		159,898

Information Technology — 23.1%
Accenture, Cl A (A)	147,117	9,489
Activision Blizzard	230,241	2,951
Adobe Systems *	477,323	16,377
Advanced Micro Devices *	7,200	58
Alliance Data Systems * (A)	1,100	139
Altera	102,499	4,081
Amdocs	4,458	141
Amphenol, Cl A	141,525	8,459
Analog Devices (A)	10,448	422
Ansys *	88,516	5,755
Apple *	108,901	65,283
Applied Materials	104,000	1,294
Arrow Electronics *	5,000	210
Autodesk *	245,015	10,369
Automatic Data Processing	6,862	379
BMC Software *	6,848	275
Broadcom, Cl A	3,340	131
Broadridge Financial Solutions	7,069	169
CA	95,697	2,637
Cadence Design Systems *	11,100	131
Cisco Systems	657,955	13,916
Citrix Systems *	72,677	5,735
Cognizant Technology Solutions, Cl A *	85,418	6,573
Computer Sciences	20,402	611
Convergys *	742	10
Corning	101,691	1,432
Dell *	183,609	3,048
Dolby Laboratories, Cl A *	1,235	47
DST Systems	18,000	976
EchoStar, Cl A *	3,100	87
EMC *	349,920	10,456
Equinix * (A)	800	126
Factset Research Systems	900	89
Fidelity National Information Services	1,651	55
Fiserv * (A)	6,500	451
Flir Systems	1,900	48
Genpact *	209,660	3,417
Global Payments	8,847	420
Google, Cl A *	46,833	30,031
Harris (A)	30,100	1,357
Hewlett-Packard	122,046	2,908
IAC	1,076	53
Ingram Micro, Cl A *	39,100	726
Intel	1,009,876	28,388

Description	Shares	Market Value ($ Thousands)
International Business Machines	63,960	$13,345
International Rectifier *	3,500	81
Intuit	224,464	13,497
IPG Photonics *	1,600	83
JDS Uniphase *	3,700	54
Juniper Networks *	23,000	526
Kla-Tencor	1,400	76
Lam Research * (A)	5,300	236
Lender Processing Services	92,511	2,405
Lexmark International, Cl A	45,340	1,507
LSI Logic *	32,781	285
Marvell Technology Group *	80,863	1,272
Mastercard, Cl A	62,152	26,137
Maxim Integrated Products	4,600	131
Microchip Technology (A)	124,608	4,635
Micron Technology *	5,459	44
Microsoft	311,812	10,056
Monster Worldwide *	3,200	31
Motorola Solutions	15,759	801
National Instruments	189,291	5,398
NetApp *	219,027	9,806
Nuance Communications * (A)	15,000	384
Nvidia *	12,250	189
Oracle	334,634	9,758
Polycom *	193,840	3,697
QLogic *	4,200	74
Qualcomm	494,683	33,648
Rackspace Hosting * (A)	1,378	80
Red Hat *	1,214	73
Rovi *	3,923	128
SAIC (A)	44,279	585
Salesforce.com * (A)	50,501	7,803
SanDisk *	1,495	74
Seagate Technology	85,407	2,302
Symantec *	88,766	1,660
Tech Data *	22,300	1,210
Teradata *	110,097	7,503
Teradyne * (A)	9,800	166
Texas Instruments	22,193	746
Total System Services	3,100	72
VeriSign (A)	288,622	11,066
Visa, Cl A	153,968	18,168
Vishay Intertechnology *	112,081	1,363
VistaPrint * (A)	1,200	46
VMware, Cl A *	2,000	225
WebMD Health, Cl A *	1,796	46
Western Digital *	99,685	4,126
Xerox	151,716	1,226
Xilinx	2,300	84
Yahoo! *	14,850	226
Zebra Technologies, Cl A *	2,400	99

		436,943

Materials — 2.6%
Agrium	25,000	2,159
Air Products & Chemicals	24,350	2,235
AK Steel Holding (A)	2,313	18
Alcoa (A)	73,406	736
Allegheny Technologies	1,800	74
Ashland	6,724	411
Ball	1,057	45

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Bemis (A)	2,400	$78
Cabot	18,468	788
Celanese, Ser A	11,100	513
CF Industries Holdings	13,431	2,453
Cliffs Natural Resources	1,800	125
Cytec Industries	307	19
Domtar	30,000	2,861
Dow Chemical	74,564	2,583
E.I. Du Pont de Nemours	15,316	810
Eastman Chemical	64,684	3,344
Ecolab (A)	3,621	223
Freeport-McMoRan Copper & Gold, Cl B	94,378	3,590
Greif, Cl A	1,500	84
Huntsman	115,008	1,611
International Flavors & Fragrances	1,400	82
International Paper	74,784	2,625
LyondellBasell Industries, Cl A	81,500	3,557
Martin Marietta Materials	550	47
MeadWestvaco	7,400	234
Monsanto	70,459	5,620
Newmont Mining	4,000	205
Nucor	18,800	807
Owens-Illinois *	20,881	487
PPG Industries	3,000	287
Praxair	6,948	797
Rock-Tenn, Cl A	13,000	878
RPM International	1,500	39
Sealed Air	6,700	129
Sherwin-Williams	1,700	185
Sigma-Aldrich	2,200	161
Sonoco Products	1,500	50
Steel Dynamics	93,388	1,358
Syngenta ADR (A)	106,632	7,339
United States Steel (A)	1,568	46
Vulcan Materials	1,097	47
Walter Energy	526	31
Westlake Chemical (A)	1,800	117

		49,888

Telecommunication Services — 2.7%
AT&T (A)	595,385	18,594
CenturyTel (A)	15,608	603
Crown Castle International *	227,999	12,162
MetroPCS Communications *	3,342	30
NII Holdings *	2,900	53
SBA Communications, Cl A *	2,100	107
Telephone & Data Systems	30,730	711
US Cellular *	1,976	81
Verizon Communications	475,775	18,189

		50,530

Utilities — 2.1%
Alliant Energy	27,100	1,174
Ameren	107,300	3,496
American Electric Power	179,636	6,930
American Water Works	12,600	429
Centerpoint Energy	4,900	97
CMS Energy	63,700	1,401
Consolidated Edison (A)	8,348	488
Dominion Resources	5,292	271
DTE Energy	32,800	1,805

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Duke Energy (A)	7,759	$163
Edison International	72,857	3,097
Entergy	77,408	5,202
Exelon	46,649	1,829
FirstEnergy	3,953	180
Great Plains Energy	3,500	71
Hawaiian Electric Industries (A)	3,200	81
MDU Resources Group	2,200	49
National Fuel Gas	1,300	62
NextEra Energy	4,538	277
NiSource (A)	12,500	304
NSTAR	7,000	340
OGE Energy	2,612	140
Oneok	4,000	327
PG&E	8,566	372
PPL	4,200	119
Progress Energy	5,500	292
Public Service Enterprise Group	150,100	4,595
Questar	27,200	524
Sempra Energy	61,747	3,702
UGI	35,000	954
Xcel Energy	8,453	224

		38,995

Total Common Stock (Cost $1,361,347) ($ Thousands)		1,847,785

AFFILIATED PARTNERSHIP — 9.3%
SEI Liquidity Fund, L.P. 0.180%**†† (B)	181,082,184	176,509

Total Affiliated Partnership (Cost $181,082) ($ Thousands)		176,509

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	42,751,844	42,752

Total Cash Equivalent (Cost $42,752) ($ Thousands)		42,752

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.103%, 08/23/12	$21	21
0.095%, 08/16/12	1,043	1,043
0.051%, 09/20/12	2,519	2,517

Total U.S. Treasury Obligations (Cost $3,582) ($ Thousands)		3,581

Total Investments — 109.6% (Cost $1,588,763) ($ Thousands)		$2,070,627

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2012

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	548	Jun-2012	1,487
S&P Mid 400 Index E-MINI	51	Jun-2012	153

			$1,640

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,889,381 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This Security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $177,182 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities lending. The total market value of such securities as of March 31, 2012 was $176,509 ($ Thousands).
(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,847,785	$—	$—	$1,847,785
U.S. Treasury Obligations	—	3,581	—	3,581
Affiliated Partnership	—	176,509	—	176,509
Cash Equivalent	42,752	—	—	42,752

Total Investments in Securities	$1,890,537	$180,090	$—	$2,070,627

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1,640	$—	$—	$1,640

Total Other Financial Instruments	$1,640	$—	$—	$1,640

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%

Consumer Discretionary — 10.8%
Abercrombie & Fitch, Cl A (A)	14,200	$704
Amazon.com * (A)	60,500	12,252
Apollo Group, Cl A *	18,703	723
Autonation * (A)	7,426	255
Autozone *	4,494	1,671
Bed Bath & Beyond *	39,333	2,587
Best Buy (A)	47,141	1,116
Big Lots *	10,913	469
BorgWarner * (A)	18,100	1,526
Cablevision Systems, Cl A	36,000	528
Carmax *	37,700	1,306
Carnival	75,284	2,415
CBS, Cl B	107,901	3,659
Chipotle Mexican Grill, Cl A * (A)	5,200	2,174
Coach	47,810	3,695
Comcast, Cl A (A)	448,322	13,454
Darden Restaurants	21,313	1,090
DeVry	9,900	335
DIRECTV, Cl A *	112,400	5,546
Discovery Communications, Cl A * (A)	43,000	2,176
Dollar Tree *	19,800	1,871
DR Horton (A)	46,349	703
Expedia (A)	15,750	527
Family Dollar Stores	19,622	1,242
Ford Motor (A)	631,980	7,893
GameStop, Cl A (A)	22,700	496
Gannett (A)	39,347	603
Gap	55,231	1,444
Genuine Parts (A)	25,936	1,628
Goodyear Tire & Rubber *	40,693	457
H&R Block	48,704	802
Harley-Davidson	38,008	1,866
Harman International Industries	11,700	548
Hasbro	19,291	708
Home Depot	256,296	12,894
International Game Technology	49,456	830
Interpublic Group	74,201	847
J.C. Penney (A)	24,080	853
Johnson Controls	113,157	3,675
Kohl’s	42,147	2,109
Leggett & Platt (A)	23,254	535
Lennar, Cl A (A)	27,007	734
Limited Brands (A)	40,927	1,964
Lowe’s	206,336	6,475
Macy’s	68,864	2,736
Marriott International, Cl A (A)	44,452	1,683
Mattel (A)	56,318	1,896
McDonald’s	169,370	16,615
McGraw-Hill	46,221	2,240
NetFlix * (A)	9,200	1,058
Newell Rubbermaid	47,947	854
News, Cl A	357,833	7,046
Nike, Cl B	60,994	6,614
Nordstrom	26,602	1,482
Omnicom Group (A)	45,404	2,300

Description	Shares	Market Value ($ Thousands)
O’Reilly Automotive *	21,200	$1,937
priceline.com * (A)	8,280	5,941
Pulte Homes * (A)	55,982	495
Ralph Lauren, Cl A	10,700	1,865
Ross Stores	37,968	2,206
Scripps Networks Interactive, Cl A	15,900	774
Sears Holdings * (A)	6,365	422
Snap-on	9,753	595
Staples	115,414	1,867
Starbucks	125,258	7,001
Starwood Hotels & Resorts Worldwide	32,635	1,841
Target	111,619	6,504
Tiffany	21,073	1,457
Time Warner	161,212	6,086
Time Warner Cable, Cl A (A)	52,183	4,253
TJX	125,434	4,981
TripAdvisor * (A)	15,750	562
Urban Outfitters * (A)	18,500	539
VF	14,514	2,119
Viacom, Cl B	89,801	4,262
Walt Disney (A)	298,027	13,047
Washington Post, Cl B (A)	755	282
Whirlpool	12,705	976
Wyndham Worldwide	24,302	1,130
Wynn Resorts	13,200	1,649
Yum! Brands	76,570	5,450

		232,150

Consumer Staples — 10.6%
Altria Group	340,156	10,501
Archer-Daniels-Midland	109,966	3,482
Avon Products	71,651	1,387
Beam	26,019	1,524
Brown-Forman, Cl B	16,495	1,376
Campbell Soup (A)	29,675	1,004
Clorox (A)	21,542	1,481
Coca-Cola	376,253	27,846
Coca-Cola Enterprises	49,917	1,428
Colgate-Palmolive (A)	79,693	7,792
ConAgra Foods	68,552	1,800
Constellation Brands, Cl A *	28,600	675
Costco Wholesale	72,318	6,567
CVS Caremark	216,535	9,701
Dean Foods *	30,600	371
Dr Pepper Snapple Group	35,300	1,419
Estee Lauder, Cl A	37,400	2,317
General Mills	107,182	4,228
Hershey	25,512	1,565
HJ Heinz (A)	53,149	2,846
Hormel Foods	22,800	673
JM Smucker	18,848	1,533
Kellogg	40,967	2,197
Kimberly-Clark (A)	65,499	4,840
Kraft Foods, Cl A	293,998	11,175
Kroger	95,559	2,315
Lorillard	21,976	2,845
McCormick (A)	22,161	1,206
Mead Johnson Nutrition, Cl A	33,834	2,791
Molson Coors Brewing, Cl B	26,146	1,183
PepsiCo	261,185	17,330

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Philip Morris International	286,265	$25,366
Procter & Gamble	458,001	30,782
Reynolds American	55,580	2,303
Safeway (A)	44,546	900
Sara Lee	98,387	2,118
SUPERVALU (A)	35,297	202
SYSCO (A)	97,220	2,903
Tyson Foods, Cl A	48,490	929
Walgreen	145,244	4,864
Wal-Mart Stores	290,444	17,775
Whole Foods Market	27,000	2,246

		227,786

Energy — 11.1%
Anadarko Petroleum	82,880	6,493
Apache	63,900	6,418
Baker Hughes (A)	72,749	3,051
Cabot Oil & Gas	34,900	1,088
Cameron International *	40,900	2,161
Chesapeake Energy (A)	110,200	2,553
Chevron	328,678	35,247
ConocoPhillips	212,743	16,171
Consol Energy	37,800	1,289
Denbury Resources *	64,900	1,183
Devon Energy	67,213	4,780
Diamond Offshore Drilling (A)	11,600	774
El Paso	128,494	3,797
EOG Resources	44,744	4,971
EQT	24,900	1,200
Exxon Mobil	783,698	67,970
FMC Technologies * (A)	39,800	2,007
Halliburton	153,479	5,094
Helmerich & Payne (A)	17,900	966
Hess	50,275	2,964
Marathon Oil	117,056	3,711
Marathon Petroleum	57,778	2,505
Murphy Oil	32,263	1,815
Nabors Industries *	47,978	839
National Oilwell Varco (A)	70,568	5,608
Newfield Exploration *	22,000	763
Noble	41,900	1,570
Noble Energy	29,400	2,875
Occidental Petroleum	134,859	12,843
Peabody Energy	45,300	1,312
Pioneer Natural Resources (A)	20,500	2,287
QEP Resources	29,500	900
Range Resources	26,200	1,523
Rowan * (A)	20,597	678
Schlumberger	221,743	15,506
Southwestern Energy *	58,000	1,775
Spectra Energy	108,261	3,416
Sunoco (A)	17,757	677
Tesoro *	23,100	620
Valero Energy	92,308	2,379
Williams	98,465	3,034
WPX Energy *	33,021	595

		237,408

Financials — 14.8%
ACE	56,100	4,106
Aflac	77,708	3,574
Allstate	82,859	2,728
American Express	168,715	9,762

Description	Shares	Market Value ($ Thousands)
American International Group *	89,408	$2,756
American Tower, Cl A †	65,500	4,128
Ameriprise Financial	36,884	2,107
AON	54,029	2,651
Apartment Investment & Management, Cl A †	20,139	532
Assurant	14,500	587
AvalonBay Communities † (A)	15,808	2,235
Bank of America	1,784,428	17,077
Bank of New York Mellon	200,286	4,833
BB&T (A)	115,897	3,638
Berkshire Hathaway, Cl B *	292,347	23,724
BlackRock (A)	16,700	3,422
Boston Properties †	24,700	2,593
Capital One Financial	92,062	5,132
CBRE Group, Cl A *	54,500	1,088
Charles Schwab (A)	179,627	2,581
Chubb	45,056	3,114
Cincinnati Financial (A)	26,979	931
Citigroup	486,908	17,796
CME Group	11,007	3,185
Comerica	32,883	1,064
Discover Financial Services	88,130	2,938
E*Trade Financial *	42,243	462
Equity Residential †	49,940	3,127
Federated Investors, Cl B (A)	15,345	344
Fifth Third Bancorp	152,911	2,148
First Horizon National (A)	42,636	443
Franklin Resources	23,715	2,941
Genworth Financial, Cl A *	81,700	680
Goldman Sachs Group	82,256	10,230
Hartford Financial Services Group	73,186	1,543
HCP †	68,100	2,687
Health Care †	35,000	1,924
Host Hotels & Resorts † (A)	117,648	1,932
Hudson City Bancorp	87,700	641
Huntington Bancshares	143,675	927
IntercontinentalExchange *	12,100	1,663
Invesco	74,200	1,979
JPMorgan Chase	634,657	29,181
Keycorp	158,483	1,347
Kimco Realty † (A)	67,700	1,304
Legg Mason	20,700	578
Leucadia National	32,900	859
Lincoln National (A)	48,398	1,276
Loews	50,849	2,027
M&T Bank (A)	21,061	1,830
Marsh & McLennan	90,350	2,962
MetLife (A)	176,326	6,586
Moody’s (A)	32,608	1,373
Morgan Stanley	253,361	4,976
NASDAQ OMX Group (A)	20,800	539
Northern Trust	40,105	1,903
NYSE Euronext	42,900	1,287
People’s United Financial (A)	59,700	790
Plum Creek Timber †	26,835	1,115
PNC Financial Services Group	87,675	5,654
Principal Financial Group	50,148	1,480
Progressive	101,668	2,357
ProLogis †	76,300	2,748

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Prudential Financial	78,166	$4,955
Public Storage †	23,628	3,265
Regions Financial	234,963	1,548
Simon Property Group †	50,902	7,415
SLM	84,643	1,334
State Street	81,091	3,690
SunTrust Banks	88,496	2,139
T. Rowe Price Group (A)	42,108	2,750
Torchmark	16,657	830
Travelers	65,352	3,869
Unum Group	48,352	1,183
US Bancorp	317,706	10,065
Ventas †	48,032	2,743
Vornado Realty Trust †	30,773	2,591
Wells Fargo	876,763	29,933
Weyerhaeuser † (A)	89,240	1,956
XL Group, Cl A	52,505	1,139
Zions Bancorporation (A)	30,660	658

		316,188

Health Care — 11.3%
Abbott Laboratories (A)	261,446	16,024
Aetna	58,302	2,924
Agilent Technologies	57,806	2,573
Allergan	50,666	4,835
AmerisourceBergen	42,892	1,702
Amgen (A)	131,555	8,944
Baxter International	93,138	5,568
Becton Dickinson (A)	34,962	2,715
Biogen Idec *	39,700	5,001
Boston Scientific *	241,312	1,443
Bristol-Myers Squibb	280,675	9,473
C.R. Bard	13,988	1,381
Cardinal Health	57,455	2,477
CareFusion *	37,377	969
Celgene *	73,000	5,659
Cerner * (A)	24,300	1,851
Cigna	47,671	2,348
Coventry Health Care	23,513	836
Covidien	80,400	4,396
DaVita *	15,600	1,407
Dentsply International (A)	23,600	947
Edwards Lifesciences *	19,100	1,389
Eli Lilly	169,830	6,839
Express Scripts * (A)	80,604	4,367
Forest Laboratories *	44,163	1,532
Gilead Sciences *	125,872	6,149
Hospira *	27,404	1,025
Humana	27,297	2,524
Intuitive Surgical *	6,520	3,532
Johnson & Johnson	456,382	30,103
Laboratory Corp of America Holdings * (A)	16,163	1,480
Life Technologies *	29,643	1,447
McKesson	40,969	3,596
Medco Health Solutions *	64,516	4,535
Medtronic	173,017	6,781
Merck	506,144	19,436
Mylan Laboratories *	71,011	1,665
Patterson	14,600	488
PerkinElmer	18,840	521
Perrigo (A)	15,500	1,601

Description	Shares	Market Value ($ Thousands)
Pfizer	1,253,376	$28,401
Quest Diagnostics	26,324	1,610
St. Jude Medical	53,256	2,360
Stryker	53,842	2,987
Tenet Healthcare *	64,976	345
Thermo Fisher Scientific	60,843	3,431
UnitedHealth Group	173,747	10,241
Varian Medical Systems * (A)	18,800	1,296
Waters *	14,797	1,371
Watson Pharmaceuticals *	21,171	1,420
WellPoint	55,698	4,110
Zimmer Holdings	29,655	1,906

		241,961

Industrials — 10.4%
3M	115,482	10,302
Avery Dennison	17,715	534
Boeing	124,032	9,224
C.H. Robinson Worldwide (A)	27,200	1,781
Caterpillar	107,697	11,472
Cintas (A)	18,307	716
Cooper Industries, Cl A	26,400	1,688
CSX	174,950	3,765
Cummins	31,940	3,834
Danaher	95,096	5,325
Deere	66,802	5,404
Dover	30,537	1,922
Dun & Bradstreet (A)	7,900	669
Eaton	55,638	2,772
Emerson Electric	122,106	6,372
Equifax	19,925	882
Expeditors International of Washington	35,300	1,642
Fastenal (A)	49,100	2,656
FedEx	52,305	4,810
Flowserve	9,100	1,051
Fluor	28,144	1,690
General Dynamics	59,326	4,353
General Electric	1,759,274	35,309
Goodrich	20,920	2,624
Honeywell International	128,955	7,873
Illinois Tool Works (A)	80,424	4,594
Ingersoll-Rand	49,400	2,043
Jacobs Engineering Group *	21,400	949
Joy Global	17,600	1,294
L-3 Communications Holdings	16,423	1,162
Lockheed Martin (A)	44,294	3,980
Masco (A)	59,368	794
Norfolk Southern	54,926	3,616
Northrop Grumman (A)	42,019	2,567
PACCAR	59,291	2,776
Pall	19,195	1,145
Parker Hannifin (A)	25,071	2,120
Pitney Bowes (A)	33,175	583
Precision Castparts	24,100	4,167
Quanta Services *	35,100	734
Raytheon	56,468	2,980
Republic Services	52,283	1,598
Robert Half International (A)	23,627	716
Rockwell Automation	23,626	1,883
Rockwell Collins (A)	24,678	1,421
Roper Industries	16,100	1,596

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
RR Donnelley & Sons (A)	29,711	$368
Ryder System	8,554	451
Southwest Airlines	128,549	1,059
Stanley Black & Decker	28,235	2,173
Stericycle * (A)	14,100	1,179
Textron	46,498	1,294
Tyco International	76,600	4,303
Union Pacific	79,794	8,576
United Parcel Service, Cl B	159,411	12,868
United Technologies	151,332	12,552
Waste Management (A)	76,728	2,683
WW Grainger (A)	10,165	2,184
Xylem	30,700	852

		221,930

Information Technology — 20.3%
Accenture, Cl A	107,600	6,940
Adobe Systems *	82,136	2,818
Advanced Micro Devices * (A)	97,563	782
Akamai Technologies *	29,600	1,086
Altera	53,551	2,132
Amphenol, Cl A	27,200	1,626
Analog Devices (A)	49,499	2,000
Apple *	155,031	92,936
Applied Materials	214,650	2,670
Autodesk *	37,517	1,588
Automatic Data Processing	81,550	4,501
BMC Software *	27,349	1,098
Broadcom, Cl A	81,536	3,204
CA	60,527	1,668
Cisco Systems	895,504	18,940
Citrix Systems *	30,842	2,434
Cognizant Technology Solutions, Cl A *	50,400	3,878
Computer Sciences	25,833	773
Corning	253,078	3,563
Dell *	253,874	4,214
eBay *	190,432	7,025
Electronic Arts *	55,078	908
EMC *	341,340	10,199
F5 Networks *	13,200	1,782
Fidelity National Information Services	38,965	1,291
First Solar * (A)	9,740	244
Fiserv * (A)	23,080	1,602
Flir Systems	25,600	648
Google, Cl A *	42,191	27,055
Harris (A)	18,900	852
Hewlett-Packard	328,565	7,831
Intel	830,715	23,351
International Business Machines	192,637	40,194
Intuit	48,986	2,946
Iron Mountain (A)	28,400	818
Jabil Circuit	30,679	771
JDS Uniphase *	38,256	554
Juniper Networks *	87,500	2,002
Kla-Tencor	27,771	1,511
Lexmark International, Cl A (A)	11,739	390
Linear Technology	38,094	1,284
LSI Logic *	94,246	818
Mastercard, Cl A	17,700	7,444

Description	Shares	Market Value ($ Thousands)
Microchip Technology (A)	31,900	$1,187
Micron Technology *	164,269	1,331
Microsoft	1,241,693	40,045
Molex (A)	22,860	643
Motorola Mobility Holdings *	43,788	1,718
Motorola Solutions	48,929	2,487
NetApp *	60,376	2,703
Novellus Systems * (A)	11,727	585
Nvidia *	101,548	1,563
Oracle	651,788	19,006
Paychex (A)	53,656	1,663
Qualcomm	281,232	19,130
Red Hat *	32,100	1,922
SAIC (A)	45,944	606
Salesforce.com *	22,600	3,492
SanDisk * (A)	40,300	1,999
Symantec *	121,247	2,267
TE Connectivity	70,900	2,605
Teradata *	27,868	1,899
Teradyne * (A)	31,007	524
Texas Instruments (A)	190,349	6,398
Total System Services	26,680	615
VeriSign	26,500	1,016
Visa, Cl A	82,672	9,755
Western Digital *	38,900	1,610
Western Union	103,112	1,815
Xerox	221,406	1,789
Xilinx (A)	43,509	1,585
Yahoo! *	201,838	3,072

		435,401

Materials — 3.4%
Air Products & Chemicals	35,026	3,215
Airgas	11,400	1,014
Alcoa (A)	177,235	1,776
Allegheny Technologies	17,759	731
Alpha Natural Resources *	36,600	557
Ball	25,982	1,114
Bemis (A)	17,190	555
CF Industries Holdings	10,890	1,989
Cliffs Natural Resources (A)	23,611	1,635
Dow Chemical	197,075	6,827
E.I. Du Pont de Nemours (A)	155,035	8,201
Eastman Chemical	22,816	1,179
Ecolab (A)	48,430	2,989
FMC	11,600	1,228
Freeport-McMoRan Copper & Gold, Cl B	157,636	5,996
International Flavors & Fragrances	13,494	791
International Paper	72,670	2,551
MeadWestvaco	28,415	897
Monsanto	89,048	7,102
Mosaic	49,500	2,737
Newmont Mining	82,308	4,220
Nucor (A)	52,682	2,263
Owens-Illinois *	27,300	637
PPG Industries	25,245	2,419
Praxair	49,599	5,686
Sealed Air	31,928	617
Sherwin-Williams	14,416	1,567
Sigma-Aldrich	20,036	1,464

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Titanium Metals (A)	13,700	$186
United States Steel (A)	23,926	703
Vulcan Materials	21,449	917

		73,763

Telecommunication Services — 2.7%
AT&T (A)	985,740	30,785
CenturyTel (A)	103,057	3,983
Crown Castle International *	41,600	2,219
Frontier Communications (A)	165,425	690
MetroPCS Communications *	48,800	440
Sprint Nextel *	498,322	1,421
Verizon Communications	471,498	18,025
Windstream (A)	97,546	1,142

		58,705

Utilities — 3.3%
AES *	106,990	1,398
AGL Resources	19,500	765
Ameren	40,344	1,314
American Electric Power	80,415	3,102
Centerpoint Energy	70,868	1,398
CMS Energy (A)	42,792	941
Consolidated Edison (A)	48,733	2,847
Dominion Resources	94,840	4,857
DTE Energy	28,145	1,549
Duke Energy (A)	222,122	4,667
Edison International	54,153	2,302
Entergy (A)	29,364	1,973
Exelon	141,546	5,550
FirstEnergy	69,510	3,169
Integrys Energy Group	13,034	691
NextEra Energy	69,220	4,228
NiSource (A)	46,879	1,142
Northeast Utilities (A)	29,500	1,095
NRG Energy * (A)	37,900	594
Oneok	17,300	1,413
Pepco Holdings (A)	37,800	714
PG&E	68,529	2,975
Pinnacle West Capital	18,149	869
PPL (A)	96,271	2,721
Progress Energy	49,083	2,607
Public Service Enterprise Group	84,130	2,575
SCANA (A)	19,300	880
Sempra Energy	39,965	2,396
Southern (A)	144,035	6,472
TECO Energy	35,912	630
Wisconsin Energy (A)	38,300	1,347
Xcel Energy	80,919	2,142

		71,323

Total Common Stock (Cost $1,217,345) ($ Thousands)		2,116,615

AFFILIATED PARTNERSHIP — 8.3%
SEI Liquidity Fund, L.P.
0.180%**†† (B)	180,255,400	176,909

Total Affiliated Partnership (Cost $180,255) ($ Thousands)		176,909

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	24,616,792	$24,617

Total Cash Equivalent (Cost $24,617) ($ Thousands)		24,617

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.050%, 05/17/12	$600	600
0.017%, 06/14/12	1,550	1,549

Total U.S. Treasury Obligations (Cost $2,150) ($ Thousands)		2,149

Total Investments — 108.2% (Cost $1,424,367) ($ Thousands)		$2,320,290

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2012

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	462	Jun-2012	$840

			$840

For the period ended March 31, 2012, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,143,815 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This Security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $176,600 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2012 was $176,909 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,116,615	$—	$—	$2,116,615
U.S. Treasury Obligations	—	2,149	—	2,149
Affiliated Partnership	—	176,909	—	176,909
Cash Equivalent	24,617	—	—	24,617

Total Investments in Securities	$2,141,232	$179,058	$—	$2,320,290

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$840	$—	$—	$840

Total Other Financial Instruments	$840	$—	$—	$840

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 83.8%

Consumer Discretionary — 11.5%
Aeropostale *	7,700	$166
AFC Enterprises *	17,566	298
American Public Education * (A)	16,848	640
Ameristar Casinos	1,000	19
ANN *	9,900	284
Arctic Cat *	2,300	99
Asbury Automotive Group *	8,624	233
Bally Technologies *	10,800	505
Belo, Cl A	42,117	302
Big Lots *	3,100	133
BJ’s Restaurants * (A)	17,661	889
Bravo Brio Restaurant Group *	13,070	261
Bridgepoint Education * (A)	5,400	134
Brinker International (A)	7,563	208
Capella Education *	3,771	136
Casual Male Retail Group *	62,000	208
Cato, Cl A	8,494	235
CEC Entertainment	14,055	533
Chico’s FAS	20,860	315
Childrens Place Retail Stores * (A)	16,363	845
Collective Brands * (A)	15,783	310
Core-Mark Holding	6,219	255
CROCS *	17,625	369
Dana Holding (A)	33,517	520
Denny’s *	17,700	71
Destination Maternity	7,000	130
Dick’s Sporting Goods	7,525	362
Domino’s Pizza	5,400	196
Dorman Products *	600	30
Ethan Allen Interiors (A)	6,900	175
Express *	11,300	282
Finish Line, Cl A	4,400	93
Francesca’s Holdings * (A)	24,932	788
Gaylord Entertainment * (A)	11,096	342
Genesco *	5,185	371
Gentex (A)	7,640	187
Grand Canyon Education *	4,620	82
Hibbett Sports * (A)	9,455	516
HomeAway * (A)	10,940	278
HOT Topic	10,600	108
HSN	955	36
Isle of Capri Casinos * (A)	24,547	173
ITT Educational Services * (A)	2,000	132
Jones Group	15,700	197
Kirkland’s *	1,400	23
Krispy Kreme Doughnuts *	1,400	10
Libbey *	41,300	534
Life Time Fitness * (A)	19,607	991
Liz Claiborne *	48,100	643
LKQ *	7,795	243
Lumber Liquidators Holdings * (A)	18,300	460
Matthews International, Cl A (A)	15,045	476
MDC Partners, Cl A	43,600	485
Men’s Wearhouse	11,084	430
Meredith (A)	11,700	380
Meritage Homes * (A)	16,383	443
Morgans Hotel Group *	60,819	301
National CineMedia	50,940	779

Description	Shares	Market Value ($ Thousands)
Nutrisystem (A)	5,800	$65
Orient-Express Hotels, Cl A *	38,642	394
Oxford Industries (A)	10,140	515
Pandora Media * (A)	12,550	128
Panera Bread, Cl A *	1,690	272
Papa John’s International *	4,800	181
Peet’s Coffee & Tea * (A)	1,400	103
Penske Auto Group (A)	4,300	106
PetMed Express (A)	13,800	171
Pier 1 Imports	55,529	1,010
Pinnacle Entertainment *	80,515	927
ReachLocal *	24,270	173
Red Robin Gourmet Burgers *	8,543	318
Regis (A)	22,390	413
Ruby Tuesday *	31,972	292
Ryland Group (A)	31,335	604
Sauer-Danfoss	7,500	352
Scientific Games, Cl A *	38,063	444
Select Comfort * (A)	18,708	606
Shoe Carnival *	4,700	151
Shuffle Master *	10,975	193
Shutterfly * (A)	11,922	373
Sinclair Broadcast Group, Cl A	10,900	121
Six Flags Entertainment	7,600	355
Skechers U.S.A., Cl A * (A)	11,400	145
Skullcandy * (A)	19,125	303
SodaStream International * (A)	3,825	129
Sotheby’s	4,550	179
Stage Stores	27,023	439
Steiner Leisure *	2,600	127
Strayer Education (A)	800	75
Sturm Ruger	13,080	642
Tempur-Pedic International *	3,745	316
Tenneco *	16,008	595
Tesla Motors * (A)	14,455	538
Titan International (A)	12,410	294
Tractor Supply	2,715	246
True Religion Apparel	12,200	334
Ulta Salon Cosmetics & Fragrance	6,195	575
Universal Technical Institute	2,300	30
Vail Resorts (A)	4,270	185
Valassis Communications *	600	14
Vera Bradley * (A)	16,265	491
Warnaco Group * (A)	10,883	636
Whistler Blackcomb Holdings *	8,200	88
WMS Industries *	9,550	227
Zumiez * (A)	13,297	480

		33,999

Consumer Staples — 2.0%
B&G Foods, Cl A (A)	10,900	245
Casey’s General Stores (A)	13,695	760
Chefs’ Warehouse Holdings * (A)	10,210	236
Chiquita Brands International *	42,700	375
Coca-Cola Bottling Consolidated	1,300	82
Cosan SA Industria e Comercio (Brazil)	6,400	119
Darling International *	6,900	120
Diamond Foods (A)	3,078	70
Dole Food * (A)	18,500	185
Fresh Market * (A)	8,400	403
Hain Celestial Group * (A)	10,942	480

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
J&J Snack Foods	6,900	$362
Lancaster Colony (A)	4,200	279
Medifast * (A)	2,933	51
Nu Skin Enterprises, Cl A (A)	7,700	446
Omega Protein *	13,900	106
Rite Aid *	150,300	262
Ruddick (A)	9,428	378
Spartan Stores	24,680	447
Spectrum Brands Holdings *	2,000	70
TreeHouse Foods *	5,619	334
United Natural Foods *	2,429	113

		5,923

Energy — 6.4%
Alberta Oilsands *	184,500	27
ATP Oil & Gas * (A)	16,900	124
Berry Petroleum, Cl A	18,934	892
Bill Barrett *	6,545	170
Bonanza Creek Energy *	6,000	131
BPZ Resources * (A)	34,900	141
C&J Energy Services * (A)	7,300	130
Callon Petroleum *	21,400	135
CARBO Ceramics (A)	5,307	560
Carrizo Oil & Gas * (A)	17,791	503
Clayton Williams Energy * (A)	300	24
Comstock Resources * (A)	40,458	640
Contango Oil & Gas *	1,500	88
Crosstex Energy	8,400	119
CVR Energy *	13,800	369
Dawson Geophysical *	3,500	120
Dril-Quip *	11,480	746
Energy Partners *	16,000	266
Energy XXI Bermuda	11,224	405
GeoMet *	36,400	24
Global Geophysical Services *	18,600	197
Golar LNG	2,800	107
Goodrich Petroleum * (A)	41,757	794
Gulfmark Offshore, Cl A *	5,200	239
Gulfport Energy *	14,828	432
Karoon Gas Australia *	17,764	120
Key Energy Services *	48,697	752
KiOR, Cl A * (A)	11,403	152
Kodiak Oil & Gas, Cl Lithuanian * (A)	35,308	352
Laredo Petroleum Holdings *	8,600	202
Lone Pine Resources *	29,500	192
Lufkin Industries	2,847	230
Magnum Hunter Resources * (A)	97,860	627
Matador Resources *	16,420	180
Matrix Service *	22,400	314
McMoRan Exploration * (A)	2,900	31
Newpark Resources * (A)	34,130	280
Northern Oil And Gas * (A)	8,390	174
Oasis Petroleum * (A)	30,337	935
Oceaneering International	5,360	289
Oil States International *	3,120	244
Oilsands Quest * (A) (C) (E)	258,000	46
Patriot Coal * (A)	26,700	167
Petroleum Development *	18,795	697
Petroquest Energy * (A)	15,100	93
Pioneer Drilling *	53,113	467
Porto Energy *	189,900	26
Quicksilver Resources * (A)	71,904	362

Description	Shares	Market Value ($ Thousands)
Resolute Energy * (A)	9,300	$106
Rex Energy *	400	4
Rosetta Resources * (A)	14,625	713
Scorpio Tankers *	106,562	752
SM Energy	3,280	232
StealthGas *	19,900	117
Stone Energy *	19,822	567
Superior Energy Services *	23,907	630
Swift Energy *	4,100	119
Synergy Resources *	34,000	114
Tesco (A)	24,817	352
Triangle Petroleum * (A)	12,600	87
Vaalco Energy *	32,340	306
W&T Offshore (A)	10,500	221
Warren Resources *	33,700	110
Willbros Group *	17,900	58

		18,803

Financials — 16.1%
Advance America Cash Advance Centers	300	3
Affiliated Managers Group *	6,140	687
Alexander’s †	200	79
Alterra Capital Holdings (A)	30,720	706
American Assets Trust †	3,500	80
American Campus Communities † (A)	4,700	210
American Equity Investment Life Holding (A)	20,200	258
Amtrust Financial Services (A)	26,240	705
Anworth Mortgage Asset †	15,900	105
Associated Estates Realty †	17,358	284
Bancorpsouth	50,943	686
Bank of the Ozarks (A)	9,695	303
Berkshire Hills Bancorp	13,385	307
BGC Partners, Cl A (A)	17,300	128
BioMed Realty Trust †	38,838	737
Boston Private Financial Holdings (A)	47,000	466
Brandywine Realty Trust †	28,945	332
Brasil Brokers Participacoes	28,100	122
BRE Properties, Cl A †	3,830	194
Campus Crest Communities † (A)	38,400	448
Capstead Mortgage †	6,500	85
Cardinal Financial	18,475	209
Cash America International	3,463	166
Central Pacific Financial * (A)	47,585	616
Chatham Lodging Trust †	6,100	77
Chesapeake Lodging Trust †	13,340	240
CNO Financial Group * (A)	69,000	537
CoBiz Financial	36,095	255
Cohen & Steers (A)	8,600	274
Colonial Properties Trust †	13,306	289
Coresite Realty † (A)	7,255	171
CreXus Investment †	30,200	312
CubeSmart †	43,674	520
CVB Financial (A)	13,795	162
CYS Investments † (A)	11,300	148
DFC Global * (A)	26,115	493
DiamondRock Hospitality †	58,467	602
Douglas Emmett †	12,220	279
Eagle Bancorp *	19,888	333
East West Bancorp	16,840	389

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Education Realty Trust †	79,385	$860
Encore Capital Group *	12,125	273
Equity Lifestyle Properties †	1,462	102
Excel Trust †	26,610	321
Extra Space Storage †	2,700	78
Ezcorp, Cl A *	3,800	123
FBR *	83,700	215
Fifth Street Finance (A)	12,000	117
Financial Engines * (A)	26,130	584
First Cash Financial Services *	672	29
First Financial Bancorp	30,416	526
First Horizon National (A)	45,646	474
First Midwest Bancorp	20,246	243
FirstMerit (A)	15,383	259
Flushing Financial	9,900	133
Forest City Enterprises, Cl A *	22,885	358
Fulton Financial	36,107	379
FXCM, Cl A	6,725	87
Gain Capital Holdings	19,700	99
Glacier Bancorp (A)	12,417	185
Gladstone Commercial †	6,500	112
Glimcher Realty Trust †	11,100	113
Global Indemnity, Cl A *	13,900	271
Government Properties Income Trust †	8,000	193
Great American Group *	52,600	3
Greenhill (A)	4,170	182
Hancock Holding	17,916	636
Hanmi Financial *	800	8
Hanover Insurance Group	19,956	821
Highwoods Properties † (A)	31,862	1,062
Home Bancshares	11,800	314
Home Loan Servicing Solutions	9,900	138
Home Properties †	6,300	384
HomeStreet *	7,600	211
Hudson Valley Holding	6,296	102
IBERIABANK	4,530	242
Inland Real Estate † (A)	43,153	383
Investment Technology Group *	23,990	287
Investors Real Estate Trust †	4,500	35
Jones Lang LaSalle (A)	5,687	474
KBW (A)	15,290	283
Kennedy-Wilson Holdings (A)	34,100	460
Kilroy Realty † (A)	2,000	93
Knight Capital Group, Cl A *	8,900	115
LaSalle Hotel Properties †	11,475	323
Lexington Realty Trust † (A)	70,503	634
LTC Properties †	10,427	334
Mack-Cali Realty †	9,100	262
Maiden Holdings	50,000	450
MB Financial	20,602	432
Meadowbrook Insurance Group	47,800	446
Medical Properties Trust †	47,795	443
MFA Financial †	14,000	104
MGIC Investment * (A)	82,100	407
Mid-America Apartment Communities †	11,562	775
National Financial Partners * (A)	19,220	291
National Penn Bancshares (A)	64,827	574
National Retail Properties † (A)	29,445	801
Nelnet, Cl A	10,000	259
Netspend Holdings *	24,346	189
NorthStar Realty Finance † (A)	64,730	350

Description	Shares	Market Value ($ Thousands)
Ocwen Financial *	28,300	$442
Old National Bancorp	35,544	467
Omega Healthcare Investors †	4,800	102
OmniAmerican Bancorp *	7,500	145
PacWest Bancorp (A)	25,742	625
PennantPark Investment (A)	37,133	386
Platinum Underwriters Holdings	3,400	124
Potlatch †	1,477	46
PrivateBancorp, Cl A	9,400	143
ProAssurance	10,448	920
Prosperity Bancshares	8,795	403
Radian Group (A)	46,750	203
RAIT Financial Trust † (A)	25,545	127
RLI (A)	7,486	536
Safeguard Scientifics *	25,506	439
Sandy Spring Bancorp	17,254	313
SCBT Financial	3,800	124
Signature Bank NY *	11,374	717
Simmons First National, Cl A (A)	8,100	209
Starwood Property Trust †	7,600	160
Sterling Financial *	6,162	129
Stifel Financial *	14,030	531
Summit Hotel Properties † (A)	15,900	121
Sunstone Hotel Investors * †	43,824	427
Susquehanna Bancshares	92,182	911
Synovus Financial (A)	190,036	390
Tanger Factory Outlet Centers †	5,900	175
THL Credit	13,000	167
Titanium Asset Management *	4,111	1
Titanium Asset Management PIPE * (C) (D) (E)	2,000	2
Trustmark (A)	18,487	462
Two Harbors Investment †	17,000	172
United Financial Bancorp	6,800	108
Uranium Participation *	17,300	99
Validus Holdings	8,000	248
ViewPoint Financial Group	19,660	303
Waddell & Reed Financial, Cl A (A)	13,811	448
Washington Real Estate Investment Trust † (A)	10,606	315
Webster Financial (A)	18,485	419
Western Alliance Bancorp * (A)	139,402	1,181
Wintrust Financial (A)	19,325	692
WisdomTree Investments *	51,525	431
World Acceptance * (A)	5,011	307
WSFS Financial	7,000	287

		47,395

Health Care — 11.4%
ABIOMED * (A)	28,550	633
Acadia Healthcare * (A)	30,568	498
Accuray * (A)	14,700	104
Achillion Pharmaceuticals * (A)	14,870	142
Acorda Therapeutics *	6,700	178
Aegerion Pharmaceuticals *	13,930	193
Akorn * (A)	22,609	264
Alere * (A)	15,300	398
Align Technology * (A)	10,250	282
Allos Therapeutics *	45,500	67
Amarin ADR * (A)	26,395	299
AMERIGROUP *	5,520	371
AMN Healthcare Services *	1,600	10

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Amsurg *	3,700	$104
Amylin Pharmaceuticals * (A)	10,281	257
Arena Pharmaceuticals * (A)	48,079	148
Ariad Pharmaceuticals * (A)	75,962	1,212
Arqule *	12,055	85
Arthrocare *	3,300	89
athenahealth * (A)	5,198	385
AVEO Pharmaceuticals * (A)	17,625	219
Bruker BioSciences *	22,360	342
Catalyst Health Solutions *	5,430	346
Centene *	10,270	503
Cepheid * (A)	7,580	317
Chemed (A)	2,308	145
Computer Programs & Systems	3,300	187
Conmed	11,080	331
Cross Country Healthcare *	7,100	36
Cubist Pharmaceuticals * (A)	18,237	789
Cyberonics *	6,157	235
DexCom *	13,947	145
DynaVox, Cl A *	34,614	107
Emergent Biosolutions *	18,205	291
Emeritus *	22,480	397
Endologix *	10,307	151
Ensign Group	3,600	98
eResearchTechnology *	27,500	215
Exact Sciences *	5,100	57
Fluidigm * (A)	16,317	257
Greatbatch *	17,675	433
Halozyme Therapeutics *	26,520	338
Hansen Medical * (A)	33,000	99
Health Management Associates, Cl A *	51,075	343
Health Net *	10,870	432
HealthSouth *	25,728	527
Hill-Rom Holdings	1,600	53
Hi-Tech Pharmacal * (A)	9,863	354
HMS Holdings *	21,706	677
ICU Medical *	14,497	713
Idenix Pharmaceuticals * (A)	6,810	67
Immunogen * (A)	5,000	72
Impax Laboratories *	24,826	610
Imris *	57,617	189
Incyte * (A)	12,700	245
Insulet * (A)	28,715	550
Invacare (A)	7,824	130
IPC The Hospitalist *	6,725	248
Ironwood Pharmaceuticals, Cl A * (A)	10,050	134
ISTA Pharmaceuticals * (A)	30,600	276
Jazz Pharmaceuticals * (A)	6,700	325
Keryx Biopharmaceuticals * (A)	31,109	155
Kindred Healthcare * (A)	17,024	147
LHC Group *	6,500	120
LifePoint Hospitals *	7,535	297
Magellan Health Services *	16,121	787
MAKO Surgical * (A)	4,200	177
MAP Pharmaceuticals *	19,006	273
Masimo *	16,680	390
Medical Action Industries *	38,900	222
Medicines *	15,400	309
Medicis Pharmaceutical, Cl A	17,942	674
Medivation *	1,826	136
Mednax * (A)	13,871	1,032

Description	Shares	Market Value ($ Thousands)
MELA Sciences * (A)	20,700	$92
Merit Medical Systems *	8,800	109
Momenta Pharmaceuticals * (A)	17,100	262
Myriad Genetics *	10,600	251
Natus Medical *	6,100	73
Navidea Biopharmaceuticals * (A)	26,400	87
Nektar Therapeutics * (A)	26,330	209
Neurocrine Biosciences *	16,900	135
NxStage Medical * (A)	12,550	242
Omnicell *	44,904	683
Onyx Pharmaceuticals *	11,530	434
Optimer Pharmaceuticals * (A)	7,370	102
OraSure Technologies *	31,523	362
Parexel International *	5,725	154
PDL BioPharma (A)	30,083	191
Pharmacyclics * (A)	18,460	512
Providence Service *	14,000	217
PSS World Medical *	8,069	204
Questcor Pharmaceuticals * (A)	18,225	686
Rigel Pharmaceuticals *	12,600	101
Sagent Pharmaceuticals * (A)	13,870	248
Salix Pharmaceuticals *	6,003	315
Sangamo Biosciences *	26,194	128
Seattle Genetics * (A)	5,700	116
Sirona Dental Systems *	5,285	272
Skilled Healthcare Group, Cl A *	4,300	33
Spectranetics *	14,864	155
Spectrum Pharmaceuticals * (A)	29,615	374
Sunrise Senior Living * (A)	600	4
SXC Health Solutions *	4,660	349
Symmetry Medical *	22,800	161
Syneron Medical *	35,630	382
Theravance * (A)	2,800	55
Thoratec *	6,250	211
Threshold Pharmaceuticals *	40,187	354
Tornier BV * (A)	16,329	420
Trinity Biotech ADR	1,200	13
Trius Therapeutics *	19,193	103
Unilife * (A)	79,916	324
Vical *	42,200	143
Viropharma * (A)	5,900	177
Volcano *	12,829	364
WellCare Health Plans *	17,237	1,239
XenoPort *	11,900	54
Zoll Medical *	2,700	250

		33,771

Industrials — 15.1%
AAR (A)	27,704	506
ABM Industries	8,100	197
Acacia Research - Acacia Technologies *	21,464	896
ACCO Brands *	2,200	27
Actuant, Cl A	49,323	1,430
Acuity Brands (A)	11,770	739
Advisory Board *	4,255	377
Aegean Marine Petroleum Network	34,800	240
Air Transport Services Group *	38,000	220
Alaska Air Group *	4,000	143
Albany International, Cl A	6,100	140
Allegiant Travel, Cl A * (A)	3,275	179
Altra Holdings *	10,305	198

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
American Science & Engineering	300	$20
Ametek	5,310	258
Applied Industrial Technologies	7,100	292
Armstrong World Industries	7,800	380
Avis Budget Group * (A)	35,580	504
AZZ	600	31
BE Aerospace *	8,096	376
Belden	9,790	371
Brady, Cl A	9,020	292
Brink’s	15,700	375
CAI International *	6,200	113
Carlisle	10,520	525
Cascade	400	20
Celadon Group	15,969	248
Ceradyne	3,300	108
Chart Industries *	3,237	237
Clean Harbors *	5,600	377
Colfax *	3,100	109
Columbus McKinnon *	13,400	218
Consolidated Graphics *	8,022	363
Copa Holdings, Cl A	4,185	331
Corporate Executive Board	1,100	47
Corrections Corp of America *	6,400	175
CoStar Group *	6,215	429
Crane	14,085	683
Cubic	10,308	487
Curtiss-Wright	10,965	406
Deluxe	12,458	292
Dollar Thrifty Automotive Group *	1,800	146
Dycom Industries *	35,695	834
Dynamic Materials	11,622	245
EMCOR Group	32,704	906
EnerSys *	6,629	230
ESCO Technologies	9,964	366
Esterline Technologies *	4,015	287
Exponent *	4,200	204
Flow International *	26,300	106
Forward Air	1,800	66
FTI Consulting * (A)	5,300	199
G&K Services	11,910	407
Gardner Denver	3,150	198
GenCorp *	8,300	59
Genesee & Wyoming, Cl A * (A)	15,269	833
Geo Group *	39,000	741
Global Power Equipment Group * (A)	5,000	138
Graco	5,140	273
GrafTech International *	8,200	98
Great Lakes Dredge & Dock (A)	7,900	57
Greenbrier *	32,104	635
H&E Equipment Services *	5,400	102
Hawaiian Holdings * (A)	36,251	190
HEICO (A)	7,411	382
Heidrick & Struggles International	4,300	95
Hexcel *	34,894	838
HNI	1,500	42
ICF International *	8,400	213
IDEX	7,360	310
InnerWorkings * (A)	16,306	190
Insperity	5,400	165
Interface, Cl A	39,830	556
John Bean Technologies	21,580	350

Description	Shares	Market Value ($ Thousands)
Kadant *	13,502	$322
Kaydon	8,276	211
Keyw Holding * (A)	16,500	128
Kirby *	5,450	358
Kratos Defense & Security Solutions *	17,300	92
Lincoln Electric Holdings	5,360	243
Lindsay	400	26
Marten Transport	16,580	366
Michael Baker *	5,400	129
Middleby *	7,875	797
Mistras Group *	13,920	332
Mobile Mini *	14,400	304
Moog, Cl A *	9,045	388
Navigant Consulting *	45,701	636
Navistar International *	6,254	253
Northwest Pipe *	9,365	199
Old Dominion Freight Line *	25,911	1,235
Orion Marine Group *	31,800	230
Pacer International *	24,800	157
Polypore International * (A)	10,549	371
Proto Labs *	2,900	99
Quality Distribution *	8,300	114
Quanex Building Products	18,115	319
RailAmerica *	7,170	154
Rand Logistics *	9,700	82
Raven Industries	2,628	160
RBC Bearings *	6,050	279
Rexnord *	9,600	203
Robbins & Myers	27,988	1,457
Rollins	5,450	116
RPX *	14,665	249
Rush Enterprises, Cl A *	31,776	674
SeaCube Container Leasing	9,000	155
Simpson Manufacturing	17,630	569
Spirit Airlines *	20,500	411
Standex International (A)	5,717	235
Steelcase, Cl A	6,100	59
Sun Hydraulics	9,200	241
Swift Transportation, Cl A *	18,800	217
TAL International Group (A)	11,735	431
Teleflex	3,200	196
Tetra Tech *	15,760	415
Textainer Group Holdings (A)	3,600	122
Thermon Group Holdings *	8,250	169
Titan Machinery * (A)	9,175	259
TMS International, Cl A *	28,900	350
Tredegar	3,400	67
Trex * (A)	15,100	485
Trinity Industries	3,200	105
TrueBlue *	22,310	399
Tutor Perini *	27,200	424
United Rentals * (A)	14,838	636
United Stationers (A)	4,200	130
US Airways Group * (A)	22,400	170
US Ecology	19,284	419
USA Truck *	8,100	63
UTI Worldwide	10,873	187
Valmont Industries	2,540	298
Vitran *	17,960	143
Wabash National * (A)	127,111	1,316
Wabtec	5,930	447
Watsco	5,010	371

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Werner Enterprises (A)	17,381	$432

		44,424

Information Technology — 15.4%
ACI Worldwide *	400	16
Acme Packet * (A)	15,825	435
Adtran	8,926	278
Aeroflex Holding * (A)	13,900	155
Amtech Systems *	5,200	43
Ancestry.com * (A)	15,495	352
Arris Group * (A)	43,098	487
Aruba Networks * (A)	46,350	1,033
Aspen Technology *	28,565	586
Bazaarvoice * (A)	19,139	380
Benchmark Electronics *	27,900	460
Booz Allen Hamilton Holding, Cl A (A)	13,930	237
Brightpoint *	2,700	22
BroadSoft * (A)	24,082	921
Cadence Design Systems *	30,930	366
Cavium * (A)	29,655	918
CDC Software ADR *	23,400	238
Ceva * (A)	1,400	32
CIBER *	103,300	438
Ciena *	9,120	148
CommVault Systems *	8,044	399
Computer Task Group *	14,600	224
Comverse Technology *	15,700	108
Concur Technologies * (A)	6,500	373
Constant Contact * (A)	11,455	341
Cornerstone OnDemand *	17,600	384
Cree * (A)	8,111	257
Cymer * (A)	6,510	326
DealerTrack Holdings *	28,470	862
Demandware *	2,900	86
Dice Holdings * (A)	23,994	224
Digi International *	26,600	292
Digital River *	20,020	375
Diodes * (A)	21,601	501
DTS *	265	8
Earthlink	72,140	576
Emulex *	10,700	111
Entegris *	56,740	530
Envestnet *	27,257	341
ExactTarget *	9,170	238
Exar *	800	7
ExlService Holdings *	15,168	416
Extreme Networks *	30,800	118
Fabrinet *	6,500	115
Fairchild Semiconductor International *	54,234	797
FARO Technologies *	2,675	156
FEI *	8,621	423
Finisar * (A)	8,062	162
Forrester Research	2,596	84
Fortinet *	19,780	547
Fusion-io * (A)	7,740	220
Glu Mobile * (A)	45,500	221
GT Advanced Technologies * (A)	21,900	181
Hackett Group *	1,908	11
Heartland Payment Systems	6,300	182
Hittite Microwave * (A)	9,335	507
Immersion *	20,310	111

Description	Shares	Market Value ($ Thousands)
Informatica *	720	$38
Inphi * (A)	50,710	719
Integrated Device Technology * (A)	106,527	762
Interactive Intelligence Group * (A)	7,573	231
Internap Network Services *	28,444	209
International Rectifier *	28,004	646
Intersil, Cl A	35,423	397
IPG Photonics *	7,050	367
j2 Global (A)	9,725	279
Jack Henry & Associates	4,864	166
JDA Software Group *	4,600	126
Kemet *	13,200	123
Kenexa * (A)	9,558	299
KIT Digital * (A)	14,297	103
Lattice Semiconductor *	17,800	114
Lender Processing Services	17,425	453
Liquidity Services *	5,000	224
LivePerson *	7,200	121
LTX-Credence *	22,033	158
Manhattan Associates *	7,500	356
MAXIMUS	9,200	374
Maxwell Technologies * (A)	8,573	157
Mellanox Technologies * (A)	22,220	930
Mentor Graphics *	36,603	544
Micrel (A)	4,400	45
Micros Systems *	5,865	324
Microsemi *	6,400	137
MicroStrategy, Cl A *	1,929	270
Mindspeed Technologies *	43,399	276
Mitek Systems * (A)	15,954	185
Mitel Networks *	31,400	135
Monolithic Power Systems *	18,926	372
Monotype Imaging Holdings *	5,100	76
MTS Systems	1,300	69
Netgear * (A)	11,930	456
Netscout Systems *	900	18
NetSuite * (A)	6,300	317
NIC (A)	26,900	326
Nuance Communications * (A)	10,170	260
OCZ Technology Group * (A)	19,360	135
OpenTable * (A)	4,300	174
Oplink Communications *	5,600	96
Opnet Technologies (A)	12,029	349
Parametric Technology *	58,006	1,621
Park Electrochemical	4,400	133
Parkervision * (A)	78,100	84
Photronics * (A)	53,579	356
Plantronics	6,600	266
Plexus *	17,294	605
PMC - Sierra *	16,600	120
Progress Software *	7,065	167
QLIK Technologies *	17,405	557
Quantum *	171,151	448
Rackspace Hosting * (A)	6,270	362
RealPage * (A)	13,490	259
Riverbed Technology *	10,300	289
Rogers *	4,182	162
Rosetta Stone *	19,756	204
Saba Software *	32,900	323
Sapient	20,399	254

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Seachange International *	15,800	$123
Semtech *	11,580	330
ServiceSource International * (A)	59,111	915
Silicon Graphics International * (A)	7,500	73
Silicon Laboratories *	6,960	299
SolarWinds * (A)	18,394	711
Sonus Networks *	130,649	379
Sourcefire * (A)	12,738	613
STEC * (A)	3,600	34
Sycamore Networks *	26,901	477
Synaptics * (A)	5,300	194
Synchronoss Technologies *	7,580	242
SYNNEX * (A)	12,691	484
Take-Two Interactive Software * (A)	15,200	234
Taleo, Cl A *	2,000	92
TeleNav *	13,300	93
Teradyne *	32,520	549
TIBCO Software *	19,220	586
Tivo *	13,721	165
Travelzoo * (A)	5,200	120
TTM Technologies *	37,148	427
Tyler Technologies *	6,300	242
Ultra Clean Holdings *	30,646	231
Unisys *	2,500	49
Veeco Instruments * (A)	2,000	57
VeriFone Holdings * (A)	3,445	179
VirnetX Holding * (A)	6,500	156
Vishay Intertechnology * (A)	40,015	487
VistaPrint * (A)	8,064	312
Wright Express *	1,451	94
XO Group * (A)	14,000	132

		45,564

Materials — 3.6%
AK Steel Holding (A)	6,800	51
Allied Nevada Gold *	3,300	107
Aptargroup	1,700	93
Balchem	1,000	30
Buckeye Technologies	3,900	132
Carpenter Technology	6,755	353
EcoSynthetix *	20,200	112
Globe Specialty Metals	37,431	557
GSE Holding *	18,600	244
Haynes International	7,900	500
Hecla Mining (A)	20,100	93
Horsehead Holding *	63,538	724
Innophos Holdings	16,704	837
Innospec *	18,940	576
Kaiser Aluminum	4,279	202
Kraton Performance Polymers *	8,096	215
LSB Industries *	11,338	441
Minerals Technologies	6,016	394
New Gold *	10,000	99
NewMarket	1,272	238
Noranda Aluminum Holding	36,787	367
PolyOne	65,631	945
Quaker Chemical	7,711	304
Romarco Minerals *	75,600	75
RTI International Metals * (A)	31,978	737
Sandstorm Gold *	45,600	86
Schulman A	2,200	60

Description	Shares	Market Value ($ Thousands)
Schweitzer-Mauduit International	5,800	$401
Sensient Technologies	11,195	426
Silgan Holdings	9,595	424
Solutia	8,960	250
TPC Group *	3,572	158
Universal Stainless & Alloy *	2,900	124
Worthington Industries (A)	12,981	249

		10,604

Telecommunication Services — 0.4%
Boingo Wireless *	39,550	478
Fairpoint Communications * (A)	16,000	60
IDT, Cl B	7,800	73
Leap Wireless International * (A)	9,900	87
Neutral Tandem *	25,100	306
tw telecom, Cl A *	10,185	226

		1,230

Utilities — 1.9%
Allete	7,245	301
Cadiz * (A)	18,100	166
Chesapeake Utilities	5,576	229
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	4,400	104
Cleco	8,855	351
El Paso Electric	10,670	347
Empire District Electric (A)	11,000	224
Idacorp	12,583	517
New Jersey Resources (A)	9,743	434
Northwest Natural Gas (A)	6,252	284
PNM Resources	33,309	610
Portland General Electric	12,000	300
Southwest Gas	7,569	323
UIL Holdings (A)	16,377	569
Unisource Energy	2,500	91
Vectren	13,296	386
Westar Energy	3,600	101
WGL Holdings	7,536	307

		5,644

Total Common Stock (Cost $214,224) ($ Thousands)		247,357

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Growth Index Fund (A)	15,465	1,475
iShares Russell 2000 Index Fund	2,100	174

		1,649

iShares Russell 2000 Value Index Fund (A)	20,100	1,467

Total Exchange Traded Funds (Cost $3,001) ($ Thousands)		3,116

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf	1,200	123

Energy — 0.0%
GeoMet (D)	6,113	50

Financials — 0.0%
Grubb & Ellis * (B)	800	—

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Grubb & Ellis Cumulative *	900	$—

		—

Total Preferred Stock (Cost $356) ($ Thousands)		173

	Number of Warrants
WARRANTS — 0.0%
Kulim Malaysia	10,100	—
Magnum Hunter Resources Expires 08/29/14 *	12,911	—
Sandstorm Gold Expires 04/23/14 *	12,375	15

Total Warrants (Cost $—) ($Thousands)		15

CONVERTIBLE BONDS — 0.0%

Energy — 0.0%
Rentech CV to 249.2522
4.000%, 04/15/13	86	84

Financials — 0.0%
Grubb & Ellis CV to 445.583
7.950%, 05/01/15 (B)	36	3

Total Convertible Bonds (Cost $109) ($ Thousands)		87

AFFILIATED PARTNERSHIP — 24.9%
SEI Liquidity Fund, L.P. 0.180%**†† (F)	73,545,276	73,545

Total Affiliated Partnership (Cost $73,545) ($ Thousands)		73,545

CASH EQUIVALENT — 6.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	18,510,672	18,511

Total Cash Equivalent (Cost $18,511) ($ Thousands)		18,511

U.S. TREASURY OBLIGATIONS (G) (H) — 1.0%
U.S. Treasury Bills
0.057%, 06/28/12	$2,453	2,452
0.048%, 09/20/12	261	261
0.040%, 08/23/12	118	118

Total U.S. Treasury Obligations (Cost $2,831) ($ Thousands)		2,831

Total Investments — 117.1% (Cost $312,577) ($Thousands)		$345,635

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	474	Jun-2012	$648

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $295,251 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This Security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $71,272 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Securities considered illiquid. The total market value of such securities as of March 31, 2012 was $48 ($ Thousands) and represented 0.02% of Net Assets.
(D)	Securities considered restricted. The total market value of such securities as of March 31, 2012 was $2 ($ Thousands) and represented 0.0% of Net Assets.
(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $48 ($ Thousands) and represented 0.02% of Net Assets.
(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2012 was $73,545 ($ Thousands).
(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(H)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or has been rounded to $0.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2012

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$247,354	$1	$2	$247,357
Exchange Traded Funds	3,116	—	—	3,116
Preferred Stock	—	173	—	173
Convertible Bonds	—	87	—	87
Warrants	—	15	—	15
U.S. Treasury Obligations	—	2,831	—	2,831
Affiliated Partnership	—	73,545	—	73,545
Cash Equivalent	18,511	—	—	18,511

Total Investments in Securities	$268,981	$76,652	$2	$345,635

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$648	$—	$—	$648

Total Other Financial Instruments	$648	$—	$—	$648

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$2
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of March 31, 2012	$2

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%‡

Consumer Discretionary — 9.8%
AFC Enterprises *	42,080	$714
American Eagle Outfitters	50,964	876
American Greetings, Cl A (A)	21,400	328
ANN * (A)	39,203	1,123
Arbitron	13,800	510
Belo, Cl A	107,220	769
Big Lots *	16,200	697
Bob Evans Farms (A)	14,000	528
Callaway Golf (A)	94,881	642
Casual Male Retail Group *	188,300	633
Cato, Cl A	15,700	434
CEC Entertainment	9,400	356
Chico’s FAS	49,970	755
Childrens Place Retail Stores * (A)	21,015	1,086
Coinstar *	16,300	1,036
Cooper Tire & Rubber	101,787	1,549
Core-Mark Holding	14,898	610
Cracker Barrel Old Country Store (A)	3,200	178
CSS Industries	24,100	469
DreamWorks Animation SKG, Cl A * (A)	59,000	1,089
Ethan Allen Interiors (A)	28,060	710
Federal Mogul, Cl A *	28,800	496
Foot Locker (A)	17,900	556
hhgregg * (A)	38,116	434
Insight Enterprises *	27,600	605
International Speedway, Cl A	16,411	455
Jack in the Box *	34,600	829
Jakks Pacific (A)	33,200	579
Jones Group	49,400	620
Journal Communications, Cl A *	107,100	603
Libbey *	125,500	1,624
Matthews International, Cl A (A)	84,235	2,665
MDC Partners, Cl A	132,500	1,473
Men’s Wearhouse	49,041	1,901
Meredith (A)	56,425	1,832
Nutrisystem (A)	18,300	205
Penske Auto Group (A)	13,000	320
Pier 1 Imports	53,465	972
Pinnacle Entertainment * (A)	79,215	912
RadioShack (A)	43,800	272
Regis (A)	135,749	2,502
Rent-A-Center	51,400	1,940
Ruby Tuesday * (A)	29,900	273
Scholastic	22,200	783
School Specialty * (A)	65,141	231
Scientific Games, Cl A *	63,204	737
Sinclair Broadcast Group, Cl A	27,300	302
Skechers U.S.A., Cl A * (A)	55,700	709
Stage Stores	40,100	651
Standard Motor Products	17,300	307
Starwood Hotels & Resorts Worldwide	8,750	494
Universal Electronics *	16,800	336
Warnaco Group * (A)	11,400	666
WMS Industries *	84,272	2,000

		44,376

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 2.9%
Cal-Maine Foods	11,100	$425
Casey’s General Stores (A)	17,382	964
Central Garden and Pet, Cl A *	33,837	326
Central Garden and Pet *	37,725	355
Chiquita Brands International *	158,100	1,390
Corn Products International	26,764	1,543
Darling International *	27,300	476
Dole Food * (A)	122,482	1,222
Fresh Del Monte Produce	19,500	445
Ingles Markets, Cl A	31,975	564
J&J Snack Foods	12,930	678
Nash Finch	10,700	304
Pantry *	51,030	664
Prestige Brands Holdings * (A)	17,428	305
Sanderson Farms	11,808	626
Spartan Stores	79,528	1,441
Spectrum Brands Holdings * (A)	6,200	217
Universal	12,200	568
Weis Markets	10,900	475

		12,988

Energy — 4.9%
Berry Petroleum, Cl A	35,308	1,664
Bill Barrett *	15,675	408
Cloud Peak Energy * (A)	74,300	1,184
Comstock Resources * (A)	60,600	959
Energy Partners * (A)	48,600	807
Forest Oil *	73,200	887
GeoMet *	111,450	75
Goodrich Petroleum * (A)	65,871	1,253
Gulfmark Offshore, Cl A *	15,200	699
Key Energy Services *	119,520	1,846
Lone Pine Resources *	73,945	481
Magnum Hunter Resources * (A)	88,855	570
Matrix Service *	40,500	567
Newpark Resources * (A)	108,510	889
Northern Oil And Gas * (A)	20,110	417
Parker Drilling *	172,700	1,031
REX American Resources *	2,641	81
Scorpio Tankers * (A)	216,200	1,526
SEACOR Holdings *	5,400	517
StealthGas *	60,600	357
Superior Energy Services *	19,600	517
Swift Energy *	41,923	1,217
Tesoro * (A)	28,700	770
Tidewater (A)	21,200	1,145
USEC * (A)	134,800	143
W&T Offshore (A)	15,400	325
Western Refining (A)	33,800	636
World Fuel Services (A)	22,700	931

		21,902

Financials — 33.6%
1st Source	30,000	734
Advance America Cash Advance Centers	9,600	101
Agree Realty † (A)	4,800	108
Allied World Assurance Holdings	7,500	515
Alterra Capital Holdings (A)	94,250	2,166
American Campus Communities † (A)	7,100	318

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
American Equity Investment Life Holding (A)	107,100	$1,368
Ameris Bancorp *	5,094	67
Anworth Mortgage Asset †	102,700	676
Apartment Investment & Management, Cl A †	37,215	983
Ashford Hospitality Trust † (A)	31,900	287
Aspen Insurance Holdings	13,200	369
Astoria Financial (A)	5,250	52
AvalonBay Communities † (A)	9,869	1,395
Bancfirst (A)	2,750	120
Banco Latinoamericano de Exportaciones, Cl E	50,350	1,063
Bancorp *	2,450	25
Bancorpsouth (A)	49,544	667
Bank Mutual	8,450	34
Bank of Kentucky Financial	1,350	35
Bank of Marin Bancorp (A)	1,900	72
Bank of the Ozarks (A)	23,830	745
BankFinancial	6,350	42
Banner	8,700	192
BBCN Bancorp *	15,050	167
Beneficial Mutual Bancorp *	10,000	87
Berkshire Hills Bancorp	32,070	735
BioMed Realty Trust † (A)	57,135	1,084
BofI Holding *	3,000	51
Boston Private Financial Holdings (A)	214,728	2,128
Boston Properties † (A)	9,935	1,043
Brandywine Realty Trust † (A)	121,835	1,399
BRE Properties, Cl A †	10,250	518
Bridge Bancorp	1,200	25
Brookline Bancorp	2,522	24
Bryn Mawr Bank (A)	1,050	24
Camden National	14,000	492
Campus Crest Communities † (A)	120,900	1,410
Capital City Bank Group (A)	3,950	29
CapLease †	102,100	412
Capstead Mortgage † (A)	32,600	427
Cardinal Financial	42,134	476
Cathay General Bancorp	51,400	910
CBL & Associates Properties † (A)	83,774	1,585
Center Bancorp	2,100	21
Central Pacific Financial * (A)	33,200	430
Chatham Lodging Trust †	18,400	234
Chemical Financial	9,500	223
Chesapeake Lodging Trust †	31,955	574
Citizens & Northern	3,700	74
Citizens Republic Bancorp *	6,123	96
City Holding (A)	4,600	160
CNB Financial	1,850	31
CNO Financial Group * (A)	315,000	2,451
CoBiz Financial	101,425	717
Colonial Properties Trust †	31,808	691
Columbia Banking System	6,150	140
CommonWealth †	39,229	731
Community Bank System (A)	2,950	85
Community Trust Bancorp	19,100	613
Coresite Realty †	17,385	410
Corporate Office Properties Trust † (A)	22,950	533
CreXus Investment †	109,900	1,136

Description	Shares	Market Value ($ Thousands)
CVB Financial (A)	82,703	$971
CYS Investments † (A)	65,500	857
Dime Community Bancshares	14,850	217
Dynex Capital †	43,600	416
Eagle Bancorp * (A)	47,644	798
East West Bancorp	40,335	931
Education Realty Trust †	142,307	1,543
Employers Holdings	74,394	1,317
Encore Bancshares * (A)	800	16
Encore Capital Group *	9,400	212
Endurance Specialty Holdings	45,294	1,842
Enterprise Bancorp	1,100	18
Enterprise Financial Services	6,700	79
Equity One †	47,003	950
Equity Residential †	35,600	2,229
Excel Trust †	63,747	770
Extra Space Storage †	25,536	735
FBL Financial Group, Cl A (A)	21,700	731
FBR *	269,100	691
Federal Realty Investment Trust †	3,554	344
Financial Institutions	4,300	70
First Bancorp (A)	4,900	54
First BanCorp *	1,880	8
First Busey	25,200	124
First Commonwealth Financial	6,750	41
First Community Bancshares (A)	27,345	365
First Defiance Financial	3,000	51
First Financial (A)	4,300	137
First Financial Bancorp	40,904	708
First Financial Holdings	21,506	237
First Horizon National (A)	99,509	1,033
First Interstate Bancsystem, Cl A	8,150	119
First Merchants	23,300	288
First Midwest Bancorp	165,363	1,981
FirstMerit	61,926	1,044
Flagstar Bancorp *	5,240	5
Flushing Financial	60,300	812
FNB (Pennsylvania) (A)	43,250	522
Forest City Enterprises, Cl A * (A)	54,830	858
Fulton Financial	42,700	448
General Growth Properties †	65,882	1,119
German American Bancorp (A)	2,250	44
GFI Group	88,900	334
Glacier Bancorp	5,100	76
Global Indemnity, Cl A *	43,700	852
Government Properties Income Trust †	25,200	608
Great American Group *	172,900	10
Great Southern Bancorp	2,500	60
Hancock Holding (A)	69,133	2,455
Hanmi Financial *	21,300	216
Hanover Insurance Group	20,160	829
Hatteras Financial † (A)	43,500	1,214
HCP †	38,912	1,536
Health Care † (A)	20,250	1,113
Heartland Financial USA	2,650	46
Heritage Commerce *	6,000	39
Heritage Financial	2,800	38
Highwoods Properties † (A)	49,680	1,655
Home Bancshares	45,400	1,208
Home Federal Bancorp	2,700	27
Home Loan Servicing Solutions	31,100	434

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
HomeStreet *	23,800	$662
Horace Mann Educators	72,970	1,286
Hospitality Properties Trust †	18,600	492
Host Hotels & Resorts † (A)	74,156	1,218
Hudson Valley Holding	2,666	43
IBERIABANK	18,176	972
Infinity Property & Casualty	18,817	985
International Bancshares (A)	53,200	1,125
Investors Bancorp *	16,950	255
Kearny Financial	100	1
Kennedy-Wilson Holdings (A)	107,400	1,450
Kite Realty Group Trust †	90,000	474
Knight Capital Group, Cl A *	54,300	699
Lakeland Bancorp	7,072	70
Lakeland Financial	6,500	169
LaSalle Hotel Properties †	27,485	773
Lexington Realty Trust † (A)	173,826	1,563
Macerich †	13,911	803
Mack-Cali Realty †	59,761	1,722
Maiden Holdings	157,600	1,418
MainSource Financial Group (A)	63,407	764
MB Financial	16,400	344
Meadowbrook Insurance Group	150,700	1,406
Meridian Interstate Bancorp *	900	12
Metro Bancorp *	650	8
MFA Financial †	184,421	1,378
MGIC Investment * (A)	11,250	56
Mid-America Apartment Communities †	30,431	2,040
MidSouth Bancorp	700	10
Montpelier Re Holdings	23,800	460
National Bankshares	1,400	42
National Financial Partners * (A)	46,040	697
National Penn Bancshares (A)	72,701	643
National Retail Properties † (A)	32,440	882
NBT Bancorp	850	19
Nelnet, Cl A	64,700	1,676
Northwest Bancshares	24,475	311
OceanFirst Financial	33,650	479
Ocwen Financial *	111,700	1,746
Old National Bancorp	166,614	2,189
OmniAmerican Bancorp *	24,000	465
Oriental Financial Group	33,900	410
Oritani Financial	1,300	19
Pacific Continental	900	8
PacWest Bancorp (A)	75,983	1,846
Park National (A)	3,650	252
Pennsylvania †	28,000	428
PennyMac Mortgage Investment Trust †	23,500	439
Peoples Bancorp (A)	3,650	64
PHH *	21,700	336
PICO Holdings *	30,000	703
Piedmont Office Realty Trust, Cl A †	7,650	136
Pinnacle Financial Partners * (A)	3,750	69
Platinum Underwriters Holdings	61,514	2,245
Potlatch † (A)	11,300	354
Presidential Life	13,900	159
PrivateBancorp, Cl A	47,400	719
ProAssurance	24,613	2,168
ProLogis †	51,644	1,860

Description	Shares	Market Value ($ Thousands)
Prosperity Bancshares (A)	27,120	$1,242
Provident Financial Services	16,500	240
Public Storage †	10,707	1,479
Radian Group (A)	9,950	43
RAIT Financial Trust † (A)	9,799	49
Regency Centers † (A)	20,581	915
Reinsurance Group of America, Cl A	14,778	879
Renasant (A)	8,250	134
Republic Bancorp, Cl A	35,500	849
Rockville Financial	5,901	69
Roma Financial	350	3
S&T Bancorp (A)	8,950	194
Safeguard Scientifics *	61,100	1,051
Sandy Spring Bancorp	45,130	820
SCBT Financial	14,150	463
Sierra Bancorp	21,153	208
Signature Bank NY * (A)	7,064	445
Simmons First National, Cl A (A)	25,600	661
Simon Property Group †	18,744	2,731
SL Green Realty † (A)	16,442	1,275
Southside Bancshares (A)	25,831	571
Southwest Bancorp *	4,550	42
StanCorp Financial Group (A)	7,800	319
Starwood Property Trust † (A)	23,900	502
State Bank Financial *	13,500	236
StellarOne	7,150	85
Sterling Financial *	6,600	138
Suffolk Bancorp *	5,050	66
Susquehanna Bancshares	123,197	1,217
SVB Financial Group * (A)	4,250	273
SWS Group	55,900	320
SY Bancorp	950	22
Synovus Financial (A)	149,740	307
TCF Financial (A)	39,763	473
Territorial Bancorp	1,800	37
Texas Capital Bancshares * (A)	3,200	111
THL Credit	38,700	498
Tompkins Financial, Cl US	670	27
TowneBank (A)	4,750	64
Trico Bancshares	4,700	82
Trustco Bank NY (A)	30,350	173
Trustmark (A)	6,900	172
Two Harbors Investment †	53,400	542
UDR †	26,500	708
UMB Financial (A)	3,200	143
Umpqua Holdings (A)	18,300	248
Union First Market Bankshares	6,850	96
United Bankshares (A)	5,250	152
United Community Banks *	10,500	102
United Financial Bancorp	25,400	402
Univest Corp of Pennsylvania	4,350	73
Validus Holdings	49,900	1,544
Ventas †	26,269	1,500
Verde Realty PIPE * (B) (C)	21,100	336
ViewPoint Financial Group	61,900	952
Virginia Commerce Bancorp *	12,650	111
Vornado Realty Trust †	11,700	985
Washington Banking	4,700	65
Webster Financial	57,490	1,303
WesBanco	9,700	195
West Bancorporation	3,750	37

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Westamerica Bancorporation (A)	400	$19
Western Alliance Bancorp *	259,175	2,195
Wilshire Bancorp * (A)	66,250	320
Winthrop Realty Trust †	41,497	481
Wintrust Financial (A)	3,050	109
WSFS Financial	24,850	1,019
Zions Bancorporation (A)	72,969	1,566

		151,705

Health Care — 4.5%
Accuray * (A)	46,200	326
Alere * (A)	46,800	1,217
AMN Healthcare Services *	4,900	30
Amsurg *	33,028	924
Cambrex *	86,300	603
Conmed	54,045	1,614
Cross Country Healthcare *	21,700	109
Enzon Pharmaceuticals *	35,700	244
eResearchTechnology *	83,600	654
Five Star Quality Care *	56,519	193
Greatbatch *	56,305	1,381
HealthSouth *	72,950	1,494
Hi-Tech Pharmacal *	7,400	266
ICON ADR *	33,476	710
Invacare	4,800	80
Kensey Nash	7,800	228
Kindred Healthcare * (A)	25,100	217
Magellan Health Services *	29,255	1,428
Medical Action Industries *	122,500	701
Mednax *	11,780	876
Metropolitan Health Networks * (A)	79,600	746
Natus Medical *	19,100	228
Orthofix International *	11,400	428
Par Pharmaceutical *	23,600	914
PDL BioPharma (A)	64,700	411
PerkinElmer	29,597	819
PharMerica * (A)	20,700	257
Providence Service *	42,400	657
Skilled Healthcare Group, Cl A *	64,200	492
STERIS	33,681	1,065
Sun Healthcare Group *	51,300	351
Symmetry Medical *	70,000	495
Trinity Biotech ADR	3,600	38

		20,196

Industrials — 16.9%
AAR (A)	14,000	256
ABM Industries	25,500	620
ACCO Brands *	6,600	82
Aegean Marine Petroleum Network (A)	110,000	760
Air Transport Services Group *	115,400	668
Aircastle	60,900	746
Alamo Group	17,000	511
Alaska Air Group *	33,600	1,204
Alliant Techsystems	7,000	351
Ampco-Pittsburgh	23,400	471
Astec Industries *	19,600	715
Atlas Air Worldwide Holdings *	19,700	970
BE Aerospace *	9,646	448
Belden	46,178	1,751
Brady, Cl A	46,000	1,488

Description	Shares	Market Value ($ Thousands)
Brink’s	49,400	$1,179
Cascade	11,400	571
Clean Harbors *	9,058	610
Columbus McKinnon *	41,900	682
Comfort Systems USA	61,600	672
Consolidated Graphics *	11,500	520
Corrections Corp of America *	20,300	554
Courier	16,336	190
CRA International *	15,400	388
Cubic	16,166	764
Curtiss-Wright	21,100	781
Deluxe	25,800	604
EMCOR Group	100,103	2,775
Encore Wire	5,600	166
EnPro Industries *	12,480	513
ESCO Technologies	23,872	878
Flow International *	84,600	340
FTI Consulting * (A)	61,900	2,323
G&K Services	61,134	2,091
Genco Shipping & Trading * (A)	21,500	137
General Cable *	23,853	694
Geo Group *	118,500	2,253
Global Power Equipment Group * (A)	15,100	418
GrafTech International *	25,800	308
Granite Construction	33,200	954
Harsco	13,300	312
Hawaiian Holdings * (A)	144,658	757
ICF International *	24,200	614
IDEX	19,028	802
Interface, Cl A	90,629	1,264
John Bean Technologies	33,975	550
Kadant *	49,199	1,172
Kaydon	61,476	1,568
Kforce *	27,200	405
Miller Industries	22,200	376
Moog, Cl A *	21,670	929
Mueller Industries	19,300	877
NACCO Industries, Cl A	6,900	803
Navigant Consulting *	68,900	958
NN *	26,300	215
Northwest Pipe *	22,435	476
Orbital Sciences *	24,300	320
Orion Marine Group * (A)	201,264	1,455
Quad (A)	20,800	289
Quanex Building Products (A)	86,865	1,531
Rand Logistics *	31,100	262
Republic Airways Holdings * (A)	21,500	106
Robbins & Myers	19,135	996
Ryder System	26,710	1,410
Skywest	40,400	446
Spirit Aerosystems Holdings, Cl A *	42,600	1,042
Spirit Airlines *	62,200	1,248
Standex International	4,500	185
Swift Transportation, Cl A *	59,300	684
SYKES Enterprises *	71,800	1,134
TAL International Group (A)	36,180	1,328
Teledyne Technologies *	29,454	1,857
Teleflex	26,352	1,612
Terex * (A)	25,204	567
Tetra Tech * (A)	130,965	3,452

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
TMS International, Cl A *	87,900	$1,064
Towers Watson, Cl A	27,333	1,806
Trinity Industries	9,700	320
Triumph Group (A)	11,977	751
TrueBlue *	29,500	528
Tutor Perini *	132,600	2,066
US Airways Group * (A)	68,200	518
USA Truck *	25,400	197
VSE	13,900	345
Wabash National * (A)	130,200	1,347
Watts Water Technologies, Cl A (A)	25,612	1,044
WESCO International * (A)	13,847	904
Woodward	21,400	917

		76,215

Information Technology — 12.2%
Adtran	35,383	1,103
Aeroflex Holding * (A)	43,870	489
Amkor Technology * (A)	57,800	355
Arris Group * (A)	33,800	382
Arrow Electronics *	29,800	1,251
Benchmark Electronics *	58,600	966
Black Box	12,300	314
Booz Allen Hamilton Holding, Cl A (A)	33,370	568
Brightpoint *	55,900	450
Brocade Communications Systems *	99,810	574
CACI International, Cl A * (A)	47,392	2,952
CDC Software ADR *	70,900	720
CIBER *	320,700	1,360
Coherent *	22,735	1,326
Computer Task Group *	44,400	680
Comtech Telecommunications (A)	22,308	727
CoreLogic *	26,000	425
CSG Systems International *	34,100	516
CTS	41,000	431
Diebold	71,937	2,771
Digi International *	80,800	888
Digital River *	88,182	1,650
Diodes * (A)	18,500	429
Earthlink	258,980	2,069
Emulex *	104,872	1,088
Entegris *	39,600	370
Exar *	2,500	21
Fairchild Semiconductor International *	26,900	395
GT Advanced Technologies * (A)	61,400	508
Hackett Group *	5,972	36
Imation *	30,500	189
Integrated Device Technology * (A)	109,876	785
Intermec *	127,645	987
Intersil, Cl A	111,700	1,251
Ixia *	36,800	460
j2 Global (A)	23,295	668
Lender Processing Services	13,300	346
Lexmark International, Cl A	33,300	1,107
Logitech International * (A)	26,700	208
Manhattan Associates *	14,000	665
Mantech International, Cl A (A)	22,000	758

Description	Shares	Market Value ($ Thousands)
MicroStrategy, Cl A *	8,300	$1,162
Monolithic Power Systems *	45,340	892
Multi-Fineline Electronix *	16,100	442
Orbotech *	1,500	18
Parametric Technology * (A)	69,405	1,939
Photronics * (A)	86,000	572
Plantronics	15,200	612
Power-One * (A)	81,100	369
Progress Software *	71,580	1,691
Pulse Electronics (A)	36,300	91
QLogic *	43,900	780
RF Micro Devices *	118,823	592
Rosetta Stone * (A)	26,800	277
Rudolph Technologies *	13,100	145
Saba Software *	99,800	979
Silicon Laboratories * (A)	16,670	717
SYNNEX * (A)	10,600	404
Synopsys *	29,070	891
Tech Data *	34,300	1,861
TeleCommunication Systems, Cl A *	73,598	205
Tessco Technologies	12,000	306
TNS *	38,701	841
Ultra Clean Holdings *	73,411	553
Ultratech *	46,400	1,345
United Online (A)	88,200	432
Vishay Intertechnology *	66,724	811
Websense * (A)	48,200	1,016
Xyratex	65,329	1,039
Zebra Technologies, Cl A *	21,128	870

		55,090

Materials — 5.8%
Boise (A)	58,800	483
Buckeye Technologies (A)	19,400	659
Compass Minerals International	7,100	509
Cytec Industries	13,564	825
Eagle Materials	7,500	261
Ferro *	60,555	360
Glatfelter	31,100	491
Globe Specialty Metals	29,000	431
Greif, Cl A	18,539	1,037
GSE Holding *	56,400	741
H.B. Fuller	62,700	2,058
Horsehead Holding *	42,700	486
Huntsman	50,780	711
Innophos Holdings	22,315	1,118
Innospec *	9,000	273
Minerals Technologies	25,910	1,695
Neenah Paper	33,700	1,002
NewMarket	2,500	468
OM Group *	36,535	1,005
Owens-Illinois *	30,089	702
Packaging Corp of America	29,507	873
PolyOne	108,095	1,557
RTI International Metals * (A)	96,898	2,235
Schnitzer Steel Industries, Cl A (A)	25,800	1,029
Schweitzer-Mauduit International	18,400	1,271
Sensient Technologies	51,920	1,973
Silgan Holdings	22,985	1,016
Stepan	5,200	457

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Worthington Industries (A)	29,400	$564

		26,290

Telecommunication Services — 0.8%
Atlantic Telegraph-Network	15,200	553
Fairpoint Communications * (A)	51,225	192
Neutral Tandem *	142,331	1,735
tw telecom, Cl A *	24,410	541
USA Mobility	28,700	400

		3,421

Utilities — 3.4%
Allete	17,350	720
Avista	18,100	463
Cadiz *	55,480	510
Chesapeake Utilities	16,256	668
Cleco	66,430	2,634
Empire District Electric	33,500	682
Great Plains Energy	100,092	2,029
Idacorp	14,407	592
Northwest Natural Gas (A)	14,980	680
NorthWestern	8,600	305
Portland General Electric	128,795	3,217
Southwest Gas	18,130	775
UIL Holdings (A)	21,700	754
Westar Energy	18,384	514
WGL Holdings	18,050	735

		15,278

Total Common Stock (Cost $396,281) ($ Thousands)		427,461

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Index Fund (A)	18,960	1,571
iShares Russell 2000 Value Index Fund (A)	40,600	2,962

Total Exchange Traded Funds (Cost $4,265) ($ Thousands)		4,533

PREFERRED STOCK — 0.0%

Energy — 0.0%
GeoMet (C)	17,451	141

Total Preferred Stock (Cost $151) ($ Thousands)		141

	Number of Warrants
WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,327	—

Total Warrants (Cost $—) ($Thousands)		—

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 19.5%
SEI Liquidity Fund, L.P. 0.180%**†† (D)	91,720,571	$87,754

Total Affiliated Partnership (Cost $91,721) ($ Thousands)		87,754

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	23,078,947	23,079

Total Cash Equivalent (Cost $23,079) ($ Thousands)		23,079

U.S. TREASURY OBLIGATIONS (E) (F) — 0.3%
U.S. Treasury Bills
0.050%, 06/28/12	$791	791
0.050%, 09/20/12	479	479

Total U.S. Treasury Obligations (Cost $1,270) ($ Thousands)		1,270

Total Investments — 120.7% (Cost $516,767) ($ Thousands)		$544,238

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2012

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	161	Jun-2012	$445

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $450,797 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This Security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $88,870 ($ Thousands).
(B)	Securities considered illiquid and restricted. The total market value of such securities as of March 31, 2012 was $336 ($ Thousands) and represented 0.07% of Net Assets.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $336 ($ Thousands) and represented 0.07% of Net Assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2012 was $87,754 ($ Thousands).
(E)	Security, or portion thereof has been pledged as collateral on open futures contracts.
(F)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$427,125	$—	$336	$427,461
Exchange Traded Funds	4,533	—	—	4,533
Preferred Stock	—	141	—	141
Warrant	—	—	—	—
U.S. Treasury Obligations	—	1,270	—	1,270
Affiliated Partnership	—	87,754	—	87,754
Cash Equivalent	23,079	—	—	23,079

Total Investments in Securities	$454,737	$89,165	$336	$544,238

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$445	$—	$—	$445

Total Other Financial Instruments	$445	$—	$—	$445

*	Futures contracts are value at the unrealized appreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$356
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(20)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of March 31, 2012	$336

Changes in unrealized gains (losses included in earnings to securities still held at reporting date	$(20)

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%

Consumer Discretionary — 16.7%
Aaron’s	1,400	$36
Aeropostale *	26,200	566
American Public Education * (A)	45,214	1,718
Ameristar Casinos	1,600	30
ANN *	28,500	816
Arctic Cat *	4,300	184
Bally Technologies *	21,400	1,000
Big Lots *	1,300	56
BJ’s Restaurants * (A)	26,686	1,344
Bravo Brio Restaurant Group *	26,075	520
Bridgepoint Education * (A)	13,200	327
Brinker International (A)	22,637	624
Capella Education *	1,063	38
Cato, Cl A	6,406	177
CROCS *	52,125	1,090
Dana Holding	30,600	474
Denny’s *	46,800	189
Dick’s Sporting Goods	29,698	1,428
Domino’s Pizza	18,700	679
DSW, Cl A	2,400	131
Ethan Allen Interiors (A)	15,400	390
Express *	25,200	630
Finish Line, Cl A	21,500	456
Francesca’s Holdings * (A)	53,558	1,693
Gentex (A)	15,200	373
Grand Canyon Education *	9,985	177
Hibbett Sports * (A)	23,190	1,265
HomeAway * (A)	21,700	550
HSN	6,645	253
ITT Educational Services * (A)	4,500	298
Krispy Kreme Doughnuts *	21,400	156
Life Time Fitness * (A)	44,543	2,253
Live Nation *	83,186	782
Liz Claiborne *	110,000	1,470
LKQ *	17,789	554
Lumber Liquidators Holdings * (A)	36,100	906
Modine Manufacturing *	6,100	54
Monro Muffler (A)	2,150	89
Morgans Hotel Group *	90,908	450
National CineMedia	176,116	2,694
Orient-Express Hotels, Cl A *	59,965	611
Oxford Industries (A)	23,700	1,204
Pandora Media * (A)	36,350	371
Panera Bread, Cl A *	3,853	620
Papa John’s International *	6,300	237
Peet’s Coffee & Tea * (A)	2,500	184
PetMed Express (A)	15,700	194
Pier 1 Imports	27,939	508
Pinnacle Entertainment *	106,475	1,225
Pool (A)	3,500	131
Quiksilver *	301,212	1,217
ReachLocal *	48,500	346
Red Robin Gourmet Burgers *	6,126	228
Saks * (A)	166,895	1,938
Scientific Games, Cl A *	22,866	267
Select Comfort * (A)	48,810	1,581
Shuffle Master *	31,775	559
Shutterfly * (A)	19,436	609

Description	Shares	Market Value ($ Thousands)
Sinclair Broadcast Group, Cl A	8,600	$95
Six Flags Entertainment	9,200	430
Skullcandy * (A)	95,403	1,510
SodaStream International * (A)	20,461	689
Sotheby’s	18,700	736
Strayer Education (A)	2,500	236
Sturm Ruger (A)	34,920	1,715
Teavana Holdings * (A)	31,465	621
Tempur-Pedic International *	8,545	722
Tenneco *	18,223	677
Tesla Motors * (A)	24,571	915
Titan International (A)	24,500	579
Tractor Supply	6,200	562
True Religion Apparel	60,328	1,653
Ulta Salon Cosmetics & Fragrance	18,755	1,742
Universal Technical Institute	3,300	43
Vail Resorts (A)	8,500	368
Valassis Communications * (A)	6,600	152
Vera Bradley * (A)	37,475	1,131
WABCO Holdings *	11,730	709
Warnaco Group * (A)	4,806	281
Zumiez * (A)	88,249	3,187

		57,703

Consumer Staples — 1.7%
B&G Foods, Cl A (A)	23,300	524
Casey’s General Stores (A)	7,371	409
Chefs’ Warehouse Holdings * (A)	23,290	539
Coca-Cola Bottling Consolidated	2,500	157
Darling International *	3,700	64
Diamond Foods (A)	865	20
Fresh Market * (A)	16,600	796
J&J Snack Foods	7,600	399
Lancaster Colony (A)	21,727	1,444
Medifast * (A)	14,267	249
Nu Skin Enterprises, Cl A (A)	19,000	1,100
Rite Aid *	230,900	402
United Natural Foods *	690	32

		6,135

Energy — 8.3%
ATP Oil & Gas * (A)	36,000	265
Berry Petroleum, Cl A	1,646	78
Callon Petroleum *	18,300	115
CARBO Ceramics (A)	3,800	401
Carrizo Oil & Gas * (A)	41,061	1,160
Cheniere Energy * (A)	2,400	36
Clayton Williams Energy * (A)	2,000	159
Comstock Resources * (A)	117,047	1,853
Contango Oil & Gas *	4,300	253
Crosstex Energy	9,300	132
CVR Energy *	11,100	297
Dawson Geophysical *	4,000	137
Dresser-Rand Group *	27,533	1,277
Dril-Quip *	24,040	1,563
Energy XXI Bermuda (A)	13,452	486
Global Geophysical Services *	35,827	380
Golar LNG	7,900	301
Goodrich Petroleum * (A)	104,317	1,984
Gulfmark Offshore, Cl A *	8,900	409
Key Energy Services *	4,395	68
KiOR, Cl A *	3,239	43

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Laredo Petroleum Holdings *	17,200	$403
Lone Pine Resources *	57,800	376
Lufkin Industries	799	64
Magnum Hunter Resources * (A)	115,400	740
Matador Resources *	37,450	410
Matrix Service *	13,900	195
Newpark Resources *	33,200	272
Oasis Petroleum * (A)	56,910	1,755
Oceaneering International	12,220	658
Oil States International *	7,120	556
Patriot Coal * (A)	69,900	436
Petroleum Development *	20,900	775
Petroquest Energy * (A)	22,700	139
Pioneer Drilling *	22,691	200
Quicksilver Resources * (A)	208,086	1,049
Resolute Energy * (A)	21,210	241
Rosetta Resources * (A)	24,870	1,213
Scorpio Tankers *	102,293	722
SM Energy	7,480	529
Stone Energy *	24,500	700
Superior Energy Services *	47,019	1,239
Targa Resources	29,310	1,332
Tesco (A)	70,344	998
Tetra Technologies *	5,400	51
Triangle Petroleum * (A)	6,900	48
Vaalco Energy * (A)	70,260	664
W&T Offshore (A)	21,700	457
Western Refining	2,600	49
Willbros Group *	14,700	48
World Fuel Services (A)	39,597	1,624

		29,340

Financials — 7.1%
Advance America Cash Advance Centers	900	10
Affiliated Managers Group *	13,030	1,457
Alexander’s † (A)	600	236
American Assets Trust †	3,000	68
American Campus Communities † (A)	5,600	250
Amtrust Financial Services (A)	13,900	374
BRE Properties, Cl A †	7,800	394
CapitalSource	100,111	661
Cardtronics *	25,785	677
Cash America International	985	47
Cohen & Steers (A)	18,000	574
DFC Global * (A)	5,374	101
Douglas Emmett †	24,400	557
Eaton Vance (A)	26,346	753
Encore Capital Group *	35,075	791
Equity Lifestyle Properties †	3,838	268
Extra Space Storage †	8,700	250
Ezcorp, Cl A *	4,800	156
Financial Engines * (A)	81,148	1,814
First Cash Financial Services *	1,028	44
First Financial Bankshares (A)	1,300	46
FXCM, Cl A	19,400	252
Greenhill (A)	8,100	354
Home Properties † (A)	13,500	824
IBERIABANK	10,330	552
Investors Real Estate Trust † (A)	14,800	114

Description	Shares	Market Value ($ Thousands)
Jones Lang LaSalle (A)	14,373	$1,197
Kilroy Realty † (A)	9,100	424
LPL Investment Holdings (A)	31,398	1,191
MarketAxess Holdings	29,447	1,098
MGIC Investment * (A)	237,475	1,178
Mid-America Apartment Communities †	7,901	530
MSCI, Cl A *	30,505	1,123
Netspend Holdings *	6,913	54
Omega Healthcare Investors † (A)	15,300	325
PennantPark Investment	73,644	766
Potlatch †	6,523	204
Signature Bank NY *	21,823	1,376
Stifel Financial *	29,670	1,123
SVB Financial Group * (A)	8,059	518
Tanger Factory Outlet Centers †	15,900	473
Titanium Asset Management PIPE * (B) (C)	140,900	116
Value Creation * (B) (C)	145,600	109
WisdomTree Investments *	148,975	1,247
World Acceptance * (A)	5,100	312

		24,988

Health Care — 18.4%
ABIOMED * (A)	74,650	1,656
Acadia Healthcare * (A)	51,941	847
Achillion Pharmaceuticals * (A)	88,534	848
Acorda Therapeutics *	13,000	345
Aegerion Pharmaceuticals *	27,100	375
Akorn * (A)	51,573	603
Align Technology *	29,657	817
Alkermes * (A)	6,000	111
Amarin ADR * (A)	70,960	803
AMERIGROUP *	12,600	848
Amylin Pharmaceuticals *	2,920	73
Ariad Pharmaceuticals * (A)	200,908	3,205
Arqule *	27,490	193
Arthrocare *	8,800	236
athenahealth * (A)	23,992	1,778
AVEO Pharmaceuticals *	37,480	465
BioMarin Pharmaceuticals * (A)	16,874	578
Bruker BioSciences *	44,100	675
Catalyst Health Solutions * (A)	12,390	789
Centene *	23,785	1,165
Cepheid * (A)	19,165	802
Chemed (A)	6,092	382
Computer Programs & Systems	7,800	441
Cubist Pharmaceuticals * (A)	44,143	1,909
Cyberonics *	1,724	66
DexCom *	3,927	41
DynaVox, Cl A *	65,247	201
Emergent Biosolutions *	52,636	842
Emeritus * (A)	44,100	779
Endologix *	29,785	436
Ensign Group	6,800	185
Fluidigm * (A)	32,904	517
Gen-Probe *	12,718	845
Haemonetics *	12,358	861
Halozyme Therapeutics *	60,600	773
Hansen Medical * (A)	68,100	204
Health Net *	22,500	894

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
HeartWare International * (A)	9,074	$596
Hill-Rom Holdings	9,100	304
Hi-Tech Pharmacal *	11,774	423
HMS Holdings *	30,102	939
ICU Medical *	1,195	59
Idenix Pharmaceuticals * (A)	14,100	138
Immunogen * (A)	18,000	259
Impax Laboratories *	23,500	577
Imris *	108,557	356
Incyte * (A)	39,978	772
Insulet * (A)	63,225	1,210
IPC The Hospitalist *	19,475	719
Ironwood Pharmaceuticals, Cl A * (A)	22,930	305
ISTA Pharmaceuticals * (A)	67,300	606
Jazz Pharmaceuticals * (A)	18,000	873
Keryx Biopharmaceuticals * (A)	8,835	44
MAKO Surgical * (A)	12,200	514
MAP Pharmaceuticals *	21,157	304
Masimo *	58,638	1,371
Medicines *	21,700	436
Medivation *	6,374	476
Mednax *	12,984	966
MELA Sciences * (A)	42,600	190
Momenta Pharmaceuticals * (A)	22,400	343
MWI Veterinary Supply *	9,241	813
Myriad Genetics *	61,249	1,449
Navidea Biopharmaceuticals * (A)	64,500	212
Nektar Therapeutics * (A)	53,000	420
Neurocrine Biosciences *	38,700	308
NPS Pharmaceuticals *	7,527	52
NxStage Medical * (A)	28,620	552
Omnicare (A)	25,685	913
Omnicell *	60,877	926
Onyx Pharmaceuticals *	15,800	595
Optimer Pharmaceuticals * (A)	16,810	234
OraSure Technologies *	55,951	643
Pain Therapeutics * (A)	8,400	30
Parexel International *	16,600	448
PDL BioPharma (A)	45,400	288
Pharmacyclics * (A)	20,830	578
PSS World Medical * (A)	53,194	1,348
Questcor Pharmaceuticals * (A)	58,400	2,197
Quidel * (A)	52,943	973
Sagent Pharmaceuticals * (A)	26,900	481
Salix Pharmaceuticals *	13,329	700
Sangamo Biosciences *	7,439	36
Seattle Genetics * (A)	34,524	704
Sirona Dental Systems *	15,367	792
Spectranetics *	4,222	44
Spectrum Pharmaceuticals * (A)	40,178	507
Sunrise Senior Living * (A)	60,400	382
SXC Health Solutions *	10,630	797
Syneron Medical *	70,109	752
Targacept *	6,800	35
Techne	13,100	918
Theravance * (A)	10,300	201
Thoratec *	13,850	467
Threshold Pharmaceuticals *	45,188	398
Tornier BV * (A)	32,363	832
Trius Therapeutics *	5,387	29

Description	Shares	Market Value ($ Thousands)
Unilife * (A)	150,100	$609
Vical *	20,200	69
Viropharma * (A)	11,700	352
Vivus *	11,600	259
Volcano *	21,095	598
WellCare Health Plans *	17,717	1,273
Zoll Medical *	8,200	760

		64,342

Industrials — 17.7%
Acacia Research - Acacia Technologies *	38,456	1,605
Actuant, Cl A	25,774	747
Acuity Brands	27,800	1,747
Advisory Board *	2,598	230
Alaska Air Group *	600	22
Albany International, Cl A	2,900	67
Allegiant Travel, Cl A * (A)	10,500	572
Ametek	11,950	580
Applied Industrial Technologies	18,300	753
Armstrong World Industries (A)	18,765	915
Avis Budget Group * (A)	79,800	1,129
AZZ	900	46
BE Aerospace *	2,272	106
Beacon Roofing Supply * (A)	5,300	136
Belden	10,300	390
Brink’s	1,400	33
Carlisle	15,500	774
Cascade	900	45
Celadon Group	56,063	872
Ceradyne	10,700	348
Chart Industries *	3,001	220
Clarcor	3,600	177
Clean Harbors *	11,000	741
Colfax *	15,700	553
Consolidated Graphics *	4,400	199
Copa Holdings, Cl A	12,249	970
Corporate Executive Board	2,400	103
CoStar Group * (A)	41,796	2,886
Cubic	11,840	560
Dollar Thrifty Automotive Group *	5,300	429
Dycom Industries *	31,608	738
Dynamic Materials	33,655	710
EnerSys *	1,883	65
Exponent *	6,600	320
Forward Air	4,100	150
Gardner Denver	21,441	1,351
General Cable *	4,500	131
Genesee & Wyoming, Cl A *	15,394	840
Graco	10,300	547
GrafTech International *	60,010	717
Greenbrier *	30,150	597
Heico, Cl A	33,326	1,338
HEICO (A)	14,675	757
Heidrick & Struggles International	1,800	40
Hexcel *	30,731	738
Huron Consulting Group *	2,700	101
IDEX	16,610	700
IHS, Cl A *	7,165	671
InnerWorkings * (A)	47,175	549

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Insperity	5,400	$165
Interface, Cl A	39,060	545
Kaman (A)	1,800	61
Kelly Services, Cl A	600	10
Keyw Holding * (A)	37,030	287
Kirby *	12,280	808
Knoll	2,500	42
Landstar System	28,549	1,648
Lincoln Electric Holdings	13,340	605
Lindsay	1,000	66
Marten Transport	32,900	726
Middleby *	16,470	1,666
Mistras Group *	26,900	641
Mobile Mini * (A)	41,649	880
Mueller Industries	3,500	159
MYR Group * (A)	2,400	43
Navigant Consulting *	6,532	91
Navistar International *	1,771	72
Old Dominion Freight Line *	22,393	1,067
Pacer International *	9,100	58
Polypore International * (A)	58,645	2,062
Proto Labs *	6,100	208
Raven Industries	7,572	462
RBC Bearings *	17,134	790
Resources Connection	55,676	782
Rexnord *	18,000	380
Robbins & Myers	12,563	654
Rollins	22,600	481
RPX *	33,460	567
Rush Enterprises, Cl A *	49,509	1,051
Sauer-Danfoss	20,900	982
Simpson Manufacturing	36,730	1,185
Standard Parking *	53,453	1,096
Steelcase, Cl A (A)	14,200	136
Sun Hydraulics	20,700	541
SYKES Enterprises *	2,400	38
Tennant (A)	753	33
Thermon Group Holdings *	18,830	385
Titan Machinery * (A)	26,600	750
TransDigm Group *	6,170	714
Trex * (A)	25,200	808
Trimas *	4,000	90
TrueBlue *	55,195	987
United Rentals * (A)	38,067	1,633
US Ecology	5,457	119
UTI Worldwide	3,088	53
Valmont Industries	5,745	675
Vitran *	51,941	415
Wabash National * (A)	104,888	1,086
Wabtec	27,714	2,089
Watsco	9,900	733
Werner Enterprises (A)	5,500	137
WESCO International * (A)	17,058	1,114

		61,891

Information Technology — 23.9%
ACI Worldwide *	4,300	173
Acme Packet * (A)	45,750	1,259
Advent Software * (A)	29,957	767
Amtech Systems * (A)	19,300	161
Ancestry.com * (A)	45,467	1,034
Aruba Networks * (A)	108,970	2,428

Description	Shares	Market Value ($ Thousands)
Aspen Technology *	67,720	$1,390
Atmel * (A)	86,139	849
Bazaarvoice *	39,952	794
Brightpoint *	4,900	39
BroadSoft * (A)	52,011	1,989
Cadence Design Systems * (A)	70,560	835
Cavium * (A)	49,655	1,536
Ceva * (A)	32,556	739
Ciena *	20,810	337
Cognex (A)	1,200	51
CommVault Systems *	17,957	891
Concur Technologies * (A)	12,900	740
Constant Contact * (A)	33,105	986
Cornerstone OnDemand *	66,742	1,458
Cree * (A)	2,289	73
Cymer *	13,000	650
DealerTrack Holdings *	60,250	1,823
Demandware *	5,900	176
Dice Holdings * (A)	27,614	258
Diodes *	4,403	102
DTS * (A)	35,925	1,086
Entegris *	152,990	1,429
Envestnet *	83,480	1,045
Euronet Worldwide *	64,655	1,351
ExactTarget *	23,962	623
ExlService Holdings *	4,308	118
Fairchild Semiconductor International *	39,813	585
FARO Technologies *	8,125	474
FEI *	14,028	689
Finisar * (A)	2,290	46
Forrester Research	5,404	175
Fortinet *	41,960	1,160
Fusion-io * (A)	15,460	439
Gartner *	38,503	1,642
Glu Mobile * (A)	130,000	631
GT Advanced Technologies * (A)	58,400	483
Heartland Payment Systems	13,400	386
Hittite Microwave *	22,455	1,220
Immersion *	6,289	34
Informatica *	1,640	87
Inphi * (A)	118,135	1,675
Interactive Intelligence Group * (A)	4,349	133
Internap Network Services *	8,079	59
International Rectifier *	58,658	1,353
IPG Photonics *	20,400	1,062
Jack Henry & Associates	43,360	1,479
Kemet *	33,900	317
Kenexa *	6,592	206
Lattice Semiconductor *	64,800	417
Lender Processing Services	50,450	1,312
Limelight Networks * (A)	16,900	56
Liquidity Services *	13,700	614
Littelfuse	1,100	69
LivePerson *	8,900	149
LogMein * (A)	—	—
LTX-Credence *	39,366	283
Manhattan Associates *	19,900	946
MAXIMUS	23,600	960
Maxwell Technologies * (A)	2,423	44
Measurement Specialties *	43,584	1,469

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Mellanox Technologies * (A)	50,494	$2,111
Micrel (A)	20,600	211
Micros Systems *	13,385	740
MicroStrategy, Cl A *	1,139	160
Mindspeed Technologies * (A)	12,326	79
Mitek Systems * (A)	46,041	534
Monolithic Power Systems *	5,900	116
Monotype Imaging Holdings *	7,000	104
MTS Systems	4,800	255
Netgear * (A)	18,490	706
Netscout Systems *	10,800	220
NetSuite * (A)	12,800	644
NIC (A)	58,000	703
Nuance Communications * (A)	20,400	522
ON Semiconductor *	78,385	706
OpenTable * (A)	8,300	336
Oplink Communications *	2,800	48
Opnet Technologies (A)	8,482	246
Parametric Technology *	29,265	818
Plantronics	8,500	342
Plexus *	4,000	140
PROS Holdings *	45,364	848
QLIK Technologies * (A)	60,843	1,947
Quantum *	48,221	127
Rackspace Hosting * (A)	12,300	711
RealPage * (A)	75,536	1,448
Riverbed Technology *	21,100	593
Rogers *	1,202	46
Rosetta Stone *	57,184	590
Sapient	13,400	167
Semtech *	26,420	752
ServiceSource International * (A)	132,728	2,055
ShoreTel *	32,000	182
Silicon Graphics International * (A)	3,000	29
SolarWinds * (A)	37,406	1,446
Solera Holdings	22,910	1,051
Sonus Networks *	61,474	178
Sourcefire * (A)	17,475	841
SS&C Technologies Holdings *	59,189	1,381
Sycamore Networks * (A)	77,878	1,382
Synaptics * (A)	17,700	646
Synchronoss Technologies *	17,300	552
Take-Two Interactive Software * (A)	26,300	405
Taleo, Cl A *	5,200	239
TeleNav *	24,300	171
TeleTech Holdings *	10,247	165
Teradyne * (A)	84,135	1,421
TIBCO Software *	41,260	1,258
Tivo *	3,897	47
Travelzoo * (A)	14,000	322
Tyler Technologies *	36,583	1,405
Ultratech *	5,700	165
Unisys *	4,200	83
Veeco Instruments * (A)	1,300	37
VeriFone Holdings * (A)	7,870	408
VirnetX Holding * (A)	15,700	376
VistaPrint * (A)	63,345	2,448
Wright Express *	1,012	65

		83,572

Description	Shares	Market Value ($ Thousands)

Materials — 3.0%
AK Steel Holding (A)	13,700	$104
Balchem	300	9
Buckeye Technologies	9,600	326
Globe Specialty Metals	81,703	1,215
Golden Star Resources *	58,500	109
Haynes International	22,275	1,411
Hecla Mining (A)	37,700	174
Horsehead Holding *	123,705	1,409
Innophos Holdings	19,100	957
Innospec *	40,100	1,218
Kaiser Aluminum	1,201	57
Kraton Performance Polymers *	2,281	61
LSB Industries *	34,241	1,333
NewMarket	3,928	736
Noranda Aluminum Holding	33,000	329
PolyOne	37,020	533
Schulman A	3,200	87
Solutia	20,450	571
TPC Group *	4,200	186

		10,825

Telecommunication Services — 0.3%
Boingo Wireless *	79,300	959
IDT, Cl B	20,200	189

		1,148

Utilities — 0.0%
Genie Energy, Cl B	12,800	124

Total Common Stock (Cost $309,252) ($ Thousands)		340,068

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Growth Index Fund	4,605	439

Total Exchange Traded Fund (Cost $420) ($ Thousands)		439

	Number of Warrants
WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	11,920	—
Rentech Expires 04/25/12 * (B) (C)	19,400	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 35.9%
SEI Liquidity Fund, L.P. 0.180%**†† (D)	128,952,947	125,598

Total Affiliated Partnership (Cost $128,953) ($ Thousands)		125,598

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	12,516,326	$12,516

Total Cash Equivalent (Cost $12,516) ($ Thousands)		12,516

U.S. TREASURY OBLIGATIONS (E) (F) — 0.3%
U.S. Treasury Bills
0.050%, 09/20/12	$831	831
0.024%, 06/28/12	393	393

Total U.S. Treasury Obligations (Cost $1,224) ($ Thousands)		1,224

Total Investments — 137.0% (Cost $452,365) ($ Thousands)		$479,845

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	96	Jun-2012	$336

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $350,193 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This Security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $125,215 ($ Thousands).
(B)	Securities considered illiquid and restricted. The total market value of such securities as of March 31, 2012 was $225 ($ Thousands) and represented 0.06% of Net Assets.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $225 ($ Thousands) and represented 0.06% of Net Assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2012 was $125,598 ($ Thousands).
(E)	Security, or portion thereof has been pledged as collateral on open futures contracts.
(F)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$339,843	$—	$225	$340,068
Exchange Traded Fund	439	—	—	439
Warrants	—	—	—	—
U.S. Treasury Obligations	—	1,224	—	1,224
Affiliated Partnership	—	125,598	—	125,598
Cash Equivalent	12,516	—	—	12,516

Total Investments in Securities	$352,798	$126,822	$225	$479,845

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$336	$—	$—	$336

Total Other Financial Instruments	$336	$—	$—	$336

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2011	$252
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(27)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of March 31, 2012	$225

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(27)

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.9%

Consumer Discretionary — 15.6%
Aaron’s	2,100	$54
Abercrombie & Fitch, Cl A	2,943	146
Aeropostale *	2,250	49
AFC Enterprises *	41,528	704
American Axle & Manufacturing Holdings *	3,600	42
American Eagle Outfitters	38,613	664
American Greetings, Cl A	18,000	276
American Public Education *	8,436	321
America’s Car-Mart *	1,300	57
Amerigon *	3,300	53
Ameristar Casinos	1,300	24
ANN *	18,483	529
Arbitron	800	30
Asbury Automotive Group *	2,900	78
Ascena Retail Group *	16,350	725
Ascent Media, Cl A *	1,500	71
Autoliv	9,302	624
Autonation * (A)	1,905	65
Bally Technologies *	3,100	145
Barnes & Noble *	2,584	34
Belo, Cl A	33,867	243
Big Lots *	14,500	624
Biglari Holdings *	90	36
BJ’s Restaurants *	10,130	510
Bob Evans Farms	1,700	64
Boyd Gaming *	3,600	28
Brinker International	15,400	424
Brown Shoe	2,700	25
Brunswick	13,150	339
Buffalo Wild Wings *	11,401	1,034
Cabela’s *	1,900	73
Callaway Golf	29,978	203
Capella Education *	700	25
Carmax *	7,506	260
Carter’s *	2,200	110
Cato, Cl A	9,700	268
Central European Media Enterprises, Cl A *	700	5
Cheesecake Factory * (A)	15,310	450
Chico’s FAS	31,055	469
Childrens Place Retail Stores *	7,220	373
Coinstar *	1,200	76
Columbia Sportswear	500	24
Cooper Tire & Rubber	42,456	646
Core-Mark Holding	7,616	312
Cracker Barrel Old Country Store	600	34
CROCS *	900	19
Dana Holding	35,510	550
Deckers Outdoor *	4,500	284
DeVry	1,000	34
Dick’s Sporting Goods	28,300	1,361
Digital Generation *	800	8
Dillard’s, Cl A	3,400	214
DineEquity *	800	40
Domino’s Pizza	1,600	58
DR Horton	46,850	711
DreamWorks Animation SKG, Cl A *	600	11

Description	Shares	Market Value ($ Thousands)
DSW, Cl A	24,269	$1,329
Dunkin’ Brands Group	1,393	42
Ethan Allen Interiors	9,964	252
Exide Technologies *	2,925	9
Express *	24,130	603
Foot Locker	2,900	90
Fossil *	1,503	198
Francesca’s Holdings *	17,354	549
GameStop, Cl A (A)	12,600	275
Gannett	18,400	282
Gentex	2,600	64
GNC Holdings, Cl A	20,120	702
Goodyear Tire & Rubber *	6,100	68
Grand Canyon Education *	7,170	127
Group 1 Automotive	1,724	97
Guess?	1,400	44
H&R Block	14,400	237
Hanesbrands *	20,860	616
Harley-Davidson	6,915	340
Harman International Industries	1,600	75
Harte-Hanks	1,800	16
Hasbro	11,397	418
Helen of Troy *	2,400	82
hhgregg * (A)	12,039	137
Hibbett Sports * (A)	17,570	958
Hillenbrand	2,500	57
HOT Topic	4,814	49
Iconix Brand Group *	1,300	23
Insight Enterprises *	9,500	208
International Game Technology	10,228	172
International Speedway, Cl A	6,065	168
Interpublic Group	41,142	469
iRobot *	1,700	46
Isle of Capri Casinos *	3,300	23
ITT Educational Services * (A)	700	46
Jakks Pacific	12,500	218
Jarden	2,100	84
John Wiley & Sons, Cl A	900	43
Jones Group	21,722	273
JOS A Bank Clothiers *	1,000	50
Journal Communications, Cl A *	39,400	222
K12 *	1,000	24
KB Home (A)	9,261	82
Lamar Advertising, Cl A *	20,900	677
Leapfrog Enterprises *	16,400	137
Lear	4,742	220
Leggett & Platt	2,000	46
Lennar, Cl A (A)	16,690	454
Liberty Media - Capital, Cl A	528	46
Life Time Fitness *	14,015	709
Lincoln Educational Services	8,900	70
Lions Gate Entertainment *	10,321	144
Live Nation *	5,200	49
LKQ *	16,205	505
Madison Square Garden, Cl A *	1,900	65
Matthews International, Cl A	21,656	685
MDC Holdings	2,000	52
Men’s Wearhouse	21,578	837
Meredith (A)	16,230	527
Meritage Homes *	10,820	293
Modine Manufacturing *	2,100	19
Mohawk Industries *	1,400	93

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Monro Muffler	1,600	$66
Morningstar	300	19
National CineMedia	31,723	485
National Presto Industries	100	8
New York Times, Cl A *	14,227	97
Newell Rubbermaid	41,755	744
NVR *	100	73
Office Depot *	11,200	39
OfficeMax *	6,223	36
O’Reilly Automotive *	3,760	344
Orient-Express Hotels, Cl A *	46,786	477
Oxford Industries	1,400	71
Pandora Media * (A)	—	—
Panera Bread, Cl A *	3,535	569
Peet’s Coffee & Tea *	1,000	74
Penn National Gaming *	1,300	56
Penske Auto Group	1,800	44
PEP Boys-Manny Moe & Jack	3,200	48
PetSmart	2,309	132
PF Chang’s China Bistro	400	16
Pier 1 Imports	70,390	1,280
Pinnacle Entertainment *	40,505	466
Polaris Industries	1,000	72
Pool	2,100	79
Pulte Homes *	78,358	693
PVH	1,100	98
RadioShack (A)	17,600	109
Red Robin Gourmet Burgers *	6,030	224
Regal Entertainment Group, Cl A	1,592	22
Regis	47,983	884
Rent-A-Center	15,050	568
Royal Caribbean Cruises	10,797	318
Ruby Tuesday *	24,600	225
Rue21 *	16,090	472
Ryland Group	2,100	40
Saks *	3,587	42
Sally Beauty Holdings *	28,250	701
Sauer-Danfoss	6,140	289
Scholastic	4,931	174
School Specialty *	14,116	50
Scientific Games, Cl A *	19,972	233
Scripps Networks Interactive, Cl A	7,241	353
Select Comfort *	23,130	749
Service International	6,700	76
Shutterfly * (A)	16,980	532
Signet Jewelers	3,000	142
Sinclair Broadcast Group, Cl A	18,100	200
Skechers U.S.A., Cl A *	7,869	100
Skullcandy * (A)	16,510	261
Snap-on	800	49
Sotheby’s	8,270	325
Stage Stores	17,500	284
Standard-Pacific *	4,600	21
Steven Madden *	9,015	385
Stewart Enterprises, Cl A	2,900	18
Strayer Education	200	19
Tempur-Pedic International * (A)	25,819	2,180
Tenneco *	13,370	497
Thor Industries	700	22
Toll Brothers *	2,600	62
Tractor Supply	5,765	522

Description	Shares	Market Value ($ Thousands)
TripAdvisor *	14,100	$503
True Religion Apparel	2,200	60
TRW Automotive Holdings *	3,951	184
Tupperware Brands	1,200	76
Ulta Salon Cosmetics & Fragrance	6,335	588
Under Armour, Cl A *	600	56
Universal Technical Institute	492	7
Urban Outfitters *	21,575	628
Vail Resorts	1,000	43
Valassis Communications *	1,800	41
Vera Bradley * (A)	7,160	216
WABCO Holdings *	1,500	91
Warnaco Group *	700	41
Weight Watchers International (A)	700	54
Whirlpool	5,900	453
Williams-Sonoma	1,200	45
WMS Industries * (A)	44,704	1,061
Wolverine World Wide	700	26
World Wrestling Entertainment, Cl A	900	8
Wyndham Worldwide	4,822	224
Zumiez *	12,990	469

		52,239

Consumer Staples — 3.2%
B&G Foods, Cl A	2,800	63
Boston Beer, Cl A * (A)	800	86
Cal-Maine Foods	1,100	42
Casey’s General Stores	6,191	343
Central European Distribution *	1,200	6
Central Garden and Pet, Cl A *	19,092	184
Central Garden and Pet *	11,883	112
Chefs’ Warehouse Holdings *	17,155	397
Chiquita Brands International *	5,191	46
Church & Dwight	3,650	180
Constellation Brands, Cl A *	19,760	466
Corn Products International	9,454	545
Darling International *	2,400	42
Dean Foods *	5,300	64
Diamond Foods (A)	1,500	34
Dole Food * (A)	20,336	203
Elizabeth Arden *	12,640	442
Energizer Holdings *	1,900	141
Flowers Foods	3,000	61
Fresh Del Monte Produce	10,000	228
Green Mountain Coffee Roasters *	12,200	571
Hain Celestial Group *	1,700	75
Herbalife	15,197	1,046
J&J Snack Foods	7,915	415
JM Smucker	3,812	310
Kroger	16,272	394
Lancaster Colony	1,200	80
Molson Coors Brewing, Cl B	9,169	415
Monster Beverage *	4,032	250
Nash Finch	1,000	29
Nu Skin Enterprises, Cl A	900	52
Omega Protein *	23,400	178
Pantry *	16,126	210
Post Holdings *	500	17
Prestige Brands Holdings *	5,505	96

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Ralcorp Holdings *	1,000	$74
Safeway	24,500	495
Sanderson Farms	4,730	251
Schiff Nutrition International *	2,200	27
Smithfield Foods *	14,758	325
Snyders-Lance	800	21
Spartan Stores	30,234	548
Spectrum Brands Holdings *	1,100	38
SUPERVALU (A)	17,700	101
SYSCO	11,252	336
TreeHouse Foods *	1,800	107
Universal	5,400	251
USANA Health Sciences *	400	15
Vector Group	3,197	57
WD-40	400	18
Weis Markets	5,100	222

		10,709

Energy — 5.6%
Amyris *	6,628	34
Arch Coal	2,167	23
ATP Oil & Gas * (A)	1,700	13
Atwood Oceanics *	13,200	593
Berry Petroleum, Cl A	21,649	1,020
Bill Barrett *	9,015	234
Bonanza Creek Energy *	16,080	351
Bristow Group	700	34
Cabot Oil & Gas	6,528	203
CARBO Ceramics (A)	400	42
Carrizo Oil & Gas *	16,200	458
Clean Energy Fuels * (A)	2,390	51
Cobalt International Energy *	3,124	94
Contango Oil & Gas *	500	29
Core Laboratories	1,389	183
CVR Energy *	2,700	72
Dresser-Rand Group *	1,300	60
Dril-Quip *	12,103	787
Energen	2,800	138
Energy XXI Bermuda	640	23
EQT	4,532	219
EXCO Resources (A)	3,300	22
Exterran Holdings *	1,510	20
Golar LNG	3,200	122
Goodrich Petroleum * (A)	22,207	422
Gulf Island Fabrication	1,700	50
Gulfmark Offshore, Cl A *	13,030	599
Helix Energy Solutions Group *	1,800	32
Helmerich & Payne	2,821	152
Hercules Offshore *	9,373	44
HollyFrontier	6,972	224
Hyperdynamics *	9,260	12
ION Geophysical *	42,740	276
Key Energy Services *	48,956	756
Kodiak Oil & Gas, Cl Lithuanian *	7,600	76
Lufkin Industries	4,050	327
Magnum Hunter Resources * (A)	45,435	291
Matador Resources *	27,590	302
McMoRan Exploration * (A)	5,900	63
Murphy Oil	4,595	259
Nabors Industries *	12,988	227
Newfield Exploration *	7,121	247
Newpark Resources *	31,795	260

Description	Shares	Market Value ($ Thousands)
Northern Oil And Gas *	13,300	$276
Oasis Petroleum *	14,520	448
Oceaneering International	11,010	593
Oil States International *	6,140	479
Overseas Shipholding Group (A)	1,426	18
Panhandle Oil and Gas, Cl A	600	18
Parker Drilling *	47,556	284
Patterson-UTI Energy	4,000	69
Penn Virginia	1,300	6
Pioneer Drilling *	1,400	12
Pioneer Natural Resources	4,364	487
Plains Exploration & Production *	4,433	189
Quicksilver Resources *	2,900	15
Range Resources	4,962	289
Resolute Energy *	15,630	178
Rex Energy *	37,030	396
RigNet *	519	9
Rosetta Resources *	13,410	654
Rowan *	3,071	101
SandRidge Energy *	10,700	84
SEACOR Holdings *	500	48
SM Energy	7,000	495
Stone Energy *	16,100	460
Superior Energy Services *	28,216	744
Swift Energy *	14,442	419
Tesoro *	23,300	625
Tidewater	6,960	376
USEC *	51,000	54
W&T Offshore	13,700	289
Western Refining	21,700	408
Whiting Petroleum *	11,650	633
Willbros Group *	1,500	5
World Fuel Services	1,200	49

		18,654

Financials — 17.2%
1st Source	2,900	71
Acadia Realty Trust †	1,500	34
Advance America Cash Advance Centers	8,400	88
Affiliated Managers Group *	5,581	624
Alexander’s †	100	39
Alexandria Real Estate Equities †	1,100	80
Alleghany *	240	79
Allied World Assurance Holdings	4,300	295
Allstate	15,569	512
Alterra Capital Holdings	24,010	552
American Assets Trust †	2,500	57
American Campus Communities †	1,000	45
American Capital *	8,900	77
American Capital Agency †	1,900	56
American Equity Investment Life Holding	4,000	51
American Financial Group	13,800	532
American National Insurance	700	51
Ameriprise Financial	7,451	426
Amerisafe *	1,639	41
Anworth Mortgage Asset †	31,500	207
Apartment Investment & Management, Cl A †	1,800	48
Apollo Commercial Real Estate Finance †	2,950	46

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Arch Capital Group *	900	$33
Ares Capital	13,829	226
Argo Group International Holdings	8,007	239
Arthur J. Gallagher	1,800	64
Ashford Hospitality Trust †	4,800	43
Aspen Insurance Holdings	8,500	237
Associated Banc-Corp	52,600	734
Associated Estates Realty †	3,300	54
Assured Guaranty	6,000	99
Axis Capital Holdings	900	30
Banco Latinoamericano de Exportaciones, Cl E	20,200	426
Bancorpsouth	9,351	126
Bank of Hawaii	900	44
Bank of the Ozarks	14,285	447
Berkshire Hills Bancorp	16,395	376
BioMed Realty Trust †	30,610	581
BlackRock Kelso Capital	2,400	24
Boston Private Financial Holdings	19,215	190
Brandywine Realty Trust †	61,355	704
BRE Properties, Cl A †	1,000	51
Brookline Bancorp	1,200	11
Brown & Brown	1,000	24
Camden Property Trust †	600	39
Capstead Mortgage †	1,900	25
Cardinal Financial	15,212	172
Cardtronics *	25,636	673
Cathay General Bancorp	2,100	37
CBL & Associates Properties †	41,931	793
Chemical Financial	10,100	237
Chesapeake Lodging Trust †	19,345	348
Chimera Investment †	70,826	200
City National	500	26
CNA Financial	12,400	364
CNO Financial Group *	55,868	435
CoBiz Financial	44,220	313
Colonial Properties Trust †	4,500	98
Comerica	13,010	421
Commerce Bancshares	1,603	65
CommonWealth †	13,100	244
Community Trust Bancorp	10,100	324
Coresite Realty †	31,075	733
Cousins Properties †	14,402	109
CubeSmart †	3,500	42
CVB Financial (A)	43,960	516
CYS Investments †	4,400	58
DCT Industrial Trust †	9,100	54
DDR †	2,300	34
Delphi Financial Group, Cl A	1,100	49
DFC Global *	2,400	45
Digital Realty Trust † (A)	7,971	590
Dime Community Bancshares	12,200	178
Douglas Emmett †	1,400	32
Duke Realty †	6,624	95
E*Trade Financial *	19,401	212
Eagle Bancorp *	24,365	408
East West Bancorp	24,295	561
EastGroup Properties †	2,100	106
Education Realty Trust †	70,652	766
Employers Holdings	23,504	416

Description	Shares	Market Value ($ Thousands)
Endurance Specialty Holdings	17,549	$713
Enstar Group *	400	40
Entertainment Properties Trust †	1,000	46
Equity Lifestyle Properties †	900	63
Equity One †	15,951	323
Erie Indemnity, Cl A	2,000	156
Essex Property Trust †	400	61
Evercore Partners, Cl A	700	20
Everest Re Group	4,400	407
Excel Trust †	34,991	423
Extra Space Storage †	2,600	75
FBL Financial Group, Cl A	2,500	84
Federal Realty Investment Trust †	500	48
Federated Investors, Cl B (A)	1,900	43
FelCor Lodging Trust * †	6,100	22
Fidelity National Financial, Cl A	3,700	67
Fifth Street Finance	11,008	107
Fifth Third Bancorp	39,081	549
First American Financial	3,200	53
First BanCorp *	1,660	7
First Cash Financial Services *	1,400	60
First Financial Bancorp	10,290	178
First Financial Bankshares	900	32
First Horizon National	41,873	435
First Industrial Realty Trust * †	4,500	56
First Midwest Bancorp	33,700	404
First Niagara Financial Group	8,420	83
First Potomac Realty Trust †	3,400	41
FirstMerit	18,586	313
Flagstone Reinsurance Holdings	6,300	50
Flushing Financial	1,600	22
FNB (Pennsylvania)	11,200	135
Forest City Enterprises, Cl A *	31,335	491
Franklin Street Properties †	5,100	54
Fulton Financial	4,400	46
GAMCO Investors, Cl A	400	20
Getty Realty †	3,100	48
GFI Group	37,700	142
Glimcher Realty Trust †	5,600	57
Government Properties Income Trust †	2,000	48
Green Dot, Cl A *	1,108	30
Greenlight Capital Re *	1,000	25
Hampton Roads Bankshares *	1,561	5
Hancock Holding	26,671	947
Hanover Insurance Group	13,210	543
Harleysville Group	5,446	314
Hatteras Financial †	1,900	53
HCC Insurance Holdings	1,700	53
Healthcare Realty Trust †	3,400	75
Hercules Technology Growth Capital	7,084	78
Hersha Hospitality Trust, Cl A †	4,600	25
Highwoods Properties †	14,545	485
Home Properties †	400	24
Horace Mann Educators	20,593	363
Hospitality Properties Trust †	21,600	572
Host Hotels & Resorts †	24,374	400
Huntington Bancshares	102,300	660
IBERIABANK	13,226	707
Independent Bank	800	23
Infinity Property & Casualty	5,937	311

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Inland Real Estate †	8,500	$75
Invesco Mortgage Capital †	2,400	42
Investors Real Estate Trust †	1,800	14
Janus Capital Group	1,700	15
Jefferies Group	2,676	50
Jones Lang LaSalle	470	39
KBW	700	13
Kemper	13,200	400
Kilroy Realty †	1,275	59
Knight Capital Group, Cl A *	56,213	723
LaSalle Hotel Properties †	15,460	435
Lexington Realty Trust †	63,034	567
Liberty Property Trust †	14,285	510
LTC Properties †	2,500	80
Macerich †	3,201	185
Mack-Cali Realty †	1,500	43
Manning & Napier, Cl A	8,500	125
Markel *	100	45
MarketAxess Holdings	4,077	152
MB Financial	2,400	50
MBIA *	5,600	55
MCG Capital	7,700	33
Meadowbrook Insurance Group	27,900	260
Medical Properties Trust †	5,500	51
Mercury General	500	22
MFA Financial †	85,099	636
Mid-America Apartment Communities †	12,290	824
Montpelier Re Holdings	18,100	350
Moody’s	17,519	738
MSCI, Cl A *	2,800	103
NASDAQ OMX Group	797	21
National Financial Partners *	23,545	356
National Health Investors †	800	39
National Penn Bancshares	20,351	180
National Retail Properties †	18,190	495
National Western Life Insurance, Cl A	200	27
Navigators Group *	800	38
NBT Bancorp	800	18
Nelnet, Cl A	932	24
Netspend Holdings *	19,060	148
Northfield Bancorp	800	11
Northwest Bancshares	4,100	52
Ocwen Financial *	4,200	66
Old National Bancorp	48,336	635
Old Republic International	4,000	42
Omega Healthcare Investors †	5,100	108
One Liberty Properties †	140	3
Oriental Financial Group	13,000	157
Oritani Financial	4,100	60
Pacific Capital Bancorp *	7,106	324
PacWest Bancorp	26,094	634
Park National	300	21
Parkway Properties †	16,600	174
PartnerRe	8,239	559
Pebblebrook Hotel Trust †	16,130	364
PennantPark Investment	4,200	44
Pennsylvania †	27,100	414
People’s United Financial	9,000	119
PHH *	1,000	15
Platinum Underwriters Holdings	10,017	366

Description	Shares	Market Value ($ Thousands)
Popular *	46,600	$96
Portfolio Recovery Associates *	400	29
Post Properties †	1,200	56
Principal Financial Group	7,000	207
PrivateBancorp, Cl A	8,400	127
ProAssurance	11,889	1,047
Prospect Capital	5,940	65
Prosperity Bancshares	11,875	544
Protective Life	1,100	33
Provident Financial Services	13,609	198
PS Business Parks †	800	52
RAIT Financial Trust †	13,999	70
Ramco-Gershenson Properties †	2,300	28
Raymond James Financial	1,500	55
Rayonier †	1,200	53
Realty Income †	1,400	54
Redwood Trust †	1,200	13
Regency Centers †	700	31
Regions Financial	49,700	328
Reinsurance Group of America, Cl A	12,758	759
RenaissanceRe Holdings	700	53
Resource Capital †	2,600	14
RLI	800	57
S&T Bancorp	5,000	108
Sabra Health Care REIT †	2,365	39
Safeguard Scientifics *	31,239	537
Sandy Spring Bancorp	21,132	384
Senior Housing Properties Trust †	3,100	68
Signature Bank NY *	10,312	650
Solar Capital	9,642	213
Sovran Self Storage †	1,800	90
StanCorp Financial Group	11,800	483
Starwood Property Trust †	2,300	48
Sterling Financial *	9,178	192
Stifel Financial *	11,990	454
Strategic Hotels & Resorts * †	50,600	333
Sun Communities †	1,400	61
Sunstone Hotel Investors * †	5,100	50
SunTrust Banks	11,718	283
Susquehanna Bancshares	48,689	481
SVB Financial Group *	600	39
SWS Group	39,800	228
Synovus Financial	69,010	141
Tanger Factory Outlet Centers †	2,000	59
Taubman Centers †	1,400	102
TCF Financial	33,746	401
Texas Capital Bancshares *	2,000	69
Tower Group	2,965	66
Trustmark	900	23
Two Harbors Investment †	4,900	50
UDR †	3,436	92
Umpqua Holdings	1,200	16
United Bankshares	4,300	124
United Fire Group	4,000	72
Unum Group	39,045	956
Validus Holdings	20,900	647
Valley National Bancorp	6,410	83
ViewPoint Financial Group	3,900	60
Waddell & Reed Financial, Cl A	900	29
Walter Investment Management	1,164	26
Washington Federal	1,500	25

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Washington Real Estate Investment Trust †	2,400	$71
Webster Financial	30,340	688
Weingarten Realty Investors †	1,600	42
WesBanco	12,800	258
Westamerica Bancorporation	900	43
Western Alliance Bancorp *	80,040	678
White Mountains Insurance Group	100	50
Willis Group Holdings	11,058	387
Wintrust Financial	600	22
World Acceptance *	800	49
WSFS Financial	400	16
Zions Bancorporation (A)	56,329	1,209

		57,779

Health Care — 10.4%
Abaxis *	1,600	47
Accuray *	4,734	33
Achillion Pharmaceuticals *	24,990	239
Affymax *	2,452	29
Affymetrix *	4,300	18
Air Methods *	600	52
Akorn *	37,991	445
Alere *	2,690	70
Algeta *	5,854	147
Align Technology *	3,800	105
Alkermes *	4,000	74
Allscripts Healthcare Solutions *	2,740	45
Amarin ADR *	14,745	167
Amedisys *	4,911	71
AMERIGROUP *	10,080	678
AmerisourceBergen	6,388	253
Amsurg *	11,659	326
Amylin Pharmaceuticals *	12,110	302
Ardea Biosciences *	10,439	227
Ariad Pharmaceuticals *	28,202	450
Arqule *	20,250	142
Arthrocare *	2,478	66
athenahealth *	1,600	119
AVEO Pharmaceuticals *	17,778	221
BioMarin Pharmaceuticals *	2,726	93
Bio-Reference Labs *	1,000	24
Brookdale Senior Living, Cl A *	1,700	32
Capital Senior Living *	200	2
CareFusion *	17,778	461
Catalyst Health Solutions *	15,100	962
Centene *	16,180	792
Cepheid *	13,190	552
Charles River Laboratories International *	700	25
Chemed	800	50
Community Health Systems *	2,037	45
Computer Programs & Systems	800	45
Conmed	15,670	468
Cooper	10,510	859
Covance *	1,500	72
Coventry Health Care	15,800	562
Cubist Pharmaceuticals *	2,000	87
Cyberonics *	19,067	727
DexCom *	3,400	35
Emergent Biosolutions *	1,200	19

Description	Shares	Market Value ($ Thousands)
Emeritus *	1,400	$25
Endo Pharmaceuticals Holdings * (A)	11,842	459
Enzon Pharmaceuticals *	2,600	18
Exelixis *	39,590	205
Gen-Probe *	10,460	695
Gentiva Health Services *	700	6
Geron *	8,900	15
Greatbatch *	28,350	695
Haemonetics *	800	56
Halozyme Therapeutics *	2,500	32
Health Management Associates, Cl A *	5,100	34
Health Net *	9,240	367
HealthSouth *	46,560	954
Healthways *	3,400	25
HeartWare International *	6,498	427
Hill-Rom Holdings	1,400	47
HMS Holdings *	22,240	694
Hologic *	24,490	528
Human Genome Sciences *	7,498	62
Humana	5,500	509
Idexx Laboratories *	1,000	87
Immunogen * (A)	23,510	338
Impax Laboratories *	2,000	49
Incyte * (A)	19,750	381
Insulet *	22,140	424
InterMune *	1,670	24
IPC The Hospitalist *	1,300	48
Ironwood Pharmaceuticals, Cl A *	38,345	510
Isis Pharmaceuticals *	3,300	29
Jazz Pharmaceuticals *	14,191	688
Kindred Healthcare *	3,321	29
LHC Group *	500	9
LifePoint Hospitals *	9,900	390
Lincare Holdings	1,800	47
Magellan Health Services *	9,870	482
MannKind *	9,300	23
MAP Pharmaceuticals *	13,260	190
Masimo *	1,600	37
MedAssets *	6,270	83
Medicis Pharmaceutical, Cl A	1,434	54
Mednax *	16,200	1,205
Meridian Bioscience	2,500	48
Merit Medical Systems *	3,125	39
Metropolitan Health Networks *	46,200	433
Mettler Toledo International *	500	93
MWI Veterinary Supply *	4,082	359
Myriad Genetics *	2,200	52
Nektar Therapeutics *	9,000	71
Neogen *	900	35
NPS Pharmaceuticals *	27,560	189
NuVasive *	1,300	22
NxStage Medical *	21,080	406
Obagi Medical Products *	1,600	21
Omnicare	3,200	114
Omnicell *	1,300	20
Onyx Pharmaceuticals *	9,810	370
Optimer Pharmaceuticals * (A)	12,390	172
Orthofix International *	4,400	165
Owens & Minor	950	29
Pacific Biosciences of California *	13,970	48

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Par Pharmaceutical *	13,000	$504
Parexel International *	19,140	516
Patterson	10,047	336
PDL BioPharma	31,100	198
PerkinElmer	12,149	336
Pharmacyclics *	6,660	185
PharMerica *	19,200	239
PSS World Medical *	1,400	35
QIAGEN *	4,760	74
Quest Diagnostics	6,140	375
Questcor Pharmaceuticals * (A)	17,250	649
Regeneron Pharmaceuticals *	2,328	272
ResMed *	4,239	131
Salix Pharmaceuticals *	23,654	1,242
Savient Pharmaceuticals *	12,901	28
Sciclone Pharmaceuticals *	41,200	260
Seattle Genetics * (A)	19,798	403
Select Medical Holdings *	6,100	47
Sirona Dental Systems *	9,285	479
STERIS	20,660	653
SXC Health Solutions *	18,820	1,411
Symmetry Medical *	1,500	11
Techne	900	63
Tenet Healthcare *	14,100	75
Theravance *	1,400	27
Thoratec *	1,500	51
Tornier BV *	721	18
United Therapeutics *	2,514	118
Universal Health Services, Cl B	2,241	94
US Physical Therapy	900	21
Viropharma *	2,500	75
Vivus *	1,163	26
Vocera Communications *	700	16
Volcano *	27,370	776
WellCare Health Plans *	16,640	1,196
West Pharmaceutical Services	1,100	47
Zoll Medical *	1,800	167

		35,058

Industrials — 15.6%
AAON	2,250	45
AAR	1,100	20
ABM Industries	2,100	51
Acacia Research - Acacia Technologies *	1,500	63
Actuant, Cl A	17,955	520
Acuity Brands	500	31
Advisory Board *	10,900	966
Aecom Technology *	1,800	40
Aerovironment *	1,600	43
AGCO *	26,043	1,229
Aircastle	31,832	390
Alaska Air Group *	1,600	57
Albany International, Cl A	11,100	255
Alliant Techsystems	715	36
American Superconductor *	5,422	22
Ametek	12,206	592
Ampco-Pittsburgh	8,000	161
AO Smith	1,100	50
Arkansas Best	900	17
Atlas Air Worldwide Holdings *	800	39
Barnes Group	1,100	29

Description	Shares	Market Value ($ Thousands)
BE Aerospace *	21,737	$1,010
Beacon Roofing Supply *	7,448	192
Belden	19,700	747
Blount International *	5,419	90
Brady, Cl A	19,000	615
Brink’s	3,100	74
Calgon Carbon *	5,791	90
Carlisle	1,800	90
Chart Industries *	1,490	109
Chicago Bridge & Iron	562	24
Cintas	11,431	447
Clarcor	1,200	59
Clean Harbors *	4,061	273
Colfax * (A)	20,910	737
Con-way	600	20
Copa Holdings, Cl A	900	71
Copart *	2,400	63
Corporate Executive Board	1,100	47
Corrections Corp of America *	14,410	394
CoStar Group *	11,550	798
Courier	5,144	60
Covanta Holding	3,100	50
Crane	600	29
Cubic	8,269	391
Curtiss-Wright	10,300	381
Deluxe	11,400	267
DigitalGlobe *	29,290	391
Dollar Thrifty Automotive Group *	2,333	189
Donaldson	1,800	64
Dover	6,217	391
Dycom Industries *	23,285	544
EMCOR Group	19,797	549
EnergySolutions *	3,600	18
EnerNOC *	1,300	9
EnPro Industries *	5,633	231
Equifax	2,000	88
ESCO Technologies	16,781	617
Esterline Technologies *	4,600	329
Flowserve	3,456	399
Fluor	7,034	422
Forward Air	4,163	153
Franklin Electric	5,485	269
FTI Consulting *	1,400	53
G&K Services	24,895	851
Gardner Denver	6,226	392
GATX	700	28
Generac Holdings *	4,034	99
General Cable *	8,312	242
Genesee & Wyoming, Cl A *	8,550	467
Geo Group *	2,100	40
GeoEye *	700	17
Gorman-Rupp	1,562	46
Graco	600	32
GrafTech International *	2,200	26
Granite Construction	5,570	160
Great Lakes Dredge & Dock	3,253	23
Harsco	3,200	75
Hawaiian Holdings *	44,406	232
Heartland Express	2,631	38
HEICO	1,409	73
Heidrick & Struggles International	411	9

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Herman Miller	1,500	$34
Hertz Global Holdings *	4,900	74
Hexcel *	23,260	558
Higher One Holdings * (A)	3,956	59
HNI	3,926	109
HUB Group, Cl A *	1,400	51
IDEX	19,440	819
IHS, Cl A *	800	75
II-VI *	2,000	47
Interface, Cl A	70,940	990
Interline Brands *	1,300	28
JB Hunt Transport Services	1,200	65
John Bean Technologies	18,747	304
Kadant *	21,253	506
Kaman	2,096	71
Kansas City Southern	12,436	891
Kaydon	19,253	491
KBR	22,300	793
Kelly Services, Cl A	1,200	19
Kennametal	16,922	753
Keyw Holding *	27,290	212
Kirby *	10,150	668
Knoll	1,200	20
L-3 Communications Holdings	7,300	517
Landstar System	9,760	563
Layne Christensen *	1,000	22
Lennox International	2,400	97
Lincoln Electric Holdings	11,676	529
Localiza Rent a Car	18,370	338
Manitowoc	1,690	23
Marten Transport	1,400	31
MasTec *	5,300	96
Mcgrath Rentcorp	1,900	61
Meritor *	45,210	365
Middleby *	7,240	733
Miller Industries	8,900	151
Moog, Cl A *	21,715	931
MSC Industrial Direct, Cl A	700	58
Mueller Industries	500	23
Mueller Water Products, Cl A	6,176	21
NACCO Industries, Cl A	400	47
Navistar International *	8,343	337
Nordson	10,100	551
Northwest Pipe *	11,470	244
Old Dominion Freight Line *	13,470	642
Orbital Sciences *	9,117	120
Orion Marine Group *	19,166	139
Oshkosh Truck *	8,700	202
Owens Corning *	2,900	104
Pall	4,405	263
Pentair	500	24
Polypore International * (A)	7,250	255
Quanex Building Products	23,985	423
Quanta Services *	3,656	76
RBC Bearings *	10,461	483
Regal-Beloit	600	39
Republic Services	19,017	581
Resources Connection	2,600	37
Rexnord *	12,300	259
Robbins & Myers	19,034	991
Robert Half International	1,400	42
Roper Industries	6,642	659

Description	Shares	Market Value ($ Thousands)
RPX *	24,655	$418
RR Donnelley & Sons (A)	15,000	186
RSC Holdings *	1,700	38
Ryder System	8,900	470
Shaw Group *	630	20
Simpson Manufacturing	12,310	397
Skywest	11,800	131
Spirit Aerosystems Holdings, Cl A *	13,584	332
Spirit Airlines *	31,780	638
SPX	600	46
Standex International	2,300	95
Stanley Black & Decker	5,136	395
Steelcase, Cl A	4,600	44
Swisher Hygiene, Cl Common Subscription Recei * (B)	7,621	19
SYKES Enterprises *	23,748	375
TAL International Group	16,770	616
Teledyne Technologies *	14,735	929
Teleflex	11,917	728
Terex *	10,620	239
Tetra Tech *	38,203	1,007
Thermon Group Holdings *	13,870	284
Thomas & Betts *	1,000	72
Timken	6,100	309
Toro	700	50
Towers Watson, Cl A	10,658	704
TransDigm Group *	799	92
Trex *	12,771	410
Triumph Group	3,783	237
TrueBlue *	38,995	697
Tutor Perini *	3,700	58
Unifirst	644	40
United Rentals * (A)	28,530	1,224
United Stationers	1,000	31
Universal Forest Products	1,908	66
URS	8,200	349
US Airways Group *	43,049	327
USG *	1,100	19
UTI Worldwide	2,500	43
Valmont Industries	4,335	509
Vicor	2,300	18
Wabtec	1,800	136
Waste Connections	1,800	59
Watsco	600	44
Watts Water Technologies, Cl A	8,091	330
Werner Enterprises	1,900	47
WESCO International *	5,074	331
Westport Innovations * (A)	4,661	191
Woodward	1,400	60
Xylem	11,700	325
Zipcar * (A)	4,449	66

		52,315

Information Technology — 17.8%
ACI Worldwide *	3,453	139
Acme Packet *	8,890	245
Active Network *	5,384	91
Adobe Systems *	12,573	431
Adtran	15,185	474
Advanced Energy Industries *	1,400	18
Advent Software *	1,000	26

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Akamai Technologies *	20,650	$758
Alliance Data Systems *	1,219	154
Analog Devices	8,744	353
Anixter International *	500	36
Ansys *	13,686	890
AOL *	2,700	51
Applied Micro Circuits *	370	3
Ariba *	2,700	88
Arris Group *	7,200	81
Arrow Electronics *	1,900	80
Aruba Networks *	39,282	875
Aspen Technology *	30,390	624
Atmel *	12,100	119
ATMI *	800	19
Avnet *	8,300	302
Bazaarvoice * (A)	13,363	266
Benchmark Electronics *	26,482	437
Black Box	5,800	148
Blackbaud	1,000	33
Booz Allen Hamilton Holding, Cl A	17,060	290
Bottomline Technologies *	14,514	405
Broadridge Financial Solutions	1,700	41
BroadSoft * (A)	27,750	1,061
Brocade Communications Systems *	44,128	254
CACI International, Cl A *	6,520	406
Cadence Design Systems *	142,690	1,689
Checkpoint Systems *	1,100	12
Ciena * (A)	32,020	518
Cognex	1,400	59
Coherent *	15,842	924
CommVault Systems *	1,400	69
Computer Sciences	5,000	150
Comtech Telecommunications	9,788	319
Concur Technologies * (A)	12,690	728
Constant Contact *	800	24
Convergys *	16,700	223
CoreLogic *	1,800	29
Cornerstone OnDemand *	2,249	49
Cree * (A)	1,902	60
CSG Systems International *	16,700	253
CTS	17,700	186
Cymer *	600	30
Cypress Semiconductor	28,740	449
DealerTrack Holdings *	38,877	1,176
Deltek *	4,647	50
Demand Media *	6,260	45
Diebold	7,947	306
Digital River *	27,961	523
Diodes *	1,800	42
DST Systems	600	33
Earthlink	69,375	554
Echo Global Logistics *	1,761	28
EchoStar, Cl A *	2,900	82
Electronics for Imaging *	1,300	21
Emulex *	37,444	389
Entegris *	50,560	472
Equinix *	800	126
Euronet Worldwide *	1,400	29
ExactTarget *	3,857	100
F5 Networks *	5,546	748

Description	Shares	Market Value ($ Thousands)
Fabrinet *	19,730	$349
Factset Research Systems	800	79
Fair Isaac	800	35
Fairchild Semiconductor International *	45,121	663
FARO Technologies *	1,300	76
FEI *	1,500	74
Fidelity National Information Services	15,022	497
Finisar *	29,260	590
Flir Systems	2,400	61
Formfactor *	1,169	7
Forrester Research	1,400	45
Fortinet *	29,325	811
Gartner *	2,600	111
Genpact *	1,200	20
Global Payments	2,534	120
Harris	11,700	527
Heartland Payment Systems	3,000	86
Hittite Microwave *	6,430	349
IAC	13,640	670
Imperva *	5,800	227
Informatica *	4,110	217
Integrated Device Technology *	63,280	452
InterDigital	1,000	35
Intermec *	29,357	227
International Rectifier *	13,690	316
Intersil, Cl A	4,300	48
IntraLinks Holdings *	1,130	6
IPG Photonics *	13,300	692
Ixia *	27,390	342
j2 Global	13,610	390
Jabil Circuit	26,380	663
JDA Software Group *	1,800	49
JDS Uniphase *	2,700	39
Jive Software *	12,220	332
Juniper Networks *	15,112	346
Kla-Tencor	6,600	359
Lattice Semiconductor *	61,170	393
Lexmark International, Cl A	6,100	203
Limelight Networks *	1,566	5
Liquidity Services *	5,800	260
Littelfuse	800	50
LivePerson *	26,298	441
LoopNet *	1,700	32
Loral Space & Communications *	800	64
LSI Logic *	13,100	114
Manhattan Associates *	4,119	196
Mantech International, Cl A	900	31
MAXIMUS	1,200	49
Measurement Specialties *	2,900	98
Mellanox Technologies *	11,501	481
Mentor Graphics *	2,400	36
Methode Electronics	2,700	25
Micrel	7,000	72
Micros Systems *	10,755	595
Microsemi *	1,300	28
MicroStrategy, Cl A *	3,610	505
Molex (A)	13,452	378
Monolithic Power Systems *	25,396	500
Monster Worldwide *	1,600	16
MTS Systems	1,000	53

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
NCR *	2,700	$59
Netgear *	13,080	500
Netscout Systems *	19,979	406
NetSuite *	1,400	70
NeuStar, Cl A *	1,000	37
NIC	4,100	50
Novellus Systems *	1,600	80
Nuance Communications *	5,900	151
NXP Semiconductor * (A)	27,550	733
Omnivision Technologies *	1,400	28
ON Semiconductor *	11,300	102
OpenTable * (A)	9,550	387
OSI Systems *	1,300	80
Parametric Technology *	46,620	1,303
Pegasystems	6,556	250
Photronics *	29,800	198
Plantronics	1,100	44
Plexus *	1,500	53
PMC - Sierra *	8,500	61
Polycom *	8,000	153
Power Integrations	22,619	840
Progress Software *	8,660	205
Pulse Electronics	19,700	49
QLIK Technologies *	30,588	979
QLogic *	150	3
Quality Systems	1,000	44
Rackspace Hosting *	2,586	149
Rambus *	1,900	12
RealD *	2,286	31
RealNetworks	2,800	28
RF Micro Devices *	44,872	224
Riverbed Technology *	41,804	1,174
Rofin-Sinar Technologies *	1,100	29
Rovi *	2,724	89
Rubicon Technology *	404	4
SAIC	27,800	367
Sapient	53,170	662
Scansource *	4,632	173
Seagate Technology	29,200	787
Semtech *	22,560	642
ServiceSource International *	36,777	569
Silicon Graphics International *	2,400	23
Silicon Laboratories *	10,120	435
Skyworks Solutions *	19,240	532
SolarWinds *	31,503	1,218
Solera Holdings	6,920	318
Sonus Networks *	21,550	62
Standard Microsystems *	2,100	54
STEC *	3,349	31
SunPower, Cl A *	329	2
Symantec *	24,943	466
Synaptics *	3,844	140
Synchronoss Technologies *	12,740	407
Synopsys * (A)	30,462	934
Syntel	8,840	495
Take-Two Interactive Software *	2,400	37
Taleo, Cl A *	1,500	69
Tech Data *	8,900	483
TeleTech Holdings *	5,391	87
Tellabs	22,081	89
Teradyne *	27,870	471
Tessera Technologies	7,747	134

Description	Shares	Market Value ($ Thousands)
TIBCO Software *	20,950	$639
TiVo *	2,000	24
TNS *	12,226	266
Total System Services	2,800	65
Trimble Navigation *	1,830	100
TriQuint Semiconductor *	4,100	28
Tyler Technologies *	1,277	49
Ubiquiti Networks * (A)	7,400	234
Ultimate Software Group *	800	59
Ultra Clean Holdings *	37,539	283
Ultratech *	7,300	212
Unisys *	670	13
United Online	29,700	145
Universal Display *	7,640	279
Valueclick *	3,600	71
Veeco Instruments * (A)	2,300	66
VeriFone Holdings *	34,248	1,776
Viasat *	1,100	53
Virtusa *	1,600	28
Vishay Intertechnology *	50,276	611
Vishay Precision Group *	192	3
VistaPrint *	900	35
Volterra Semiconductor *	13,350	459
WebMD Health, Cl A *	1,121	29
Websense *	2,994	63
Western Digital *	13,200	546
Wright Express *	7,640	495
Xyratex	13,181	210
Zebra Technologies, Cl A *	7,574	312

		59,673

Materials — 5.4%
Airgas	1,600	142
AK Steel Holding	5,745	44
Albemarle	4,500	288
Alcoa	19,538	196
Allegheny Technologies	11,432	471
Allied Nevada Gold *	543	18
AMCOL International	1,500	44
Aptargroup	1,800	99
Ashland	2,600	159
Balchem	1,400	42
Ball	7,703	330
Bemis	1,700	55
Boise	36,400	299
Buckeye Technologies	1,900	64
Cabot	900	38
Carpenter Technology	1,300	68
Century Aluminum *	5,100	45
Clearwater Paper *	800	26
Coeur d’Alene Mines *	3,300	78
Compass Minerals International	7,170	514
Crown Holdings *	4,800	177
Cytec Industries	5,285	321
Domtar	4,200	401
Eagle Materials	700	24
Eastman Chemical	12,800	662
Ecolab	1,917	118
Ferro *	21,429	127
Georgia Gulf *	3,300	115
Glatfelter	1,700	27
Globe Specialty Metals	5,200	77

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Greif, Cl A	13,390	$749
H.B. Fuller	6,825	224
Hecla Mining	8,100	37
Horsehead Holding *	2,100	24
Huntsman	40,080	562
Innophos Holdings	11,043	553
International Flavors & Fragrances	900	53
Intrepid Potash *	700	17
Jaguar Mining *	6,405	30
James River Coal *	1,000	5
Kaiser Aluminum	2,571	122
Koppers Holdings	480	18
Kraton Performance Polymers *	25,400	675
Kronos Worldwide	11,700	292
Martin Marietta Materials	700	60
McEwen Mining *	4,734	21
Methanex	21,980	713
Minerals Technologies	7,374	482
Molycorp * (A)	829	28
Noranda Aluminum Holding	6,400	64
Nucor	8,681	373
Olin	2,200	48
OM Group *	8,168	225
Owens-Illinois *	24,125	563
Packaging Corp of America	25,094	743
PolyOne	84,620	1,219
Reliance Steel & Aluminum	1,200	68
Rock-Tenn, Cl A	1,000	68
Rockwood Holdings *	1,000	52
Royal Gold	1,700	111
RPM International	3,100	81
RTI International Metals *	28,243	651
Schnitzer Steel Industries, Cl A	400	16
Schulman A	11,275	305
Schweitzer-Mauduit International	3,920	271
Scotts Miracle-Gro, Cl A	1,500	81
Sensient Technologies	15,310	582
Silgan Holdings	13,355	590
Solutia	24,960	697
Sonoco Products	1,400	46
Steel Dynamics	29,600	430
Stillwater Mining *	51,550	652
STR Holdings *	1,765	9
Texas Industries	600	21
Thompson Creek Metals *	4,000	27
Titanium Metals	1,100	15
UFP Technologies *	13,800	268
Valspar	1,200	58
WR Grace *	1,400	81

		18,149

Telecommunication Services — 0.6%
AboveNet *	7,156	593
Cincinnati Bell *	4,400	18
Clearwire, Cl A *	4,808	11
Cogent Communications Group *	5,100	97
Consolidated Communications Holdings	1,600	31
Leap Wireless International *	3,400	30
Level 3 Communications *	4,006	103
Lumos Networks	1,400	15

Description	Shares	Market Value ($ Thousands)
MetroPCS Communications *	35,300	$318
Neutral Tandem *	2,400	29
NTELOS Holdings	1,400	29
Price Communication *	3,800	—
SBA Communications, Cl A *	3,543	180
tw telecom, Cl A *	17,780	394
USA Mobility	15,500	216
Windstream	2,944	35

		2,099

Utilities — 3.5%
AGL Resources	15,000	588
Allete	10,175	422
Alliant Energy	1,300	56
American States Water	1,700	61
American Water Works	2,200	75
Aqua America	269	6
Atmos Energy	2,500	79
Avista	15,500	396
Black Hills	700	23
California Water Service Group	2,800	51
CH Energy Group	1,000	67
Chesapeake Utilities	7,226	297
Cleco	22,405	888
CMS Energy	18,100	398
Dynegy, Cl A *	12,014	7
Edison International	6,525	277
El Paso Electric	4,700	153
Empire District Electric	4,400	89
GenOn Energy *	16,400	34
Great Plains Energy (A)	58,008	1,176
Hawaiian Electric Industries	4,800	122
Idacorp	5,951	245
Integrys Energy Group	1,000	53
ITC Holdings	1,000	77
Laclede Group	2,600	102
MDU Resources Group	5,300	119
MGE Energy	1,600	71
National Fuel Gas	372	18
New Jersey Resources	750	34
Northeast Utilities	4,606	171
Northwest Natural Gas	9,060	411
NorthWestern	2,600	92
NSTAR	1,100	54
NV Energy	3,400	55
OGE Energy	900	48
Otter Tail	1,800	39
Pepco Holdings	2,200	42
Piedmont Natural Gas	1,800	56
Pinnacle West Capital	4,800	230
PNM Resources	1,700	31
Portland General Electric	47,706	1,192
SCANA	10,546	481
South Jersey Industries	88	4
Southwest Gas	10,465	447
TECO Energy	33,707	592
UGI	20,300	553
UIL Holdings	2,400	83
Unisource Energy	1,300	47
Vectren	2,100	61
Westar Energy	7,707	215
WGL Holdings	10,435	425

11	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Xcel Energy	14,988	$397

		11,710

Total Common Stock (Cost $268,560) ($ Thousands)		318,385

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000 Growth Index Fund	6,630	632
iShares Russell 2000 Index Fund (A)	6,104	506

Total Exchange Traded Funds (Cost $1,082) ($ Thousands)		1,138

	Number of Warrants
WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	6,042	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 5.5%
SEI Liquidity Fund, L.P. 0.180%**†† (B)	18,550,462	18,283

Total Affiliated Partnership (Cost $18,550) ($ Thousands)		18,283

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	15,433,089	15,433

Total Cash Equivalent (Cost $15,433) ($ Thousands)		15,433

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills
0.055%, 09/20/12	$925	925
0.042%, 06/28/12	43	43

Total U.S. Treasury Obligations (Cost $968) ($ Thousands)		968

	Number of Rights
RIGHTS — 0.0%
Endo Pharmaceuticals	1,900	—

Total Rights (Cost $—) ($Thousands)		—

Total Investments — 105.6% (Cost $304,593) ($ Thousands)		$354,207

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	77	Jun-2012	$257
S&P Mid 400 Index E-MINI	71	Jun-2012	198

			$455

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $335,496 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This Security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $18,139 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2012 was $18,283 ($Thousands).
(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY — New York

PIPE — Private Investment in Public Entity

S&P — Standard & Poor’s

Amounts designated as “—” are $0 or have been rounded to $0.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

March 31, 2012

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$318,385	$—	$—	$318,385
Exchange Traded Funds	1,138	—	—	1,138
Warrants	—	—	—	—
U.S. Treasury Obligations	—	968	—	968
Affiliated Partnership	—	18,283	—	18,283
Cash Equivalent	15,433	—	—	15,433

Total Investments in Securities	$334,956	$19,251	$—	$354,207

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$455	$—	$—	$455

Total Other Financial Instruments	$455	$—	$—	$455

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

13	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.5%

Consumer Discretionary — 14.3%
Allison Transmission Holdings *	14,500	$346
American Eagle Outfitters	24,332	418
Ascena Retail Group *	300	13
Bed Bath & Beyond *	1,600	105
BorgWarner * (A)	7,500	632
Chipotle Mexican Grill, Cl A *	40	17
Coach	6,410	495
Dick’s Sporting Goods	10,800	519
Dollar Tree *	1,580	149
Federal Mogul, Cl A *	3,000	52
Genuine Parts	2,100	132
Global Sources *	2,100	13
Harley-Davidson	22,956	1,126
Harman International Industries	2,100	98
Hasbro	16,801	617
International Game Technology	39,958	671
Interpublic Group	35,708	408
Jarden (A)	1,400	56
Lear	2,600	121
Liberty Media - Capital, Cl A	633	56
Liberty Media - Interactive, Cl A *	1,500	29
Lululemon Athletica * (A)	4,700	351
Marriott International, Cl A	17,600	666
Mattel	1,500	50
McGraw-Hill	3,000	145
Michael Kors Holdings * (A)	7,200	335
Newell Rubbermaid	37,026	660
Panera Bread, Cl A *	780	126
PetSmart	1,000	57
Polaris Industries	1,800	130
Ross Stores	2,100	122
Royal Caribbean Cruises	13,364	393
Sally Beauty Holdings *	18,700	464
Scripps Networks Interactive, Cl A	8,963	436
Sirius XM Radio * (A)	228,500	528
Sturm Ruger	100	5
Tempur-Pedic International *	3,100	262
Tesla Motors * (A)	5,100	190
Thor Industries	2,400	76
Toll Brothers *	16,500	396
True Religion Apparel	200	6
TRW Automotive Holdings *	600	28
Tupperware Brands	1,400	89
Ulta Salon Cosmetics & Fragrance	980	91
Urban Outfitters *	10,461	305
Whirlpool	1,680	129
Williams-Sonoma	2,900	109
WMS Industries * (A)	21,487	510
Wyndham Worldwide	2,900	135

		12,867

Consumer Staples — 4.3%
Avon Products	6,300	122
Bunge	2,000	137
Coca-Cola Enterprises	4,600	132
Constellation Brands, Cl A *	21,232	501
Corn Products International	700	40

Description	Shares	Market Value ($ Thousands)
Green Mountain Coffee Roasters * (A)	4,020	$188
Herbalife	4,500	310
Hormel Foods	1,400	41
JM Smucker	4,716	384
Kroger	20,834	504
Lorillard	1,320	171
Molson Coors Brewing, Cl B	13,148	595
Monster Beverage *	2,260	140
Smithfield Foods *	3,800	84
SYSCO (A)	13,926	416
Tyson Foods, Cl A	5,900	113

		3,878

Energy — 6.6%
Cameron International *	13,600	719
CARBO Ceramics (A)	1,700	179
Concho Resources *	7,700	786
Core Laboratories	2,900	382
EQT	5,609	270
Forest Oil *	4,400	53
Helmerich & Payne	700	38
Hess	600	35
HollyFrontier	2,300	74
Laredo Petroleum Holdings *	5,500	129
Marathon Oil	3,100	98
Marathon Petroleum	700	30
Murphy Oil	8,087	455
Nabors Industries *	16,076	281
Newfield Exploration *	11,314	392
Oceaneering International	1,400	75
Pioneer Natural Resources	7,799	870
QEP Resources	3,400	104
Range Resources	11,539	671
SEACOR Holdings *	230	22
Spectra Energy	2,900	92
Superior Energy Services *	2,500	66
Unit *	800	34
Valero Energy	2,000	52
Williams	700	22

		5,929

Financials — 13.9%
Allied World Assurance Holdings	200	14
Allstate	19,270	634
American Capital Agency †	3,100	92
American Financial Group	2,200	85
Ameriprise Financial	9,219	527
Annaly Capital Management †	6,500	103
Assurant	1,300	53
Axis Capital Holdings	9,200	305
BOK Financial (A)	6,200	349
Camden Property Trust †	100	7
Capitol Federal Financial	1,300	15
Chatham Lodging Trust †	1,900	24
Chimera Investment †	14,200	40
CIT Group *	300	12
Comerica	16,097	521
CommonWealth †	5,250	98
Corporate Office Properties Trust †	3,300	77
Digital Realty Trust † (A)	7,420	549
Discover Financial Services	4,700	156

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Dynex Capital †	1,700	$16
E*Trade Financial *	5,500	60
Endurance Specialty Holdings	11,884	483
Everest Re Group	40	4
Fifth Third Bancorp	58,856	827
First Niagara Financial Group	7,500	74
Forest City Enterprises, Cl A *	400	6
Franklin Street Properties †	2,300	24
HCC Insurance Holdings	3,400	106
Hospitality Properties Trust †	4,300	114
Host Hotels & Resorts † (A)	30,149	495
Huntington Bancshares	10,200	66
Inland Real Estate † (A)	5,800	51
Interactive Brokers Group, Cl A	1,200	20
Invesco	400	11
Janus Capital Group	700	6
Jones Lang LaSalle	1,060	89
Keycorp	15,700	133
Knight Capital Group, Cl A *	900	11
Liberty Property Trust † (A)	15,968	570
Loews	1,300	52
Mack-Cali Realty †	1,400	40
Moody’s (A)	14,200	598
Nelnet, Cl A	800	21
PartnerRe	7,102	482
PennyMac Mortgage Investment Trust †	700	13
ProLogis †	9,977	359
Provident New York Bancorp	300	3
Raymond James Financial	300	11
Regions Financial	6,300	42
Reinsurance Group of America, Cl A	9,143	544
Resource Capital † (A)	4,600	25
Sabra Health Care REIT †	2,100	34
Senior Housing Properties Trust †	1,300	29
SLM	8,500	134
State Auto Financial	200	3
SunTrust Banks	14,499	350
T. Rowe Price Group	10,300	673
TCF Financial (A)	23,500	279
Unum Group	29,135	713
Vornado Realty Trust †	1,435	121
Willis Group Holdings	13,681	478
Winthrop Realty Trust †	2,900	34
XL Group, Cl A	5,300	115
Zions Bancorporation (A)	27,197	584

		12,564

Health Care — 10.6%
Agilent Technologies	11,000	490
Alexion Pharmaceuticals *	6,400	594
Allscripts Healthcare Solutions *	1,400	23
AmerisourceBergen	7,904	314
Brookdale Senior Living, Cl A *	23,800	445
Bruker BioSciences *	13,500	207
C.R. Bard	1,000	99
CareFusion *	26,398	685
Charles River Laboratories International *	700	25
Cigna	3,100	153
Coventry Health Care	2,300	82

Description	Shares	Market Value ($ Thousands)
Covidien	500	$27
Health Net *	10,900	433
HealthSouth *	21,497	440
Hill-Rom Holdings	2,100	70
Hologic *	21,158	456
Humana	7,950	735
Illumina * (A)	3,200	168
Intuitive Surgical *	290	157
Life Technologies *	1,200	59
Mettler Toledo International *	240	44
Myriad Genetics *	500	12
Patterson	11,074	370
PerkinElmer	3,700	102
Perrigo (A)	4,720	488
Quest Diagnostics	7,600	465
Sirona Dental Systems *	8,400	433
STERIS (A)	14,102	446
SXC Health Solutions *	1,700	128
Thoratec *	10,100	340
United Therapeutics *	1,200	57
Valeant Pharmaceuticals International *	11,000	590
Vertex Pharmaceuticals *	7,800	320
Warner Chilcott, Cl A *	300	5
Watson Pharmaceuticals *	1,600	107

		9,569

Industrials — 15.3%
AGCO *	8,000	378
Air Lease, Cl A * (A)	15,600	376
Alliant Techsystems (A)	700	35
Ametek	2,600	126
Armstrong World Industries (A)	7,100	346
Babcock & Wilcox *	2,500	64
Carlisle	10,000	499
Cintas (A)	14,139	553
Cooper Industries, Cl A	7,500	480
Copart *	3,200	83
Crane	500	24
Cummins (A)	4,490	539
Dover	8,395	528
DXP Enterprises *	400	17
Emerson Electric	600	31
Exelis	2,600	32
Fastenal	1,300	70
Flowserve	4,277	494
Fluor	8,706	523
Hubbell, Cl B	250	20
IHS, Cl A *	4,100	384
JB Hunt Transport Services (A)	7,400	402
Kansas City Southern	5,700	409
L-3 Communications Holdings	1,380	98
Lincoln Electric Holdings	700	32
MSC Industrial Direct, Cl A	5,670	472
Norfolk Southern	400	26
Oshkosh Truck *	1,500	35
Pall	13,300	793
Parker Hannifin	1,740	147
Republic Services	27,531	841
Rockwell Automation	7,550	602
Roper Industries	270	27

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Spirit Aerosystems Holdings, Cl A *	16,216	$397
Stanley Black & Decker	6,355	489
Stericycle * (A)	5,100	427
Teleflex	7,364	451
Toro	1,100	78
Towers Watson, Cl A	6,563	434
TransDigm Group *	4,820	558
Valmont Industries	150	18
Wabtec	6,600	497
WW Grainger	4,560	980

		13,815

Information Technology — 16.6%
Activision Blizzard	7,900	101
Adobe Systems *	15,556	534
Alliance Data Systems * (A)	6,070	765
Analog Devices	10,823	437
Aruba Networks * (A)	13,200	294
Autodesk *	3,500	148
Avago Technologies	19,600	764
Avnet *	3,500	127
BMC Software *	1,300	52
Brocade Communications Systems *	4,100	24
CA	4,000	110
Cirrus Logic * (A)	600	14
Citrix Systems *	8,750	691
Concur Technologies * (A)	300	17
Dolby Laboratories, Cl A *	1,800	69
F5 Networks *	4,740	640
Factset Research Systems (A)	3,900	386
Fidelity National Information Services	18,587	616
Fiserv * (A)	2,000	139
FleetCor Technologies * (A)	8,900	345
Fortinet *	12,500	346
Freescale Semiconductor Holdings I * (A)	10,700	165
IAC	100	5
Intuit	2,400	144
Jabil Circuit	1,800	45
Juniper Networks *	18,698	428
Kla-Tencor	11,000	599
Lexmark International, Cl A	500	17
LSI Logic *	9,500	82
Marvell Technology Group *	2,900	45
Microchip Technology (A)	9,400	350
Micros Systems *	7,100	393
Molex (A)	14,169	398
Motorola Solutions	1,800	91
NCR *	1,600	35
NetApp *	7,600	340
Nuance Communications * (A)	17,400	445
OpenTable * (A)	4,100	166
Polycom *	20,468	390
Rackspace Hosting * (A)	6,500	376
Red Hat *	7,900	473
SAIC	2,600	34
Salesforce.com *	2,000	309
SanDisk *	2,700	134
Symantec *	30,863	577

Description	Shares	Market Value ($ Thousands)
Synopsys *	23,980	$735
Tech Data *	1,800	98
TIBCO Software *	13,000	397
Total System Services	2,000	46
VeriFone Holdings * (A)	7,300	379
Western Digital *	2,600	107
Xerox	4,500	37
Xilinx	12,900	470

		14,929

Materials — 6.3%
Alcoa (A)	24,175	242
Allegheny Technologies	14,145	582
Ball	600	26
Celanese, Ser A	1,800	83
CF Industries Holdings	790	144
Coeur d’Alene Mines *	300	7
Commercial Metals	2,100	31
Compass Minerals International	4,735	340
Eastman Chemical	2,480	128
FMC	6,600	699
Greif, Cl A	8,707	487
Huntsman	26,154	367
Nucor	10,744	462
Owens-Illinois *	22,789	532
Packaging Corp of America	16,305	482
PPG Industries	1,330	127
Reliance Steel & Aluminum	1,600	90
Sealed Air	3,800	73
Sherwin-Williams	5,090	553
Steel Dynamics	7,200	105
Valspar	1,800	87
Walter Energy	220	13

		5,660

Telecommunication Services — 0.1%
MetroPCS Communications *	10,300	93

		93

Utilities — 4.5%
AES *	10,200	133
AGL Resources	13,791	541
Ameren	3,200	104
American Water Works	1,000	34
Atmos Energy	1,000	31
DTE Energy	700	39
Edison International	8,076	343
Entergy	1,750	118
Great Plains Energy (A)	31,402	636
NRG Energy *	5,300	83
NV Energy	2,100	34
Oneok	940	77
Portland General Electric	12,837	321
PPL	1,000	28
Public Service Enterprise Group	1,500	46
SCANA (A)	11,564	527
Sempra Energy	600	36
TECO Energy	24,005	421
UGI	1,200	33

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Xcel Energy	18,539	$491

		4,076

Total Common Stock (Cost $77,270) ($ Thousands)		83,380

AFFILIATED PARTNERSHIP — 14.3%
SEI Liquidity Fund, L.P. 0.180%**†† (B)	13,262,555	12,911

Total Affiliated Partnership (Cost $13,262) ($ Thousands)		12,911

CASH EQUIVALENT — 7.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	6,607,524	6,608

Total Cash Equivalent (Cost $6,608) ($ Thousands)		6,608

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills
0.075%, 11/15/12	$29	29
0.072%, 09/20/12	155	155
0.034%, 06/28/12	116	116

Total U.S. Treasury Obligations (Cost $300) ($ Thousands)		300

Total Investments — 114.5% (Cost $97,440) ($ Thousands)		$103,199

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	54	Jun-2012	$60

For the year ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $90,124 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This Security or a partial position of this security is on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $12,925 ($ Thousands).
(B)	This security was purchased with cash collateral received from securities lending. The total market value of such securities as of March 31, 2010 was $12,911 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,380	$—	$—	$83,380
U.S. Treasury Obligations	—	300	—	300
Affiliated Partnership	—	12,911	—	12,911
Cash Equivalent	6,608	—	—	6,608

Total Investments in Securities	$89,988	$13,211	$—	$103,199

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$60	$—	$—	$60

Total Other Financial Instruments	$60	$—	$—	$60

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.1%

Consumer Discretionary — 7.8%
Aaron’s	46,761	$1,211
Advance Auto Parts	36,060	3,194
Autozone *	10,147	3,773
Best Buy	34,200	810
Big Lots *	28,000	1,204
Choice Hotels International	26,400	986
Cinemark Holdings	36,700	806
DIRECTV, Cl A *	103,000	5,082
Discovery Communications, Cl A *	23,900	1,209
Dollar Tree *	19,473	1,840
Expedia	41,188	1,378
Family Dollar Stores	2,481	157
GameStop, Cl A	128,362	2,803
Gap	63,600	1,663
H&R Block	214,900	3,539
Hillenbrand	16,494	379
Kohl’s	39,400	1,971
O’Reilly Automotive *	1,469	134
Panera Bread, Cl A *	9,300	1,496
PetMed Express	61,800	765
priceline.com *	7,157	5,135
Regal Entertainment Group, Cl A	47,100	641
Shaw Communications, Cl B	79,300	1,677
Target	74,100	4,318
Time Warner Cable, Cl A	33,400	2,722
Washington Post, Cl B	3,700	1,382

		50,275

Consumer Staples — 19.2%
Altria Group	138,916	4,288
Archer-Daniels-Midland	54,500	1,725
Brown-Forman, Cl B	40,951	3,415
Church & Dwight	34,896	1,717
Clorox	62,207	4,277
Coca-Cola Enterprises	200,547	5,736
ConAgra Foods	146,961	3,859
Corn Products International	5,094	294
Costco Wholesale	6,295	571
CVS Caremark	82,600	3,700
Dr Pepper Snapple Group	53,800	2,163
Flowers Foods	137,451	2,800
Fresh Del Monte Produce	43,800	1,000
General Mills	17,300	682
Hershey	100,033	6,135
Hormel Foods	285,870	8,439
Kellogg	21,400	1,148
Kimberly-Clark	92,563	6,839
Kroger	126,700	3,070
Lorillard	65,868	8,529
McCormick	80,686	4,392
Metro, Cl A	51,900	2,762
Molson Coors Brewing, Cl B	62,500	2,828
Monster Beverage *	112,131	6,962
Nash Finch	13,900	395
Philip Morris International	57,892	5,130
Post Holdings *	6,045	199
Ralcorp Holdings *	28,791	2,133

Description	Shares	Market Value ($ Thousands)
Reynolds American	198,751	$8,236
Ruddick	21,700	870
Safeway	126,700	2,561
SYSCO	122,927	3,671
TreeHouse Foods *	22,000	1,309
Tyson Foods, Cl A	158,362	3,033
Universal	26,800	1,249
Walgreen	97,900	3,279
Wal-Mart Stores	84,700	5,184

		124,580

Energy — 3.1%
Chevron	54,800	5,877
ConocoPhillips	43,700	3,322
Diamond Offshore Drilling	6,900	461
EQT	8,200	395
Exxon Mobil	83,600	7,250
FMC Technologies *	17,000	857
Imperial Oil	27,300	1,239
Sunoco	22,800	870

		20,271

Financials — 10.5%
Allied World Assurance Holdings	45,823	3,147
American Campus Communities †	35,100	1,570
American Capital Agency †	153,746	4,542
Arch Capital Group *	102,073	3,801
Associated Banc-Corp	121,100	1,691
BOK Financial	13,300	748
Brown & Brown	43,900	1,044
Capitol Federal Financial	58,177	690
CBOE Holdings	6,137	174
Chubb	52,400	3,621
Commerce Bancshares	45,551	1,846
Endurance Specialty Holdings	44,616	1,814
Equity Lifestyle Properties †	23,600	1,646
Everest Re Group	33,561	3,105
Federated Investors, Cl B	69,600	1,560
First Citizens BancShares, Cl A	7,472	1,365
First Niagara Financial Group	55,100	542
Genworth MI Canada	40,500	897
HCC Insurance Holdings	15,200	474
Health Care †	20,200	1,110
Hudson City Bancorp	225,000	1,645
Main Street Capital	28,500	702
MFA Financial †	264,674	1,977
National Bank of Canada	32,900	2,613
New York Community Bancorp	42,376	589
PartnerRe	57,900	3,931
PennyMac Mortgage Investment Trust †	56,200	1,049
People’s United Financial	80,306	1,063
Prosperity Bancshares	24,500	1,122
Realty Income †	44,000	1,704
RenaissanceRe Holdings	21,800	1,651
Senior Housing Properties Trust †	18,700	412
Signature Bank NY *	27,100	1,708
Tanger Factory Outlet Centers †	54,200	1,612
TFS Financial *	164,700	1,565
Tower Group	47,500	1,065
Travelers	55,300	3,274

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Two Harbors Investment †	127,100	$1,289
Validus Holdings	89,400	2,767
Washington Federal	9,749	164
Washington Real Estate Investment Trust †	12,400	368
White Mountains Insurance Group	900	451

		68,108

Health Care — 20.4%
Abbott Laboratories	184,044	11,280
Aetna	57,900	2,904
Alexion Pharmaceuticals *	62,398	5,794
AmerisourceBergen	169,582	6,729
Amgen	148,542	10,100
AstraZeneca ADR	50,300	2,238
Baxter International	38,200	2,284
Becton Dickinson	53,064	4,120
Biogen Idec *	31,923	4,021
C.R. Bard	6,572	649
Cardinal Health	171,658	7,400
Cooper	6,600	539
Coventry Health Care	21,700	772
Eli Lilly	165,393	6,660
Endo Pharmaceuticals Holdings *	66,700	2,583
Gilead Sciences *	43,600	2,130
Health Net *	29,900	1,188
Henry Schein *	21,308	1,612
Humana	18,500	1,711
Johnson & Johnson	64,700	4,268
LifePoint Hospitals *	32,800	1,294
Lincare Holdings	38,800	1,004
Magellan Health Services *	27,800	1,357
McKesson	101,354	8,896
Medtronic	52,100	2,042
Merck	166,700	6,401
Myriad Genetics *	47,900	1,133
Owens & Minor	23,200	705
Par Pharmaceutical *	24,300	941
Patterson	46,100	1,540
Pfizer	240,100	5,441
SXC Health Solutions *	56,265	4,218
Techne	70,266	4,926
United Therapeutics *	87,700	4,133
UnitedHealth Group	58,500	3,448
Watson Pharmaceuticals *	18,069	1,212
WellPoint	34,900	2,576
Zimmer Holdings	31,400	2,018

		132,267

Industrials — 5.1%
Alliant Techsystems	11,500	576
C.H. Robinson Worldwide	22,800	1,493
Clarcor	9,300	457
Clean Harbors *	6,500	438
Copa Holdings, Cl A	3,503	277
Exelis	2,326	29
FTI Consulting *	32,000	1,201
General Dynamics	24,100	1,768
Huntington Ingalls Industries *	733	30
L-3 Communications Holdings	57,900	4,098

Description	Shares	Market Value ($ Thousands)
Landstar System	30,000	$1,731
Lockheed Martin	66,718	5,995
Northrop Grumman	41,600	2,541
Progressive Waste Solutions	73,400	1,591
Raytheon	90,000	4,750
Rollins	72,800	1,549
Stericycle *	6,438	538
Unifirst	13,700	843
Union Pacific	3,700	398
Verisk Analytics, Cl A *	5,503	259
Waste Connections	36,474	1,187
Watsco	19,200	1,422

		33,171

Information Technology — 8.1%
Activision Blizzard	262,200	3,361
Amdocs	132,541	4,186
CACI International, Cl A *	20,600	1,283
CGI Group, Cl A *	47,400	1,057
Cisco Systems	84,600	1,789
Computer Sciences	29,400	880
Dell *	72,600	1,205
Flir Systems	43,800	1,109
Global Payments	12,200	580
Harris	44,800	2,020
Hewlett-Packard	60,900	1,451
IAC	101,455	4,980
Ingram Micro, Cl A *	85,100	1,580
Intel	131,300	3,691
International Business Machines	36,487	7,613
Jack Henry & Associates	11,900	406
Microsoft	130,000	4,193
Motorola Mobility Holdings *	57,715	2,265
Qualcomm	6,800	462
SAIC	272,900	3,602
Tech Data *	46,820	2,540
Total System Services	74,400	1,716
Zebra Technologies, Cl A *	15,800	651

		52,620

Materials — 2.5%
Aptargroup	27,900	1,528
Ball	38,700	1,660
Barrick Gold	56,100	2,433
Compass Minerals International	22,000	1,578
Greif, Cl A	13,200	738
Newmont Mining	60,119	3,083
Packaging Corp of America	28,400	840
Royal Gold	25,880	1,688
Silgan Holdings	39,100	1,728
Sonoco Products	26,000	863

		16,139

Telecommunication Services — 3.3%
AT&T	221,100	6,905
BCE	61,900	2,474
NTT DoCoMo ADR	89,100	1,485
Rogers Communications, Cl B	61,000	2,417
SBA Communications, Cl A *	16,000	813
SK Telecom ADR	191,000	2,657
Telephone & Data Systems	30,218	699

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Verizon Communications	94,965	$3,630

		21,080

Utilities — 14.1%
AGL Resources	22,900	898
Alliant Energy	65,500	2,837
Ameren	71,700	2,336
American Electric Power	72,500	2,797
American Water Works	97,347	3,313
Atmos Energy	115,600	3,637
Avista	49,700	1,271
Cia de Saneamento Basico do Estado de Sao Paulo ADR	23,300	1,785
CMS Energy	121,846	2,681
Consolidated Edison	73,929	4,319
DTE Energy	130,825	7,199
Duke Energy	131,700	2,767
Edison International	38,100	1,620
El Paso Electric	67,600	2,196
Entergy	58,368	3,922
Great Plains Energy	94,600	1,918
Hawaiian Electric Industries	81,586	2,068
Idacorp	35,100	1,443
Integrys Energy Group	43,858	2,324
ITC Holdings	3,991	307
NSTAR	100,557	4,890
NV Energy	54,167	873
Pepco Holdings	48,000	907
PG&E	135,100	5,865
Pinnacle West Capital	32,026	1,534
Portland General Electric	91,800	2,293
Public Service Enterprise Group	80,100	2,452
SCANA	66,240	3,021
Sempra Energy	27,900	1,673
Southern	99,318	4,463
TECO Energy	25,900	455
UGI	106,728	2,908
Vectren	52,200	1,517
Westar Energy	21,667	605
WGL Holdings	35,800	1,457
Wisconsin Energy	126,568	4,453

		91,004

Total Common Stock (Cost $517,362) ($ Thousands)		609,515

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	36,496,222	36,496

Total Cash Equivalent (Cost $36,496) ($ Thousands)		36,496

U.S. TREASURY OBLIGATIONS (A) (B) — 0.3%
U.S. Treasury Bills
0.051%, 09/20/12	$705	705
0.050%, 06/28/12	1,187	1,187
0.000%, 06/21/12	4	4

Description	Market Value ($ Thousands)
Total U.S. Treasury Obligations (Cost $1,896) ($ Thousands)	$1,896

Total Investments — 100.0% (Cost $555,754) ($ Thousands)	$647,907

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	333	Jun-2012	$759

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $647,896 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.
(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$609,515	$—	$—	$609,515
U.S. Treasury Obligations	—	1,896	—	1,896
Cash Equivalent	36,496	—	—	36,496

Total Investments in Securities	$646,011	$1,896	$—	$647,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$759	$—	$—	$759

Total Other Financial Instruments	$759	$—	$—	$759

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.7%

Australia — 6.7%
AGL Energy	290,450	$4,438
Amcor	176,936	1,364
ARB	99,744	951
CFS Retail Property Trust †	1,249,278	2,317
Coca-Cola Amatil	203,306	2,626
CSL	195,858	7,282
Echo Entertainment Group	299,912	1,364
Goodman Group †	494,529	353
Hansen Technologies	41,039	39
Iluka Resources	53,720	990
McPherson’s	16,139	35
Metcash	1,646,628	7,335
MPG Printing *	4,034	—
OneSteel	154,571	199
QR National	623,550	2,410
SP AusNet, Cl Miscellaneous	1,371,560	1,527
Stockland †	616,608	1,878
TABCORP Holdings	526,813	1,484
Tatts Group	1,241,457	3,190
Telstra	1,046,325	3,566
Treasury Wine Estates	26,032	111
Washington H Soul Pattinson	7,318	104
Westfield Retail Trust †	273,536	731
Woolworths	146,134	3,933

		48,227

Austria — 0.1%
Oesterreichische Post	27,131	943

Belgium — 1.4%
Belgacom	111,053	3,565
Colruyt	48,722	1,955
Delhaize Group	17,127	900
Intervest Offices †	868	24
Mobistar	70,514	3,507

		9,951

Bermuda — 0.0%
Transport International Holdings	14,000	30

Canada — 11.8%
Alimentation Couche Tard, Cl B	134,316	4,401
Barrick Gold	49,483	2,146
BCE	161,912	6,480
Bell Aliant	141,931	3,877
Brookfield Office Properties	3,420	59
Canadian National Railway	16,999	1,348
Canadian Tire, Cl A	38,880	2,507
Canadian Utilities, Cl A	20,108	1,309
Cash Store Financial Services	5,200	30
Centerra Gold	28,150	437
CGI Group, Cl A *	82,298	1,831
Cogeco Cable	1,900	99
Constellation Software	1,900	170
Empire, Cl A	75,950	4,377
Fairfax Financial Holdings	1,244	501
Franco-Nevada	8,085	347
Genworth MI Canada	7,774	172
George Weston	49,118	3,112

Description	Shares	Market Value ($ Thousands)
Goldcorp	10,500	$472
IGM Financial	2,073	96
Intact Financial, Cl Common Subscription Recei	6,012	361
Jean Coutu Group PJC, Cl A	29,600	418
K-Bro Linen	4,265	95
Loblaw	16,700	568
Manitoba Telecom Services	102,274	3,575
Maple Leaf Foods	9,500	113
Metro, Cl A	119,632	6,367
National Bank of Canada	30,369	2,412
North West	45,204	1,011
Open Text *	5,182	316
Paladin Labs *	1,100	44
Premium Brands Holdings	7,600	133
RioCan Real Estate Investment Trust, Cl Trust Unit †	40,734	1,102
Rogers Communications, Cl B	185,582	7,353
Rogers Sugar	27,052	154
Saputo	126,739	5,479
Sears Canada *	4,500	60
Shaw Communications, Cl B	12,438	263
Shoppers Drug Mart	3,900	171
TELUS, Cl A	69,000	3,918
Tim Hortons	59,247	3,163
TMX Group	84,267	3,777
TransAlta	103,339	1,934
TransCanada	75,664	3,243
Valener	33,226	511
Yamana Gold	319,076	4,968

		85,280

Cayman Islands — 0.1%
Fresh Del Monte Produce	18,975	433

Denmark — 2.4%
Coloplast, Cl B	38,045	6,579
H Lundbeck	34,972	700
Novo Nordisk, Cl B	53,950	7,460
TDC	355,489	2,582

		17,321

Finland — 1.1%
Elisa	172,493	4,128
Olvi, Cl A	1,700	39
Orion, Cl B	201,364	3,974

		8,141

France — 0.9%
BioMerieux	3,966	312
Boiron	6,078	206
Bonduelle S.C.A.	1,532	150
Canal +	13,049	83
PagesJaunes Groupe	38,528	125
Sartorius Stedim Biotech	1,980	139
Societe BIC	48,610	4,871
Tessi	1,012	109
Vilmorin & Cie	5,040	544

		6,539

Germany — 0.5%
Carl Zeiss Meditec	45,263	1,097
Constantin Medien *	14,561	34

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Hornbach Holding	434	$33
KWS Saat	235	53
Rhoen Klinikum	4,139	83
Sto	367	56
Suedzucker	65,219	2,073

		3,429

Hong Kong — 2.5%
CLP Holdings	775,500	6,692
HKT Trust *	29,478	23
Link †	1,724,000	6,417
Power Assets Holdings	698,500	5,128
Skyfame Realty Holdings *	1,312,000	127

		18,387

Ireland — 0.2%
James Hardie Industries	93,058	740
Kerry Group, Cl A	8,802	407

		1,147

Israel — 0.7%
Check Point Software Technologies *	39,133	2,498
El Al Israel Airlines * (A)	65,866	9
Formula Systems 1985 (A)	3,851	66
Hot Telecommunication System (A)	3,602	40
Orbotech *	7,977	92
Silicom *	10,545	188
Teva Pharmaceutical Industries (A)	49,902	2,252

		5,145

Italy — 0.2%
CSP International Fashion Group	1,207	1
Recordati	81,516	619
Reply	1,356	32
Snam Rete Gas	231,617	1,112

		1,764

Japan — 16.7%
Ajinomoto	15,000	189
Ajis	1,300	19
Alpen	7,500	151
Aozora Bank	85,000	247
Artnature	3,900	46
Asahi Group Holdings	26,500	590
Asahi Net	9,000	40
Autobacs Seven	14,700	713
Benefit One	79	61
Benesse	11,400	571
Bic Camera	268	143
BML	2,800	72
Can Do	140	162
Central Japan Railway	363	3,008
Chiyoda	7,000	141
Coca-Cola Central Japan	41,636	543
Dainichi	5,100	48
Daito Trust Construction	53,800	4,857
Doutor Nichires Holdings	10,700	142
Duskin	12,400	249
Dydo Drinco	10,500	421
Electric Power Development	49,000	1,336
FamilyMart	64,300	2,735

Description	Shares	Market Value ($ Thousands)
Fancl * (B)	54,200	$734
Fuji Oil	95,400	1,365
Geo	81	96
Gree	109,300	2,775
Hachijuni Bank	77,000	457
Hakuhodo DY Holdings	5,850	370
Haruyama Trading	2,000	11
Hiday Hidaka	3,720	58
House Foods	18,900	325
Idemitsu Kosan	32,600	3,268
Infocom	195	235
Ito En	38,700	699
Itochu-Shokuhin	3,900	145
Japan Retail Fund Investment, Cl A †	1,065	1,590
Jupiter Telecommunications	197	198
Kaken Pharmaceutical	22,000	279
Kamigumi	178,000	1,482
Kao	286,600	7,565
Kasumi	16,300	110
Kato Sangyo	4,100	81
KDDI	222	1,446
Kewpie	205,900	3,050
Kissei Pharmaceutical	25,300	498
Kobayashi Pharmaceutical	68,300	3,436
Kokuyo	19,000	143
Komatsu Seiren	5,000	26
Kose	55,100	1,255
KYORIN Holdings	31,000	590
Lawson	61,500	3,894
Lion	584,400	3,366
Mandom	15,600	393
Marudai Food	82,000	320
Maruichi Steel Tube	10,200	239
Maruzen Showa Unyu	7,000	23
Matsuya Foods	10,900	217
Maxvalu Tokai	3,300	44
McDonald’s Holdings Japan	160,300	4,277
Medipal Holdings	54,900	715
Mikuni Coca-Cola Bottling	19,700	169
Ministop	14,100	274
Miraca Holdings	94,800	3,721
Mitsubishi Shokuhin	3,000	77
Mizuno	8,000	45
Mochida Pharmaceutical	6,000	71
Morinaga Milk Industry	83,025	328
MOS Food Services	7,700	147
Namco Bandai Holdings	234,200	3,398
NEC Mobiling	1,700	59
Nichii Gakkan	25,300	341
Nichireki	5,000	27
Nihon Shokuhin Kako	2,000	8
Nippon Telegraph & Telephone	65,600	2,993
Nitori Holdings	11,150	1,013
Noevir Holdings	4,800	53
NTT DoCoMo	3,884	6,485
Ohsho Food Service	3,400	83
Okumura	61,000	241
Ono Pharmaceutical	30,900	1,731
Oracle Japan	43,200	1,651
Osaka Gas	668,000	2,695
Otsuka	1,800	147

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Otsuka Holdings	165,900	$4,939
PanaHome	9,000	62
Plenus	5,400	98
Pola Orbis Holdings	39,400	1,183
Prima Meat Packers	75,000	140
Rinnai	9,300	673
Rock Field	3,300	64
Rohto Pharmaceutical	6,000	75
Saizeriya	35,300	571
San-A, Cl A	1,400	53
Santen Pharmaceutical	47,500	2,041
Secom	500	25
Sekisui Chemical	274,000	2,391
Seven Bank	562,500	1,237
Shimachu	34,100	808
Shinsei Bank	356,000	467
Shizuoka Gas	46,500	334
Sugi Holdings	44,200	1,359
Suzuken	34,800	1,079
Toho Gas	355,000	2,105
Toho Holdings	7,000	125
Tokai	2,800	58
Tokyo Gas	205,000	971
TonenGeneral Sekiyu	285,000	2,639
Torii Pharmaceutical	3,200	61
Toyo Suisan Kaisha	32,000	836
Trancom	1,300	26
Tsuruha Holdings	22,800	1,351
USS	4,370	446
Valor	3,800	64
West Japan Railway	2,800	113
Yamada Denki	1,960	123
Yamato Holdings	96,900	1,506
Yamazaki Baking	316,000	4,554
Yellow Hat	8,400	140

		120,733

Jersey — 0.2%
Shire	43,183	1,394

Luxembourg — 0.2%
Altisource Portfolio Solutions *	10,520	638
Millicom International Cellular	6,558	741

		1,379

Netherlands — 0.9%
Koninklijke Ahold	198,832	2,751
Royal Dutch Shell, Cl A	105,722	3,696

		6,447

New Zealand — 0.6%
Auckland International Airport	178,124	359
Chorus *	293,122	889
Port of Tauranga	37,108	330
Restaurant Brands New Zealand	21,157	32
Sky City Entertainment Group	103,062	333
Sky Network Television	12,841	54
Telecom Corp of New Zealand	1,342,061	2,667

		4,664

Portugal — 0.3%
EDP - Energias de Portugal	578,597	1,680

Description	Shares	Market Value ($ Thousands)
Portucel Empresa Produtora de Pasta e Papel *	122,445	$329
Semapa-Sociedade de Investimento e Gestao *	25,343	187

		2,196

Singapore — 0.6%
Ascendas Real Estate Investment Trust †	468,000	752
ComfortDelGro	249,000	309
DBS Group Holdings	60,000	677
Singapore Telecommunications	302,000	757
StarHub	671,000	1,654
UOL Group	72,000	271

		4,420

Spain — 1.2%
Ebro Foods	172,798	3,350
Enagas	41,052	789
Endesa	6,904	137
Viscofan	95,084	4,248

		8,524

Sweden — 1.0%
Acando	48,859	115
Axfood	81,934	2,936
Industrial & Financial Systems, Cl B	2,550	40
Loomis, Cl B	5,690	81
Swedish Match	99,905	3,966

		7,138

Switzerland — 1.8%
Allreal Holding	8,197	1,338
Basler Kantonalbank	949	119
Bell	46	95
BKW FMB Energie	1,769	61
Emmi	1,224	267
Intershop Holdings	392	143
Lindt & Spruengli	8	297
Mobilezone Holding	28,743	326
Nestle	64,796	4,072
Orior	660	36
Roche Holding	261	45
Schindler Holding	538	64
Swisscom	14,206	5,735
Vetropack Holding	17	33

		12,631

United Kingdom — 8.8%
Associated British Foods	196,469	3,830
AstraZeneca	183,805	8,161
British American Tobacco	27,298	1,374
Centrica	1,600,366	8,090
Cranswick	47,904	616
Devro	143,658	702
GlaxoSmithKline	33,924	757
Greggs	209,498	1,742
Imperial Tobacco Group	87,625	3,549
JD Sports Fashion	2,922	37
LSL Property Services	9,779	43
National Grid	365,688	3,684
Reckitt Benckiser Group	83,879	4,735
Royal Dutch Shell, Cl A	94,318	3,290

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
Scottish & Southern Energy	217,133	$4,611
Synergy Health	46,324	628
Tate & Lyle	58,253	656
Unilever	146,354	4,826
United Utilities Group	243,971	2,345
Vodafone Group	2,215,488	6,096
WM Morrison Supermarkets	770,273	3,668

		63,440

United States — 28.8%
Abbott Laboratories	81,527	4,997
Advance Auto Parts	46,493	4,118
Altria Group	14,191	438
Ameren	33,236	1,083
American Capital Agency †	34,551	1,021
American Capital Mortgage Investment †	34,569	753
American Electric Power	84,544	3,262
American States Water	26,798	968
AmerisourceBergen	94,942	3,767
Amgen	74,867	5,091
Annaly Capital Management †	223,421	3,534
AT&T	123,542	3,858
Autozone *	26,505	9,855
Becton Dickinson	7,200	559
Booz Allen Hamilton Holding, Cl A	16,052	274
Bristol-Myers Squibb	104,827	3,538
C.R. Bard	28,873	2,850
CACI International, Cl A *	2,457	153
Cal-Maine Foods	8,762	335
Campbell Soup	109,951	3,722
CBOE Holdings	65,273	1,855
CF Industries Holdings	5,535	1,011
CH Energy Group	11,319	755
Chesapeake Utilities	19,654	808
Church & Dwight	80,071	3,939
Clorox	70,697	4,860
Colgate-Palmolive	15,559	1,521
ConAgra Foods	147,912	3,884
Consolidated Communications Holdings	5,219	102
Consolidated Edison	66,265	3,871
Costco Wholesale	43,432	3,944
Dollar Tree *	55,963	5,288
Dr Pepper Snapple Group	128,413	5,163
DTE Energy	27,831	1,532
Duke Energy	44,778	941
Dynamics Research *	3,975	38
El Paso Electric	27,863	905
Eli Lilly	103,607	4,172
Ellington Financial	4,375	86
ePlus *	1,500	48
Family Dollar Stores	3,050	193
Forest Laboratories *	79,248	2,749
GameStop, Cl A	83,855	1,831
Hatteras Financial †	98,119	2,737
Hershey	72,707	4,459
HollyFrontier	5,947	191
Hormel Foods	220,001	6,495
Interactive Brokers Group, Cl A	43,422	738
ITT	9,432	216

Description	Shares	Market Value ($ Thousands)
J&J Snack Foods	2,568	$135
John B Sanfilippo & Son *	7,000	87
Kimberly-Clark	125,380	9,264
Kinder Morgan Management *	4,289	320
Kraft Foods, Cl A	86,366	3,283
Kroger	229,882	5,570
Laclede Group	82,776	3,230
Lockheed Martin	18,635	1,675
Lorillard	72,967	9,448
Magellan Health Services *	49,770	2,429
Maxygen *	22,149	127
McDonald’s	36,793	3,609
Medcath	43,046	338
Merck	79,699	3,060
MGE Energy	2,536	113
National Beverage *	14,128	227
New Mountain Finance *	6,952	95
Northeast Utilities	41,874	1,554
Obagi Medical Products *	9,124	122
Oil-Dri Corp of America	3,429	73
O’Reilly Automotive *	45,778	4,182
Papa John’s International *	37,969	1,430
PDL BioPharma	101,440	644
PepsiCo	16,777	1,113
Pfizer	31,538	715
Philip Morris International	49,000	4,342
Portland General Electric	91,436	2,284
Procter & Gamble	59,182	3,978
Providence Service *	1,194	19
RTI Biologics *	14,980	56
Safeway	15,800	319
Schiff Nutrition International *	15,935	196
Seneca Foods, Cl A *	22,029	580
Southern	76,050	3,417
Southside Bancshares	5,518	122
Spectrum Brands Holdings *	2,739	96
Susser Holdings *	18,838	484
Synopsys *	11,433	351
Territorial Bancorp	7,233	151
Tyson Foods, Cl A	191,532	3,668
Universal	44,509	2,074
US Cellular *	7,190	294
USANA Health Sciences *	2,895	108
Vectren	11,299	329
Verizon Communications	100,983	3,861
Virginia Commerce Bancorp *	11,557	101
Wal-Mart Stores	64,011	3,917
Watson Pharmaceuticals *	2,700	181
WD-40	1,897	86
Weis Markets	31,898	1,391
WGL Holdings	10,423	424
Xcel Energy	143,646	3,802

		207,982

Total Common Stock (Cost $588,198) ($ Thousands)		647,685

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Germany — 0.0%
Henkel & KGaA	2,256	$165

Total Preferred Stock (Cost $131) ($ Thousands)		165

CASH EQUIVALENT — 6.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	49,300,506	49,301

Total Cash Equivalent (Cost $49,301) ($ Thousands)		49,301

U.S. TREASURY OBLIGATIONS (B) (C) — 0.4%
U.S. Treasury Bills
0.071%, 09/20/12	$1,171	1,170
0.058%, 06/28/12	1,027	1,027
0.039%, 08/23/12	204	204
0.028%, 06/21/12	76	76
0.020%, 05/03/12	53	53

Total U.S. Treasury Obligations (Cost $2,530) ($ Thousands)		2,530

Total Investments — 96.9% (Cost $640,160) ($ Thousands)		$699,681

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	169	Jun-2012	$(93)
FTSE 100 Index	85	Jun-2012	(134)
Hang Seng Index	18	May-2012	(43)
S&P 500 Index E-MINI	380	Jun-2012	698
SPI 200 Index	23	Jun-2012	18

			$446

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/26/12	AUD	54,935	USD	57,385	$633
4/26/12	CAD	92,267	USD	92,907	613
4/26/12	CHF	12,420	USD	13,722	(27)
4/26/12	DKK	106,089	USD	19,006	10
4/26/12	EUR	43,595	USD	58,078	23
4/26/12	GBP	46,798	USD	74,719	(34)
4/26/12	HKD	148,260	USD	19,093	(5)
4/26/12	JPY	10,813,859	USD	130,061	(1,392)
4/26/12	NZD	5,858	USD	4,799	8
4/26/12	SEK	57,444	USD	8,584	(67)
4/26/12	SGD	5,988	USD	4,768	4
4/26/12	USD	893	GBP	560	1
4/26/12	USD	1,786	JPY	146,851	(1)

					$(234)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	4/26/12	11,390,192	630,533	$(234)

				$(234)

Percentages are based on Net Assets of $722,327 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $2,366 ($ Thousands) and represented 0.33% of Net Assets.
(B)	Security, or portion thereof has been pledged as collateral on open futures contracts.
(C)	The rate reported is the effective yield at the time of purchase.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2012

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	647,685	—	—	647,685
Preferred Stock	165	—	—	165
U.S. Treasury Obligations	—	2,530	—	2,530
Cash Equivalent	49,301	—	—	49,301

Total Investments in Securities	$697,151	$2,530	$—	$699,681

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$446	$—	$—	$446
Forwards	—	(234)	—	(234)

Total Other Financial Instruments	$446	$(234)	$—	$212

*	Futures contracts and Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.6%

Consumer Discretionary — 7.6%
Aaron’s	20,500	$531
Advance Auto Parts	16,400	1,452
Amazon.com *	1,490	302
Best Buy	32,800	777
Big Lots *	16,600	714
Choice Hotels International	16,000	597
Cinemark Holdings	22,200	487
Cogeco Cable	10,500	550
DIRECTV, Cl A *	62,400	3,079
Discovery Communications, Cl A *	16,300	825
DISH Network, Cl A	19,100	629
GameStop, Cl A	68,800	1,503
Gap	35,400	925
H&R Block	99,300	1,635
Hillenbrand	14,100	324
Kohl’s	27,600	1,381
McDonald’s	29,013	2,846
Panera Bread, Cl A *	6,100	982
priceline.com *	4,353	3,123
Regal Entertainment Group, Cl A	24,600	334
Shaw Communications, Cl B	47,600	1,007
Target	41,000	2,389
Time Warner Cable, Cl A	18,400	1,500
Washington Post, Cl B	2,200	822

		28,714

Consumer Staples — 23.7%
Altria Group	99,455	3,070
Archer-Daniels-Midland	38,400	1,216
Brown-Forman, Cl B	28,552	2,381
Campbell Soup	34,308	1,161
Church & Dwight	79,799	3,925
Clorox	11,389	783
Coca-Cola	31,250	2,313
Coca-Cola Enterprises	49,400	1,413
Colgate-Palmolive	32,072	3,136
ConAgra Foods	58,000	1,523
Costco Wholesale	33,020	2,998
CVS Caremark	46,000	2,061
Dr Pepper Snapple Group	24,500	985
Flowers Foods	37,700	768
Fresh Del Monte Produce	27,300	624
General Mills	64,338	2,538
Hershey	35,535	2,179
HJ Heinz	20,137	1,078
Hormel Foods	149,062	4,400
JM Smucker	21,006	1,709
Kellogg	51,374	2,755
Kimberly-Clark	76,439	5,648
Kroger	83,964	2,034
Lorillard	43,693	5,658
McCormick	43,605	2,374
Metro, Cl A	26,900	1,432
Molson Coors Brewing, Cl B	35,200	1,593
Monster Beverage *	18,000	1,118
Nash Finch	11,300	321
PepsiCo	19,087	1,266
Philip Morris International	38,511	3,413
Procter & Gamble	44,711	3,005

Description	Shares	Market Value ($ Thousands)
Ralcorp Holdings *	10,200	$756
Reynolds American	121,526	5,036
Ruddick	15,800	634
Safeway	72,200	1,459
TreeHouse Foods *	13,400	797
Tyson Foods, Cl A	52,000	996
Universal	12,100	564
Walgreen	54,500	1,825
Wal-Mart Stores	101,484	6,211

		89,156

Energy — 3.0%
Chevron	30,500	3,271
ConocoPhillips	24,300	1,847
Diamond Offshore Drilling	3,800	254
EQT	4,900	236
Exxon Mobil	45,300	3,929
FMC Technologies *	9,700	489
Imperial Oil	16,900	767
Sunoco	13,400	511

		11,304

Financials — 10.6%
Allied World Assurance Holdings	15,000	1,030
American Campus Communities †	21,300	953
Arch Capital Group *	44,681	1,664
Associated Banc-Corp	72,700	1,015
Brown & Brown	29,300	697
Capitol Federal Financial	268,352	3,183
Chubb	29,100	2,011
Commerce Bancshares	54,693	2,216
Cullen/Frost Bankers	34,636	2,015
Endurance Specialty Holdings	11,000	447
Equity Lifestyle Properties †	14,200	990
Everest Re Group	13,000	1,203
Federated Investors, Cl B	41,700	934
First Citizens BancShares, Cl A	2,500	457
Genworth MI Canada	23,900	529
Hanover Insurance Group	13,000	534
HCC Insurance Holdings	7,500	234
Health Care †	15,200	835
Hudson City Bancorp	140,500	1,027
Maiden Holdings	62,300	561
MFA Financial †	47,800	357
National Bank of Canada	14,300	1,136
PartnerRe	32,800	2,227
People’s United Financial	143,583	1,901
Prosperity Bancshares	13,700	627
Realty Income †	26,400	1,023
RenaissanceRe Holdings	13,100	992
Signature Bank NY *	16,300	1,028
Tanger Factory Outlet Centers †	32,200	957
TFS Financial *	167,030	1,587
Tower Group	16,700	375
Travelers	30,800	1,823
Two Harbors Investment †	71,700	727
Validus Holdings	48,500	1,501
Washington Real Estate Investment Trust †	16,500	490
White Mountains Insurance Group	1,370	687

		39,973

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2012

Description	Shares	Market Value ($ Thousands)

Health Care — 16.4%
Abbott Laboratories	79,406	$4,867
Aetna	36,100	1,811
Alexion Pharmaceuticals *	44,614	4,143
AmerisourceBergen	71,037	2,819
Amgen	41,100	2,794
AstraZeneca ADR	39,700	1,766
Baxter International	28,000	1,674
Becton Dickinson	20,580	1,598
Cardinal Health	30,400	1,311
Cooper	4,000	327
Coventry Health Care	16,700	594
Eli Lilly	65,563	2,640
Endo Pharmaceuticals Holdings *	39,200	1,518
Gilead Sciences *	24,600	1,202
Greatbatch *	21,800	535
Health Net *	23,200	921
Henry Schein *	12,060	913
Humana	11,900	1,101
Johnson & Johnson	67,636	4,462
LifePoint Hospitals *	21,500	848
Lincare Holdings	26,900	696
Magellan Health Services *	13,600	664
McKesson	24,900	2,185
Medtronic	29,000	1,136
Merck	99,900	3,836
Myriad Genetics *	21,600	511
Owens & Minor	12,500	380
Par Pharmaceutical *	17,700	686
Patterson	29,800	995
PDL BioPharma	96,900	615
Pfizer	116,600	2,642
Techne	34,211	2,398
United Therapeutics *	50,200	2,366
UnitedHealth Group	32,600	1,921
WellPoint	21,900	1,616
Zimmer Holdings	22,700	1,459

		61,950

Industrials — 5.7%
Alliant Techsystems	8,700	436
C.H. Robinson Worldwide	13,700	897
Clarcor	4,700	231
Clean Harbors *	3,700	249
Copa Holdings, Cl A	21,016	1,664
CSX	28,600	616
FTI Consulting *	19,800	743
General Dynamics	22,900	1,680
Huntington Ingalls Industries *	366	15
L-3 Communications Holdings	31,400	2,222
Landstar System	18,000	1,039
Lockheed Martin	25,000	2,247
Northrop Grumman	23,200	1,417
Progressive Waste Solutions	44,000	954
Raytheon	47,100	2,486
Rollins	42,000	894
Stericycle *	28,724	2,402
Unifirst	7,600	468
Union Pacific	2,300	247
Watsco	9,200	681

		21,588

Description	Shares	Market Value ($ Thousands)

Information Technology — 9.9%
Activision Blizzard	144,100	$1,847
Amdocs	49,200	1,554
Automatic Data Processing	37,838	2,088
CACI International, Cl A *	11,100	691
CGI Group, Cl A *	27,800	620
Cisco Systems	41,700	882
Computer Sciences	16,400	491
Dell *	94,500	1,569
Flir Systems	24,900	630
Global Payments	7,300	347
Google, Cl A *	4,243	2,721
Harris	28,400	1,280
Hewlett-Packard	38,100	908
IAC	74,110	3,638
Ingram Micro, Cl A *	51,100	949
Intel	100,500	2,825
International Business Machines	23,118	4,823
Jack Henry & Associates	7,100	242
Microchip Technology	22,316	830
Microsoft	82,700	2,667
Qualcomm	4,100	279
SAIC	157,400	2,078
Tech Data *	16,700	906
Total System Services	43,300	999
VeriSign	24,122	925
Zebra Technologies, Cl A *	12,500	515

		37,304

Materials — 2.3%
Aptargroup	18,100	991
Ball	26,000	1,115
Barrick Gold	18,600	807
Compass Minerals International	13,200	947
Greif, Cl A	10,500	587
Newmont Mining	24,969	1,280
Packaging Corp of America	13,000	385
Royal Gold	12,863	839
Silgan Holdings	23,500	1,039
Sonoco Products	14,500	481

		8,471

Telecommunication Services — 2.9%
AT&T	108,100	3,376
BCE	28,100	1,123
CenturyTel	19,510	754
NTT DoCoMo ADR	59,000	983
Rogers Communications, Cl B	37,500	1,486
SBA Communications, Cl A *	9,500	483
SK Telecom ADR	88,600	1,232
Telephone & Data Systems	24,783	574
Verizon Communications	24,100	922

		10,933

Utilities — 12.5%
AGL Resources	39,692	1,557
Alliant Energy	39,900	1,729
Ameren	31,000	1,010
American Electric Power	40,000	1,543
American Water Works	20,600	701
Atmos Energy	66,400	2,089
Avista	22,800	583

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,900	$988
CMS Energy	43,100	948
Consolidated Edison	44,385	2,593
DTE Energy	30,800	1,695
Duke Energy	49,900	1,048
Edison International	22,900	973
El Paso Electric	27,700	900
Entergy	21,000	1,411
Great Plains Energy	61,300	1,243
Hawaiian Electric Industries	50,912	1,291
Idacorp	17,400	715
NSTAR	68,976	3,354
OGE Energy	29,159	1,560
Pepco Holdings	27,100	512
PG&E	66,600	2,891
Piedmont Natural Gas	7,200	224
Portland General Electric	41,700	1,042
Progress Energy	9,151	486
Public Service Enterprise Group	43,100	1,319
SCANA	30,721	1,401
Sempra Energy	16,200	972
Southern	62,851	2,824
TECO Energy	20,000	351
UGI	32,000	872
Vectren	58,480	1,700
WGL Holdings	21,500	875
Wisconsin Energy	104,699	3,683

		47,083

Total Common Stock (Cost $296,192) ($ Thousands)		356,476

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	18,760,739	18,761

Total Cash Equivalent (Cost $18,761) ($ Thousands)		18,761

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.085%, 07/26/12	$17	17
0.065%, 11/15/12	11	11
0.050%, 09/20/12	541	540
0.039%, 06/28/12	73	73
0.035%, 08/23/12	51	51
0.000%, 06/21/12	18	18

Total U.S. Treasury Obligations (Cost $711) ($ Thousands)		710

Total Investments — 99.8% (Cost $315,664) ($ Thousands)		$375,947

The open futures contracts held by the Fund at March 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	156	Jun-2012	$286

For the period ended March 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $376,656 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2012.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.
(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$356,476	$—	$—	$356,476
U.S. Treasury Obligations	—	710	—	710
Cash Equivalent	18,761	—	—	18,761

Total Investments in Securities	$375,237	$710	$—	$375,947

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$286	$—	$—	$286

Total Other Financial Instruments	$286	$—	$—	$286

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 31, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: May 31, 2012